--------------------------------------------------------------------------------

                          BARR ROSENBERG SERIES TRUST

--------------------------------------------------------------------------------

                  AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND

             AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

                   AXA ROSENBERG VALUE LONG/SHORT EQUITY FUND

       AXA ROSENBERG U.S. LARGE/MID CAPITALIZATION LONG/SHORT EQUITY FUND

                        AXA ROSENBERG ENHANCED 500 FUND

                    AXA ROSENBERG INTERNATIONAL EQUITY FUND

                  AXA ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

                       AXA ROSENBERG U.S. DISCOVERY FUND

                          AXA ROSENBERG EUROPEAN FUND

                  AXA ROSENBERG U.S. LARGE CAPITALIZATION FUND

                               SEMI-ANNUAL REPORT

                ------------------------------------------------

                               SEPTEMBER 30, 2002

                ------------------------------------------------

                          BARR ROSENBERG SERIES TRUST
          -----------------------------------------------------------

                  AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND
             AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
                   AXA ROSENBERG VALUE LONG/SHORT EQUITY FUND
       AXA ROSENBERG U.S. LARGE/MID CAPITALIZATION LONG/SHORT EQUITY FUND
                        AXA ROSENBERG ENHANCED 500 FUND
                    AXA ROSENBERG INTERNATIONAL EQUITY FUND
                  AXA ROSENBERG GLOBAL LONG/SHORT EQUITY FUND
                       AXA ROSENBERG U.S. DISCOVERY FUND
                          AXA ROSENBERG EUROPEAN FUND
                  AXA ROSENBERG U.S. LARGE CAPITALIZATION FUND
--------------------------------------------------------------------------------

                                                              September 30, 2002

Dear Fellow Shareholder:

     The September quarter was the worst quarter for most indexes since the 1987 crash, with declines in our funds' benchmarks ranging from 22% for the MSCI Europe to 15% for the CRIexUS. Despite the rough environment, our funds produced noteworthy performance relative to their benchmarks.

     The success of our investment approach in the most recent environment is most evident in our long/short equity products as shown below.

                                                                        SINCE         SINCE         SINCE
                                                            LAST 1    INCEPTION     INCEPTION     INCEPTION
                                                             YEAR     (12/16/97)    (10/19/98)    (9/29/00)
                                                            ------    ----------    ----------    ----------
Value Long/Short Equity Fund
  Institutional Share Class...............................  22.20%       5.83%           --            --
U.S. Large/Mid Capitalization Long/Short Equity Fund
  Institutional Share Class...............................  11.96%         --          9.25%           --
Global Long/Short Equity Fund
  Institutional Share Class...............................  16.27%         --            --         15.33%

     More detailed performance information on these and all our funds can be found on pages 4, 13, 25, 40, 45, 50, 57, 73, 79, and 83 of this Semi-Annual Report.

     - The AXA Rosenberg U.S. Small Capitalization Fund, Institutional, Investor and Advisor Share classes, have a 4-Star Overall Morningstar Rating(TM1) (out of 186 small blend funds) as of September 30, 2002.

     - The AXA Rosenberg Value Long/Short Equity Fund has a 5-Star Overall Morningstar Rating(TM) (out of 681 domestic equity funds) for the Institutional and Investor Share classes as of September 30, 2002. The Institutional and Investor Share classes are in the top 17% and 20%, respectively, of the Lipper(2) Specialty Diversified Equity Funds peer group (64 funds) over the one-year period ended September 30, 2002.

     - The AXA Rosenberg U.S. Large/Mid Cap Long/Short Equity Fund, Institutional and Investor Share classes, have a 5-Star Overall Morningstar Rating(TM) (out of 680 domestic equity funds) as of September 30, 2002. The Institutional and Investor Share classes are ranked in the top 48% and 50%, respectively in the Lipper Specialty Diversified Equity Fund peer group over the one-year period ended September 30, 2002.

     - The AXA Rosenberg International Small Capitalization Fund has a 4-Star Overall Morningstar Rating(TM) for its Institutional and Investor Share classes (out of 830 international equity funds) as of September 30, 2002. The Institutional and Investor Share classes are ranked in the top 33% and 35%, respectively, in the Lipper International Small Cap Funds peer group (96 funds) over the one-year period ended September 30, 2002.

     - The AXA Rosenberg Enhanced 500 Fund, Institutional and Investor Share classes, are ranked in the top 17%, of the Lipper Large Cap Core Funds peer group (910 funds) over the one-year period ended September 30, 2002.

     - The AXA Rosenberg Global Long/Short Equity Fund, Institutional Share class, is in the top 37% of its Lipper Specialty Diversified Equity Funds peer group (64 funds) over the one-year period ended September 30, 2002.

     The results of intelligently balancing risk and reward speak volumes. Morningstar gives its best ratings to the top 33% of all funds (10% get five stars, and 22.5% get four stars). By comparison, 100% of our rated funds received an overall star rating of four or five stars, far ahead of the industry average.

     We received several favorable mentions in the financial press during this six month period, including Pensions & Investments, Professional Pensions, The No-Load Fund Investor, Inc., Money Magazine, MutualFundWire.com, Financial Planning, Investment Advisor, Business Week, The New York Times, and The Wall Street Journal.

     Since most of our distribution of mutual funds is done through the intermediary sales channel, which includes financial planners and registered investment advisors, I thought it would be useful to note what we believe to be the benefits of working with AXA Rosenberg Mutual Funds. These benefits are as follows:

     - Consistent out-performance with market-like risk

     - Depth and breadth of resources:

      - well-respected investment talent with expertise in all equity sectors

      - broad product line to meet a variety of client needs

      - state-of-the-art risk management

      - prudent innovation to add value

     - A high level of client service

     We are excited about the opportunities before us, and we thank you for your continued trust. If you have any questions or wish to know more about our firm or our products, please contact us at 1-800-555-5737, or visit us on the Internet at www.axarosenbergfunds.com.

                                         Sincerely,

                                         /s/ Richard L. Saalfeld
                                         Richard L. Saalfeld

                                         President & CEO
                                         AXA Rosenberg Mutual Funds
---------------

(1) (C) 2002 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) metric each month by subtracting the return on a 90-day
 U.S. Treasury Bill from the fund's load-adjusted return for the same period, and then adjusting this excess return for risk. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating metrics. The AXA Rosenberg U.S. Small Capitalization Fund was rated against the following numbers of U.S.-domiciled small blend funds over the following time periods: 186 funds in the last three years, 130 funds in the last five years, and 40 funds in the last ten years. With respect to these small blend funds, the AXA Rosenberg U.S. Small Capitalization Fund received a Morningstar Rating of 4 stars, 4 stars and 5 stars for the three-, five- and ten-year periods, respectively. The AXA Rosenberg Value Long/Short Equity Fund was rated against 680 U.S.-domiciled hybrid funds over the last three-year period, and received a 5 star rating. The AXA Rosenberg U.S. Large/Mid Cap Long/Short Equity Fund was rated against 680 U.S.-domiciled hybrid funds over the last three-year period, and received a 5 star rating. The AXA Rosenberg International Small Capitalization Fund was rated against the following numbers of foreign funds over the following time periods: 630 funds in the last three years and 449 funds in the last five years. With respect to these foreign funds, the AXA Rosenberg U.S. Small Capitalization Fund received a Morningstar Rating of 4 stars and 4 stars for the three- and five -year periods, respectively. The Morningstar Ratings are for the institutional share class only; other classes may have different performance characteristics.

(2) Lipper rankings are based on total returns at net asset value, without the imposition of a sales charge which would reduce total return figures. Lipper averages represent the average returns of funds contained in the Lipper universe. Funds in the Lipper averages generally have similar investment objectives to the Funds, although some may have different investment policies.

     Performance data represents past performance which does not guarantee future results. Investment return and principal value may increase or decrease depending upon market, economic, political, currency exchange rates and other conditions affecting a fund's portfolio, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     Small capitalization funds typically carry additional risks since smaller companies generally have experienced a greater degree of market volatility than average. International investing involves increased risk and volatility.

     Investments in shares of the AXA Rosenberg Value Long/Short Equity Fund, the AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, and the AXA Rosenberg Global Long/Short Equity Fund are more volatile and risky than some other forms of investments. Since the Funds have both a long and a short portfolio, an investment in the AXA Rosenberg Value Long/Short Equity Fund, the AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, and the AXA Rosenberg Global Long/Short Equity Fund will involve risks associated with twice the number of investment decisions made for a typical stock fund. These types of funds typically have a high portfolio turnover that could increase transaction costs and cause short-term capital gains to be realized. While it may be the intent of the Manager to take long positions in stocks that outperform the market and short positions in stocks that underperform the market, in various market climates, there is no assurance that the Manager will be successful.

     Since risks in the AXA Rosenberg Value Long/Short Equity Fund, the AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, and the AXA Rosenberg Global Long/Short Equity Fund relate specifically to the Manager's stock selection techniques and not to any systematic or economy-wide factors, the proper benchmark is an asset that also has the least exposure to systematic influences. U.S. 90-day T-bills are such an asset. An investment in 90-day T-bills is different from an investment in the AXA Rosenberg Value Long/Short Equity Fund, the AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, and the AXA Rosenberg Global Long/Short Equity Fund because T-bills are backed by the full faith and credit of the U.S. Government. T-bills have a fixed rate of return, and investors do not bear the risk of losing their investment. The income received from T-bills is free from state income tax.

     Total return includes change in share price and reinvestment of distributions. Total return set forth may reflect the waiver of a portion of the Fund's advisory or administrative fees for certain periods since the inception date. In such instances, and without the waiver of fees, total return would have been lower.

     AXA Rosenberg Mutual Funds are distributed by Barr Rosenberg Funds Distributor, Inc.

     For more complete information about the AXA Rosenberg Mutual Funds, including management fees, expenses and other ongoing charges, please call 1-800-555-5737 (Institutional Share/Registered Investment Advisors) and 1-800-447-3332 (Investor Shares) for a prospectus. Please read it carefully before investing.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/02

                                                                               SINCE       SINCE       SINCE
                                                LAST     LAST       LAST     INCEPTION   INCEPTION   INCEPTION
                                               1 YEAR   5 YEARS   10 YEARS   (2/22/89)   (1/21/97)   (10/22/96)
                                               ------   -------   --------   ---------   ---------   ----------
Institutional Shares (USCIX).................   4.19%     2.83%    15.12%      12.73%
Adviser Shares (LIFUX).......................   4.04%     2.59%                            7.19%
Investor Shares (BRSCX)......................   3.88%     2.52%                                         8.62%
Russell 2000(1)..............................  -9.30%    -3.19%     8.01%       8.07%      0.72%        2.13%

     The U.S. equity markets fell sharply during the six months ending September 30, 2002, finishing the period with a dismal second quarter in which stocks posted their largest quarterly decline since the fourth quarter of 1987. Declines were broad-based as small cap and value stocks, the best performing sectors for much of the past two years, fell as much as large cap and growth stocks. Weakening economic numbers combined with a seemingly endless string of accounting scandals and continued disappointing corporate earnings reports to keep investor sentiment negative.

     Even with the narrower value-growth spread as the quarter ended, investors continued to favor stocks where the likely future earnings appear attractively priced. After losing this focus during the technology stock bubble of 1998 and 1999, investors have returned to a closer scrutiny of company fundamentals and the prices paid to own a share of those characteristics. When investors focus on this relationship between prices and expected future earnings, we believe the performance of the AXA Rosenberg U.S. Small Capitalization Fund relative to its benchmark could be strong.

     The Fund outperformed the Russell 2000 Index for the six months ended September 30, 2002. The strength of the shift in investor focus created a market environment that was well suited for value investors in general, and the investment philosophy underlying the Fund specifically. In fact, with the value rebound broadening, the Fund topped the Russell 2000 Value Index during the past six months as well.

     The Fund's outperformance of its benchmark in the six months ending September 30, 2002, was helped solidly by risk and industry exposures, as well as successful individual stock selections. Among risk factors, the portfolio's lower beta relative to the Russell 2000 Index helped performance most amidst the market decline. The Fund also benefited from its positive active exposure to relative strength (a measure of price momentum). The small differences between the industry weightings of the Fund and the Russell 2000 Index helped relative performance slightly as a continued under weighting in the IT hardware sector helped most. Among individual stock picks, the fund especially benefited from several holdings in the software sector.

     It is important to note that the differences in risk factors and industry exposures between the Fund and its benchmark, the Russell 2000 Index, are modest. In addition, these exposures are the result of the Manager's bottom-up stock selection models and not based on predictions of the returns for risk factors or industries. Over time, the return contribution from these exposures is expected to be small relative to the independent contribution from stock selection.

     Total returns for the Institutional Shares represents the historical performance for the Rosenberg Series Trust Small Capitalization Series, which was launched in February 1989 until it was converted to the Barr Rosenberg U.S. Small Capitalization Fund on August 5, 1996. On July 31, 2000, the name of the fund was changed to the AXA Rosenberg U.S. Small Capitalization Fund, and the Select Shares were renamed the Investor Shares.

     Performance data represents past performance which does not guarantee future results. Investment return and principal value may increase or decrease depending upon market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     Small capitalization funds typically carry additional risks since smaller companies generally have experienced a greater degree of market volatility than average. Total return includes change in share price and reinvestment of distributions.

     Total return set forth reflects the waiver of a portion of the Fund's advisory or administrative fees for certain periods since the inception date. In such cases, and without the waiver of fees, total return would have been lower.

     AXA Rosenberg Mutual Funds are distributed by Barr Rosenberg Funds Distributor, Inc.
---------------

(1) The Russell 2000 is the benchmark for the AXA Rosenberg U.S. Small Capitalization Fund. It is an unmanaged index of approximately 2,000 small capitalization companies with market value up to $2.4 billion. Investors cannot invest directly in any Index.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                        VALUE
-------                                    ------------
          COMMON STOCKS -- 98.2%
          AIRCRAFT -- 0.5%
 16,400   Curtiss-Wright.................  $    980,556
  2,900   SIFCO Industries*..............         8,265
 80,200   Standex International..........     1,626,456
                                           ------------
                                              2,615,277
                                           ------------
          AIRLINES -- 0.2%:
 82,500   Airborne.......................       935,550
                                           ------------
          AUTOS -- 0.2%:
 34,800   Amcast Industrial*.............       125,280
    435   America's Car-Mart*............         5,229
 47,960   Edelbrock......................       507,896
    100   Group 1 Automotive.............         2,235
 39,500   R&B*...........................       342,070
 18,000   Transpro.......................        88,200
                                           ------------
                                              1,070,910
                                           ------------
          BANKING -- 11.0%
 47,120   1st Source.....................       663,921
     93   Abigail Adams National
            Bancorp......................         1,224
  6,400   Acadiana Bancshares............       241,088
  7,500   ACE Cash Express*..............        61,418
198,100   Advanta, Class A...............     1,990,905
  5,170   American Business Financial
            Services*....................        55,991
 13,700   American Financial Holdings....       416,617
 30,900   ASTA Funding*..................       336,501
 10,500   BancorpSouth...................       206,850
124,200   BankUnited Financial*..........     1,980,990
  5,300   Berkshire Bancorp..............       165,665
  1,200   Big Foot Financial.............        24,840
 11,300   BNC*...........................        63,393
  6,940   BostonFed Bancorp..............       208,131
  6,930   Business Bancorp...............       101,317
  1,893   BWC Financial*.................        34,585
  3,990   California Independent
            Bancorp......................        77,207
     15   Capital Corp. of the West*.....           285
 19,400   Capital Trust, Class A*........        95,060
  7,340   Capitol Bancorp................       127,863
 22,600   Carver Bancorp.................       223,740
 13,200   Cascade Financial*.............       142,560
 16,830   CB Bancshares..................       591,070
 21,000   CFS Bancorp....................       296,100
    200   Chemical Financial.............         5,772
  3,700   City Holding...................        95,238
  3,500   CNB Florida Bancshares.........        41,465
 45,000   Colonial BancGroup.............       558,000
  3,500   Colony Bancorp.................        50,330
102,900   Commercial Federal.............     2,240,132
  8,800   Commonwealth Bancorp...........       404,800
  4,500   Community Bank System..........       133,335
  2,800   Community Fianacial............        34,188
  4,300   Corus Bankshares...............       188,383
 29,100   Cowlitz Bancorporation.........       213,303
  4,000   CPB............................       184,680
 23,300   Crescent Banking...............       361,849
  4,000   Dearborn Bancorp...............        52,520
  9,790   Desert Community Bank..........       264,330
  2,400   ECB Bancorp....................        40,800
  2,500   EFC Bancorp....................        41,250
  8,364   Elmira Savings Bank, FSB.......       216,209
  2,800   Equitable Bank.................        95,760
  1,700   Evertrust Financial Group......        32,742

SHARES                                        VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          BANKING (CONTINUED)
 14,400   FFLC Bancorp...................  $    400,464
  8,300   FFW............................       131,140
 12,450   Fidelity Bancorp...............       276,402
 49,300   Fidelity National..............       439,263
    600   First Bancorp of Indiana.......         8,850
 14,700   First Bancshares...............       170,520
    300   First Banks America*...........        12,045
  2,600   First Bell Bancorp.............        43,186
 41,100   First Citizens BancShares,
            Class A......................     4,236,669
  7,300   First Federal Bancorp..........        55,918
  2,700   First Federal Bankshares.......        38,205
  9,300   First Kansas Financial.........       124,620
  2,000   First Midwest Financial........        28,500
  9,900   First Mutual Bancshares........       156,024
  4,000   First Regional Bancorp*........        45,220
  1,000   Firstfed America Bancorp.......        24,090
  2,100   FirstFed Bancorp...............        15,750
 49,200   FirstFed Financial*............     1,266,900
 24,000   Flagstar Bancorp...............       496,800
 21,500   Florida Banks (b)*.............       170,495
  7,000   FMS Financial..................        78,750
 20,400   Franklin Bank NA...............       364,140
 15,700   FSF Financial..................       310,860
122,100   Gold Banc......................     1,184,370
  9,700   Grand Central Financial........        88,270
 27,300   Habersham Bancorp..............       451,815
  3,924   Hanmi Financial*...............        58,860
    300   Harrodsburg First Financial
            Bancorp......................         3,483
  2,800   Hawthorne Financial*...........        73,920
  1,600   Hemlock Federal Financial......        44,128
 10,500   Hingham Institution for
            Savings......................       301,875
  1,100   HMN Financial..................        19,206
    500   Horizon Bancorp................        11,000
 32,300   HPSC*..........................       269,705
  5,300   Hudson River Bancorp...........       127,995
 86,040   Humboldt Bancorp*..............     1,030,759
  1,900   IBERIABANK.....................        71,497
166,100   Independence Community Bank....     4,167,448
  9,020   Independence Federal Savings
            Bank.........................       104,181
 10,312   International Bancshares.......       401,034
 27,200   Intervest Bancshares*..........       286,688
 30,000   ITLA Capital*..................       905,700
 13,300   Jacksonville Bancorp...........       329,973
  3,900   Kankakee Bancorp...............       147,420
  4,100   Klamath First Bancorp..........        62,306
  4,800   Local Financial*...............        66,288
  3,500   Long Island Financial..........        73,500
    100   LSB Financial..................         1,800
 10,100   MAF Bancorp....................       312,090
  3,621   Mahaska Investment.............        48,884
 12,799   MASSBANK.......................       383,202
    200   Mayflower Co-operative Bank....         2,966
 14,000   MB Financial...................       469,000
  8,400   MFB............................       183,876
 31,200   Middleton Doll Company.........       180,648
  2,700   Monterey Bay Bancorp*..........        48,600
  1,500   Mystic Financial...............        24,990
 10,800   Nara Bancorp...................       186,516
  5,400   New Hampshire Thrift
            Bancshares...................        88,560
  9,100   North Valley Bancorp...........       149,877

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                        VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          BANKING (CONTINUED)
  2,600   Northeast Indiana Bancorp......  $     36,400
 15,600   Northway Financial.............       438,048
 19,100   Onyx Acceptance*...............        56,345
  3,300   Oregon Trail Financial.........        70,290
 12,000   Park Bancorp...................       270,840
  2,200   Parkvale Financial.............        51,810
  3,500   Patriot Bank...................        47,257
 14,800   Patriot National Bancorp.......       125,060
 16,300   Pelican Financial..............        86,390
  5,600   Peoples BancTrust..............        85,624
  3,200   Peoples Community Bancorp......        74,400
 22,500   PFF Bancorp....................       623,700
    500   Pointe Financial...............         6,510
 27,297   Progress Financial.............       256,592
 11,600   Provident Bankshares...........       250,328
  2,550   Provident Financial
            Holdings*....................        59,925
 36,800   PSB Bancorp*...................       247,296
  5,500   QCR Holdings*..................        81,125
 31,375   Quaker City Bancorp*...........     1,040,709
 40,800   R & G Financial, Class B.......       890,256
137,400   Riggs National.................     1,963,446
  2,100   Sierra Bancorp.................        22,680
  9,700   SNB Bancshares.................       194,000
 23,100   South Financial Group..........       487,179
     10   Southern Financial Bancorp.....           290
  7,200   Southern Missouri Bancorp......       134,640
 21,210   Southside Bancshares...........       320,271
  3,150   Southwest Bancorp..............        79,223
    600   Statefed Financial.............         6,150
316,800   Staten Island Bancorp..........     5,512,319
 47,916   Sterling Financial*............       868,717
  5,200   Student Loan...................       470,496
 27,076   Superior Financial.............       509,029
 12,100   Team Financial.................       117,370
  3,900   Teche Holding..................        95,550
 12,800   TF Financial...................       264,448
  5,600   The Banc Corporation*..........        43,344
  3,600   The Trust Company of New
            Jersey.......................        91,620
    200   Thistle Group Holdings.........         2,100
 19,600   Timberland Bancorp.............       328,104
 17,100   UCBH Holdings..................       671,859
 42,200   UICI*..........................       686,172
 93,786   UMB Financial..................     3,661,404
 25,300   Union Bankshares*..............       564,696
    400   UnionBancorp...................         5,964
 10,000   United Bancshares..............       120,000
    880   United Financial...............        17,911
  2,500   United Financial Holdings......        40,500
 17,700   Unity Bancorp*.................       115,050
  7,200   W Holding Company..............       117,360
 24,772   Wainwright Bank & Trust........       200,653
  4,900   Washington Banking.............        61,740
 19,800   Washington Federal.............       441,837
 27,500   Waypoint Financial Corp........       463,650
  9,700   Wells Financial................       180,814
110,000   Westcorp.......................     2,200,000
 74,462   WFS Financial*.................     1,544,342
  3,600   Woronoco Bancorp...............        75,420
 12,400   WSFS Financial.................       347,200
                                           ------------
                                             62,446,101
                                           ------------

SHARES                                        VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          BUILDING -- 2.7%
  9,460   Anthony & Sylvan Pools*........  $     33,110
 46,400   Apogee Enterprises.............       507,616
 31,188   Beazer Homes USA*..............     1,904,027
  2,700   Chemed.........................        83,079
 26,625   Dominion Homes*................       412,688
    300   Dover Investment, Class A*.....         4,500
 78,800   KB Home........................     3,848,592
 56,620   M.D.C. Holdings................     1,998,686
    400   Modtech Holdings*..............         4,000
 90,500   Orleans Homebuilders*..........       692,325
 72,400   Ryland Group...................     2,691,108
 49,700   Skyline........................     1,351,343
 37,300   Technical Olympic USA*.........       569,907
 20,900   Toll Brothers*.................       454,366
 37,600   Willbros Group*................       390,288
                                           ------------
                                             14,945,635
                                           ------------
          CHEMICALS -- 2.2%
 72,200   A. Schulman....................     1,251,226
 48,800   American Pacific*..............       414,312
 26,624   American Vanguard..............       537,805
 38,600   Bairnco........................       212,300
 16,900   Cytec Industries*..............       370,955
 23,200   H.B. Fuller....................       617,120
 14,300   MacDermid......................       285,285
129,400   Minerals Technologies..........     4,796,858
 42,800   Octel..........................       808,492
 16,900   Pacer Technology...............        64,220
140,800   PolyOne........................     1,209,472
 58,000   RPM............................       815,480
133,700   USEC...........................       836,962
 19,900   Wellman........................       271,635
                                           ------------
                                             12,492,122
                                           ------------
          CONSTRUCTION MATERIALS -- 0.6%
152,000   AMCOL International............       851,200
 32,600   Ameron International...........     1,603,594
 11,600   Centex Construction Products...       414,120
 14,600   Continental Materials*.........       392,740
  9,100   Devcon International*..........        59,150
  1,900   Oil-Dri Corporation of
            America......................        14,896
 48,100   Rock of Ages*..................       187,590
                                           ------------
                                              3,523,290
                                           ------------
          DEFENSE -- 0.8%
 19,800   Allied Research*...............       405,900
 44,900   Conrad Industries*.............       152,660
 30,700   DRS Technologies*..............     1,142,654
 70,500   Integrated Defense
            Technology*..................     1,388,850
 30,500   Lowrance Electronics...........       106,750
 33,500   Pemco Aviation Group*..........       636,500
 62,880   Todd Shipyards*................       892,896
                                           ------------
                                              4,726,210
                                           ------------
          DRUGS -- 1.4%
  8,400   E-Z-EM, Class A*...............        62,580
 75,900   E-Z-EM, Class B*...............       538,890
 82,212   Endo Pharmaceuticals
            Holdings*....................       701,268
 25,000   Hi-Tech Pharmacal*.............       331,750
 84,900   Immucor*.......................     1,379,625
 29,900   Meridian Bioscience............       174,018
 64,375   NBTY*..........................       835,588

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                        VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          DRUGS (CONTINUED)
 45,700   Nutraceutical International*...  $    367,885
311,600   Perrigo*.......................     3,312,308
  2,700   Quidel*........................        12,069
                                           ------------
                                              7,715,981
                                           ------------
          DURABLES -- 0.1%
 50,400   Rexhall Industries.............       117,936
 90,600   Royal Appliance
            Manufacturing*...............       360,588
  2,500   Winnebago......................        98,825
                                           ------------
                                                577,349
                                           ------------
          ELECTRIC UTILITIES -- 0.3%
 59,500   Avista.........................       666,400
 42,800   Central Vermont Public
            Service......................       754,564
  2,600   Green Mountain Power...........        46,020
  2,800   Maine Public Service...........        75,600
                                           ------------
                                              1,542,584
                                           ------------
          ELECTRONICS -- 0.2%
  2,900   Advanced Neuromodulation
            Systems......................        96,512
 66,600   Allen Telecom*.................       355,644
  1,100   Juno Lighting..................        11,814
  6,700   Merrimac Industries............        43,885
109,400   Trident Microsystems...........       347,892
                                           ------------
                                                855,747
                                           ------------
          FINANCIAL INVESTMENTS -- 0.2%
 49,900   California First National
            Bancorp......................       674,149
 86,700   Midas*.........................       433,500
  1,000   PICO Holdings (a)*.............        11,000
    200   Royal Gold.....................         3,814
 38,100   Willis Lease Finance*..........       148,590
                                           ------------
                                              1,271,053
                                           ------------
          FOOD -- 2.2%
 21,900   Andersons......................       278,130
 96,700   Corn Products International....     2,780,125
 21,300   Dole Food......................       618,339
  4,800   Farmer Brothers................     1,560,010
131,300   Flowers Foods*.................     2,984,449
 15,200   Interstate Bakeries............       403,864
 38,400   J & J Snack Foods*.............     1,415,040
 67,300   John B. Sanfilippo & Son*......       437,450
 10,400   Lance..........................       132,600
  5,600   Midwest Grain Products.........        40,880
  1,900   National Beverage*.............        25,954
 45,500   Penford........................       614,250
  2,800   Sanderson Farms................        44,800
  4,400   Seaboard.......................       946,000
  3,000   Sherwood Brands, Class A*......        12,600
                                           ------------
                                             12,294,491
                                           ------------
          HEALTH -- 1.1%
  8,300   Candela........................        33,159
 48,100   Curative Health Services*......       521,885
 14,200   LabOne*........................       229,472
  8,622   National Home Health Care*.....        79,322
 61,985   PacifiCare Health Systems*.....     1,431,234
 74,200   Rehabilicare*..................       258,216
 17,400   SunLink Health Systems*........        41,760
451,788   US Oncology*...................     3,664,000
                                           ------------
                                              6,259,048
                                           ------------

SHARES                                        VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          HOUSEHOLD -- 2.5%
 18,200   American Biltrite..............  $    218,400
 14,300   American Locker Group*.........       146,575
 56,300   Bassett Furniture Industries...       775,251
 16,400   Brass Eagle....................       106,256
 68,600   Bush Industries................       552,916
  5,000   Chase..........................        47,500
  4,300   Chromcraft Revington*..........        56,588
  1,950   Deswell Industries.............        24,863
    300   Escalade*......................         5,955
  9,500   Flexsteel Industries...........       129,200
 65,200   Genlyte Group*.................     2,311,340
    600   Haverty Furniture..............         7,500
 33,650   Johnson Outdoors, Class A*.....       353,662
199,900   Kimball International, Class
            B............................     2,762,617
  1,490   Knape & Vogt Manufacturing.....        16,077
    600   La-Z-Boy.......................        13,920
 27,100   Material Sciences..............       329,807
 18,200   Mity Enterprises*..............       204,404
 58,300   Movado Group...................       947,375
  7,100   Ohio Art.......................        86,975
 14,700   Patrick Industries.............       111,867
  4,900   Peak International*............        22,589
 71,400   Russ Berrie & Co. .............     2,142,714
  2,800   Summa Industries*..............        25,956
114,900   West Pharmaceutical Services...     2,461,158
                                           ------------
                                             13,861,465
                                           ------------
          INSTRUMENTS -- 6.5%
 87,502   American Medical Systems
            Holdings*....................     1,815,667
    300   Astro-Med......................         1,083
 14,100   Atrion*........................       261,414
 63,400   Bio-Rad Laboratories, Class
            A*...........................     2,387,644
  2,700   BioLogic Systems*..............        10,233
 43,500   Checkpoint Systems*............       537,225
129,100   CONMED*........................     2,601,365
 57,100   Datascope......................     1,545,126
 33,700   Edwards Lifesciences*..........       862,383
 92,220   Esterline Technologies*........     1,534,541
147,800   Invacare.......................     5,062,149
 96,500   Invision Technologies*.........     3,088,964
 29,402   Invivo*........................       395,163
 12,100   Isco...........................       102,850
 18,900   Kewaunee Scientific............       176,526
 23,870   Lakeland Industries*...........       175,421
  3,800   Medsource Technologies.........        28,576
 44,500   Medstone International*........       147,740
108,400   Mentor.........................     3,455,791
  1,400   Mesa Laboratories*.............         9,030
 58,000   Mine Safety Appliances.........     2,273,020
 72,000   Misonix*.......................       367,128
101,400   MTS Systems....................       960,157
 32,000   Napco Security Systems*........       288,349
 48,819   New Brunswick Scientific*......       268,016
  5,200   O.I. Corporation...............        18,356

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                        VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          INSTRUMENTS (CONTINUED)
131,300   Ocular Sciences*...............  $  3,067,168
 20,400   Orthofix International*........       539,784
 16,440   Orthologic.....................        63,620
 18,700   OYO Geospace*..................       233,563
 10,000   Programming & Systems (b)*.....             0
  5,000   Raven Industries...............       133,500
  8,200   Seracare Life Sciences.........        41,000
112,400   Sola International*............     1,129,620
 27,300   Span-America Medical Systems...       181,545
 28,200   Sypris Solutions*..............       305,970
 47,200   Utah Medical Products*.........       758,504
 53,374   Vital Signs....................     1,585,742
 30,500   Wright Medical Group*..........       580,415
                                           ------------
                                             36,994,348
                                           ------------
          INSURANCE -- 3.5%
 71,400   American Medical Security
            Group*.......................     1,009,596
 65,900   American Physicians Capital*...     1,111,074
  1,300   American Safety Insurance
            Group........................        10,062
    600   Arch Capital Group*............        16,740
  2,500   Bancinsurance*.................        12,625
 17,500   Crawford & Co., Class B........       110,425
 33,900   FBL Financial Group, Class A...       625,455
 63,300   Financial Industries...........       965,958
 38,500   Great American Financial
            Resources....................       598,675
 15,810   Independence Holding...........       316,200
 51,930   Kansas City Life Insurance.....     1,965,031
101,700   LandAmerica Financial Group....     3,344,913
 28,600   Midland........................       481,338
 17,600   National Security Group........       244,614
 14,500   National Western Life
            Insurance, Class A*..........     1,479,000
 26,500   Odyssey Re Holdings............       440,165
 94,900   Ohio Casualty*.................     1,544,972
 32,100   Proassurance*..................       542,490
 56,200   PXRE Group.....................     1,244,830
  2,500   RLI............................       134,125
  1,400   Security Capital, Class A*.....        12,320
 32,900   Security National Financial....        98,700
 43,600   Selective Insurance Group......       947,428
  5,600   Sierra Health Services*........       100,464
 25,100   Standard Management*...........       125,475
115,100   Stewart Information
            Services*....................     2,457,385
    200   United Fire & Casualty.........         6,796
                                           ------------
                                             19,946,856
                                           ------------
          IT HARDWARE -- 3.8%
  3,500   Allen Organ, Class B...........       131,285
 15,400   Amtech Systems*................        48,048
  6,300   Ault*..........................        14,238
  2,400   Badger Meter...................        73,200
151,000   Benchmark Electronics*.........     3,178,550
 51,000   Cobra Electronics*.............       318,750
 19,995   Comtech Telecommunications*....       140,965
 10,800   Diodes*........................        78,840
 91,500   EMS Technologies*..............       938,790
  8,800   Espey Mfg. & Electronics.......       165,000
 47,600   Ess Technology*................       292,740
 67,750   Fossil*........................     1,358,388
147,000   Hologic*.......................     1,440,600
168,700   Imation*.......................     4,779,271

SHARES                                        VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          IT HARDWARE (CONTINUED)
149,100   Inter-Tel......................  $  3,034,185
 26,100   K-Tron International*..........       331,470
  2,300   M-WAVE*........................         1,771
 25,800   Methode Electronics, Class A...       236,844
 57,700   Network Equipment
            Technologies*................       216,375
 21,300   Nortech Systems*...............       149,100
 68,900   Sparton*.......................       575,315
 87,635   Standard Microsystems*.........     1,339,150
118,400   Teledyne Technologies*.........     2,150,144
 33,180   Video Display*.................       232,260
                                           ------------
                                             21,225,279
                                           ------------
          LIQUOR & TOBACCO -- 0.2%
 37,082   Robert Mondavi, Class A*.......     1,129,518
  7,400   Todhunter International*.......        75,480
                                           ------------
                                              1,204,998
                                           ------------
          MACHINERY -- 5.6%
 54,800   Ampco-Pittsburgh...............       537,588
 86,100   Applied Extrusion Tech.........       327,180
    933   BHA Group Holdings, Class A....        14,648
 35,700   Butler Manufacturing...........       771,120
 38,100   Cascade*.......................       535,305
  6,300   Chicago Rivet & Machine........       158,130
 15,675   Evans & Sutherland Computer*...        55,176
  8,400   Federal Screw Works............       349,020
 39,200   Gehl*..........................       402,192
  2,800   Graham.........................        23,380
185,160   Griffon*.......................     1,971,954
 89,200   Hardinge.......................       679,704
  3,200   Interlott Technologies*........        17,760
 15,300   International Aluminum.........       265,455
 51,700   Kennametal.....................     1,660,604
 19,100   KEY Technology.................        95,691
249,900   Lennox International...........     3,306,177
 68,900   Lifetime Hoan..................       343,811
164,700   Lincoln Electric Holdings......     3,644,976
  7,600   Lufkin Industries..............       186,960
 51,200   MagneTek*......................       163,840
  5,500   Mestek*........................       100,375
 75,000   Middleby*......................       659,250
 13,900   Minuteman International........       132,189
  7,500   NCI Building Systems*..........       141,000
 17,100   Nordson........................       405,954
 12,200   P & F Industries*..............        87,230
 31,800   Peerless Mfg.*.................       266,802
  2,488   Q.E.P. Company*................        10,300
  5,200   Raytech*.......................        31,668
 17,000   Regal-Beloit...................       290,870
 33,773   Rofin-Sinar Technologies*......       212,770
 65,700   SPS Technologies*..............     1,637,901
  4,500   TB Wood's......................        30,600
 77,900   Tecumseh Products, Class B.....     3,038,100
158,200   Timken.........................     2,649,850
 87,900   Toro...........................     4,944,374
 16,500   Twin Disc......................       214,500
 78,300   Water Pik Technologies*........       794,745
  2,948   Woodward Governor..............       139,729
                                           ------------
                                             31,298,878
                                           ------------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                        VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          MEDIA -- 2.4%
 45,700   American Greetings, Class A....  $    735,770
106,500   Banta..........................     3,780,750
255,400   Bowne & Co. ...................     2,554,000
 12,800   Cadmus Communications..........       123,392
     75   Courier........................         2,850
  2,500   Daily Journal..................        62,500
 46,400   Equity Marketing*..............       498,800
  3,100   Grey Global Group..............     1,829,000
 50,200   Media General, Class A.........     2,552,670
 20,600   Outlook Group*.................       115,360
    500   Playboy Enterprises, Class
            A*...........................         4,260
 16,600   Scholastic*....................       741,688
    700   Standard Register..............        16,800
 58,100   Thomas Nelson*.................       511,280
 10,900   Tufco Technologies*............        53,628
                                           ------------
                                             13,582,748
                                           ------------
          METALS -- 1.6%
120,900   Commercial Metals..............     2,166,528
 24,300   L.B. Foster, Class A*..........       105,948
 25,800   Olympic Steel*.................        72,756
170,000   Oregon Steel Mills*............     1,040,400
 55,800   Quanex.........................     1,936,260
    100   Reliance Steel & Aluminum......         2,185
121,600   Ryerson Tull...................       781,888
105,100   Southern Peru Copper...........     1,440,921
 13,800   Steel Dynamics*................       180,642
 61,800   Steel Technologies.............     1,048,128
  5,600   Universal Stainless & Alloy
            Products*....................        33,040
                                           ------------
                                              8,808,696
                                           ------------
          MISCELLANEOUS FINANCIAL -- 1.3%
147,600   Friedman, Billings, Ramsey
            Group, Class A*..............     1,495,188
128,400   Irwin Financial................     2,182,800
 54,500   Maxcor Financial Group*........       323,676
 18,500   Municipal Mortgage & Equity....       471,010
123,000   New Century Financial..........     2,878,200
  1,100   Stifel Financial...............        13,970
                                           ------------
                                              7,364,844
                                           ------------
          OFFICE MACHINERY -- 1.3%
 42,500   Ciprico*.......................       125,375
 47,200   Hunt...........................       405,920
341,500   Iomega*........................     3,650,635
 14,900   Metrologic Instruments*........        73,457
 66,400   Nam Tai Electronics............     1,175,280
 36,500   PAR Technology*................       166,440
 30,700   Printronix*....................       296,869
 70,300   Storage Technology*............       738,853
162,400   Unova*.........................       799,008
                                           ------------
                                              7,431,837
                                           ------------
          OIL -- 2.1%
  3,400   Barnwell Industries............        67,660
 59,900   Castle Energy..................       227,620
  7,500   Denbury Resources*.............        76,275
 16,500   Dominion Resources Black
            Warrior Trust................       334,950
 41,400   Greka Energy...................       215,280
 10,200   Gulf Island Fabrication,
            Inc.*........................       119,952

SHARES                                        VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          OIL (CONTINUED)
 47,720   Howell.........................  $    979,692
  2,300   Isramco*.......................         5,221
 98,950   Patina Oil & Gas...............     2,820,075
 66,500   Penn Virginia..................     2,154,600
 34,900   PetroCorp*.....................       285,831
  6,600   PrimeEnergy*...................        54,450
 13,400   Remington Oil & Gas*...........       188,940
140,400   Tom Brown*.....................     3,215,160
121,100   Vintage Petroleum..............     1,307,880
                                           ------------
                                             12,053,586
                                           ------------
          OIL DISTRIBUTION -- 0.8%
  1,500   Adams Resources & Energy*......         6,675
  7,600   MarkWest Hydrocarbon*..........        45,448
191,700   ONEOK..........................     3,623,130
172,400   TransMontaigne*................       858,552
                                           ------------
                                              4,533,805
                                           ------------
          OIL SERVICES -- 1.7%
 72,900   Encore Acquisition.............     1,199,205
 10,000   Global Industries..............        41,300
 15,500   Matrix Service*................       108,500
 43,800   NATCO Group, Class A*..........       329,814
 66,300   Oceaneering International*.....     1,687,335
153,900   Oil States International*......     1,539,000
  3,200   Petroleum Development*.........        16,320
151,500   Resource America, Class A......     1,212,000
111,800   Torch Offshore*................       575,770
248,800   Veritas DGC*...................     2,689,528
                                           ------------
                                              9,398,772
                                           ------------
          OTHER UTILITIES -- 0.5%
  8,800   Headwaters*....................       121,616
 10,400   Northwest Natural Gas..........       305,344
 51,100   South Jersey Industries*.......     1,668,926
 19,500   Southwest Gas..................       433,875
    500   Waste Holdings*................         2,875
                                           ------------
                                              2,532,636
                                           ------------
          PAPER -- 1.0%
 23,100   Baltek*........................       190,575
  4,200   Carmel Container Systems*......        18,270
 16,500   CSS Industries*................       594,990
  3,200   DSG International*.............         5,280
115,100   Glatfelter.....................     1,329,405
  5,665   Greif Brothers, Class A........       138,793
110,300   Longview Fibre.................       765,482
 30,700   Nashua*........................       213,058
  8,700   Rock-Tenn, Class A.............       134,154
 11,400   Schweitzer-Mauduit
            International................       243,390
 82,900   Universal Forest Products......     1,560,178
 29,400   Wausau-Mosinee Paper...........       270,774
                                           ------------
                                              5,464,349
                                           ------------
          REAL ESTATE ASSETS -- 1.8%
 41,200   AMREP*.........................       336,192
 47,800   Center Trust...................       277,240
145,400   Corporate Office Properties
            Trust........................     1,970,170
 25,900   FelCor Lodging Trust...........       332,297
  2,400   ILX Resorts*...................        19,200
138,200   Insignia Financial Group*......     1,084,870
 16,900   J.W. Mays*.....................       218,010

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                        VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          REAL ESTATE ASSETS (CONTINUED)
219,100   Jones Lang LaSalle*............  $  4,504,696
 14,400   Kennedy-Wilson.................        59,904
 19,000   Merry Land Properties*.........       166,250
    900   Patriot Transportation
            Holding*.....................        19,215
  6,300   RFS Hotel Investors............        69,237
 66,900   Tarragon Realty Investors*.....     1,002,764
  2,700   United Capital*................        67,635
                                           ------------
                                             10,127,680
                                           ------------
          REAL ESTATE INVESTMENT TRUSTS -- 6.4%
 14,200   American Community Property
            Trust*.......................        79,520
 65,500   Amli Residential Properties
            Trust........................     1,446,240
  4,000   Bedford Property Investors.....        99,040
  3,900   Boykin Lodging.................        37,518
136,500   Brandywine Realty Trust........     3,078,075
108,600   CBL & Associates Properties....     4,208,250
  2,000   ElderTrust*....................        14,700
142,000   Glenborough Realty Trust.......     2,882,600
 40,000   Hanover Capital Mortgage
            Holdings.....................       292,000
 22,600   Healthcare Realty Trust........       702,860
 64,700   Highwoods Properties...........     1,513,980
104,000   Home Properties of New York....     3,380,000
 82,500   Innkeepers USA Trust...........       659,175
 89,000   Keystone Property Trust........     1,480,960
153,800   Koger Equity...................     2,597,682
115,700   Macerich.......................     3,584,386
 40,600   Mid-America Apartment
            Communities, Inc. ...........     1,011,346
 45,900   Novastar Financial.............     1,002,915
 15,500   One Liberty Properties.........       230,330
 50,000   Parkway Properties.............     1,692,000
153,901   Prentiss Properties Trust......     4,453,894
 13,200   Presidential Realty, Class B...        89,100
 10,100   Ramco-Gershenson Properties
            Trust........................       198,566
 88,200   Senior Housing Properties
            Trust........................       989,604
    200   Transcontinental Realty
            Investors*...................         3,298
 54,000   Winston Hotels.................       390,960
                                           ------------
                                             36,118,999
                                           ------------
          RETAIL -- 8.5%
 70,200   Aaron Rents....................     1,614,600
  4,200   Arden Group, Class A*..........       233,142
 82,100   Bandag.........................     2,504,050
 41,100   Blair..........................       840,495
 80,600   Brookstone.....................       991,380
139,200   Burlington Coat Factory
            Warehouse....................     2,505,600
100,100   Cash America International.....       819,819
 32,400   Cato, Class A..................       614,952
683,193   Charming Shoppes*..............     4,611,552
307,800   Chico's FAS*...................     4,903,253
 21,400   Christopher & Banks*...........       537,568
 49,700   Chronimed*.....................       238,063
184,800   Claire's Stores................     4,028,640
  6,400   Delta Apparel..................        89,728
128,200   Dress Barn*....................     1,994,792
  7,800   Foodarama Supermarkets*........       228,150
 21,950   Fresh Brands...................       327,055
 67,415   Friedman's, Class A............       524,489
 13,000   Gadzooks*......................        73,450

SHARES                                        VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          RETAIL (CONTINUED)
 24,100   Great Atlantic & Pacific Tea
            Company......................  $    201,958
 44,400   Hastings Entertainment*........       222,000
 22,165   Insight Enterprises............       224,975
 18,400   Jos. A. Bank Clothiers*........       329,544
 30,200   Lillian Vernon.................       165,798
 31,900   Linens 'n Things*..............       586,003
164,200   Longs Drug Stores..............     3,791,378
  9,400   Michaels Stores*...............       429,580
 10,600   Odd Jobs Stores................        22,790
 73,400   PETsMart*......................     1,307,254
    200   Phoenix Footwear Group.........         1,548
 24,400   REX Stores*....................       251,320
174,900   Ruddick........................     2,656,731
  6,000   Rush Enterprises Class A
            Shares.......................        24,000
  6,000   Rush Enterprises Class B
            Shares.......................        24,900
 13,700   S&K Famous Brands*.............       159,468
  9,600   Sharper Image*.................       183,552
 91,100   ShopKo Stores*.................     1,189,766
 29,500   Sport Chalet*..................       205,055
216,600   Stein Mart*....................     1,264,944
 85,400   Tractor Supply*................     2,714,012
    900   Trans World Entertainment*.....         2,835
 22,100   Village Supermarket, Class
            A*...........................       524,875
 30,500   Weis Markets...................     1,021,140
 17,900   Wild Oats Markets..............       162,532
103,000   Zale*..........................     3,106,480
                                           ------------
                                             48,455,216
                                           ------------
          SERVICES -- 5.7%
 23,600   Allied Healthcare
            International................       123,900
 17,600   Almost Family*.................       125,840
  8,700   Ambassadors Groups*............       128,064
 46,400   Angelica.......................       997,136
 83,200   BioSource International*.......       500,781
  1,000   CCC Information Services
            Group........................        13,070
 86,300   CDI*...........................     2,256,744
128,900   Cornell Companies*.............     1,024,755
  3,900   Ecology and Environment, Class
            A............................        36,075
 81,450   eResearch Technology*..........     1,502,753
 28,400   Exponent*......................       358,235
  2,138   Fidelity National Information
            Solutions*...................        32,690
 49,900   First Consulting Group*........       270,458
 75,100   FTI Consulting*................     2,985,975
  2,300   G & K Services , Class A.......        77,855
 32,800   H.T.E.*........................       118,080
 74,800   Healthcare Services Group*.....     1,020,272
 17,800   Healthtronics Surgical
            Services*....................       148,986
 41,100   Horizon Health*................       435,660
 48,001   Huffy..........................       370,568
 21,973   IDX Systems*...................       272,685
  6,000   Imperial Parking*..............       132,600
175,700   Information Resources*.........       651,847
 46,300   Kelly Services, Class A........     1,003,321
 68,300   Kendle International*..........       457,610
 36,257   Keystone Automotive
            Industries*..................       598,241
112,200   Kroll*.........................     2,224,926
 88,700   Labor Ready*...................       560,584

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                        VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          SERVICES (CONTINUED)
 97,000   Medcath*.......................  $  1,096,100
 10,472   Michael Baker*.................       107,862
  7,700   Monro Muffler Brake*...........       137,522
  1,800   Moore Medical*.................        12,060
152,100   NCO Group*.....................     1,732,419
 26,100   Opinion Research*..............       126,585
 98,000   PAREXEL International*.........       833,000
 81,400   Pegasus Systems*...............       858,770
114,700   Pittston Brink's Group.........     2,569,279
  7,200   RCM Technologies*..............        30,600
    300   Regis..........................         8,487
 12,898   Stewart Enterprises, Class
            A*...........................        65,780
 32,200   Sylvan Learning Systems*.......       440,496
 40,600   Techteam Global*...............       278,110
  4,400   TeleTech Holdings*.............        27,500
115,600   Tier Technologies, Class B*....     2,187,152
 65,800   Trover Solutions*..............       263,858
156,500   VCA Antech*....................     1,931,210
126,800   VitalWorks*....................       921,836
 17,100   Whitman Education Group*.......        98,154
                                           ------------
                                             32,156,491
                                           ------------
          SOAPS & COSMETICS -- 0.1%
 39,200   Cascade International (b)*.....             0
 42,300   CPAC...........................       236,880
 13,595   Del Laboratories*..............       245,798
 10,400   Katy Industries*...............        30,160
  3,600   Stepan.........................        96,660
                                           ------------
                                                609,498
                                           ------------
          SOFTWARE -- 4.5%
 42,450   Activision*....................     1,015,829
247,400   American Management Systems*...     3,149,402
 22,900   CIBER*.........................       133,049
 31,386   Concerto Software*.............       185,837
 14,900   DocuCorp International*........       161,218
  2,350   Dynamics Research*.............        34,263
 61,800   Elite Information Group*.......       430,128
213,400   FileNet........................     2,208,690
 38,722   Group 1 Software*..............       542,108
 11,500   GTECH Holdings*................       285,430
178,398   Hyperion Solutions*............     3,273,603
269,345   Intergraph*....................     4,603,106
  3,762   JDA Software Group*............        26,296
  9,300   Made2Manage Systems*...........        43,710
  3,500   Manatron*......................        14,175
    700   Micros Systems*................        16,233
 18,338   Prophet 21*....................       220,056
 18,400   Quality Systems*...............       310,960
 81,600   SS&C Technologies*.............       648,720
 27,400   Sybase*........................       318,388
193,500   Sykes Enterprises*.............       814,635
264,700   Systems & Computer
            Technology*..................     1,852,900
168,236   Take-Two Interactive
            Software*....................     4,878,844
 39,000   TSR*...........................       180,570
                                           ------------
                                             25,348,150
                                           ------------
          TELEPHONE -- 0.1%
 22,400   Atlantic Tele-Network..........       320,320
  7,500   Hector Communications*.........        68,625
                                           ------------
                                                388,945
                                           ------------

SHARES                                        VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          TEXTILES -- 2.5%
 17,400   Albany International, Class
            A............................  $    330,252
130,900   Brown Shoe Co. ................     2,343,110
  1,500   G-III Apparel Group*...........         9,015
 25,200   Haggar.........................       276,696
 39,800   Hampshire Group*...............       695,704
 48,300   Kellwood.......................     1,104,138
 33,300   Oxford Industries..............       729,270
187,200   Phillips-Van Heusen............     2,358,720
 25,972   Quaker Fabric*.................       163,364
 26,000   Quiksilver*....................       587,340
181,000   Russell........................     2,713,190
314,700   Stride Rite....................     2,489,277
  2,600   Superior Uniform Group.........        29,250
                                           ------------
                                             13,829,326
                                           ------------
          TRANSPORTATION -- 4.0%
 11,500   AirNet Systems*................        52,900
 53,900   Alexander & Baldwin............     1,199,275
 28,197   Ambassadors International......       230,369
 53,700   AMERCO*........................       540,222
 16,100   C2*............................       122,763
 81,950   Covenant Transport, Class A*...     1,434,125
 49,800   EGL............................       548,298
  6,000   Frontline......................        23,940
230,900   General Maritime*..............     1,454,670
    400   Kirby*.........................         9,048
 71,200   Landstar System*...............     3,490,580
    800   Maritrans......................         9,480
  3,350   Marten Transport*..............        63,650
 75,900   Navigant International*........       796,950
 28,400   Old Dominion Freight Line*.....       524,548
  8,400   Ryder System...................       209,412
 90,000   SEACOR SMIT*...................     3,689,100
 61,200   U.S. Xpress Enterprises, Class
            A*...........................       598,536
129,300   USFreightways..................     3,708,324
124,400   Yellow*........................     3,670,795
                                           ------------
                                             22,376,985
                                           ------------
          TRAVEL/ENTERTAINMENT -- 3.6%
 31,080   Ark Restaurants*...............       215,695
157,100   Aztar*.........................     2,075,291
 17,700   Bob Evans Farms................       419,490
 44,100   CBRL Group.....................     1,006,362
    700   Champps Entertainment Inc*.....         5,481
167,900   Dollar Thrifty Automotive
            Group*.......................     2,694,795
  4,800   Frisch's Restaurants...........        79,920
 35,900   Garden Fresh Restaurant*.......       339,650
 80,600   Kerzner International*.........     1,853,800
 50,500   Lakes Gaming*..................       281,285
110,300   Landry's Restaurants...........     2,491,677
 19,100   Lone Star Steakhouse &
            Saloon.......................       400,909
165,950   Magna Entertainment*...........       902,436
  3,600   Marcus.........................        47,160
  6,300   Max & Erma's Restaurants*......        86,184
    800   O'Charleys*....................        14,993
 20,500   Orient Express Hotels
            Ltd -- A*....................       280,235
306,300   Prime Hospitality*.............     2,511,660
 80,920   Rare Hospitality
            International*...............     1,895,146
159,150   Ryan's Family Steak Houses*....     1,936,856
 62,600   Schlotzsky's*..................       243,514
 65,100   Smith & Wollensky Restaurant...       268,863

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                        VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          TRAVEL/ENTERTAINMENT
            (CONTINUED)
 40,500   Sonesta International Hotels,
            Class A......................  $    192,780
  3,600   WestCoast Hospitality*.........        20,340
                                           ------------
                                             20,264,522
                                           ------------
          WHOLESALE -- 2.5%
  2,250   Aceto..........................        20,612
127,500   Acuity Brands..................     1,563,150
 47,800   Allou Health & Beauty, Class
            A*...........................       198,848
 43,900   Central Garden & Pet*..........       751,129
 52,900   Enesco Group*..................       370,829
 80,150   FinishMaster*..................       813,523
113,600   Gentiva Health Services........       939,472
 78,500   GTSI*..........................       690,800
143,500   Handleman*.....................     1,313,025
 83,500   Hughes Supply..................     2,433,190
 66,600   Huttig Building Products*......       225,774
 27,100   McRae Industries, Class A......       203,250
 13,200   Nautica Enterprises*...........       137,280
 18,400   Noland.........................       481,160
 89,600   Pomeroy Computer Resources*....       883,456
  9,500   Schnitzer Steel Industries.....       171,941
  1,100   SCP Pool*......................        30,151
 18,900   TESSCO Technologies*...........       182,007
 11,500   Traffix*.......................        37,375
113,900   United Natural Foods*..........     2,623,116
  9,800   Watsco, Class B................       137,200
                                           ------------
                                             14,207,288
                                           ------------
          TOTAL COMMON STOCKS............   552,857,545
                                           ------------
          CONVERTIBLE BONDS -- 0.0%
          SOFTWARE -- 0.0%
280,300   Microstrategy, 7.50%,
            6/24/07......................        57,462
                                           ------------
          TOTAL CONVERTIBLE BONDS........        57,462
                                           ------------

  SHARES/
 PRINCIPAL                                    VALUE
-----------                                ------------
              RIGHTS -- 0.0%
              BUILDING -- 0.0%
      4,200   Miller Building Systems
                (b)*.....................  $          0
                                           ------------
              TOTAL RIGHTS...............             0
                                           ------------
              WARRANTS -- 0.0%
              SOFTWARE -- 0.0%
      6,317   Microstrategy..............           948
                                           ------------
              TOTAL WARRANTS.............           948
                                           ------------
              REPURCHASE AGREEMENTS --
                2.7%
$15,141,000   State Street Bank, dated
                09/30/02, due 10/1/02 at
                0.75% with a maturity
                value of $15,141,315
                (Fully collateralized by
                Fannie Mae Securities)...    15,141,000
                                           ------------
              TOTAL REPURCHASE
                AGREEMENTS...............    15,141,000
                                           ------------
              TOTAL INVESTMENTS (COST
                $555,529,298)
                (a) -- 100.9%............   568,056,955
              LIABILITIES IN EXCESS OF
                OTHER ASSETS -- (0.9)%...    (5,238,813)
                                           ------------
              NET ASSETS -- 100.0%.......  $562,818,142
                                           ============

---------------

*  Non-income producing security.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation as follows:

   Unrealized appreciation...............  $ 68,538,470
   Unrealized depreciation...............   (56,010,813)
                                           ------------
   Net unrealized appreciation...........  $ 12,527,657
                                           ============

(b) Bankrupt security/delisted; fair-valued by management.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/02

                                                                               SINCE INCEPTION    SINCE INCEPTION
                                                LAST 1 YEAR    LAST 5 YEARS       (9/23/96)         (10/29/96)
                                                -----------    ------------    ---------------    ---------------
Institutional Shares (ICSIX)..................     -0.03%         -1.53%            -1.06%                --
Investor Shares (RISIX).......................     -0.32%         -1.88%               --              -1.44%
Class A Shares (RSCAX)(2).....................     -0.50%         -2.04%            -1.56%                --
Class A Shares*...............................     -6.00%         -3.13%            -2.48%                --
Class B Shares (RSCBX)(2).....................     -1.16%         -2.53%            -2.01%                --
Class B Shares**..............................     -5.99%         -2.91%            -2.17%                --
CRIexUS(1)....................................     -1.60%         -4.80%            -4.53%             -4.60%

Past performance is not indicative of future results.

     The global equity markets were down sharply in the first half of the fiscal year as a result of the combination of weakening economic signals, accounting scandals and continued disappointing corporate earnings. Small stocks continued to outperform large stocks, as measured by MSCI indexes(2), over the same period. For first six months of the fiscal year, international small stocks, as measured by the Cazenove Rosenberg Global Smaller Companies Index excluding the U.S. (CRIexUS)(1), were down 12.04%.

     In Europe, stocks plunged on economic concerns. Gloomy economic data and bleak corporate earnings outlook continued to push stocks down to multi-year lows. The potential war on Iraq added even more uncertainty to the outlook of markets and economies. Almost no industry or sector was immune to the broad declines as insurance companies were particularly hit hard over the concerns on their investment portfolios in the current adverse market environment. For the six months as a whole, small stocks in Europe overall lost 15.66%, while large stocks dropped more than 26%.

     In Japan, stocks started the fiscal year with strong gains early in March and May, as investors seemed to have accepted the notion that the plagued Japanese economy would finally resume growth again this year. But the rally quickly lost steam due to the fear that a double-dip recession in the U.S. economy would derail the economic recovery in Japan. Technology stocks were again under pressure, as earnings outlook for tech-related companies remained weak. Market sentiment continued deteriorating as Nikkei 225 Index hitting another 19-year low at the end of September. Small stocks held up better than the large stocks in the current market slide. Over the first half of the fiscal year, small stocks in Japan overall gained 4.76%.

     Elsewhere in Asia, markets gained on the hope that the export-driven Asian economies would benefit from a rapid economic recovery in U.S. early in March and May. But stocks lost ground over concerns of a possible double-dip recession in the U.S. Australian and New Zealand markets held up well thanks to relatively better performance in the resources stocks. Hong Kong and Singapore markets fell on economic concerns. Property and technology stocks were under pressure from concerns on the state of the economies. Over the first six months of the fiscal year, small stocks in the region lost 8.65%.

     In Canada, stocks moved in tandem with the U.S. markets and suffered huge loss. Fear of double-dip recession and weakening corporate earnings outlook sent stock prices into a tailspin. During the first half of the fiscal year, small stocks in Canada lost 19.2%.

     The U.S. dollar depreciated over 10% against Japanese Yen and Euro in the first quarter but stabilized in the second quarter.

     For the first six months of the fiscal year, the AXA Rosenberg International Small Capitalization Fund outperformed its benchmark, the Cazenove Rosenberg Global Smaller Companies Index excluding the U.S.(1) The positive alpha was mostly attributable to stock selection. The positive alphas from Japan and Asia ex Japan regions more than offset the negative active performance from Europe. The Manager strives to add value consistently through bottom-up stock selection, avoiding heavy bets on countries and industries. Since inception, the Fund's performance has exceeded that of the benchmark.

     The Manager follows a systematic and disciplined approach to international investing. As of September 30, portfolio holdings were diversified over 22 countries and over 500 companies. The top 10 holdings accounted for about 1% of the total portfolio. Approximately 65% of the holdings were invested in Europe.

     On July 31, 2000, the name of the Fund was changed to the AXA Rosenberg International Small Capitalization Fund, and the Select Shares were renamed the Investor Shares.

     The minimum investment for Institutional Shares is $1 million. The minimum investment for Investor Shares is $2,500.

     Performance data represents past performance which does not guarantee future results. Investment return and principal value may increase or decrease depending upon market, economic, political, currency exchange rates and other conditions affecting a fund's portfolio, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     International investing involves increased risk and volatility. Small capital funds typically carry additional risks since smaller companies generally have experienced a greater degree of market volatility than average.

     Total return includes change in share price and reinvestment of distributions. Total return set forth may reflect the waiver of a portion of the Fund's advisory or administrative fees for certain periods since the inception date. In such instances, and without the waiver of fees, total return would have been lower.

     Portfolio holdings are subject to change and may not represent current or future holdings.

     AXA Rosenberg Mutual Funds are distributed by Barr Rosenberg Funds Distributor, Inc.

---------------

 * Reflects maximum 5.50% sales charge.

** Reflects the applicable contingent deferred sales charge (CDSC) maximum
   5.00%.

 (1) The Cazenove Rosenberg Global Smaller Companies Index excluding the U.S. (CRIexUS) is the benchmark for the AXA Rosenberg International Small Capitalization Fund. It is an unmanaged index of non-U.S. small capitalization companies with market capitalization up to $9.0 billion. The index includes 21 developed countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and U.K. Investors cannot invest directly in any Index.

 (2) Prior to the inception of Class A and Class B Shares on October 1, 2001, the performance is based on Institutional Share performance adjusted to reflect the deduction of fees and expenses.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

 SHARES                                        VALUE
---------                                   ------------
            COMMON STOCKS -- 95.7%
            AUSTRALIA -- 4.1%
            Banking -- 0.2%
    7,192   Adelaide Bank.................  $    28,803
    1,053   Bank of Western Australia.....        2,266
    8,704   Bendingo Bank.................       38,831
                                            -----------
                                                 69,900
                                            -----------
            Brewery -- 0.2%
   19,832   Lion Nathan Limited...........       55,716
                                            -----------
            Broadcasting -- 0.0%
    3,483   West Australian Newspapers
              Holdings....................        9,369
                                            -----------
            Building -- 0.1%
   69,293   Downer EDI....................       23,345
      900   Leighton Holdings.............        4,827
                                            -----------
                                                 28,172
                                            -----------
            Chemicals -- 0.1%
    6,048   Orica.........................       31,287
                                            -----------
            Construction Materials -- 0.2%
   47,955   Adelaide Brighton.............       22,932
   11,928   Boral.........................       27,093
                                            -----------
                                                 50,025
                                            -----------
            Electric Utility -- 0.2%
   31,588   United Energy.................       44,285
                                            -----------
            Financial Investments -- 0.4%
   51,607   Australian Foundation
              Investment Company..........       87,496
                                            -----------
            Food -- 0.2%
   21,921   National Foods................       43,002
   30,000   Ridley Corporation............       22,823
                                            -----------
                                                 65,825
                                            -----------
            Gas - Distribution -- 0.1%
   50,991   Envestra Limited..............       25,769
                                            -----------
            Instruments -- 0.3%
   22,380   Pacific Dunlop................       83,914
                                            -----------
            Machinery -- 0.0%
    6,587   G.U.D. Holdings...............       13,530
                                            -----------
            Media -- 0.6%
   32,796   APN News & Media Limited......       47,761
   12,485   Prime Television..............       11,533
   20,000   Seven Network Limited.........       53,797
   30,190   Ten Network Holdings..........       31,990
    9,535   Village Roadshow..............        6,010
                                            -----------
                                                151,091
                                            -----------
            Metals -- 0.3%
  136,346   M.I.M. Holdings...............       83,722
        6   Newmont Mining................           16
                                            -----------
                                                 83,738
                                            -----------
            Mining -- 0.1%
   57,824   Smorgon Steel Group*..........       36,763
                                            -----------
            Miscellaneous Financial --0.1%
   18,775   Challenger International......       23,975
                                            -----------

 SHARES                                        VALUE
---------                                   ------------
            COMMON STOCKS (CONTINUED)
            AUSTRALIA (CONTINUED)
            Oil -- 0.1%
   52,680   Oil Search....................  $    20,325
    6,880   Washington H. Soul
              Pattinson...................       19,067
                                            -----------
                                                 39,392
                                            -----------
            Oil Distribution -- 0.1%
   23,433   Caltex Australia..............       21,010
                                            -----------
            Pharmaceuticals -- 0.1%
    9,457   Australian Pharmaceutical
              Industries..................       16,188
                                            -----------
            Real Estate Assets -- 0.2%
   39,342   Australand Holdings...........       30,357
   49,135   Macquarie Goodman Industrial
              Trust.......................       39,783
                                            -----------
                                                 70,140
                                            -----------
            Retail/Wholesale -- 0.2%
   26,058   PaperlinX.....................       70,800
                                            -----------
            Steel -- 0.1%
   36,102   Onesteel Limited..............       31,389
                                            -----------
            Travel/Entertainment -- 0.2%
   23,500   Jupiters......................       71,511
                                            -----------
                                              1,181,285
                                            -----------
            AUSTRIA -- 0.6%
            Brewery -- 0.3%
    1,780   BBAG Oesterreichische Brau-
              Beteiligungs................      102,560
                                            -----------
            Insurance -- 0.1%
    2,480   Uniqa Versicherungen..........       16,618
                                            -----------
            Manufacturing -- 0.2%
    7,275   RHI*..........................       51,767
                                            -----------
                                                170,945
                                            -----------
            BELGIUM -- 1.1%
            Banking -- 0.9%
      110   Banque Nationale de
              Belgique....................      266,998
                                            -----------
            Financial Investments -- 0.1%
    8,960   Econocom Group................       24,352
                                            -----------
            Medical Equipment & Supplies--
              0.0%
      177   Ion Beam Applications.........          630
                                            -----------
            Publishing -- 0.0%
      500   Roularta Media Group NV.......        9,883
                                            -----------
            Telephone -- 0.1%
    6,550   Telindus Group................       22,657
                                            -----------
                                                324,520
                                            -----------
            CANADA -- 5.4%
            Banking -- 0.3%
    5,200   Laurentian Bank of Canada.....       87,694
                                            -----------
            Chemicals -- 0.3%
   11,600   Methanex Corporation..........       99,530
                                            -----------
            Containers -- Metal/Glass -- 0.3%
    7,400   CCL Industries Class B........       88,640
                                            -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

 SHARES                                        VALUE
---------                                   ------------
            COMMON STOCKS (CONTINUED)
            CANADA (CONTINUED)
            Diversified Manufacturing
              Operations -- 0.3%
   16,200   GSI Lumonics..................  $    81,807
                                            -----------
            Diversified Minerals -- 0.3%
   13,400   Teck Cominco Cl B.............       85,746
                                            -----------
            Drugs -- 0.0%
    1,000   Axcan Pharma..................        9,457
                                            -----------
            Food -- 0.1%
      500   Empire Company -- Class A.....       17,101
                                            -----------
            Instruments -- 0.3%
    3,800   Dorel Industries, Class B*....       86,843
                                            -----------
            Insurance -- 0.3%
      500   E-L Financial.................       84,794
                                            -----------
            Media -- 0.8%
    3,500   Alliance Atlantis
              Communications*.............       34,466
    3,700   G.T.C. Transcontinental Group,
              Class A.....................       91,554
    8,600   Moore.........................       83,441
                                            -----------
                                                209,461
                                            -----------
            Metals -- 0.0%
      700   IPSCO.........................        7,723
                                            -----------
            Mining -- 0.1%
    1,400   TVX Gold......................       19,841
                                            -----------
            Oil -- 0.4%
    2,000   Canadian Natural Resources....       63,485
    3,900   Paramount Resources...........       41,528
    4,500   Vermilion Resources...........       23,831
                                            -----------
                                                128,844
                                            -----------
            Paper -- 0.8%
    8,500   Cascades......................       91,097
    3,400   Domtar........................       29,602
    3,600   Nexfor........................       18,611
    4,000   West Fraser Timber............       76,031
                                            -----------
                                                215,341
                                            -----------
            Retail - Home
              Furnishings -- 0.3%
    4,500   Leon's Furniture..............       89,223
                                            -----------
            Services -- 0.3%
    6,200   Hummingbird...................       89,900
                                            -----------
            Software -- 0.0%
    2,000   BCE Emergis*..................        6,834
                                            -----------
            Telephone -- 0.2%
    5,900   Corus Entertainment, Class
              B*..........................       70,635
                                            -----------
            Transportation -- Marine -- 0.3%
    8,000   CP Ships......................       90,530
                                            -----------
                                              1,569,944
                                            -----------
            DENMARK -- 3.6%
            Banking -- 1.8%
    8,500   Sydbank.......................      537,216
                                            -----------
            Food -- 1.0%
    6,900   Aarhus Oliefabrik, Class A....      293,789
                                            -----------

 SHARES                                        VALUE
---------                                   ------------
            COMMON STOCKS (CONTINUED)
            DENMARK (CONTINUED)
            Foreign Banking -- 0.7%
    2,900   Amagerbanken A/S..............  $   197,948
                                            -----------
            Liquor & Tobacco -- 0.1%
      300   Carlsberg, Class B............       15,568
                                            -----------
                                              1,044,521
                                            -----------
            FINLAND -- 3.7%
            Airlines -- 0.9%
   65,200   Finnair OYJ...................      264,837
                                            -----------
            Electronics -- 0.8%
   10,000   Instrumentarium...............      244,604
                                            -----------
            Machinery -- 0.2%
    6,300   Metso.........................       54,791
                                            -----------
            Machinery -- Electrical -- 0.5%
    5,700   Kone..........................      149,283
                                            -----------
            Paper -- 1.3%
   52,700   M-real, Class B...............      356,771
                                            -----------
                                              1,070,286
                                            -----------
            FRANCE -- 8.5%
            Airlines -- 0.7%
   26,664   Air France....................      192,370
                                            -----------
            Auto Parts -- 0.9%
    1,800   Faurecia......................       62,263
    7,000   Valeo*........................      200,832
                                            -----------
                                                263,095
                                            -----------
            Banking -- 0.1%
      155   Banque de la Reunion..........       15,188
                                            -----------
            Chemicals -- 0.6%
   27,281   Rhodia........................      172,556
                                            -----------
            Construction Materials -- 1.0%
    6,975   Ciments Francais..............      318,129
                                            -----------
            Cosmetics & Toiletries -- 0.1%
      269   Robertet......................       18,876
                                            -----------
            Diversified Operations -- 0.3%
    2,221   Bollore Investissement........       83,411
                                            -----------
            Financial Investments -- 0.7%
       80   Francarep.....................        5,218
    2,389   Societe Fonciere, Financiere
              Et De Participations........      203,050
                                            -----------
                                                208,268
                                            -----------
            Food -- 0.8%
      588   Sucriere de Pithiviers Le
              Vieil.......................      219,664
                                            -----------
            Liquor & Tobacco -- 0.5%
    5,517   Remy Cointreau................      144,926
                                            -----------
            Machinery -- 0.0%
        2   Crometal......................           68
                                            -----------
            Media -- 0.6%
   53,640   Havas SA......................      180,242
                                            -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

 SHARES                                        VALUE
---------                                   ------------
            COMMON STOCKS (CONTINUED)
            FRANCE (CONTINUED)
            Metals -- 0.1%
      873   CFF Recycling.................  $    33,614
                                            -----------
            Oil -- 0.1%
      237   Elf Gabon.....................       38,647
                                            -----------
            Oil Services -- 0.2%
    2,650   Cie Generale de Geophysique...       46,461
                                            -----------
            Paper -- 0.0%
       35   Exacompta Clairefontaine......        3,909
                                            -----------
            Real Estate Assets -- 0.4%
    6,479   Selectibail...................      105,973
                                            -----------
            Retail -- Major Department
              Stores -- 0.6%
    1,600   Galeries Lafayette............      173,466
                                            -----------
            Retail/Wholesale -- 0.2%
    4,257   Naf Naf.......................       68,114
                                            -----------
            Services -- 0.4%
      885   Groupe ONET...................      125,949
                                            -----------
            Transportation -- 0.1%
   48,516   Eurotunnel*...................       41,236
                                            -----------
            Transportation -- Marine -- 0.1%
      713   Geodis........................       21,105
                                            -----------
                                              2,475,267
                                            -----------
            GERMANY -- 9.3%
            Auto Parts -- 0.0%
      500   Kolbenschmidt Pierburg........        3,928
                                            -----------
            Autos -- 1.7%
    2,203   Leoni.........................       53,342
      990   Porsche.......................      410,936
                                            -----------
                                                464,278
                                            -----------
            Building Products --
              Cement/Aggregate -- 0.7%
    6,060   HeidelbergCement*.............      218,602
                                            -----------
            Chemicals -- 1.1%
    5,120   Celanese......................       94,624
   31,050   MG Technolgies................      203,760
                                            -----------
                                                298,384
                                            -----------
            Food -- 0.8%
    1,150   Oelmuehle Hamburg.............      215,944
       63   Stollwerck....................       18,617
                                            -----------
                                                234,561
                                            -----------
            Instruments -- 0.5%
    7,410   Fresenius.....................      157,451
                                            -----------
            Insurance -- 0.0%
      200   Wuerttembergische
              Lebensversicherung..........        3,202
                                            -----------
            Liquor & Tobacco -- 0.8%
    6,180   Brau und Brunnen*.............      242,781
                                            -----------
            Machinery -- 0.6%
    2,170   KSB...........................      168,352
                                            -----------

 SHARES                                        VALUE
---------                                   ------------
            COMMON STOCKS (CONTINUED)
            GERMANY (CONTINUED)
            Machinery/Materials
              Handling -- 0.2%
    8,090   Jungheinrich..................  $    67,960
                                            -----------
            Media -- 0.5%
   10,630   Schlott Sebaldus..............      159,686
                                            -----------
            Medical Products -- 0.6%
    7,930   Fresenius Medical Care........      173,986
                                            -----------
            Other Utilities -- 0.0%
      800   INTERSEROH....................        5,534
                                            -----------
            Retail -- 0.2%
    5,000   Horten........................       49,415
                                            -----------
            Retail Stores -- 0.7%
   12,260   Karstadt*.....................      202,225
                                            -----------
            Wholesale -- 0.9%
   18,960   Continental...................      252,028
                                            -----------
                                              2,702,373
                                            -----------
            GREECE -- 0.9%
            Banking -- 0.6%
    6,720   Agricultural Bank of Greece...       41,309
    2,320   Bank of Greece................      125,833
                                            -----------
                                                167,142
                                            -----------
            Cosmetics & Toiletries -- 0.3%
   38,450   Sarantis......................       81,320
                                            -----------
                                                248,462
                                            -----------
            HONG KONG -- 2.9%
            Apparel -- 0.0%
   26,000   Giordano International........       10,167
                                            -----------
            Banking -- 0.6%
   14,000   International Bank of Asia....        3,249
   14,000   JCG Holdings..................        6,193
   56,000   Liu Chong Hing Bank...........       49,182
   11,000   Wing Hang Bank................       35,963
   24,000   Wing Lung Bank................       88,621
                                            -----------
                                                183,208
                                            -----------
            Building -- 0.2%
   90,000   Hopewell Holdings.............       58,849
                                            -----------
            Computers -- 0.1%
  155,000   Sunevision Holdings...........       18,680
                                            -----------
            Distribution -- 0.1%
  176,000   Tan Chong International.......       22,791
                                            -----------
            Financial Investments -- 0.1%
  122,000   HKR International.............       20,491
   84,000   Peregrine Investment Holdings
              (b)*........................            0
                                            -----------
                                                 20,491
                                            -----------
            Food -- 0.0%
   45,000   Lam Soon Hong Kong*...........       13,847
                                            -----------
            IT Hardware -- 0.0%
   36,000   Wong's International..........       13,847
                                            -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

 SHARES                                        VALUE
---------                                   ------------
            COMMON STOCKS (CONTINUED)
            HONG KONG (CONTINUED)
            Liquor & Tobacco -- 0.0%
   36,000   San Miguel Brewery Hong
              Kong........................  $     8,908
                                            -----------
            Machinery -- 0.1%
   18,000   ASM Pacific Technology........       30,925
                                            -----------
            Media -- 0.1%
  195,000   Oriental Press Group..........       26,501
                                            -----------
            Publishing & Printing -- 0.1%
   76,000   Next Media....................       16,078
                                            -----------
            Real Estate -- 0.0%
   25,000   Shun Tak Holdings.............        4,199
                                            -----------
            Real Estate Assets -- 0.7%
    4,000   China Motor Bus Co. ..........       34,104
   33,000   Great Eagle Holdings..........       22,847
   19,000   Hang Lung Group...............       15,834
   52,000   Henderson China Holdings......       18,834
   98,000   Kerry Properties..............       72,247
   40,000   New Asia Realty & Trust.......        9,693
  138,000   New World China Land*.........       27,955
   12,000   Wing On Co. International.....        6,154
                                            -----------
                                                207,668
                                            -----------
            Retail -- 0.3%
   83,500   Dairy Farm International
              Holdings*...................       72,646
    8,000   YGM Trading...................        4,667
                                            -----------
                                                 77,313
                                            -----------
            Telephone -- 0.1%
   16,000   Asia Satellite
              Telecommunications Holdings
              Ltd.........................       19,693
                                            -----------
            Textiles -- 0.1%
   50,000   High Fashion International....        6,282
   52,000   Tungtex (Holdings) Company....       11,601
   30,000   USI Holdings*.................        3,077
                                            -----------
                                                 20,960
                                            -----------
            Transportation -- 0.1%
    4,000   Kowloon Motor Bus Holdings....       18,462
   46,000   Orient Overseas
              International...............       20,200
                                            -----------
                                                 38,662
                                            -----------
            Travel/Entertainment -- 0.2%
  260,000   Golden Harvest
              Entertainment*..............       13,334
  100,000   Hongkong & Shanghai Hotels....       40,707
                                            -----------
                                                 54,041
                                            -----------
                                                846,828
                                            -----------
            IRELAND -- 0.2%
            Soaps & Cosmetics -- 0.2%
   70,000   IWP International.............       69,181
                                            -----------
            ITALY -- 6.3%
            Banking -- 1.6%
  230,000   Banca di Roma.................      225,945
   72,000   Banca Popolare di Milano
              Scrl........................      226,281
                                            -----------
                                                452,226
                                            -----------

 SHARES                                        VALUE
---------                                   ------------
            COMMON STOCKS (CONTINUED)
            ITALY (CONTINUED)
            Building -- 0.9%
  562,000   SMI...........................  $   259,383
                                            -----------
            Construction Materials -- 0.5%
   25,000   Buzzi Unicem..................      140,586
                                            -----------
            Diversified Operations -- 1.0%
   10,000   Holding DI Partecipazioni
              Industriali.................       18,135
   78,000   Ifil (Finanziaria di
              Partecipazioni).............      274,432
                                            -----------
                                                292,567
                                            -----------
            Insurance -- 0.4%
   23,000   Compagnia Assicuratrice
              Unipol......................       90,924
   33,857   Premafin Finanziaria*.........       29,111
                                            -----------
                                                120,035
                                            -----------
            Machinery -- 0.3%
   45,421   Danieli & Co. ................       89,330
                                            -----------
            Media -- 0.0%
    3,000   Cofide........................        1,091
                                            -----------
            Metals -- 0.5%
  200,192   GIM...........................      160,258
                                            -----------
            Puerto Rico -- 0.6%
  159,000   Banca Nazionale Lavoro-ORD....      173,639
                                            -----------
            Textiles -- 0.1%
   10,719   Vincenzo Zucchi...............       38,667
                                            -----------
            Travel/Entertainment -- 0.4%
   90,152   Cremonini.....................      118,499
                                            -----------
                                              1,846,281
                                            -----------
            JAPAN -- 16.6%
            Apparel -- 0.0%
    2,000   Yagi..........................        5,093
                                            -----------
            Auto - Retail -- 0.0%
    1,000   Toyota Corolla Gifu...........        8,494
                                            -----------
            Auto/Truck Parts & Equipment--
              0.0%
    2,000   Hirata Technical..............        6,752
                                            -----------
            Autos -- 1.2%
    5,000   Ahresty.......................       13,964
   10,000   Aichi Machine Industry........       18,482
    1,000   Amatsuji Steel Ball Mfg.......        6,818
    2,000   Chuo Malleable Iron...........        3,811
    3,800   Exedy.........................       26,594
    3,000   Fuji Univance.................        5,692
    2,000   Gifu Hino Motor...............       12,239
   15,000   Kanto Auto Works..............       76,639
    1,000   Kikuchi.......................        3,779
    4,000   Mitsuba.......................       14,490
    4,000   Nippon Seiki..................       15,311
   12,000   ShinMaywa Industries..........       18,137
    4,000   Sumitomo Wiring Systems.......       23,361
   20,000   U-Shin........................       59,800
    2,000   Unipres.......................        3,368
    3,000   Yachiyo Industry..............       16,757
    4,000   Yasunaga......................        8,740

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

 SHARES                                        VALUE
---------                                   ------------
            COMMON STOCKS (CONTINUED)
            JAPAN (CONTINUED)
            Autos (continued)
    2,000   Yorozu........................  $     5,586
                                            -----------
                                                333,568
                                            -----------
            Banking -- 0.7%
    1,100   Shinki........................        4,482
    1,000   The Bank Of Iwate.............       32,035
    4,000   The Chiba Kogyo Bank*.........       22,836
   12,000   The Kagoshima Bank............       41,794
    4,000   The Oita Bank.................       16,954
   15,000   The Tochigi Bank..............       80,582
                                            -----------
                                                198,683
                                            -----------
            Building -- 1.8%
    1,400   C-Cube........................        2,162
    9,000   Fukuda........................       24,027
    4,000   Hibiya Engineering............       21,291
    9,000   Hitachi Plant Engineering &
              Construction................       23,583
    9,000   Kyudenko......................       28,832
   21,000   Maeda.........................       73,139
   26,000   Maeda.........................       69,837
    6,000   Nippon Densetsu Kogyo.........       22,129
    8,000   Nippon Dentsu.................       14,063
   12,000   Nippon Hodo...................       48,694
    2,000   Ohmoto Gumi...................        7,886
    7,000   Sanki Engineering.............       35,247
   12,000   Sanyo Engineering &
              Construction................       27,206
    1,000   Taisei Oncho..................        2,012
    6,000   Tetra.........................        8,970
   11,000   Tohuku Telecommunications
              Construction................       16,806
    4,000   Tokyo Energy & Systems........       12,026
    4,000   Tsukishima Kikai..............       20,141
    6,000   UEKI..........................        8,970
    8,000   Yurtec Corporation............       23,723
                                            -----------
                                                490,744
                                            -----------
            Building & Construction --0.1%
    2,000   Comany........................        9,857
    3,000   Kaneshita Construction........        9,980
    1,800   Nichiha.......................       14,061
                                            -----------
                                                 33,898
                                            -----------
            Building --
            Residential/Commercial -- 0.0%
    2,400   Tsuchiya Home.................        4,199
                                            -----------
            Building Products --
              Cement/Aggregate -- 0.0%
    2,000   Asahi Concrete Works..........        4,846
                                            -----------
            Chemicals -- 0.5%
    3,000   Hokko Chemical Industry.......        9,882
    1,000   Kureha Chemical Industry......        3,195
    3,000   Nippon Pigment................        5,027
    5,000   Nippon Shokubai...............       24,766
    2,000   Osaka Organic Chemical
              Industry....................        6,325

 SHARES                                        VALUE
---------                                   ------------
            COMMON STOCKS (CONTINUED)
            JAPAN (CONTINUED)
            Chemicals (continued)
    3,000   Tokyo Printing Ink............  $     5,668
   19,000   Toyo Tire & Rubber............       32,619
   26,000   Yokohama Rubber...............       59,159
                                            -----------
                                                146,641
                                            -----------
            Chemicals -- Diversified -- 0.0%
    3,000   Nihon Kagaku Sangyo...........        6,037
                                            -----------
            Commercial Services -- 0.0%
    2,000   Toyo Tec......................        6,539
                                            -----------
            Construction Materials -- 0.6%
    9,000   Asahi Organic Chemicals
              Industry....................       19,961
    6,000   Japan Steel Tower.............        8,625
    5,000   Komai Tekko...................        9,775
   13,000   Mitsubishi Plastics...........       19,435
   12,000   Nihon Yamamura Glass..........       16,856
    5,000   Noritz........................       37,785
   17,000   Okabe.........................       41,893
    1,000   Sankyo Rikagaku...............        4,526
    3,000   Takada Kiko...................       10,572
    3,000   Takahashi Curtain Wall........        4,559
    3,000   Takigami Steel Construction...        7,762
                                            -----------
                                                181,749
                                            -----------
            Consulting Services -- 0.0%
    1,500   Chodai........................        3,327
                                            -----------
            Cosmetics & Toiletries -- 0.1%
    4,000   Noevir........................       37,785
                                            -----------
            Defense -- 0.1%
   10,000   Namura Shipbuilding...........       16,511
    3,000   Sasakura Engineering..........        8,034
                                            -----------
                                                 24,545
                                            -----------
            Diversified Minerals -- 0.0%
    2,000   Kunimine Industries...........        3,286
                                            -----------
            Drugs -- 0.4%
    4,000   Nikken Chemicals..............        8,510
   17,000   Nippon Shinyaku...............       78,199
    2,000   Teikoku Hormone Mfg...........       10,941
    2,400   Torii Pharmaceutical..........       31,897
                                            -----------
                                                129,547
                                            -----------
            Durables -- 0.0%
    3,000   Sun Wave*.....................        4,140
    3,000   Zojirushi.....................        8,502
                                            -----------
                                                 12,642
                                            -----------
            Electronic
            Components/Instruments -- 0.0%
    3,000   Sansei Yusoki.................        8,181
                                            -----------
            Electronics -- 0.2%
    1,900   Fukuda Denshi.................       42,139
    2,561   Hitachi.......................       12,832
                                            -----------
                                                 54,971
                                            -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

 SHARES                                        VALUE
---------                                   ------------
            COMMON STOCKS (CONTINUED)
            JAPAN (CONTINUED)
            Engineering -- 0.2%
    5,000   Taihei Dengyo Kaisha..........  $    12,321
    8,000   Takasago Thermal
              Engineering.................       33,185
                                            -----------
                                                 45,506
                                            -----------
            Equipment Providers -- 0.0%
    3,000   Tsuken........................        6,407
    1,000   Yokogawa Construction.........        2,629
                                            -----------
                                                  9,036
                                            -----------
            Financial Investments -- 0.2%
   11,000   Central Leasing...............       60,539
                                            -----------
            Food -- 1.5%
       13   Coca-Cola Central Japan.......       68,770
    1,000   Hokkaido Coca-Cola Bottling...        4,846
   28,000   Itoham Foods..................       79,809
    9,000   Kinki Coca-Cola Bottling......       57,516
    6,000   Mikuni Coca-Cola Bottling.....       35,288
    5,000   Myojo Foods...................        9,446
    6,000   Nichiwa Sangyo................       10,399
   13,000   Nisshin Oil Mills.............       35,880
    3,000   Riken Vitamin.................       29,128
    2,300   Shikoku Coca-Cola Bottling....       19,573
   19,000   Tokatsu Foods.................       42,295
    5,000   Yokohama Reito................       22,877
      500   Yonekyu.......................        3,483
                                            -----------
                                                419,310
                                            -----------
            Food & Dairy Products -- 0.2%
   22,000   Morinaga Milk Industry........       58,190
                                            -----------
            Forest Products &
              Papers -- 0.0%
    2,000   Nankai Plywood................        4,534
                                            -----------
            Health -- 0.1%
    3,000   SRL...........................       27,994
                                            -----------
            Household -- 0.1%
   13,000   Mizuno........................       34,064
                                            -----------
            Instruments -- 0.0%
    1,000   Sumitomo Special Metals.......        5,504
                                            -----------
            Insurance -- 0.3%
    5,000   Nisshin Fire & Marine
              Insurance...................        9,118
   42,000   The Fuji Fire & Marine
              Insurance...................       71,069
                                            -----------
                                                 80,187
                                            -----------
            IT Hardware -- 0.8%
    2,000   Asti..........................        6,769
    1,000   Excel.........................        7,229
    1,000   Fuji Electric.................        4,066
   17,000   Hitachi Kokusai Electric......       52,785
    4,000   Iriso Electronics.............       10,613
    8,000   Komatsu Electronic Metals*....       28,914
    4,000   Kuramoto Seisakusho...........       28,257
   40,000   Toshiba TEC...................       96,599
                                            -----------
                                                235,232
                                            -----------
            Liquor & Tobacco -- 0.1%
   12,000   Mercian.......................       19,024
                                            -----------

 SHARES                                        VALUE
---------                                   ------------
            COMMON STOCKS (CONTINUED)
            JAPAN (CONTINUED)
            Machinery -- 0.9%
    9,000   Aida Engineering..............  $    20,256
   12,000   Amada Machinics...............       23,066
    7,000   Asahi Diamond Industrial......       27,600
      200   DMW...........................        4,994
    3,000   Fuji Seiko....................        5,076
   15,000   Hitachi Koki..................       47,068
    1,500   Maezawa Industries............        6,617
    2,000   Makino Milling Machine........        5,750
    2,000   Nakano Refrigerators..........        8,379
    3,000   Nihon Kaiheiki................        8,551
    4,400   Nitto Electric Works..........       29,962
   12,000   Okuma.........................       20,108
    6,000   Organo........................       19,961
    2,000   Piolax........................       12,732
    4,000   Shinko Kogyo..................        4,600
    6,000   Sintokogio....................       14,046
      400   Zuiko.........................        2,211
                                            -----------
                                                260,977
                                            -----------
            Manufacturing -- Capital
              Goods -- 0.1%
   20,000   Tokai Carbon..................       34,664
                                            -----------
            Media -- 0.3%
    1,000   Asahi Broadcasting............       44,357
    8,000   RKB Mainichi Broadcasting.....       36,143
    2,000   Sanko Sangyo..................        7,146
                                            -----------
                                                 87,646
                                            -----------
            Metals -- 0.4%
    1,500   Furusato Industries...........        3,388
   12,000   Kurimoto......................       16,757
    9,000   Nittetsu Mining...............       16,856
    9,000   Toyokuni Electric Cable.......       25,653
   19,000   Yodogawa Steel Works..........       44,324
                                            -----------
                                                106,978
                                            -----------
            Miscellaneous Financial --0.2%
   17,000   Marusan Securities............       43,987
   11,000   Tokai Tokyo Securities........       14,367
                                            -----------
                                                 58,354
                                            -----------
            Office Equipment & Services --
              0.1%
    3,000   King Jim......................       13,553
    1,000   Totech........................        3,220
    1,000   Yagi & CO.....................        3,277
                                            -----------
                                                 20,050
                                            -----------
            Office Machinery -- 0.1%
    6,000   Chinon Industries*............        7,639
    9,000   General Co. ..................       20,996
    4,000   Richo Elemex..................       13,504
                                            -----------
                                                 42,139
                                            -----------
            Oil -- 0.1%
   10,000   Kanto Natural Gas Development
              Co. ........................       41,975
                                            -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

 SHARES                                        VALUE
---------                                   ------------
            COMMON STOCKS (CONTINUED)
            JAPAN (CONTINUED)
            Other Utilities -- 0.1%
    7,000   Otaki Gas Co. ................  $    17,250
                                            -----------
            Paper -- 0.3%
   10,000   Chuetsu Pulp & Paper..........       17,661
    7,000   Daio Paper....................       58,017
   20,000   Mitsubishi Paper Mills........       23,328
                                            -----------
                                                 99,006
                                            -----------
            Petrochemicals -- 0.0%
    1,000   Edosawa.......................        5,462
                                            -----------
            Real Estate Assets -- 0.7%
    4,000   Aoki Marine...................        7,261
    5,000   Hosoda........................       10,884
    3,000   Kansai Sekiwa Real Estate.....        7,220
    5,000   Musasino Kogyo*...............       10,802
   30,000   Nice..........................       52,242
   23,000   Recruit Cosmos................       38,730
    3,000   TOC Co. ......................       14,539
   37,000   Tokyo Tatemono................       64,128
                                            -----------
                                                205,806
                                            -----------
            Retail -- 0.8%
   11,000   Charle........................       65,057
    1,400   Chiyoda.......................       13,765
    8,000   Daiwa.........................       10,646
    4,700   Edion*........................       18,029
    2,000   Himaraya......................        4,074
    1,900   Homac.........................       12,532
    1,000   Kokura Enterprise.............        4,436
   17,000   Matsuzakaya...................       40,775
    1,500   Ministop......................       20,392
    2,000   Nagano Tokyu Department
              Store*......................        4,354
    1,100   Shimachu......................       17,818
      800   Three F.......................        4,534
    4,000   Traveler......................       11,171
                                            -----------
                                                227,583
                                            -----------
            Retail -- Consumer
              Electronics -- 0.0%
    2,000   Shinden.......................        4,288
                                            -----------
            Retail/Wholesale -- 0.1%
    6,000   Tokyu Store Chain Co. ........       17,201
    1,000   U.Store.......................        6,818
                                            -----------
                                                 24,019
                                            -----------
            Services -- 0.2%
    2,000   Daishinto.....................        3,811
   13,000   Eikoh.........................       55,528
      500   Shuei Yobiko Co. .............        6,079
    1,700   Wesco.........................        3,198
                                            -----------
                                                 68,616
                                            -----------
            Soaps & Cosmetics -- 0.3%
    9,000   Avon Products.................       19,443
    2,000   Ivy Cosmetics.................        9,693
   18,000   Sunstar.......................       47,314
                                            -----------
                                                 76,450
                                            -----------

 SHARES                                        VALUE
---------                                   ------------
            COMMON STOCKS (CONTINUED)
            JAPAN (CONTINUED)
            Software -- 0.3%
    8,000   Creo..........................  $    25,891
    7,000   Japan Process Development
              Co. ........................       29,900
   23,000   Tsuzuki Denki*................       46,098
                                            -----------
                                                101,889
                                            -----------
            Storage -- 0.2%
    3,000   Chuo Warehouse................       12,568
   13,000   Sumitomo Warehouse............       31,502
                                            -----------
                                                 44,070
                                            -----------
            Telephone -- 0.0%
    3,000   Kodensha......................        7,491
                                            -----------
            Textiles -- 0.2%
    5,000   Fujix.........................       15,566
    1,000   Sotoh.........................        5,027
    9,000   The Japan Wool Textile........       32,011
                                            -----------
                                                 52,604
                                            -----------
            Transportation -- 0.3%
    1,000   Daiwa Logistics...............        3,253
    8,000   Hitachi Transport System......       45,080
    3,000   Kawanishsi Warehouse..........       15,426
    4,000   Meiko Trans...................       10,941
    7,000   Senko.........................       13,800
                                            -----------
                                                 88,500
                                            -----------
            Transportation -- Marine -- 0.0%
    3,000   Isewan Terminal Service.......        6,111
                                            -----------
            Travel/Entertainment -- 0.7%
    2,400   Daiichi Kosho.................       53,228
    5,000   Horipro.......................       27,477
    9,000   Kinki Nippon Tourist..........       17,225
    1,000   Mefos.........................       11,500
   13,000   Nikkodo.......................       22,211
       36   Taito.........................       28,093
   18,000   Tokyo Dome....................       42,730
                                            -----------
                                                202,464
                                            -----------
            Wholesale -- 1.0%
    3,000   Atol..........................       12,026
    1,000   Denkodo.......................        3,614
   18,000   Denkyosha.....................       53,228
    7,000   Gigas Kansai..................       29,555
    4,000   Kato Sangyo...................       16,428
    3,000   Mitani........................        8,379
    1,000   Morito........................        4,099
    5,000   Nagahori......................        8,625
    3,600   Ryosan........................       38,354
    4,000   Ryoyo Electro.................       35,814
   16,000   Sekido........................       22,606
    1,000   Toho Pharmaceutical...........        2,875

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

 SHARES                                        VALUE
---------                                   ------------
            COMMON STOCKS (CONTINUED)
            JAPAN (CONTINUED)
            Wholesale (continued)
   26,000   Uehara Sei Shoji..............  $    53,820
                                            -----------
                                                289,423
                                            -----------
                                              4,874,462
                                            -----------
            MALAYSIA -- 0.0%
            Durables -- 0.0%
      840   Silverstone (b)*..............            0
                                            -----------
            Travel/Entertainment -- 0.0%
   24,000   Rekapacific (b)*..............            0
                                            -----------
            NETHERLANDS -- 3.1%
            Commercial Services -- 0.4%
    8,280   SNT Group.....................      103,926
                                            -----------
            Consumer Cyclicals -- 0.6%
   21,750   Hagemeyer.....................      164,656
                                            -----------
            Machinery -- 0.0%
      275   Geveke........................        6,142
                                            -----------
            Media -- 1.1%
    3,400   Roto Smeets de Boer...........       62,164
   64,120   Wegener.......................      294,669
                                            -----------
                                                356,833
                                            -----------
            Medical Supplies -- 0.1%
    2,350   Delft Instruments.............       22,412
                                            -----------
            Retail -- Home
              Furnishings -- 0.0%
       20   Macintosh Retail Group........          200
                                            -----------
            Transportation -- 0.8%
   21,880   Koninklijke Vopak.............      220,565
                                            -----------
            Wholesale -- 0.1%
    6,209   Amstelland....................       24,545
                                            -----------
                                                899,279
                                            -----------
            NEW ZEALAND -- 0.4%
            Electric Utilities -- 0.1%
   16,520   Contact Energy................       29,287
    5,000   TrustPower....................        8,231
                                            -----------
                                                 37,518
                                            -----------
            Media -- 0.1%
   16,837   Sky Network Television*.......       26,532
                                            -----------
            Miscellaneous Financial --0.0%
    6,957   Tower Limited.................       12,399
                                            -----------
            Wholesale -- 0.2%
   21,018   Nufarm........................       38,832
                                            -----------
                                                115,281
                                            -----------
            PORTUGAL -- 1.0%
            Autos -- 0.5%
   49,100   Salvador Caetano..............      130,049
                                            -----------
            Forest Products &
              Papers -- 0.2%
   75,010   Corticeira Amorim.............       60,047
                                            -----------
            Miscellaneous Financial --0.3%
   49,510   BPI-Soc Gestora de
              Participacces Sociais SA....       97,861
                                            -----------

 SHARES                                        VALUE
---------                                   ------------
            COMMON STOCKS (CONTINUED)
            PORTUGAL (CONTINUED)
            Retail Stores -- 0.0%
    2,545   Modelo Continente-SGPS........  $     4,150
                                            -----------
                                                292,107
                                            -----------
            SINGAPORE -- 2.6%
            Banking -- 0.2%
    5,000   Hong Leong Singapore
              Finance.....................        4,951
   26,000   Overseas Union Trust..........       65,245
                                            -----------
                                                 70,196
                                            -----------
            Beverages -- 0.4%
   21,600   Fraser & Neave................       93,580
                                            -----------
            Commercial Services -- 0.2%
   52,000   SIA Engineering...............       57,345
                                            -----------
            Computer Equipment -- 0.0%
    1,750   Creative Technology*..........       10,930
                                            -----------
            Defense -- 0.1%
   61,000   Sembcorp Marine...............       37,754
                                            -----------
            Financial Investments -- 0.1%
   14,000   Overseas Union Enterprise.....       43,324
                                            -----------
            Instruments -- 0.0%
   51,000   Sunright*.....................        5,452
                                            -----------
            IT Hardware -- 0.1%
   29,000   WBL...........................       27,086
                                            -----------
            Miscellaneous Financial --0.1%
   57,000   Kim Eng Ong Asia Holdings.....       20,686
   74,000   Lum Chang Holdings............       10,409
                                            -----------
                                                 31,095
                                            -----------
            Real Estate -- 0.1%
  130,000   The Ascott Group..............       23,406
                                            -----------
            Real Estate Assets -- 0.9%
   39,000   Allgreen Properties...........       21,066
   18,000   Cycle & Carriage..............       38,485
   54,000   Keppel Land...................       30,687
   10,000   Marco Polo Developments.......        9,903
   30,000   Orchard Parade Holdings*......        5,233
   35,000   Singapore Land................       62,623
   20,000   United Engineers..............       12,041
  104,000   United Industrial.............       33,354
   27,000   United Overseas Land..........       24,155
                                            -----------
                                                237,547
                                            -----------
            Services -- 0.2%
   64,000   Singapore Airport Terminal
              Services....................       57,255
    5,000   Wearnes International.........        1,772
                                            -----------
                                                 59,027
                                            -----------
            Telephone -- 0.0%
   54,000   Intraco.......................       10,938
                                            -----------
            Transportation -- 0.1%
   71,000   Comfort Group.................       28,164
                                            -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

 SHARES                                        VALUE
---------                                   ------------
            COMMON STOCKS (CONTINUED)
            SINGAPORE (CONTINUED)
            Transportation -- Marine -- 0.1%
   85,000   Chuan Hup Holdings............  $    21,043
                                            -----------
                                                756,887
                                            -----------
            SPAIN -- 5.4%
            Air Transportation -- 0.2%
   49,300   Iberia Lineas Aereas de
              Espana......................       60,417
                                            -----------
            Banking -- 0.0%
       49   Banco de Andalucia............        2,203
                                            -----------
            Building -- 1.5%
    1,080   Fomento de Construcciones y
              Contratas SA................       21,219
   81,750   Obrascon Huarte Lain..........      387,808
                                            -----------
                                                409,027
                                            -----------
            Building Products --
              Cement/Aggregate -- 0.2%
      167   Cementos Portland.............        6,107
      790   Uniland Cementera.............       51,491
                                            -----------
                                                 57,598
                                            -----------
            Distribution/Wholesale -- 0.0%
        8   Compania de Distribucion
              Integral Logista............          147
                                            -----------
            Electric Products -- 0.0%
      538   Sociedad Espanola del
              Acumulador Tudor............        2,127
                                            -----------
            Fisheries -- 0.5%
   15,625   Pescanova.....................      159,827
                                            -----------
            Food -- 0.0%
        3   Campofrio Alimentacion........           28
      131   Koipe.........................        3,768
                                            -----------
                                                  3,796
                                            -----------
            Insurance -- 0.6%
   33,540   Corporacion Mapfre............      188,941
                                            -----------
            Real Estate -- 0.7%
   12,410   Metrovacesa*..................      209,728
                                            -----------
            Real Estate Development --1.2%
   72,130   Inmobiliaria Urbis SA.........      341,460
                                            -----------
            Real Estate
              Operators/Developers -- 0.0%
      249   Sotogrande*...................        1,181
                                            -----------
            Wholesale -- 0.5%
  436,920   Ercros*.......................      142,497
                                            -----------
                                              1,578,949
                                            -----------
            SWEDEN -- 0.9%
            Airlines -- 0.1%
    6,309   SAS*..........................       35,721
                                            -----------
            Healthcare -- 0.8%
   53,500   Gambro AB-A...................      212,904
                                            -----------
            Real Estate -- 0.0%
      200   Drott*........................        1,639
                                            -----------
                                                250,264
                                            -----------

 SHARES                                        VALUE
---------                                   ------------
            COMMON STOCKS (CONTINUED)
            SWITZERLAND -- 4.5%
            Chemicals -- 0.1%
      900   Clariant......................  $    16,250
                                            -----------
            Electronics -- 0.5%
      920   Sulzer Medica.................      138,637
                                            -----------
            Food -- 0.0%
       10   Bell Holding..................        4,989
                                            -----------
            Household -- 0.4%
    8,026   Swatch Group*.................      120,673
                                            -----------
            Instruments -- 0.4%
       97   Daetwyler Holding.............      121,085
                                            -----------
            Insurance -- 1.6%
    2,000   Helvetia Patria Holding.......      190,741
    2,010   Schweizerische
              Lebensversicherungs- und
              Rentenanstalt (Swiss
              Life).......................      178,392
      230   Schweizerische National -
              Versicherungs-
              Gesellschaft................       95,235
                                            -----------
                                                464,368
                                            -----------
            Machinery -- 0.6%
    3,880   Zellweger Luwa*...............      184,361
                                            -----------
            Transportation -- 0.1%
      100   Jungfraubahn Holding..........       16,630
                                            -----------
            Travel/Entertainment -- 0.8%
    1,323   Kuoni Reisen Holding..........      233,493
                                            -----------
                                              1,300,486
                                            -----------
            UNITED KINGDOM -- 14.6%
            Advertising -- 0.2%
   43,000   Aegis Group...................       46,152
                                            -----------
            Building -- 0.8%
   24,000   The Berkeley Group............      223,435
                                            -----------
            Building --
            Residential/Commercial -- 1.6%
   35,000   Persimmon.....................      243,832
   19,000   Wilson Bowden.................      254,423
                                            -----------
                                                498,255
                                            -----------
            Construction Materials -- 0.9%
  233,000   Aggregate Industries..........      250,995
                                            -----------
            Food -- 1.1%
  435,000   Express Dairies...............      191,269
   57,000   Robert Wiseman Dairies........      152,663
                                            -----------
                                                343,932
                                            -----------
            Instruments -- 0.3%
  288,000   Senior........................       97,375
                                            -----------
            Insurance -- 1.0%
  133,000   John Mowlem...................      283,386
                                            -----------
            IT Hardware -- 0.2%
   25,000   TT Electronics................       47,669
                                            -----------
            Machinery -- 0.9%
  218,000   Delta.........................      269,976
                                            -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

 SHARES                                        VALUE
---------                                   ------------
            COMMON STOCKS (CONTINUED)
            UNITED KINGDOM (CONTINUED)
            Media -- 0.7%
   35,000   Trinity Mirror................  $   195,396
                                            -----------
            Oil -- 0.4%
   31,000   Paladin Resources.............       33,029
  181,000   Premier Oil...................       76,853
                                            -----------
                                                109,882
                                            -----------
            Oil Services -- 1.3%
  133,000   Hunting.......................      207,587
   50,000   Ramco Energy*.................      187,139
                                            -----------
                                                394,726
                                            -----------
            Other Utilities -- 0.4%
    6,913   Bristol Water Holdings........      126,652
                                            -----------
            Real Estate -- 0.2%
   39,000   DTZ Holdings..................       55,198
                                            -----------
            Retail -- 0.2%
   10,000   CD Bramall....................       49,222
                                            -----------
            Services -- 1.0%
   67,559   Reed Executive................      123,773
   71,706   Savills.......................      162,381
                                            -----------
                                                286,154
                                            -----------
            Soaps & Cosmetics -- 0.7%
   20,400   Body Shop International.......       32,723
  200,000   McBride.......................      167,262
                                            -----------
                                                199,985
                                            -----------
            Software -- 0.6%
  141,000   Azlan Group*..................      177,389
                                            -----------
            Textiles -- 0.8%
   84,000   Alexon Group..................      235,135
                                            -----------
            Transportation -- 0.3%
  236,000   Stagecoach Holdings...........       75,155
                                            -----------

 SHARES                                        VALUE
---------                                   ------------
            COMMON STOCKS (CONTINUED)
            UNITED KINGDOM (CONTINUED)
            Travel/Entertainment -- 1.0%
  288,000   ALPHA Airports Group..........  $   233,248
    2,322   Wolverhampton & Dudley
              Breweries...................       21,471
   30,583   Yates Group...................       52,375
                                            -----------
                                                307,094
                                            -----------
                                              4,273,163
                                            -----------
            TOTAL COMMON STOCKS...........   27,890,771
                                            -----------
            WARRANTS -- FOREIGN SECURITIES -- 0.0%
            SINGAPORE -- 0.0%
            Building -- 0.0%
    6,300   IPCO International @ 1.30,
              12/17/02....................           32
                                            -----------
            TOTAL WARRANTS -- FOREIGN
              SECURITIES..................           32
                                            -----------
            TOTAL INVESTMENTS
              (COST $32,595,831)
              (a) -- 95.7%................   27,890,803
                                            -----------
            OTHER ASSETS IN EXCESS OF
              LIABILITIES -- 4.3%.........    1,266,951
                                            -----------
            NET ASSETS -- 100.0%..........  $29,157,754
                                            ===========

---------------

*  Non-income producing security.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized depreciation as follows:

   Unrealized appreciation................  $ 1,562,046
   Unrealized depreciation................   (6,267,074)
                                            -----------
   Net unrealized depreciation............  $(4,705,028)
                                            ===========

(b) Bankrupt security/delisted; fair-valued by management

FORWARD CROSS-CURRENCY EXCHANGE CONTRACTS

                                                                                        CONTRACT
                                                                      DELIVERY           AMOUNT            UNREALIZED
                                                                        DATE        (LOCAL CURRENCY)      DEPRECIATION
                                                                      --------      ----------------      ------------
    Deliver Australian Dollars in exchange for US Dollars 70,343      10/01/02            130,000              (299)
    Deliver Japanese Yen in exchange for US Dollars 190,000           10/01/02         23,351,000            (1,810)
    Deliver Euro in exchange for Swiss Francs 200,000                 10/01/02            136,305             1,048

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG VALUE LONG/SHORT EQUITY FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/02

                                                                             SINCE INCEPTION    SINCE INCEPTION
                                                              LAST 1 YEAR      (12/16/97)         (12/18/97)
                                                              -----------    ---------------    ---------------
Institutional Shares (BMNIX)................................     22.20%            5.83%               --
Investor Shares (BRMIX).....................................     21.81%              --              5.48%
Class A Shares (RVMAX)(1)...................................     21.75%            5.43%               --
Class A Shares*.............................................     15.06%            4.20%               --
Class B Shares (RVMBX)(1)...................................     20.95%            4.87%               --
Class B Shares**............................................     15.95%            4.52%               --
U.S. 90-day Treasury Bills..................................      1.97%            4.36%             4.36%

Past performance is not indicative of future results.

    The U.S. equity markets fell sharply during the six months ending September 30, 2002, finishing the period with a dismal second quarter in which stocks posted their largest quarterly decline since the fourth quarter of 1987. Declines were broad based as small cap and value stocks, the best performing sectors for much of the past two years, fell as much as large cap and growth stocks. Weakening economic numbers combined with a seemingly endless string of accounting scandals and continued disappointing corporate earnings reports to keep investor sentiment negative.

    Even with the narrower value-growth spread as the quarter ended, investors continued to favor stocks where the likely future earnings appear attractively priced. After losing this focus during the technology stock bubble of 1998 and 1999, investors have returned to a closer scrutiny of company fundamentals and the prices paid to own a share of those characteristics. When investors focus on this relationship between prices and expected future earnings, we believe the performance of the AXA Rosenberg Value Long/Short Equity Fund could be strong.

    Over the trailing six month period the Fund outperformed its T-bill hurdle by a whopping 24.70% in the Institutional Shares, and 24.50% in the Investor Shares. It cannot be emphasized enough that the market environment over the period was exceptionally favorable to the Manager's stock picking discipline -investors actively rewarded "quality" within equities, and actively penalized stocks that were still trading markedly higher than their perceived fundamental value. The bulk of the Fund's active return was associated with its positive exposure to Relative Strength (a measure of price momentum), its negative Beta, and its overall Value characteristics. Because the Fund takes minimal industry risk, little of the return was associated with industry exposure over the period.

    On July 31, 2002, the name of the Fund was changed to the AXA Rosenberg Value Long/Short Equity Fund.

    The minimum investment for Institutional Shares is $1 million. The minimum investment for Investor Shares is $2,500.

    Performance data represents past performance which does not guarantee future results. Investment return and principal value may increase or decrease depending upon market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost.

    Investment in shares of the AXA Rosenberg Value Long/Short Equity Fund is more volatile and risky than some other forms of investments. Since the Fund has both a long and a short portfolio, an investment in the AXA Rosenberg Value Long/Short Equity Fund will involve risks associated with twice the number of investment decisions made for a typical stock fund. These types of fund typically have a high portfolio turnover that could increase transaction costs and cause short-term capital gains to be realized. While it may be the intent of the Manager to take long positions in stocks that outperform the market and short positions in stocks that underperform the market, in various market climates, there is no assurance that the Manager will be successful.

    Since risk in the AXA Rosenberg Value Long/Short Equity Fund relates specifically to the Manager's stock selection techniques and not to any systematic or economy-wide factors, the proper benchmark is an asset that also has the least exposure to systematic influences. 90-day T-bills are such an asset. An investment in 90-day T-bills is different from an investment in the AXA Rosenberg Value Long/Short Equity Fund because T-bills are backed by the full faith and credit of the U.S. government. T-bills have a fixed rate of return, and investors do not bear the risk of losing their investment. The income received from T-bills is free from state income tax.

    Small capitalization funds typically carry additional risks, since smaller companies generally have experienced a greater degree of volatility than average.

    Total return includes change in share price and reinvestment of distributions. Total return set forth may reflect the waiver of a portion of the Fund's advisory or administrative fees for certain periods since the inception date. In such instances, and without the waiver of fees, total return would have been lower.

    Portfolio holdings are subject to change and may not represent current or future holdings.

    AXA Rosenberg Mutual Funds are distributed by Barr Rosenberg Funds Distributor, Inc.
---------------

 * Reflects maximum 5.50% sales charge.

** Reflects the applicable contingent deferred sales charge (CDSC) maximum
   5.00%.

 (1) Prior to the inception of Class A and Class B Shares on October 1, 2001, the performance is based on Institutional Share performance adjusted to reflect the deduction of fees and expenses.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG VALUE LONG/SHORT EQUITY FUND (a)
SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                       VALUE
-----------                                -------------
              COMMON STOCKS -- 80.2%
              AIRCRAFT -- 0.4%
      1,500   Curtiss-Wright.............  $      89,685
      4,700   Ducommun*..................         82,767
     12,700   Goodrich...................        239,776
      5,600   Standex International......        113,568
     11,400   Triumph Group*.............        319,200
                                           -------------
                                                 844,996
                                           -------------
              AIRLINES -- 0.7%
     20,000   Airborne...................        226,800
     43,800   CNF........................      1,374,882
      3,300   Mesaba Holdings*...........         17,952
                                           -------------
                                               1,619,634
                                           -------------
              AUTOS -- 1.5%
      3,100   Amcast Industrial*.........         11,160
        200   America's Car-Mart*........          2,404
     64,000   Arvinmeritor...............      1,196,800
      4,800   Noble International........         52,944
      3,600   Oshkosh Truck..............        203,040
      7,500   Polaris Industries.........        465,000
      2,900   Strattec Security*.........        147,958
    138,700   Visteon....................      1,313,489
                                           -------------
                                               3,392,795
                                           -------------
              BANKING -- 2.9%
        100   ACE Cash Express*..........            819
     12,400   Advanta, Class A...........        124,620
        700   ASTA Funding*..............          7,623
      1,900   Berkshire Bancorp..........         59,389
        550   BWC Financial*.............         10,049
        105   California Independent
                Bancorp..................          2,032
      3,000   Capital Trust, Class A*....         14,700
        500   Central Bancorp............         14,050
     13,000   Colonial BancGroup.........        161,200
     24,500   Commercial Federal.........        533,365
        800   Crescent Banking...........         12,424
      7,050   Doral Financial............        170,187
      1,600   First Bancshares...........         18,560
      1,100   First Citizens BancShares,
                Class A..................        113,390
      1,400   Franklin Bank NA...........         24,990
     16,000   Hibernia, Class A..........        319,840
        500   Horizon Bancorp............         11,000
      6,900   HPSC*......................         57,615
     65,400   IndyMac Bancorp*...........      1,260,258
      2,300   Intervest Bancshares*......         24,242
      4,600   ITLA Capital*..............        138,874
        700   Jacksonville Bancorp.......         17,367
      1,400   Kankakee Bancorp...........         52,920
     11,700   Local Financial*...........        161,577
      1,300   LSB Financial..............         23,400
      1,000   Middleton Doll Company.....          5,790
      3,000   North Central Bancshares...         86,520
        400   Northway Financial.........         11,232
        100   Pinnacle Bancshares........            950
     52,000   Provident Financial
                Group....................      1,304,680
      3,800   PSB Bancorp*...............         25,536

  SHARES                                       VALUE
-----------                                -------------
              COMMON STOCKS (CONTINUED)
              BANKING (CONTINUED)
        414   Quaker City Bancorp*.......  $      13,724
      1,100   R & G Financial, Class B...         24,002
     18,500   Riggs National.............        264,365
      3,800   Student Loan...............        343,824
      7,900   UICI*......................        128,454
      7,035   UMB Financial..............        274,646
      1,700   Unity Bancorp*.............         11,050
      3,630   Wainwright Bank & Trust....         29,403
        900   Washington Savings Bank
                FSB......................          7,245
        300   Wells Financial............          5,592
     15,500   Westcorp...................        310,000
      9,000   WFS Financial*.............        186,660
                                           -------------
                                               6,368,164
                                           -------------
              BUILDING -- 3.0%
     15,000   Apogee Enterprises.........        164,100
     15,000   Beazer Homes USA*..........        915,750
     43,600   Centex.....................      1,933,660
      2,500   Chemed.....................         76,925
     12,400   Lennar.....................        691,672
      8,910   M.D.C. Holdings............        314,523
     39,900   Pulte......................      1,700,937
     10,000   Ryland Group...............        371,700
      7,800   Skyline....................        212,082
      8,100   Technical Olympic USA*.....        123,760
     20,800   Willbros Group*............        215,904
                                           -------------
                                               6,721,013
                                           -------------
              CHEMICALS -- 1.9%
     27,900   A. Schulman................        483,507
      3,710   American Vanguard..........         74,942
      7,600   Bairnco....................         41,800
      2,600   Cytec Industries*..........         57,070
     41,700   Great Lakes Chemical.......      1,001,634
     20,400   Lubrizol...................        576,708
        900   MacDermid..................         17,955
     18,700   Minerals Technologies......        693,209
        700   Octel......................         13,223
     21,300   Sherwin-Williams...........        504,384
     90,800   USEC.......................        568,408
      7,100   Wellman....................         96,915
                                           -------------
                                               4,129,755
                                           -------------
              COMPUTER -- 0.0%
      3,800   Merge Technologies*........         15,694
      5,800   Tyler Technologies*........         25,520
                                           -------------
                                                  41,214
                                           -------------
              CONSTRUCTION
                MATERIALS -- 0.6%
      6,000   Ameron International.......        295,140
      3,900   Centex Construction
                Products.................        139,230
      1,500   Continental Materials*.....         40,350
     28,700   Lafarge North America......        831,439
        200   Lancaster Colony...........          8,424
                                           -------------
                                               1,314,583
                                           -------------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG VALUE LONG/SHORT EQUITY FUND (a)
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                       VALUE
-----------                                -------------
              COMMON STOCKS (CONTINUED)
              DEFENSE -- 0.3%
      3,700   Allied Research*...........  $      75,850
     12,300   Cubic......................        209,100
     23,100   Gencorp....................        232,386
      7,100   Integrated Defense
                Technology*..............        139,870
      2,400   Pemco Aviation Group*......         45,600
      3,300   Todd Shipyards*............         46,860
                                           -------------
                                                 749,666
                                           -------------
              DRUGS -- 2.5%
     51,800   Bausch & Lomb..............      1,718,206
     14,500   Cambrex....................        533,600
      3,300   E-Z-EM, Class B*...........         23,430
      9,200   Endo Pharmaceuticals
                Holdings*................         78,476
      5,600   Hi-Tech Pharmacal*.........         74,312
      6,450   Immucor*...................        104,813
     17,900   Meridian Bioscience........        104,178
     40,600   Mylan Laboratories.........      1,329,244
     14,000   Natures Sunshine...........        151,620
     49,600   NBTY*......................        643,808
     13,500   Nutraceutical
                International*...........        108,675
     48,900   Perrigo*...................        519,807
     18,800   Quidel*....................         84,036
      1,000   United-Guardian............          3,820
                                           -------------
                                               5,478,025
                                           -------------
              DURABLES -- 0.8%
     32,300   Harman International
                Industries...............      1,671,524
      4,515   Kaydon Corporation.........         90,481
     11,400   Rockford*..................         74,449
      2,500   Royal Appliance
                Manufacturing*...........          9,950
                                           -------------
                                               1,846,404
                                           -------------
              ELECTRIC UTILITIES -- 1.1%
      2,400   Avista.....................         26,880
     15,100   Central Vermont Public
                Service..................        266,213
      1,600   Maine Public Service.......         43,200
     26,900   Northeast Utilities........        454,610
     80,100   Pepco Holdings.............      1,597,995
        400   Vectren....................          8,800
                                           -------------
                                               2,397,698
                                           -------------
              FINANCIAL
                INVESTMENTS -- 0.3%
      4,600   California First National
                Bancorp..................         62,146
      5,600   Cherokee*..................         90,328
      1,100   Choice Hotels
                International*...........         25,421
      9,100   DVI*.......................         43,680
      9,600   Midas*.....................         48,000
      6,000   PICO Holdings*.............         66,000
     15,700   Royal Gold.................        299,399
      4,100   Willis Lease Finance*......         15,990
                                           -------------
                                                 650,964
                                           -------------
              FOOD -- 1.7%
     32,000   Bunge Limited..............        774,400
     15,000   Corn Products
                International............        431,250
        760   Farmer Brothers............        247,002

  SHARES                                       VALUE
-----------                                -------------
              COMMON STOCKS (CONTINUED)
              FOOD (CONTINUED)
     11,900   Flowers Foods*.............  $     270,487
      7,600   Fresh Del Monte Produce....        194,484
     11,200   Interstate Bakeries........        297,584
      4,100   John B. Sanfilippo &
                Son*.....................         26,650
     10,900   Midwest Grain Products.....         79,570
      3,400   National Beverage*.........         46,444
     90,300   Panamerican Beverages,
                Class A..................        856,044
     21,900   PepsiAmericas..............        310,980
      3,200   Sanderson Farms............         51,200
        600   Seaboard...................        129,000
                                           -------------
                                               3,715,095
                                           -------------
              HEALTH -- 2.8%
      4,200   Amsurg*....................        126,714
     48,600   Coventry Health Care*......      1,579,500
     11,600   Curative Health
                Services*................        125,860
     11,900   Health Net*................        255,255
    140,400   Humana*....................      1,740,960
      3,800   National Dentex Corp.*.....         68,742
      6,256   National Home Health
                Care*....................         57,555
      6,800   Nautilus Group*............        132,600
     10,900   PacifiCare Health
                Systems*.................        251,681
      6,200   Rehabilicare*..............         21,576
     28,700   Triad Hospitals*...........      1,089,165
     87,400   US Oncology*...............        708,814
      5,900   Usna Health Sciences*......         38,350
                                           -------------
                                               6,196,772
                                           -------------
              HOUSEHOLD -- 1.7%
      8,800   Alliance Gaming*...........        136,048
      2,600   American Biltrite..........         31,200
      1,900   American Locker Group*.....         19,475
      9,300   Bush Industries............         74,958
     81,300   Callaway Golf..............        845,520
      1,100   Chase......................         10,450
     26,000   Ethan Allen Interiors......        841,360
      5,000   Falcon Products*...........         20,750
     32,600   Helen of Troy*.............        371,640
      9,200   Johnson Outdoors, Class
                A*.......................         96,692
     32,800   Kimball International,
                Class B..................        453,296
        300   Knape & Vogt
                Manufacturing............          3,237
      8,600   La-Z-Boy...................        199,520
     12,200   Movado Group...............        198,250
      1,500   Myers Industries...........         18,795
      2,800   Rawlings Sporting Goods....         14,560
      4,000   Russ Berrie & Co. .........        120,040
      2,600   Southwall Technologies*....          6,084
      2,700   Stanley Furniture*.........         57,348
      1,600   Trans-Lux..................          7,792
     17,300   West Pharmaceutical
                Services.................        370,566
                                           -------------
                                               3,897,581
                                           -------------
              INSTRUMENTS -- 4.4%
      5,800   Alaris Medical*............         27,666
     12,200   American Medical Systems
                Holdings*................        253,150

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG VALUE LONG/SHORT EQUITY FUND (a)
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                       VALUE
-----------                                -------------
              COMMON STOCKS (CONTINUED)
              INSTRUMENTS (CONTINUED)
     10,800   Bio-Rad Laboratories, Class
                A*.......................  $     406,728
        100   BioLogic Systems*..........            379
        800   Checkpoint Systems*........          9,880
      7,350   CONMED*....................        148,103
     12,100   Datascope..................        327,426
     36,300   Edwards Lifesciences*......        928,917
      5,000   Esterline Technologies*....         83,200
     17,600   IDEXX Laboratories*........        544,685
     16,900   Invacare...................        578,825
     10,500   Invision Technologies*.....        336,105
      1,900   Invivo*....................         25,536
        300   Isco.......................          2,550
      2,100   Kewaunee Scientific........         19,614
      1,100   Lakeland Industries*.......          8,084
        900   Medstone International*....          2,988
     23,000   Mentor.....................        733,240
        100   Mesa Laboratories*.........            645
     11,000   Mine Safety Appliances.....        431,090
      5,900   Misonix*...................         30,084
     19,400   MTS Systems................        183,699
      6,960   New Brunswick
                Scientific*..............         38,210
     20,600   Ocular Sciences*...........        481,216
      8,400   Orthofix International*....        222,264
      5,100   OYO Geospace*..............         63,699
      4,300   Raven Industries...........        114,810
      9,300   Sola International*........         93,465
      1,800   Span-America Medical
                Systems..................         11,970
     60,700   STERIS*....................      1,512,037
      8,600   Sypris Solutions*..........         93,310
    109,900   Thermo Electron*...........      1,772,686
      3,700   Utah Medical Products*.....         59,459
      4,500   Vital Signs................        133,695
      9,300   Wright Medical Group*......        176,979
                                           -------------
                                               9,856,394
                                           -------------
              INSURANCE -- 2.9%
     16,600   American Financial Group...        382,132
      6,300   American Medical Security
                Group*...................         89,082
      3,200   American Physicians
                Capital*.................         53,952
      1,000   American Safety Insurance
                Group....................          7,740
     11,000   Delphi Financial Group,
                Class A..................        400,620
     48,090   Fidelity National
                Financial................      1,382,107
        500   Financial Industries.......          7,630
      9,000   Great American Financial
                Resources................        139,950
      4,900   LandAmerica Financial
                Group....................        161,161
     12,700   Mid Atlantic Medical
                Services*................        459,740
        200   Midland....................          3,366
      1,600   National Western Life
                Insurance, Class A*......        163,200
      3,100   NWH*.......................         36,518
      1,400   Nymagic....................         20,216
     24,800   Odyssey Re Holdings........        411,928
      7,000   Old Republic
                International............        198,660
      6,100   Proassurance*..............        103,090

  SHARES                                       VALUE
-----------                                -------------
              COMMON STOCKS (CONTINUED)
              INSURANCE (CONTINUED)
     13,700   Protective Life............  $     421,549
     15,500   PXRE Group.................        343,325
        500   Radian Group...............         16,330
        500   Selective Insurance
                Group....................         10,865
     14,800   Sierra Health Services*....        265,512
     15,800   Stewart Information
                Services*................        337,330
     52,400   UnumProvident..............      1,066,340
        300   Wesco Financial............         92,250
                                           -------------
                                               6,574,593
                                           -------------
              IT HARDWARE -- 2.3%
     60,100   3Com*......................        236,794
      4,300   Badger Meter...............        131,150
     19,700   Benchmark Electronics*.....        414,685
      7,700   Cobra Electronics*.........         48,125
      6,300   Comtech
                Telecommunications*......         44,415
      8,200   Diodes*....................         59,860
      1,700   Dupont Photomask*..........         38,726
      1,800   EMS Technologies*..........         18,468
        700   Espey Mfg. & Electronics...         13,125
     15,700   Fossil*....................        314,785
     54,700   Harris.....................      1,831,903
     11,200   Hologic*...................        109,760
     13,600   Imation*...................        385,288
     17,100   Inter-Tel..................        347,985
      3,200   K-Tron International*......         40,640
      3,200   Lifeline Systems*..........         70,400
        500   Methode Electronics, Class
                A........................          4,590
      9,100   Network Equipment
                Technologies*............         34,125
      1,800   Nortech Systems*...........         12,600
      6,100   Sparton*...................         50,935
      5,600   Standard Microsystems*.....         85,574
     40,000   Teledyne Technologies*.....        726,400
      3,300   Young Innovations*.........         88,506
                                           -------------
                                               5,108,839
                                           -------------
              LIQUOR & TOBACCO -- 0.2%
        600   Adolph Coors, Class B......         33,780
      7,200   Boston Beer Company, Class
                A*.......................        100,080
      8,500   Robert Mondavi, Class A*...        258,910
      5,000   Todhunter International*...         51,000
                                           -------------
                                                 443,770
                                           -------------
              MACHINERY -- 5.7%
     10,200   Ampco-Pittsburgh...........        100,062
      2,600   Ball.......................        131,014
      4,000   BHA Group Holdings, Class
                A........................         62,800
      2,400   Butler Manufacturing.......         51,840
      3,600   Cascade*...................         50,580
     32,800   Cummins....................        774,736
      1,000   Eastern Company............         12,250
     39,800   Energizer Holdings*........      1,209,920
     11,900   ESCO Technologies*.........        384,370
      1,300   Evans & Sutherland
                Computer*................          4,576

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG VALUE LONG/SHORT EQUITY FUND (a)
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                       VALUE
-----------                                -------------
              COMMON STOCKS (CONTINUED)
              MACHINERY (CONTINUED)
        850   Federal Screw Works........  $      35,318
      8,550   Graco......................        212,040
     16,280   Griffon*...................        173,382
        600   Hardinge...................          4,572
     44,400   Harsco.....................      1,207,236
      1,600   International Aluminum.....         27,760
     20,000   Lennox International.......        264,600
      5,700   Lincoln Electric
                Holdings.................        126,147
      1,400   Lufkin Industries..........         34,440
     15,900   MagneTek*..................         50,880
        900   Minuteman International....          8,559
     70,500   National-Oilwell*..........      1,366,290
      1,000   P & F Industries*..........          7,150
     15,800   Peabody Energy.............        402,900
      1,400   Peerless Mfg.*.............         11,746
      5,500   Pentair....................        204,435
      2,125   Q.E.P. Company*............          8,798
      8,800   Raytech*...................         53,592
    121,300   Rockwell Automation........      1,973,550
      2,500   Rofin-Sinar
                Technologies*............         15,750
     24,300   Snap-on....................        558,414
      7,200   SPS Technologies*..........        179,496
      5,000   Tecumseh Products, Class
                B........................        195,000
     25,100   Teleflex...................      1,144,058
     56,800   Timken.....................        951,400
     10,900   Toro.......................        613,125
      1,800   Twin Disc..................         23,400
      2,100   Water Pik Technologies*....         21,315
        800   York International.........         22,560
                                           -------------
                                              12,680,061
                                           -------------
              MEDIA -- 2.6%
      5,000   American Greetings, Class
                A........................         80,500
     14,100   Banta......................        500,550
      3,100   Belo, Class A..............         67,828
     26,700   Bowne & Co. ...............        267,000
      6,300   Ennis Business Forms.......         82,215
      1,500   Equity Marketing*..........         16,125
        875   Grey Global Group..........        516,250
     23,700   John H. Harland Company....        643,455
      7,800   Lee Enterprises, Inc. .....        256,308
      8,100   Media General, Class A.....        411,885
        300   Meredith...................         12,915
      5,600   Outlook Group*.............         31,360
        200   Playboy Enterprises, Class
                A*.......................          1,704
     37,100   Scholastic*................      1,657,628
      5,000   Standard Register..........        120,000
     16,200   The McClatchy..............        987,390
      7,000   Thomas Nelson*.............         61,600
                                           -------------
                                               5,714,713
                                           -------------
              METALS -- 0.9%
     26,100   Commercial Metals..........        467,712
      8,300   Gibraltar Steel............        184,758
     11,100   Intermet...................         53,391
      7,500   Mueller Industries*........        194,250
      2,700   Northwest Pipe*............         48,303
      6,600   Olympic Steel*.............         18,612

  SHARES                                       VALUE
-----------                                -------------
              COMMON STOCKS (CONTINUED)
              METALS (CONTINUED)
     35,200   Oregon Steel Mills*........  $     215,424
      7,200   Quanex.....................        249,840
     15,000   Reliance Steel &
                Aluminum.................        327,750
     15,800   Ryerson Tull...............        101,594
      5,100   Southern Peru Copper.......         69,921
      2,900   Steel Dynamics*............         37,961
      5,500   Steel Technologies.........         93,280
                                           -------------
                                               2,062,796
                                           -------------
              MISCELLANEOUS FINANCIAL --
                1.1%
      2,800   Affiliated Managers
                Group*...................        124,908
      1,000   First Albany Companies.....          6,090
     15,900   Friedman, Billings, Ramsey
                Group, Class A*..........        161,067
     16,600   Irwin Financial............        282,200
      6,900   John Nuveen, Class A.......        156,975
      5,700   Maxcor Financial Group*....         33,852
     20,300   New Century Financial......        475,020
        100   Northeast Pennsylvania
                Financial................          1,480
     36,400   Raymond James Financial....        985,348
      3,500   Stifel Financial...........         44,450
      1,700   Value Line.................         66,300
      6,500   World Acceptance*..........         51,480
        500   Ziegler Company............          7,575
                                           -------------
                                               2,396,745
                                           -------------
              OFFICE MACHINERY -- 1.2%
      1,400   Ciprico*...................          4,130
        300   Cognizant Tech
                Solutions*...............         17,241
     11,900   Coinstar*..................        306,782
      3,000   Global Imaging Systems
                Inc.*....................         56,640
     12,000   Hunt.......................        103,200
     40,300   Iomega*....................        430,807
      4,200   Metrologic Instruments*....         20,706
      3,600   Nam Tai Electronics........         63,720
     17,300   NCR*.......................        342,540
     10,600   PAR Technology*............         48,336
      7,900   Printronix*................         76,393
    101,600   Storage Technology*........      1,067,816
      5,000   Stratasys*.................         24,100
      2,100   Unova*.....................         10,332
                                           -------------
                                               2,572,743
                                           -------------
              OIL -- 2.6%
      8,900   Cabot Oil & Gas, Class A...        191,350
     29,900   Forest Oil*................        762,450
      7,600   Gulf Island Fabrication,
                Inc.*....................         89,376
     52,600   Newfield Exploration*......      1,766,834
      8,500   Penn Virginia..............        275,400
     19,900   Pogo Producing.............        677,794
     16,400   Remington Oil & Gas*.......        231,240
     30,300   Tom Brown*.................        693,870
     13,700   Vintage Petroleum..........        147,960
     46,100   XTO Energy.................        950,121
                                           -------------
                                               5,786,395
                                           -------------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG VALUE LONG/SHORT EQUITY FUND (a)
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                       VALUE
-----------                                -------------
              COMMON STOCKS (CONTINUED)
              OIL DISTRIBUTION -- 0.8%
     22,100   Comstock Resources*........  $     152,490
      7,600   Holly......................        129,048
      1,600   MarkWest Hydrocarbon*......          9,568
     35,300   ONEOK......................        667,170
      5,800   Quaker Chemical............        111,592
     17,800   Sunoco.....................        536,848
     13,400   TransMontaigne*............         66,732
                                           -------------
                                               1,673,448
                                           -------------
              OIL SERVICES -- 1.0%
      1,500   3TEC Energy Corporation*...         21,450
      3,300   GlobalSantaFe..............         73,755
        800   Helmerich & Payne..........         27,384
     11,300   Hydril*....................        281,144
      2,700   Matrix Service*............         18,900
      7,400   NATCO Group, Class A*......         55,722
     29,600   Oceaneering
                International*...........        753,320
     17,500   Oil States
                International*...........        175,000
     17,800   Petroleum Development*.....         90,780
     10,445   Resource America, Class
                A........................         83,560
     17,400   TETRA Technologies*........        350,610
     10,900   Torch Offshore*............         56,135
     26,700   Veritas DGC*...............        288,627
                                           -------------
                                               2,276,387
                                           -------------
              OTHER UTILITIES -- 1.0%
      6,600   Chesapeake Utilities.......        124,476
      1,000   Great Northern Iron Ore....         62,750
     21,500   Headwaters*................        297,130
     29,800   National Fuel Gas..........        592,126
     33,200   Noble Energy...............      1,127,804
                                           -------------
                                               2,204,286
                                           -------------
              PAPER -- 1.4%
      3,400   American Woodmark..........        172,516
      5,800   Baltek*....................         47,850
        400   Bemis Co. .................         19,760
     37,800   Boise Cascade..............        861,840
      1,000   Carmel Container
                Systems*.................          4,350
        100   CSS Industries*............          3,606
      4,100   DSG International*.........          6,765
        700   Glatfelter.................          8,085
      2,000   Greif Brothers, Class A....         49,000
     33,200   John Wiley & Sons..........        730,732
     12,100   Longview Fibre.............         83,974
     12,000   Lydall*....................        141,600
      4,400   Nashua*....................         30,536
      4,300   Rock-Tenn, Class A.........         66,306
     30,000   Sonoco Products............        639,300
      6,500   Universal Forest
                Products.................        122,330
     13,600   Wausau-Mosinee Paper.......        125,256
                                           -------------
                                               3,113,806
                                           -------------
              REAL ESTATE ASSETS -- 1.8%
      4,500   AMREP*.....................         36,720
     40,100   Catellus Development*......        739,845
    168,900   Host Marriott..............      1,567,392
      8,600   Insignia Financial
                Group*...................         67,510
      1,200   Intergroup*................         16,797

  SHARES                                       VALUE
-----------                                -------------
              COMMON STOCKS (CONTINUED)
              REAL ESTATE ASSETS
                (CONTINUED)
      2,700   J.W. Mays*.................  $      34,830
     35,300   Jones Lang LaSalle*........        725,768
      1,800   LNR Property...............         60,030
     37,900   Meridian Gold*.............        693,570
      1,400   Patriot Transportation
                Holding*.................         29,890
        600   Tarragon Realty
                Investors*...............          8,993
                                           -------------
                                               3,981,345
                                           -------------
              REAL ESTATE INVESTMENT
                TRUSTS -- 0.9%
        600   Amli Residential Properties
                Trust....................         13,248
        800   Brandywine Realty Trust....         18,040
     10,000   CBL & Associates
                Properties...............        387,500
      6,600   ElderTrust*................         48,510
      4,400   Highwoods Properties.......        102,960
     36,400   iStar Financial............      1,016,288
     13,700   Prentiss Properties
                Trust....................        396,478
        500   Urstadt Biddle
                Properties...............          5,725
                                           -------------
                                               1,988,749
                                           -------------
              RETAIL -- 5.8%
     13,300   Aaron Rents................        305,900
     39,000   AnnTaylor Stores*..........        898,170
     10,600   Applied Industrial
                Technology...............        179,670
     15,100   AutoNation*................        173,952
      6,500   Bandag.....................        198,250
     49,600   Big Lots*..................        785,168
      2,100   Blair......................         42,945
     46,000   Borders Group*.............        726,800
     17,300   Burlington Coat Factory
                Warehouse................        311,400
      8,200   Cash America
                International............         67,158
    109,900   Charming Shoppes*..........        741,825
     77,100   Chico's FAS*...............      1,228,203
      8,200   Christopher & Banks*.......        205,984
      8,000   Claire's Stores............        174,400
      5,100   Delta Apparel..............         71,502
     10,400   Dress Barn*................        161,824
     17,100   Finish Line, Class A*......        154,242
      1,000   Foodarama Supermarkets*....         29,250
    149,300   Foot Locker*...............      1,491,506
     15,000   Friedman's, Class A........        116,700
      8,400   Gadzooks*..................         47,460
      7,700   Gart Sports Co.*...........        145,299
      2,200   Ikon Office Solutions......         17,336
     12,800   Insurance Auto Auctions*...        193,421
     23,400   Intertan*..................        163,332
      3,400   Jos. A. Bank Clothiers*....         60,894
     17,900   Linens 'n Things*..........        328,823
     10,300   Longs Drug Stores..........        237,827
     24,500   Neiman Marcus Group, Class
                A*.......................        643,125
      6,900   PETsMart*..................        122,889
      8,300   REX Stores*................         85,490
     26,400   Ross Stores................        940,896
      4,500   Ruddick....................         68,355
        300   S&K Famous Brands*.........          3,492

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG VALUE LONG/SHORT EQUITY FUND (a)
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                       VALUE
-----------                                -------------
              COMMON STOCKS (CONTINUED)
              RETAIL (CONTINUED)
      8,300   Sharper Image*.............  $     158,696
     10,600   ShopKo Stores*.............        138,436
      4,400   Sport Chalet*..............         30,584
     26,300   Stein Mart*................        153,592
      9,800   Steven Madden Ltd,*........        141,120
     21,900   TBC*.......................        227,103
     15,800   Tractor Supply*............        502,124
     14,200   Trans World
                Entertainment*...........         44,730
      6,200   United Retail Group*.......         29,450
      2,700   Village Supermarket, Class
                A*.......................         64,125
     12,100   West Marine*...............        153,791
      9,300   Zale*......................        280,488
                                           -------------
                                              13,047,727
                                           -------------
              SERVICES -- 9.9%
      6,050   Acxiom*....................         85,789
      2,900   Almost Family*.............         20,735
        600   Ambassadors Groups*........          8,832
      8,400   Angelica...................        180,516
      8,450   Apollo Group, Class A*.....        366,984
      4,400   BioReliance*...............         91,608
      7,600   BioSource International*...         45,744
     26,100   Career Education*..........      1,253,009
     12,100   CDI*.......................        316,415
     23,000   Central Parking............        463,220
     47,400   Corinthian Colleges*.......      1,788,875
      3,700   Cornell Companies*.........         29,415
      6,100   CPI........................         83,875
     46,500   Deluxe.....................      2,095,289
      2,200   Ecology and Environment,
                Class A..................         20,350
      9,500   Eplus*.....................         61,750
      5,250   eResearch Technology*......         96,863
      9,200   Exponent*..................        116,048
        400   Fidelity National
                Information Solutions*...          6,116
     39,000   First American.............        796,770
        100   First Consulting Group*....            542
     16,100   G & K Services, Class A....        544,985
      3,200   H.T.E.*....................         11,520
      6,500   Healthcare Services
                Group*...................         88,660
      2,900   Healthtronics Surgical
                Services*................         24,273
        300   Hoovers*...................          1,506
      4,300   Horizon Health*............         45,580
      5,000   IDX Systems*...............         62,050
      1,900   Imperial Parking*..........         41,990
     12,700   Information Resources*.....         47,117
      5,400   Integrity Medica*..........         26,946
     28,100   Interactive Data
                Corporation*.............        344,225
      9,900   Kelly Services, Class A....        214,533
      7,400   Kendle International*......         49,580
     10,600   Keystone Automotive
                Industries*..............        174,900
     20,100   Kroll*.....................        398,583
     42,200   Labor Ready*...............        266,704
     34,400   Mandalay Resort Group*.....      1,154,120
     50,900   Manpower...................      1,493,406

  SHARES                                       VALUE
-----------                                -------------
              COMMON STOCKS (CONTINUED)
              SERVICES (CONTINUED)
      9,800   Medcath*...................  $     110,740
      4,000   Mediware Information
                Systems*.................         30,720
      5,400   Michael Baker*.............         55,620
      7,000   Monro Muffler Brake*.......        125,020
        800   Moore Medical*.............          5,360
      9,200   NCO Group*.................        104,788
      8,300   New England Business
                Services.................        175,545
     64,100   Omnicare...................      1,353,792
      5,100   Opinion Research*..........         24,735
     30,700   PAREXEL International*.....        260,950
     13,600   Pegasus Systems*...........        143,480
     64,500   Pittston Brink's Group.....      1,444,800
    106,300   Quintiles Transnational*...      1,010,913
     45,600   Regis......................      1,290,024
      3,000   Sensytech*.................         27,030
     13,900   SPSS*......................        160,823
      4,100   Sylvan Learning Systems*...         56,088
     14,600   Techteam Global*...........        100,010
      1,800   TeleTech Holdings*.........         11,250
     17,100   Tier Technologies, Class
                B*.......................        323,532
      8,400   Trover Solutions*..........         33,684
     29,300   Unisys*....................        205,100
     97,800   Varco International*.......      1,654,776
     22,500   VCA Antech*................        277,650
     29,400   VitalWorks*................        213,738
      8,200   Wackenhut Corrections*.....         92,988
                                           -------------
                                              22,212,579
                                           -------------
              SOAPS & COSMETICS -- 0.3%
     13,800   Church & Dwight............        457,470
      5,400   CPAC.......................         30,240
      4,000   Del Laboratories*..........         72,320
     12,300   Inter Parfums..............         82,189
        800   Stepan.....................         21,480
                                           -------------
                                                 663,699
                                           -------------
              SOFTWARE -- 3.2%
     46,800   Activision*................      1,119,924
      5,600   Alliance Data Systems*.....         84,840
     14,800   American Management
                Systems*.................        188,404
      8,400   CIBER*.....................         48,804
      3,800   Concerto Software*.........         22,500
      7,300   DocuCorp International*....         78,986
      2,900   Dynamics Research*.........         42,282
      7,900   Elite Information Group*...         54,984
      6,450   Group 1 Software*..........         90,300
     64,100   GTECH Holdings*............      1,590,962
     16,800   Hyperion Solutions*........        308,280
     44,300   Intergraph*................        757,087
      4,300   JDA Software Group*........         30,057
      2,600   Micros Systems*............         60,294
      1,600   Neoware Systems*...........         22,480
      3,800   Progress Software*.........         45,980
      3,600   Prophet 21*................         43,200
      6,000   Quality Systems*...........        101,400

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG VALUE LONG/SHORT EQUITY FUND (a)
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                       VALUE
-----------                                -------------
              COMMON STOCKS (CONTINUED)
              SOFTWARE (CONTINUED)
      9,700   SS&C Technologies*.........  $      77,115
     88,100   Sybase*....................      1,023,722
     12,100   Sykes Enterprises*.........         50,941
     40,100   Systems & Computer
                Technology*..............        280,700
     35,000   Take-Two Interactive
                Software*................      1,015,000
      1,200   Timberline Software
                Company..................          5,748
      3,200   TSR*.......................         14,816
                                           -------------
                                               7,158,806
                                           -------------
              TELEPHONE -- 0.0%
      4,100   Atlantic Tele-Network......         58,630
        300   D&E Communication..........          3,000
      2,100   Hector Communications*.....         19,215
                                           -------------
                                                  80,845
                                           -------------
              TEXTILES -- 1.3%
     17,100   Coach*.....................        437,760
      9,100   G-III Apparel Group*.......         54,691
     31,400   Liz Claiborne..............        783,430
      8,100   Oxford Industries..........        177,390
     28,900   Phillips-Van Heusen........        364,140
     15,300   Quaker Fabric*.............         96,237
     16,600   Quiksilver*................        374,994
      6,700   Russell....................        100,433
      5,500   Saucony, Class A*..........         34,403
     41,900   Stride Rite................        331,429
      4,700   Tandy Brands
                Accessories*.............         41,595
      8,700   Tommy Hilfiger*............         81,345
                                           -------------
                                               2,877,847
                                           -------------
              TRANSPORTATION -- 2.4%
      9,500   AirNet Systems*............         43,700
     19,200   Alexander & Baldwin........        427,200
      1,000   C2*........................          7,625
      4,600   Covenant Transport, Class
                A*.......................         80,500
     20,400   Frontline..................         81,396
     48,700   General Maritime*..........        306,810
     30,900   J.B. Hunt Transport
                Services*................        727,695
     13,500   Kirby*.....................        305,370
      5,000   Landstar System*...........        245,125
      8,700   Marten Transport*..........        165,300
      8,600   Offshore Logistics*........        154,456
      5,700   Old Dominion Freight
                Line*....................        105,279
      5,700   P.A.M. Transportation
                Services*................        108,756
     62,500   Ryder System...............      1,558,125
      6,300   SEACOR SMIT*...............        258,237
      7,400   U.S. Xpress Enterprises,
                Class A*.................         72,372
     18,900   USFreightways..............        542,052
      7,700   Yellow*....................        227,212
                                           -------------
                                               5,417,210
                                           -------------

  SHARES                                       VALUE
-----------                                -------------
              COMMON STOCKS (CONTINUED)
              TRAVEL/ENTERTAINMENT -- 2.5%
     20,500   Aztar*.....................  $     270,805
        200   Bob Evans Farms............          4,740
     94,800   Brunswick..................      1,994,592
     19,500   CBRL Group.................        444,990
      4,500   Champps Entertainment
                Inc*.....................         35,235
     15,200   Dollar Thrifty Automotive
                Group*...................        243,960
      1,900   Garden Fresh Restaurant*...         17,976
     21,600   Jack In the Box*...........        492,480
      1,500   Kerzner International*.....         34,500
      8,600   Marcus.....................        112,660
        900   Max & Erma's
                Restaurants*.............         12,312
      7,000   O'Charleys*................        131,187
      5,300   Orient Express Hotels
                Ltd -- A*................         72,451
     10,300   Outback Steakhouse*........        283,044
      5,800   Papa John's
                International*...........        168,954
     55,900   Prime Hospitality*.........        458,380
     21,300   Rare Hospitality
                International*...........        498,846
      6,300   RUBIO'S Restaurants*.......         43,281
      3,100   Schlotzsky's*..............         12,059
      3,300   Sonesta International
                Hotels, Class A..........         15,708
      5,400   Wendy's International......        178,794
     17,400   WestCoast Hospitality*.....         98,310
                                           -------------
                                               5,625,264
                                           -------------
              WHOLESALE -- 1.8%
      5,750   Aceto......................         52,675
        800   Acuity Brands..............          9,808
     19,900   Airgas*....................        261,287
      1,600   AMCON Distributing.........          8,320
      1,800   Central Garden & Pet*......         30,798
      5,800   Daisytek International*....         75,400
      1,100   FinishMaster*..............         11,165
      6,000   Gentiva Health Services....         49,620
     23,500   Handleman*.................        215,025
     28,900   Henry Schein*..............      1,524,475
     32,600   Hughes Supply..............        949,964
      9,500   Huttig Building
                Products*................         32,205
     25,100   Nautica Enterprises*.......        261,040
        700   Noland.....................         18,305
      1,200   Pomeroy Computer
                Resources*...............         11,832
        400   Schnitzer Steel
                Industries...............          7,240
        900   SCP Pool*..................         24,669
      6,100   TESSCO Technologies*.......         58,743
     18,400   United Natural Foods*......        423,752
        600   Watsco, Class B............          8,400
                                           -------------
                                               4,034,723
                                           -------------
              TOTAL COMMON STOCKS........    178,918,129
                                           -------------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG VALUE LONG/SHORT EQUITY FUND (a)
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL                                     VALUE
-----------                                -------------
              REPURCHASE AGREEMENT -- 19.1%
$42,471,354   Bear Stearns, dated
                09/30/02, due 10/01/02 at
                1.88% with a maturity
                value of $42,473,537
                (Fully collateralized by
                U.S. Treasury Bond)......  $  42,471,354
                                           -------------
              TOTAL REPURCHASE
                AGREEMENT................     42,471,354
                                           -------------
              TOTAL INVESTMENTS
                (COST $225,772,419) (b)
                -- 99.3%.................    221,389,483
              OTHER ASSETS IN EXCESS OF
                LIABILITIES -- 0.7%......      1,497,871
                                           -------------
              NET ASSETS -- 100.0%.......  $ 222,887,354
                                           =============

---------------

*  Non-income producing security.

(a) Formerly known as Value Market Neutral Fund.

(b) Represents cost for financial reporting purposes and differs from value by net unrealized depreciation as follows:

   Unrealized appreciation...............  $ 11,007.585
   Unrealized depreciation...............   (15,390.521)
                                           ------------
   Net unrealized depreciation...........  $ (4,382,936)
                                           ============

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG VALUE LONG/SHORT EQUITY FUND (a)
SCHEDULE OF SECURITIES SOLD SHORT -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                        VALUE
-------                                    ------------
          COMMON STOCKS -- 78.7%
          AIRLINES -- 0.5%
 12,800   AirTran Holdings*..............  $     39,808
  9,600   Atlantic Coast Airlines
            Holdings*....................        88,800
 23,200   Frontier Airlines*.............       113,216
 64,000   Northwest Airlines Corp. Class
            A*...........................       427,520
 29,700   SkyWest........................       389,070
                                           ------------
                                              1,058,414
                                           ------------
          AUTOS -- 1.2%
 91,900   Dana...........................     1,202,052
 56,800   Gentex*........................     1,544,392
  6,800   IMPCO Technologies*............        24,480
    300   Monaco Coach*..................         6,009
                                           ------------
                                              2,776,933
                                           ------------
          BANKING -- 0.9%
 17,100   Bay View Capital*..............        96,957
    700   Integra Bank...................        12,614
 46,700   Investors Financial Services...     1,264,169
  8,800   National Processing*...........       149,512
 51,200   Net.B@nk*......................       532,992
                                           ------------
                                              2,056,244
                                           ------------
          BIOTECHNOLOGY -- 0.9%
  9,200   Aphton*........................        20,608
  3,700   Biogen*........................       108,299
  9,200   Embrex*........................       102,120
  5,400   Human Genome Sciences*.........        65,124
  2,800   Myriad Genetics*...............        44,352
  3,800   NaPro BioTherapeutics*.........         4,256
  7,400   North American Scientific*.....        56,462
 20,700   Regeneron Pharmaceutical*......       279,450
 14,100   SuperGen*......................        24,393
 31,700   Tanox Incorporated*............       332,850
 25,800   Techne*........................       845,982
    900   Telik*.........................        11,142
                                           ------------
                                              1,895,038
                                           ------------
          BUILDING -- 0.2%
 21,000   Insituform Technologies, Class
            A*...........................       301,329
  5,700   Palm Harbor Homes*.............        66,183
                                           ------------
                                                367,512
                                           ------------
          CELLULAR -- 0.0%
 17,400   Centennial Communications*.....        50,460
    400   Telephone and Data Systems.....        20,180
                                           ------------
                                                 70,640
                                           ------------
          CHEMICALS -- 2.2%
  3,000   Alcide*........................        47,907
  3,000   BioSphere Medical*.............         9,270
 70,000   Cabot..........................     1,470,000
  9,300   Cabot Microelectronics*........       346,332
 90,000   IMC Global.....................     1,084,500
  3,300   LESCO*.........................        33,495
 97,100   Lyondell Chemical..............     1,159,374
 59,800   Millennium Chemicals...........       590,824
  8,700   Penwest Pharmaceuticals*.......        72,471
                                           ------------
                                              4,814,173
                                           ------------

SHARES                                        VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          COMPUTER -- 0.3%
  5,300   3D Systems Corporation*........  $     34,874
  4,200   Foundry Networks*..............        23,016
 11,900   Hall, Kinion & Associates*.....        71,400
 12,300   Manhattan Associates*..........       166,296
  6,500   Qualstar Corporation*..........        33,735
 56,100   Red Hat*.......................       266,475
  1,700   TransAct Technologies*.........         8,585
                                           ------------
                                                604,381
                                           ------------
          CONSTRUCTION MATERIALS -- 0.4%
    100   Ceradyne*......................           600
  8,200   CoorsTek*......................       123,000
 35,200   Crompton.......................       353,760
 21,400   Elkcorp........................       365,298
    400   Nanophase Technologies*........         1,756
                                           ------------
                                                844,414
                                           ------------
          DEFENSE -- 0.1%
  8,300   EDO............................       186,003
  1,300   HEICO..........................        14,716
  2,600   Innovative Solutions &
            Support*.....................        19,994
  5,700   Kvh Industries*................        35,511
                                           ------------
                                                256,224
                                           ------------
          DRUGS -- 4.9%
 24,000   Adolor Corporation*............       336,480
 23,200   Alexion Pharmaceuticals*.......       268,888
 34,900   Alkermes*......................       275,361
 48,800   Amylin Pharmaceuticals*........       811,056
 20,800   Array Biopharma*...............       162,032
 18,000   AtheroGenics*..................       112,680
  7,900   Atrix Labs*....................       116,920
 23,100   Avigen*........................       183,183
  1,900   Biosite Diagnostics*...........        55,081
  6,600   Bone Care International*.......        38,148
  1,600   Cellegy Pharmaceuticals*.......         3,392
 15,400   Cephalon*......................       628,628
  5,900   Cerus*.........................        98,353
  9,500   Cima Labs*.....................       238,925
 13,200   Columbia Laboratories*.........        59,400
  2,200   Cubist Pharmaceuticals*........        11,242
 30,700   CV Therapeutics*...............       641,937
    900   DepoMed*.......................         2,205
 13,600   Durect*........................        42,160
  8,300   Emisphere Technologies*........        24,568
  9,035   Enzo Biochem*..................       129,201
  2,000   Esperion Therapeutics*.........        11,440
    400   Guilford Pharmaceuticals*......         1,936
  9,200   Impax Laboratories*............        44,712
 61,500   Isis Pharmaceuticals*..........       606,390
 27,200   IVAX*..........................       333,744
  4,400   Kos Pharmaceuticals*...........        49,276
 14,100   Martek Biosciences*............       230,958
  6,600   Medical Company*...............        72,455
  9,100   Neose Technologies*............        70,616
 24,100   Neurocrine Biosciences*........       988,100
  1,800   Neurogen*......................        14,454
 31,300   NPS Pharmaceuticals*...........       643,778
  7,200   Onyx Pharmaceuticals*..........        30,816

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG VALUE LONG/SHORT EQUITY FUND (a)
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                        VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          DRUGS (CONTINUED)
    200   Orphan Medical*................  $      1,560
 16,600   Pain Therapeutics*.............        65,902
 10,000   POZEN*.........................        50,700
  6,800   Salix Pharmaceuticals*.........        57,392
 53,900   Sepracor*......................       282,436
 36,200   SICOR*.........................       550,602
 10,400   Synaptic Pharmaceutical*.......        51,376
 10,900   Taro Pharmaceutical
            Industries*..................       367,875
 21,800   Transkaryotic Therapies*.......       711,072
 50,200   Tularik*.......................       343,870
 18,600   United Therapeutics*...........       305,970
  2,700   Versicor*......................        23,004
 40,100   Vertex Pharmaceuticals*........       741,449
 10,200   Vical*.........................        23,562
                                           ------------
                                             10,915,285
                                           ------------
          DURABLES -- 0.0%
  9,000   National R.V. Holdings*........        55,350
  4,600   Universal Electronics*.........        41,170
                                           ------------
                                                 96,520
                                           ------------
          ELECTRIC UTILITIES -- 3.0%
    800   Black Hills....................        20,952
173,100   CMS Energy.....................     1,395,186
122,800   DPL............................     2,020,060
 39,800   PPL............................     1,295,092
128,100   TECO Energy....................     2,034,228
                                           ------------
                                              6,765,518
                                           ------------
          FINANCIAL INVESTMENTS -- 1.8%
  2,600   4Kids Entertainment*...........        61,698
 10,700   American Home Mortgage
            Holdings.....................       118,021
 19,700   BARRA*.........................       538,204
  1,400   IGEN International*............        41,832
 58,400   InterDigital Communications*...       508,080
 55,300   Investment Technology Group*...     1,618,078
 38,900   Macrovision*...................       475,747
 35,700   Rambus*........................       154,938
 15,900   SurModics*.....................       505,143
                                           ------------
                                              4,021,741
                                           ------------
          FOOD -- 1.5%
 18,500   Cadiz*.........................        55,500
  2,000   Cagle's*.......................        15,500
 23,100   Charles River Laboratories*....       906,675
 33,000   Chiquita Brands
            International*...............       509,850
 25,500   Delta & Pine Land..............       477,870
  1,600   Galaxy Nutritional*............         5,024
    100   Griffin Land & Nurseries*......         1,340
 24,400   Hain Celestial Group*..........       357,460
  3,800   Matrixx Initiatives*...........        37,050
  6,200   Tejon Ranch*...................       151,218
 30,697   Tootsie Roll Industries........       912,315
                                           ------------
                                              3,429,802
                                           ------------
          HEALTH -- 2.5%
 28,800   Alliance Imaging*..............       344,448
 16,300   Amn Healthcare Services*.......       301,550

SHARES                                        VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          HEALTH (CONTINUED)
    300   Daxor*.........................  $      4,560
 10,000   Dianon Systems*................       473,100
 15,500   Kosan Biosciences*.............       101,370
 46,000   LifePoint Hospitals*...........     1,434,648
 62,600   Manor Care*....................     1,407,248
 23,300   Maxygen*.......................       144,693
 14,100   Odyssey Healthcare*............       422,295
  1,100   Pediatric Services of
            America*.....................         5,940
 27,800   Province Healthcare*...........       476,770
  4,200   RehabCare Group*...............        97,146
  6,900   Res -- Care*...................        34,224
  9,900   Rita Medical Systems*..........        43,451
  8,500   Select Medical*................       121,550
  5,000   Specialty Laboratories*........        45,950
  2,600   U.S. Physical Therapy
            Incorporated*................        27,430
  5,400   Women First Healthcare*........        25,272
                                           ------------
                                              5,511,645
                                           ------------
          HOUSEHOLD -- 1.2%
    700   AEP Industries*................        18,921
 33,500   Boyds Collection*..............       215,740
  7,200   Daktronics*....................        69,048
 78,500   Herman Miller..................     1,394,160
    200   National Presto Industries.....         5,776
  6,000   Quixote........................       110,700
    400   Research Frontiers*............         3,584
    400   Rogers*........................         9,340
    800   Spartech.......................        16,928
 36,900   Thomas & Betts*................       519,921
 20,300   WMS Industries*................       286,230
                                           ------------
                                              2,650,348
                                           ------------
          INSTRUMENTS -- 4.3%
  1,600   Aksys*.........................         8,976
 93,900   Applera Corporation -- Applied
            Biosystems Group.............     1,718,370
 13,800   Aradigm*.......................        28,980
 18,900   ArthroCare*....................       229,068
  9,700   Aspect Medical Systems*........        28,130
  4,000   Bei Technologies
            Incorporated.................        44,000
 16,100   Ciphergen Biosystems*..........        48,300
  5,101   Closure Medical*...............        56,927
 38,200   Cognex*........................       531,362
 18,200   Conceptus*.....................       278,460
 26,500   Cyberonics*....................       456,065
  5,100   Diametrics Medical*............        11,475
 14,200   Dionex*........................       362,952
  7,700   Dj Orthopedics*................        29,414
  2,400   Endocardial Solutions*.........         7,752
  4,100   Endocare*......................        58,671
  6,200   Epix Medical*..................        28,086
 13,800   Illumina*......................        47,472
 21,300   Integra LifeSciences
            Holdings*....................       338,457
  3,800   Intuitive Surgical
            Incorporated*................        30,362
 19,500   Ixia*..........................        79,950
  4,100   Keithley Instruments...........        49,815
 58,700   Millipore......................     1,866,073

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG VALUE LONG/SHORT EQUITY FUND (a)
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                        VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          INSTRUMENTS (CONTINUED)
 11,000   Orasure Technologies*..........  $     48,829
  9,600   PharmaNetics*..................        46,944
 11,200   Possis Medical*................       114,352
  8,100   Q Med*.........................        56,619
    800   ResMed*........................        22,880
  2,200   Therasense*....................        30,712
    400   Transgenomic*..................         1,525
  5,400   TriPath Imaging*...............        12,150
  4,900   Urologix*......................        22,344
 59,800   UTStarcom*.....................       913,146
 79,300   Waters*........................     1,923,025
                                           ------------
                                              9,531,643
                                           ------------
          INSURANCE -- 2.7%
 30,300   21st Century Insurance Group...       312,393
 85,500   Arthur J. Gallagher & Co. .....     2,107,575
 67,600   First Health Group*............     1,833,312
 20,600   Horace Mann Educators..........       302,820
 22,200   Leucadia National..............       754,800
 19,300   MIM*...........................       182,385
 11,800   NDCHealth......................       183,490
 24,400   Presidential Life..............       351,360
  2,800   Unico American.................        10,976
                                           ------------
                                              6,039,111
                                           ------------
          IT HARDWARE -- 5.7%
 45,600   02MICRO International LTD.*....       359,328
 24,200   ADTRAN*........................       377,520
 11,200   Advanced Energy Industries*....        99,680
 46,600   Advanced Fibre
            Communications*..............       618,382
 39,800   Altera*........................       345,066
 21,300   Amphenol, Class A*.............       660,300
 20,800   Anaren Microwave*..............       170,976
 52,300   Apogent Technologies*..........       975,918
  9,000   ATMI*..........................       126,900
  1,900   August Technology*.............         8,550
  4,500   AVX............................        38,970
 43,400   Beckman Coulter................     1,679,581
  4,800   Bel Fuse, Class A*.............        87,648
  1,100   California Micro Devices*......         4,895
  4,900   Catapult Communications*.......        47,775
  5,900   CyberOptics*...................        10,266
  8,700   DSP Group*.....................       139,713
  4,000   DuraSwitch Industries*.........        10,000
 12,000   Energy Conversion Devices*.....       130,200
    300   Entegris*......................         2,331
 25,600   Exar*..........................       295,680
 30,100   Helix Technology...............       290,465
  3,900   Insignia Systems*..............        32,175
  7,600   Integrated Circuit Systems*....       119,320
  5,300   Jabil Circuit*.................        78,334
 30,900   KEMET*.........................       264,195
  7,500   Kensey Nash*...................       112,815
 10,600   Kopin*.........................        36,888
  4,900   Meade Instruments*.............        15,288
 11,696   Micrel*........................        72,047
 10,700   Microchip Technology*..........       218,815
 18,800   Monolithic System
            Technology*..................       188,000

SHARES                                        VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          IT HARDWARE (CONTINUED)
  3,900   Omnivision Technologies*.......  $     25,701
  6,200   Parlex*........................        73,160
 21,400   Pericom Semiconductor*.........       184,468
  5,050   Planar Systems*................        80,497
 41,800   Plantronics*...................       681,340
 19,000   Plexus*........................       175,750
  7,300   Polycom*.......................        49,567
 14,900   Power Integrations*............       181,631
 39,700   Qlogic*........................     1,033,788
 18,900   RF Micro Devices*..............       113,400
  6,400   Rudolph Technologies*..........        65,856
  3,400   SafeNet*.......................        55,216
 57,200   Semtech*.......................       554,840
 18,700   Silicon Image*.................        76,483
  1,400   Siliconix*.....................        24,878
 21,100   Simpletech*....................        44,943
  5,400   Spectrum Control*..............        26,352
  5,100   Supertex*......................        53,040
 46,500   Technitrol.....................       695,175
 48,600   Teradyne*......................       466,560
  7,600   Vicor*.........................        54,340
 12,300   Virage Logic*..................       115,989
  1,500   Xeta*..........................         2,925
  1,000   Xicor*.........................         3,610
                                           ------------
                                             12,457,530
                                           ------------
          MACHINERY -- 1.9%
 11,000   A.S.V.*........................        88,000
 64,767   American Power Conversion*.....       619,173
  8,000   Axcelis Technologies*..........        39,040
  2,300   Columbus Mckinnon Corp. N.Y....        12,098
 25,500   Electro Scientific
            Industries*..................       378,165
  5,400   Excel Technology*..............       101,574
 14,373   FuelCell Energy*...............        90,550
 18,300   Intermagnetics General*........       312,381
  7,700   Littlefuse*....................       129,514
 46,900   Mettler-Toledo
            International*...............     1,219,399
  7,000   Pall...........................       110,530
  1,400   Quipp*.........................        12,894
 83,300   Tower Automotive*..............       558,110
  5,800   TransTechnology*...............        78,300
 16,300   Wilson Greatbatch
            Technologies*................       453,140
                                           ------------
                                              4,202,868
                                           ------------
          MEDIA -- 3.0%
  2,000   Beasley Broadcast Group*.......        25,120
 34,100   Catalina Marketing*............       957,528
  7,600   Consolidated Graphics*.........       133,380
 10,900   Entercom Communications*.......       516,333
 19,200   Entravision Communications,
            Class A*.....................       254,400
    600   Golden Telecom*................         7,230
 23,500   Journal Register*..............       442,975
 63,900   Lamar Advertising*.............     1,939,365
 35,700   Metro-Goldwyn-Mayer*...........       426,615
 12,700   Paxson Communications*.........        27,940
  4,500   Pixar*.........................       216,450
  2,000   Private Media Group*...........         4,720

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG VALUE LONG/SHORT EQUITY FUND (a)
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                        VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          MEDIA (CONTINUED)
 37,100   R. H. Donnelley*...............  $    964,600
  8,200   Salem Communications, Class
            A*...........................       183,844
  8,700   Spectralink*...................        49,503
 34,500   Wallace Computer Services......       608,925
  1,200   World Wrestling Federation
            Entertainment*...............        10,044
                                           ------------
                                              6,768,972
                                           ------------
          METALS -- 1.3%
  8,400   Andrew*........................        55,020
  6,000   Castle and CO..................        40,500
  7,200   Century Aluminum...............        50,112
 58,500   CommScope*.....................       396,630
 26,100   Lone Star Technologies*........       309,285
 25,100   Maverick Tube*.................       222,637
  1,100   MAXXAM*........................         8,140
 31,500   Steelcase Inc Class A..........       329,805
  1,000   Tremont........................        32,010
133,200   United States Steel............     1,546,452
                                           ------------
                                              2,990,591
                                           ------------
          MISCELLANEOUS FINANCIAL -- 2.7%
    100   Atalanta Sosnoff Capital.......           900
    700   BlackRock*.....................        28,994
  3,400   CompuCredit*...................        18,020
  8,500   Eaton Vance....................       234,940
 11,800   Euronet Worldwide*.............        59,354
    800   Garmin Ltd*....................        14,840
    400   Inforte*.......................         2,048
 62,100   LaBranche & Co.*...............     1,257,525
 61,800   Neuberger Berman...............     1,665,510
 45,900   SEI Investments................     1,096,092
 88,000   Waddell & Reed Financial.......     1,554,080
  2,400   Wellsford Real Properties*.....        41,280
                                           ------------
                                              5,973,583
                                           ------------
          OFFICE MACHINERY -- 1.5%
 82,200   Brocade Communications
            Systems*.....................        18,966
  6,000   Drexler Technology*............        87,240
 10,300   Echelon*.......................        89,610
 52,300   Electronics for Imaging*.......       780,316
 10,500   InFocus*.......................        80,010
 13,500   Kronos*........................       332,505
  1,700   M-Systems Flash Disk
            Pioneers*....................        10,625
 14,500   McDATA, Class B*...............        79,605
 70,700   Network Appliance*.............       518,231
 13,100   Presstek*......................        33,405
  5,300   RadiSys*.......................        20,988
 14,600   SBS Technologies*..............       104,536
 75,900   Symbol Technologies............       582,153
  8,600   X-Rite.........................        66,478
                                           ------------
                                              3,404,668
                                           ------------
          OIL -- 1.1%
 39,200   Arch Coal......................       648,760
 15,600   Evergreen Resources*...........       639,288
  5,100   McMoRan Exploration*...........        18,309
  6,100   PetroQuest Energy*.............        26,962
  9,900   Prima Energy*..................       207,603

SHARES                                        VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          OIL (CONTINUED)
  1,200   Spinnaker Exploration*.........  $     34,440
 24,700   Stone Energy*..................       802,750
                                           ------------
                                              2,378,112
                                           ------------
          OIL DISTRIBUTION -- 0.6%
 26,800   Frontier Oil...................       332,320
 10,300   NorthWestern...................       100,528
 11,800   Tesoro Petroleum*..............        33,040
 36,900   Valero Energy..................       976,743
                                           ------------
                                              1,442,631
                                           ------------
          OIL SERVICES -- 2.5%
 31,000   Cal Dive International*........       625,177
 57,000   Diamond Offshore Drilling......     1,137,150
 79,800   Patterson -- UTI Energy*.......     2,035,698
 90,800   Rowan Companies................     1,692,512
    260   Royale Energy*.................         1,240
  7,500   RPC............................        74,250
  1,200   TMBR/Sharp Drilling*...........        15,888
                                           ------------
                                              5,581,915
                                           ------------
          OTHER UTILITIES -- 0.2%
 20,500   Consol Energy..................       259,530
  3,200   TRC Companies*.................        54,880
 16,300   Westar Energy..................       163,978
                                           ------------
                                                478,388
                                           ------------
          PAPER -- 1.1%
 51,000   Bowater........................     1,800,300
    300   Deltic Timber..................         6,594
  6,200   Gaiam*.........................        71,114
 26,400   Packaging Corp. of America*....       462,264
  4,600   Pope & Talbot..................        59,110
    900   Trex*..........................        24,606
                                           ------------
                                              2,423,988
                                           ------------
          REAL ESTATE ASSETS -- 1.2%
    700   Alexander's*...................        42,700
  5,700   Alleghany*.....................     1,080,150
  1,800   CONSOLIDATED-TOMOKA Land CO. ..        32,130
 22,600   Forest City Enterprises, Class
            A............................       734,500
 57,400   Sotheby's Holdings, Class A*...       401,800
 16,500   Summit Properties..............       320,100
  8,400   Vector Group...................       105,756
                                           ------------
                                              2,717,136
                                           ------------
          REAL ESTATE INVESTMENT TRUSTS -- 0.0%
  2,300   Mission West Properties........        25,484
  1,600   Tanger Factory Outlet
            Centers......................        44,768
                                           ------------
                                                 70,252
                                           ------------
          RETAIL -- 7.6%
 36,300   99 Cents Only Stores*..........       751,410
 58,800   Abercrombie & Fitch, Class
            A*...........................     1,156,596
 57,910   American Eagle Outfitters*.....       698,395
 49,200   Andrx Group*...................     1,089,780
 93,700   Arrow Electronics*.............     1,183,431
 58,100   Barnes & Noble*................     1,229,396
  5,300   Bebe Stores*...................        62,593

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG VALUE LONG/SHORT EQUITY FUND (a)
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                        VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          RETAIL (CONTINUED)
  8,100   Charlotte Russe Holding*.......  $     76,950
 90,069   Copart*........................       977,249
 19,400   Cost Plus*.....................       520,890
 30,900   Digital River*.................       237,003
 20,400   DIMON..........................       127,296
 25,900   Dollar Tree Stores*............       570,836
 28,200   Duane Reade*...................       451,200
 11,800   Electronics Boutique
            Holdings*....................       323,910
  1,300   Fleetwood Enterprises..........         8,762
  2,200   Glacier Water Services*........        28,380
 10,800   Guitar Center*.................       202,824
 34,000   Hot Topic*.....................       613,020
  6,977   Ingles Markets -- Class A......        74,654
 36,200   Ingram Micro*..................       481,460
 23,100   MSC Industrial Direct, Class
            A*...........................       245,322
  9,500   O'Reilly Automotive*...........       271,890
 16,700   Pacific Sunwear of
            California*..................       340,012
 20,200   Restoration Hardware*..........        90,900
    900   Richardson Electronics.........         5,922
 10,900   Scios*.........................       277,405
  5,200   Smart & Final*.................        22,100
 16,300   Talbots........................       456,400
 56,700   Tech Data*.....................     1,496,880
 32,500   The Sports Authority*..........       194,025
 69,900   Tiffany & Company..............     1,497,956
 21,300   Too*...........................       495,864
  7,900   Tuesday Morning*...............       143,859
 12,700   ValueVision International,
            Class A*.....................       149,352
 13,500   Wilsons The Leather Experts*...        96,120
                                           ------------
                                             16,650,042
                                           ------------
          SERVICES -- 8.8%
 10,890   Acacia Research*...............        43,244
 24,100   Albany Molecular Research*.....       410,423
 25,100   Alloy Online*..................       208,581
 11,400   Applied Molecular Evolution*...        44,688
 35,100   Ceridian*......................       500,175
 32,400   Cerner*........................     1,140,804
 53,600   Certegy*.......................     1,077,360
 37,500   CheckFree*.....................       426,750
 44,700   Corporate Executive Board*.....     1,276,185
 11,000   Costar Group*..................       198,000
 27,800   CuraGen*.......................       117,316
 66,200   DeVry*.........................     1,232,644
 17,800   DiamondCluster International,
            Class A*.....................        58,028
  1,100   Documentum*....................        12,705
 10,600   Exact Sciences*................       141,722
 26,500   Exelixis*......................       131,175
 18,600   FactSet Research Systems.......       493,830
 16,000   Forrester Research*............       239,520
 29,500   Global Payment.................       755,200
 10,900   Heidrick & Struggles
            International*...............       165,571
    500   Infocrossing*..................         3,985
 10,900   Integral Systems*..............       208,299
 15,800   Intrado*.......................       152,628
 23,100   Iron Mountain*.................       577,269
 12,600   Learning Tree International*...       185,094

SHARES                                        VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          SERVICES (CONTINUED)
 10,400   MemberWorks*...................  $    181,168
  6,300   Microvision*...................        23,814
116,300   MPS Group*.....................       674,540
 10,200   Netscreen Technologies*........       110,670
 61,665   Network Associates*............       655,499
  4,800   Omicell*.......................        28,032
  5,700   On Assignment*.................        47,139
 46,000   Overture Services*.............     1,084,220
  3,100   PEC Solutions*.................        69,006
 19,800   PER-SE Technologies*...........       195,624
 56,800   Pharmaceutical Product
            Development*.................     1,098,512
  4,000   Pricesmart*....................        80,000
  4,000   Princeton Review*..............        24,000
  4,000   Ptek Holdings*.................        18,640
  8,300   Renaissance Learning*..........       117,943
 23,100   Resources Connection*..........       332,871
  3,500   RMH Teleservices*..............        28,560
118,300   Robert Half International*.....     1,877,421
 15,300   SonoSite*......................       175,644
 63,900   Spherion*......................       450,495
 15,500   Symyx Technologies*............       162,285
    300   Synopsys*......................        11,445
    200   TALX...........................         2,634
 57,350   Tetra Tech*....................       458,227
  1,800   The Advisory Board*............        53,316
  7,300   The Keith Companies*...........        76,650
 37,200   Total System Services..........       489,180
 11,000   Trimeris*......................       491,150
  9,700   Watson Wyatt & Company*........       194,000
 18,900   Websense*......................       219,429
 10,600   West*..........................       148,400
 11,500   Witness Systems*...............        66,930
                                           ------------
                                             19,448,640
                                           ------------
          SOAPS & COSMETICS -- 0.0%
  6,600   Elizabeth Arden*...............        79,134
                                           ------------
          SOFTWARE -- 3.9%
 15,300   Adobe Systems..................       292,230
 18,800   Advent Software*...............       215,260
 13,000   Autodesk.......................       164,710
 54,700   Borland Software*..............       426,113
 11,200   Digimarc*......................       130,704
 21,400   Digital Insight*...............       336,408
  1,200   Embarcadero Technologies*......         5,028
  5,400   Epiq Systems*..................        95,364
102,000   Identix*.......................       606,900
  2,200   Infogrames*....................         4,884
 79,500   Jack Henry & Associates........       988,185
 26,200   Mercury Computer Systems*......       618,320
 68,900   Mercury Interactive*...........     1,182,324
 20,500   Nassda*........................       107,010
 38,400   National Instruments*..........       840,576
  2,600   Netiq Corporation*.............        37,700
  3,700   Opnet Technologies*............        23,421
  2,800   Pdf Solutions*.................        14,812
 38,500   PeopleSoft*....................       476,245

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG VALUE LONG/SHORT EQUITY FUND (a)
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                        VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          SOFTWARE (CONTINUED)
  3,000   Radware Ltd.*..................  $     19,860
 18,900   Serena Software*...............       226,800
 85,200   Siebel Systems*................       489,900
 10,700   SpeechWorks International*.....        24,610
 11,800   Synplicity*....................        50,858
 51,900   THQ*...........................     1,079,520
 29,100   TriZetto Group*................       144,918
 20,700   Viewpoint Corporation*.........        45,126
  9,300   WebEx Communications*..........       104,067
                                           ------------
                                              8,751,853
                                           ------------
          TELEPHONE -- 1.4%
 35,233   Cablevision Systems, Class
            A*...........................       319,211
207,500   Citizens Communications*.......     1,406,850
  9,400   Crown Media Holdings, Class
            A*...........................        32,900
    600   Hickory Tech...................         7,950
 25,900   IDT*...........................       422,170
  7,800   LodgeNet Entertainment*........        59,748
 13,900   Metro One
            Telecommunications*..........       118,150
 62,700   Price Communications*..........       708,510
                                           ------------
                                              3,075,489
                                           ------------
          TEXTILES -- 0.2%
  5,000   Guess?*........................        21,450
 66,700   Unifi*.........................       418,209
 18,700   Vans*..........................       106,403
                                           ------------
                                                546,062
                                           ------------
          TRANSPORTATION -- 2.6%
 67,700   C.H. Robinson Worldwide........     1,821,807
 66,000   Expeditors International of
            Washington...................     1,844,040
 14,400   Florida East Coast Industries,
            Class A......................       339,840
 13,300   Forward Air*...................       240,730
 18,100   Knightsbridge Tankers..........       214,485

SHARES                                        VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          TRANSPORTATION (CONTINUED)
  3,800   RailAmerica*...................  $     27,550
 72,900   Swift Transportation*..........     1,137,240
 10,400   Trico Marine Services*.........        26,416
    400   United Defense Inds.*..........         9,440
 16,500   Wabtec.........................       232,320
                                           ------------
                                              5,893,868
                                           ------------
          TRAVEL/ENTERTAINMENT -- 1.5%
 28,300   Argosy Gaming Co.*.............       649,768
 12,400   California Pizza Kitchen*......       285,324
 10,300   Famous DAVE'S of America*......        54,381
 10,400   Gaylord Entertainment*.........       196,768
 12,800   Krispy Kreme Doughnuts*........       400,128
  9,600   Pinnacle Entertainment*........        70,080
    200   Shuffle Master*................         3,722
 65,000   Six Flags*.....................       228,800
 50,100   The Cheesecake Factory*........     1,494,483
                                           ------------
                                              3,383,454
                                           ------------
          WHOLESALE -- 1.3%
 12,200   AAR............................        57,950
  6,700   Advanced Marketing Services....        92,393
    600   AG Services of America*........         7,230
 66,100   Fluor..........................     1,615,484
 16,700   Nu Horizons Electronics*.......       100,200
  9,900   NuCo2*.........................        80,982
 29,300   Priority Healthcare, Class
            B*...........................       738,360
  6,900   Timberland, Class A*...........       218,592
                                           ------------
                                              2,911,191
                                           ------------
          TOTAL SECURITIES SOLD SHORT
            (PROCEEDS $212,642,933)......  $175,335,953
                                           ============

---------------

*  Non-income producing security.

(a) Formerly known as Value Market Neutral Fund.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. LARGE/MID CAPITALIZATION LONG/SHORT EQUITY FUND (a)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/02

                                                                           SINCE INCEPTION    SINCE INCEPTION
                                                            LAST 1 YEAR      (10/19/98)         (11/11/98)
                                                            -----------    ---------------    ---------------
Institutional Shares (SSMNX)..............................     11.96%            9.25%               --
Investor Shares (RMNIX)...................................     11.60%              --              8.99%
Class A Shares (RRSAX)(1).................................     11.50%            8.70%               --
Class A Shares*...........................................      5.40%            7.14%               --
Class B Shares (RSSBX)(1).................................     10.80%            8.15%               --
Class B Shares**..........................................      5.80%            7.54%               --
U.S. 90-day Treasury Bills................................      1.97%            4.20%             4.20%

Past performance is not indicative of future results.

     The U.S. equity markets fell sharply during September, bringing an end to a dismal 6-month period in which the S&P 500 lost over 28%. Declines were broad-based, as small cap and value stocks, the best performing sectors for much of the past two years, fell along with large cap and growth stocks. Weakening economic numbers combined with a seemingly endless string of accounting scandals and continued disappointing corporate earnings reports to keep investor sentiment negative.

     In the third quarter, no sector of the market was immune to the market decline. Technology stocks were once again hurt the most, while energy and consumer sectors dropped less, but no broad industry group showed positive returns. During the third quarter, growth stocks outperformed value stocks in the large cap end of the spectrum, with the Russell 1000 Growth Index(2) falling 15.05%, compared with an 18.77% loss for Russell 1000 Value Index.(3) [Contrast this with the second quarter in which value outperformed growth by 10.15%.]

     Over the trailing six month period the Fund outperformed its T-bill hurdle by a whopping 17.24% in the Institutional Shares, and 17.03% in the Investor Shares. It cannot be emphasized enough that the market environment over the period was exceptionally favorable to the Manager's stock picking discipline -investors actively rewarded "quality" within equities, and actively penalized stocks that were still trading markedly higher than their perceived fundamental value. The bulk of the Fund's active return was associated with its positive exposure to Relative Strength (a measure of price momentum) and its negative Beta. The Fund takes moderate industry exposure and was rewarded for underweighting both Biotech and IT Hardware over the 6-month period.

---------------

(a) Formerly the AXA Rosenberg Select Sectors Market Neutral Fund.
 * Reflects maximum 5.50% sales charge.

** Reflects applicable contingent deferred sales charge (CDSC) maximum 5.00%.

 (1) Prior to the inception of Class A and Class B Shares on October 1, 2001, the performance is based on Institutional Share performance adjusted to reflect the deduction of fees and expenses.

 (2) The Russell 1000 Growth Index measures the performance of the Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

 (3) The Russell 1000 Value Index measures the performance of the Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. LARGE/MID CAPITALIZATION LONG/SHORT EQUITY FUND (a)
SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                       VALUE
----------                                  -----------
             COMMON STOCKS -- 45.3%
             AUTOS -- 1.1%
     8,500   General Motors...............  $   330,650
                                            -----------
             BANKING -- 6.0%
     6,400   American Express.............      199,552
     5,100   Bank of America..............      325,380
       700   Banknorth Group..............       16,625
     3,400   Fannie Mae...................      202,436
     5,800   PNC Financial Services
               Group......................      244,586
     8,100   U.S. Bancorp.................      150,498
     6,700   Wachovia.....................      219,023
     7,100   Wells Fargo & Company........      341,936
                                            -----------
                                              1,700,036
                                            -----------
             BOOK PUBLISHING -- 0.2%
     1,100   McGraw-Hill Companies........       67,342
                                            -----------
             BUILDING -- 0.5%
     1,800   Centex.......................       79,830
     1,400   Lennar.......................       78,092
                                            -----------
                                                157,922
                                            -----------
             CHEMICALS -- 0.2%
     2,900   Sherwin-Williams.............       68,672
                                            -----------
             COMPUTER -- 1.0%
    11,700   Dell Computer*...............      275,067
                                            -----------
             DRUGS -- 1.8%
     3,400   Mylan Laboratories...........      111,316
    11,300   Pfizer.......................      327,926
     1,500   Sigma-Aldrich................       73,905
                                            -----------
                                                513,147
                                            -----------
             DURABLES -- 0.4%
     2,700   Harley-Davidson..............      125,415
                                            -----------
             ELECTRIC UTILITIES -- 0.5%
     3,900   Constellation Energy Group...       96,681
     3,000   PG&E*........................       33,780
                                            -----------
                                                130,461
                                            -----------
             ENVIRONMENTAL SERVICES --0.2%
     3,500   Republic Services*...........       65,800
                                            -----------
             FINANCIAL INVESTMENTS -- 0.4%
     2,400   Countrywide Credit
               Industries.................      113,160
                                            -----------
             FINANCIAL SERVICES/INSURANCE -- 0.3%
     3,300   Prudential Financial,
               Inc.*......................       94,248
                                            -----------
             FOOD -- 1.2%
     1,100   Coca-Cola....................       52,756
     8,300   PepsiCo......................      306,685
                                            -----------
                                                359,441
                                            -----------
             HEALTH -- 2.3%
     2,900   CIGNA........................      205,175
     4,800   HEALTHSOUTH*.................       19,920
     2,900   Lincare Holdings*............       90,016
     1,500   Triad Hospitals*.............       56,925
     3,300   UnitedHealth Group...........      287,826
                                            -----------
                                                659,862
                                            -----------

  SHARES                                       VALUE
----------                                  -----------
             COMMON STOCKS (CONTINUED)
             HOUSEHOLD -- 0.6%
     2,300   International Game
               Technology*................  $   159,022
                                            -----------
             INSTRUMENTS -- 2.9%
     1,800   Boston Scientific*...........       56,808
    10,000   Johnson & Johnson............      540,800
     2,300   Johnson Controls.............      176,686
     4,300   Thermo Electron*.............       69,359
                                            -----------
                                                843,653
                                            -----------
             INSURANCE -- 4.0%
     1,600   Fidelity National
               Financial..................       45,984
     3,200   Loews........................      137,248
     3,600   MBIA.........................      143,820
     6,400   MetLife......................      145,664
     2,200   MGIC Investment..............       89,826
     2,600   Old Republic International...       73,788
     2,300   Radian Group.................       75,118
    24,300   Travelers Property Casualty,
               Class A*...................      320,760
     6,300   UnumProvident................      128,205
                                            -----------
                                              1,160,413
                                            -----------
             IT HARDWARE -- 0.2%
     3,500   Texas Instruments............       51,695
                                            -----------
             LIQUOR & TOBACCO -- 0.9%
     6,800   Philip Morris Companies......      263,840
                                            -----------
             MACHINERY -- 2.8%
     1,500   American Standard
               Companies*.................       95,430
     2,100   Black & Decker...............       88,053
     1,200   Fortune Brands...............       56,748
     2,100   ITT Industries...............      130,893
     4,400   Rockwell Automation..........       71,588
     2,000   Smith International*.........       58,620
     5,300   United Technologies..........      299,397
                                            -----------
                                                800,729
                                            -----------
             MEDIA -- 2.6%
     4,200   Gannett......................      303,156
     2,200   Knight Ridder................      124,102
    20,500   Walt Disney..................      310,370
                                            -----------
                                                737,628
                                            -----------
             MISCELLANEOUS
               FINANCIAL -- 0.7%
     2,100   A.G. Edwards.................       67,158
     2,800   Moodys.......................      135,800
                                            -----------
                                                202,958
                                            -----------
             OFFICE MACHINERY -- 0.7%
     1,600   NCR*.........................       31,680
     5,300   Pitney Bowes.................      161,597
                                            -----------
                                                193,277
                                            -----------
             OIL -- 0.7%
     2,700   Kerr-McGee...................      117,288
     4,600   Ocean Energy.................       91,770
                                            -----------
                                                209,058
                                            -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. LARGE/MID CAPITALIZATION LONG/SHORT EQUITY FUND (a)
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                       VALUE
----------                                  -----------
             COMMON STOCKS (CONTINUED)
             OIL-INTEGRATED -- 2.1%
     6,200   ChevronTexaco................  $   429,350
     7,800   Marathon Oil.................      176,904
                                            -----------
                                                606,254
                                            -----------
             OIL SERVICES -- 0.1%
       900   GlobalSantaFe................       20,115
                                            -----------
             PAPER -- 0.9%
2,400.....   3M Co........................      263,928
                                            -----------
             REAL ESTATE INVESTMENT
               TRUSTS -- 0.5%
     2,400   Apartment Investment &
               Management, Class A........       93,240
     1,400   Public Storage...............       44,660
                                            -----------
                                                137,900
                                            -----------
             RETAIL -- 3.2%
     5,000   AutoNation*..................       57,600
       700   AutoZone*....................       55,202
     2,000   Federated Department
               Stores*....................       58,880
       300   Home Depot...................        7,830
     4,300   Kohl's*......................      261,483
     6,700   Lowe's Cos...................      277,380
     7,500   Office Depot*................       92,550
     7,300   TJX Companies................      124,100
                                            -----------
                                                935,025
                                            -----------
             SERVICES -- 1.6%
     3,250   Apollo Group, Class A*.......      141,148
     4,500   Computer Sciences*...........      125,055
     4,000   H&R Block....................      168,040
     6,000   Unisys*......................       42,000
                                            -----------
                                                476,243
                                            -----------
             SOFTWARE -- 1.9%
     2,600   Affiliated Computer Services,
               Class A*...................      110,630
    11,100   First Data...................      310,245
     4,000   Symantec*....................      134,680
                                            -----------
                                                555,555
                                            -----------
             TELEPHONE -- 0.4%
       800   BellSouth....................       14,688
    11,500   Sprint (FON Group)...........      104,880
                                            -----------
                                                119,568
                                            -----------

 SHARES/
PRINCIPAL                                      VALUE
----------                                  -----------
             COMMON STOCKS (CONTINUED)
             TEXTILES -- 0.4%
     3,200   Jones Apparel Group*.........  $    98,240
       200   NIKE, Class B................        8,636
                                            -----------
                                                106,876
                                            -----------
             TRANSPORTATION -- 0.5%
     5,800   Burlington Northern Santa
               Fe.........................      138,736
                                            -----------
             TRAVEL/ENTERTAINMENT -- 1.0%
     4,500   Darden Restaurants...........      109,080
     2,400   Harrah's Entertainment*......      115,704
     2,000   Wendy's International........       66,220
                                            -----------
                                                291,004
                                            -----------
             WHOLESALE -- 0.5%
     5,200   Sysco........................      147,628
                                            -----------
             TOTAL COMMON STOCKS..........   13,082,328
                                            -----------
$1,894,281   REPURCHASE
               AGREEMENT -- 1.88%.........
             Bear Stearns, dated 9/30/02,
               due 10/1/02 at 1.88% with a
               maturity value of
               $1,894,377 (Fully
               collateralized by U.S.
               Treasury Bond).............    1,894,281
                                            -----------
             TOTAL REPURCHASE AGREEMENT...    1,894,281
                                            -----------
             TOTAL INVESTMENTS (COST
               15,660,620) (b) -- 94.6%...   14,976,609
             OTHER ASSETS IN EXCESS OF
               LIABILITIES -- 5.4%........      851,567
                                            -----------
             NET ASSETS -- 100.0%.........  $15,828,176
                                            ===========

---------------

*  Non-income producing security.

(a) Formerly known as Select Sector Fund.

(b) Represents cost for financial reporting purposes and differs from value by net unrealized depreciation as follows:

   Unrealized appreciation................  $   572,201
   Unrealized depreciation................   (1,256,213)
                                            -----------
   Net unrealized depreciation............  $  (684,012)
                                            ===========

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. LARGE/MID CAPITALIZATION LONG/SHORT EQUITY FUND (a)
SCHEDULE OF SECURITIES SOLD SHORT -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                      -----------
         COMMON STOCKS -- 80.5%
         AIRLINES -- 1.5%
17,900   Southwest Airlines...............  $   233,774
                                            -----------
         AUTOS -- 1.5%
23,620   Ford Motor.......................      231,476
                                            -----------
         BANKING -- 7.5%
 5,200   Capital One Financial............      181,584
12,984   Concord EFS*.....................      206,186
22,500   General Electric.................      554,625
 9,200   Mellon Financial.................      238,556
   700   Northern Trust...................       26,404
                                            -----------
                                              1,207,355
                                            -----------
         BIOTECHNOLOGY -- 3.5%
 5,700   Amgen*...........................      237,690
 3,800   Biogen*..........................      111,226
 2,400   Chiron*..........................       83,856
 2,900   IDEC Pharmaceuticals*............      120,408
                                            -----------
                                                553,180
                                            -----------
         BREAD, CAKE, AND RELATED PRODUCTS -- 0.6%
 4,600   ARAMARK, Class B*................       96,600
                                            -----------
         CELLULAR -- 0.4%
 1,200   Telephone and Data Systems.......       60,540
                                            -----------
         COMPUTER -- 0.8%
 8,800   Apple Computer*..................      127,600
                                            -----------
         DRILLING -- OIL AND GAS
           WELLS -- 0.7%
 3,400   Nabors Industries*...............      111,350
                                            -----------
         DRUGS -- 4.4%
 2,500   Allergan.........................      136,000
 5,700   Eli Lilly & Company..............      315,438
 7,800   Wyeth............................      248,040
                                            -----------
                                                699,478
                                            -----------
         ELECTRIC UTILITIES -- 2.8%
 6,900   American Electric Power..........      196,719
 2,200   DPL..............................       36,190
 1,100   Exelon...........................       52,250
 3,600   PPL..............................      117,144
 2,100   TECO Energy......................       33,348
                                            -----------
                                                435,651
                                            -----------
         ELECTRONICS -- 0.6%
 3,800   Molex............................       89,376
                                            -----------
         INSTRUMENTS -- 2.5%
 7,300   Agilent Technologies*............       95,338
 4,800   Applera Corporation -- Applied
           Biosystems Group...............       87,840
 3,900   Biomet...........................      103,857
   400   Medtronic........................       16,848
 3,600   Waters*..........................       87,300
                                            -----------
                                                391,183
                                            -----------

SHARES                                         VALUE
------                                      -----------
         COMMON STOCKS (CONTINUED)
         INSURANCE -- 6.3%
 7,500   American International Group.....  $   410,250
 1,800   Chubb............................       98,694
 2,100   Express Scripts, Class A*........      114,492
 5,100   St. Paul Companies...............      146,472
 3,100   XL Capital.......................      227,850
                                            -----------
                                                997,758
                                            -----------
         IT HARDWARE -- 4.2%
 2,300   Altera*..........................       19,941
 5,400   Applied Materials*...............       62,370
 1,300   Jabil Circuit*...................       19,214
 2,900   KLA-Tencor*......................       81,026
 6,500   Linear Technology................      134,680
   700   Maxim Integrated Products*.......       17,332
 1,600   Qlogic*..........................       41,664
10,000   Qualcomm*........................      276,200
 1,300   Teradyne*........................       12,480
                                            -----------
                                                664,907
                                            -----------
         MEDIA -- 5.3%
 9,000   Clear Channel Communications*....      312,750
34,600   Liberty Media , Class A*.........      248,428
 3,900   Omnicom Group....................      217,152
 2,700   Univision Communications, Class
           A*.............................       61,560
                                            -----------
                                                839,890
                                            -----------
         MISCELLANEOUS FINANCIAL -- 3.0%
25,100   Charles Schwab...................      218,370
 1,100   Lehman Brothers Holdings.........       53,955
 6,200   Morgan Stanley Dean Witter &
           Co. ...........................      210,056
                                            -----------
                                                482,381
                                            -----------
         OFFICE MACHINERY -- 3.2%
 4,400   Brocade Communications
           Systems*.......................       33,132
40,700   EMC*.............................      185,999
 3,200   Lexmark International*...........      150,400
 9,500   Veritas Software*................      139,365
                                            -----------
                                                508,896
                                            -----------
         OIL -- 0.8%
 2,700   Devon Energy.....................      130,275
                                            -----------
         OIL DISTRIBUTION -- 0.4%
 2,200   Valero Energy....................       58,234
                                            -----------
         OIL -- INTEGRATED -- 4.5%
18,600   Exxon Mobil......................      593,340
 3,800   Unocal...........................      119,282
                                            -----------
                                                712,622
                                            -----------
         OIL SERVICES -- 1.8%
 4,000   ENSCO International..............      100,160
 4,800   Schlumberger.....................      184,608
                                            -----------
                                                284,768
                                            -----------
         OTHER UTILITIES -- 1.7%
   300   Kinder Morgan....................       10,635
11,100   Waste Management.................      258,852
                                            -----------
                                                269,487
                                            -----------
         PAPER -- 1.0%
 3,600   Weyerhaeuser.....................      157,572
                                            -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. LARGE/MID CAPITALIZATION LONG/SHORT EQUITY FUND (a)
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                      -----------
         COMMON STOCKS (CONTINUED)
         REAL ESTATE INVESTMENT TRUSTS -- 1.8%
 4,600   Equity Residential Properties
           Trust..........................  $   110,124
 3,900   Plum Creek Timber Company........       88,179
 2,100   Vornado Realty Trust.............       82,845
                                            -----------
                                                281,148
                                            -----------
         RETAIL -- 3.5%
 5,600   Best Buy Company*................      124,936
   600   CDW Computer Centers*............       25,416
 8,300   Costco Wholesale*................      268,671
 1,600   Dollar Tree Stores*..............       35,264
 4,000   Gap..............................       43,400
 2,900   Tiffany & Company................       62,147
                                            -----------
                                                559,834
                                            -----------
         SERVICES -- 2.9%
 3,400   DST Systems*.....................      100,198
 7,400   IMS Health.......................      110,778
 7,600   Paychex..........................      184,452
 3,900   Robert Half International*.......       61,893
                                            -----------
                                                457,321
                                            -----------
         SOFTWARE -- 6.5%
 5,900   Adobe Systems....................      112,690
 9,800   International Business
           Machines.......................      572,222
 1,400   Mercury Interactive*.............       24,024
25,600   Oracle*..........................      201,216
 4,500   PeopleSoft*......................       55,665
 9,800   Siebel Systems*..................       56,350
                                            -----------
                                              1,022,167
                                            -----------

SHARES                                         VALUE
------                                      -----------
         COMMON STOCKS (CONTINUED)
         TELEPHONE -- 4.8%
10,000   AOL Time Warner*.................  $   117,000
 2,300   Cablevision Systems, Class A*....       20,838
 3,300   Cox Communications, Class A*.....       81,147
19,400   General Motors, Class H*.........      177,510
13,700   SBC Communications...............      275,370
 8,900   Yahoo!*..........................       85,173
                                            -----------
                                                757,038
                                            -----------
         TEXTILES -- 0.7%
   900   Cintas...........................       37,728
 3,900   Sara Lee.........................       71,331
                                            -----------
                                                109,059
                                            -----------
         TRANSPORTATION -- 0.1%
   300   Expeditors International of
           Washington.....................        8,382
                                            -----------
         TRAVEL/ENTERTAINMENT -- 1.2%
 3,500   Hilton Hotels....................       39,830
 4,800   Starbucks*.......................       99,072
 2,500   Starwood Hotels & Resorts
           Worldwide......................       55,750
                                            -----------
                                                194,652
                                            -----------
         TOTAL SECURITIES SOLD SHORT
           (PROCEEDS
           $15,919,374) -- 80.5%..........  $12,733,954
                                            ===========

---------------

*  Non-income producing security.

(a) Formerly known as the Select Sectors Fund.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG ENHANCED 500 FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/02

                                                                             SINCE INCEPTION
                                                              LAST 1 YEAR       (6/7/00)
                                                              -----------    ---------------
Institutional Shares (REDIX)................................    -17.22%          -20.34%
Class A Shares (RENAX)(3)...................................    -17.71%          -20.80%
Class A Shares*.............................................    -20.18%          -21.84%
Class B Shares (RENBX)(3)...................................    -18.21%          -21.20%
Class B Shares**............................................    -22.27%          -22.57%
S&P 500 Index(2)............................................    -20.49%          -21.15%

Past performance is not indicative of future results.

    The U.S. broad equity market suffered two consecutive quarters of dismal performance in the six months ended September 30, 2002. The equity market experienced double-digit declines in both quarters. During the period, the S&P 500 Index lost 28.36% compared with a drop of 27.96% for the Russell 2000 Index(1). With a strong March to close the first quarter of 2002, investors were expecting modest stock market gains during the second quarters. Instead, the fundamental concerns that have held stocks down, such as weakening economic numbers, renewed recession worries, endless accounting scandals, and disappointing corporate earnings reports, continued to plague the market.

    The damage was widespread. No sector was immune to the adverse market movement. Technology continued to be the worst performing sector, while consumer staples fared better by losing less. In the past six months, small-cap stocks performed equally as poor as large-cap stocks. In the past year, small-cap stocks outperformed large-cap stocks by a much wider margin. For the year ended September 30, 2002, the Russell 2000 Index declined 9.3% compared with a loss of 20.49% in the S&P 500 Index.

    Value and growth stocks each lost more than one quarter in valuation in the six months ended September 30, 2002. In the large-cap sector, value stocks trailed growth stocks by 84 basis points. In the small-cap sector, value stocks outperformed growth stocks by a much wider spread. The Russell 2000 Growth Index fell 33.84% compared with a decline of 22.96% for the Russell 2000 Value Index in the past six months. They each represent the worst and the best performing sectors in this period. In the trailing 12-months, growth stocks had outpaced value stocks in the large-cap sector, but still trailed valued stocks in the small-cap sector.

    The Fund outperformed its S&P 500 Index benchmark in each of the last six months. The Fund's active exposures to common risk factors contributed most positively to the Fund's active performance. Active industry exposure and the independent effect of stock selection both were beneficial factors to the Fund's performance. Among risk factors, the Fund's positive exposure to relative strength, a measure of trailing 12-month price performance, below market beta, and lower price-to-earnings profile had the largest positive impact. The Fund's slight differences in industry weightings relative to the S&P 500 Index, especially the underweighted position in technology, had a positive impact on relative performance during the period.

    The Fund's manager selects stocks from the S&P 500 Index universe through a rigorous quantitative process. The Fund's exposures to risk factors and industries are controlled very tightly and differ only slightly from the exposures of the S&P 500 Index. The Fund tends to overweight those stocks that are undervalued and underweight those stocks that are overvalued based on expected future earnings. The past six months experienced a much narrower value-growth spread in the large-cap sector. Investors continued to favor stocks where the likely future earnings appear attractively priced. After losing this focus during the technology stock bubble of 1998 and 1999, investors have returned to a closer scrutiny of company fundamentals and the prices paid to own a share of those characteristics. When investors focus on this relationship between prices and expected future earnings, we believe the performance of the AXA Rosenberg Enhanced 500 Fund relative to its benchmark could be strong.

    Performance data represents past performance which does not guarantee future results. Investment return and principal value may increase or decrease depending upon market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost.

    Total return includes change in share price and reinvestment of distributions. Total return set forth may reflect the waiver of a portion of the Fund's advisory or administrative fees for certain periods since the inception date. In such instances, and without the waiver of fees, total return would have been lower.

    AXA Rosenberg Mutual Funds are distributed by Barr Rosenberg Funds Distributor, Inc.
---------------

 * Reflects maximum 3.00% sales charge.

** Reflects the applicable contingent deferred sales charge (CDSC) maximum
   5.00%.

 (1) The S&P 500 Index is the benchmark for the AXA Rosenberg Enhanced 500 Fund. It is an unmanaged, broad-based index of 500 widely held common stocks. Investors cannot invest directly in any Index.

 (2) The Russell 2000 Index measures the performance of approximately 2,000 small capitalization companies with market value up to $2.4 billion.

 (3) Prior to the inception of Class A and Class B Shares on October 1, 2001, the performance is based on Institutional Share performance adjusted to reflect the deduction of fees and expenses.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG ENHANCED 500 FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS -- 97.4%
         AIRCRAFT -- 0.7%
   300   Boeing............................  $   10,239
   400   Goodrich..........................       7,552
   300   Honeywell International...........       6,498
                                             ----------
                                                 24,289
                                             ----------
         AIRLINES -- 0.2%
   100   FedEx*............................       5,007
   200   Southwest Airlines................       2,612
                                             ----------
                                                  7,619
                                             ----------
         AUTOS -- 0.9%
   600   Ford Motor........................       5,880
   600   General Motors....................      23,340
                                             ----------
                                                 29,220
                                             ----------
         BANKING -- 14.1%
   400   American Express..................      12,472
   100   AmSouth Bancorporation............       2,074
 1,000   Bank of America...................      63,800
   200   Bank of New York..................       5,748
   700   Bank One..........................      26,180
   100   BB&T..............................       3,504
   100   Charter One Financial.............       2,972
   200   Concord EFS*......................       3,176
   600   Fannie Mae........................      35,724
   200   Fifth Third Bancorp...............      12,246
   300   First Tennessee National..........      10,401
   400   FleetBoston Financial.............       8,132
   200   Freddie Mac.......................      11,180
 3,400   General Electric..................      83,809
   100   Household International...........       2,831
   600   J.P. Morgan Chase & Co. ..........      11,394
   100   KeyCorp...........................       2,497
   400   MBNA..............................       7,352
   100   Mellon Financial..................       2,593
   200   National City.....................       5,706
   400   PNC Financial Services Group......      16,868
   100   SouthTrust........................       2,425
   100   State Street......................       3,864
   100   SunTrust Banks....................       6,148
   100   Synovus Financial.................       2,062
 1,000   U.S. Bancorp......................      18,580
   900   Wachovia..........................      29,421
   300   Washington Mutual.................       9,441
 1,100   Wells Fargo & Company.............      52,976
                                             ----------
                                                455,576
                                             ----------
         BIOTECHNOLOGY -- 0.5%
   388   Amgen*............................      16,180
                                             ----------
         BUILDING -- 0.8%
   200   Centex............................       8,870
   200   KB Home...........................       9,768
   200   Pulte.............................       8,526
                                             ----------
                                                 27,164
                                             ----------
         CELLULAR -- 0.1%
   100   ALLTEL............................       4,013
                                             ----------
         CHEMICALS -- 1.5%
   300   Dow Chemical......................       8,193

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS (CONTINUED)
         CHEMICALS (CONTINUED)
   700   Du Pont (E.I.) de Nemours.........  $   25,249
   300   Great Lakes Chemical..............       7,206
   400   Sherwin-Williams..................       9,472
                                             ----------
                                                 50,120
                                             ----------
         COMPUTER -- 1.3%
 1,700   Dell Computer*....................      39,967
 1,100   Sun Microsystems*.................       2,849
                                             ----------
                                                 42,816
                                             ----------
         DEFENSE -- 0.3%
   100   Lockheed Martin...................       6,467
   100   Raytheon..........................       2,930
                                             ----------
                                                  9,397
                                             ----------
         DRUGS -- 6.0%
   500   Abbott Laboratories...............      20,200
   300   Bausch & Lomb.....................       9,951
   600   Bristol-Myers Squibb..............      14,280
   400   Eli Lilly & Company...............      22,136
   800   Merck & Co. ......................      36,568
 2,300   Pfizer............................      66,746
   500   Schering-Plough...................      10,660
   500   Wyeth.............................      15,900
                                             ----------
                                                196,441
                                             ----------
         DURABLES -- 0.1%
   100   Harley-Davidson...................       4,645
                                             ----------
         ELECTRIC UTILITIES -- 2.2%
   100   American Electric Power...........       2,851
   400   Constellation Energy Group........       9,916
   100   Dominion Resources................       5,073
   300   Duke Energy.......................       5,865
   600   Edison International*.............       6,000
   100   Exelon............................       4,750
   100   FirstEnergy.......................       2,989
   400   NiSource*.........................       6,892
   800   PG&E*.............................       9,008
   300   Pinnacle West Capital.............       8,328
   200   Southern..........................       5,756
   100   TXU...............................       4,171
                                             ----------
                                                 71,599
                                             ----------
         FINANCIAL INVESTMENTS -- 0.5%
   300   Cendant*..........................       3,228
   300   Countrywide Credit Industries.....      14,145
                                             ----------
                                                 17,373
                                             ----------
         FOOD -- 3.9%
   210   Archer-Daniels-Midland............       2,627
   100   Campbell Soup.....................       2,208
 1,300   Coca-Cola.........................      62,348
   100   Coca-Cola Enterprises.............       2,124
   100   ConAgra Foods.....................       2,485
   100   General Mills.....................       4,442
   100   H.J. Heinz........................       3,337
   100   Kellogg...........................       3,325
   100   Pepsi Bottling Group..............       2,340

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG ENHANCED 500 FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS (CONTINUED)
         FOOD (CONTINUED)
 1,100   PepsiCo...........................  $   40,645
                                             ----------
                                                125,881
                                             ----------
         HEALTH -- 2.1%
   200   CIGNA.............................      14,150
   200   HCA-The Healthcare Company........       9,522
 1,000   HEALTHSOUTH*......................       4,150
   600   Humana*...........................       7,440
   150   Tenet Healthcare*.................       7,425
   300   UnitedHealth Group................      26,166
                                             ----------
                                                 68,853
                                             ----------
         HOUSEHOLD -- 0.9%
   300   International Game Technology*....      20,742
   100   Mattel............................       1,801
   100   Newell Rubbermaid.................       3,087
   200   Tupperware........................       3,324
                                             ----------
                                                 28,954
                                             ----------
         INSTRUMENTS -- 4.7%
   100   Agilent Technologies*.............       1,306
   200   Baxter International..............       6,110
   100   Becton, Dickinson & Co. ..........       2,840
   100   Biomet............................       2,663
   300   Boston Scientific*................       9,468
   100   Guidant*..........................       3,231
 1,600   Johnson & Johnson.................      86,528
   200   Johnson Controls..................      15,364
   400   Medtronic.........................      16,848
   500   Thermo Electron*..................       8,065
                                             ----------
                                                152,423
                                             ----------
         INSURANCE -- 5.3%
   100   ACE Ltd. .........................       2,961
   100   AFLAC.............................       3,069
   200   Allstate..........................       7,110
   900   American International Group......      49,230
   100   Hartford Financial Services
           Group...........................       4,100
   200   Jefferson-Pilot...................       8,020
   100   John Hancock Financial Services...       2,780
   400   Loews.............................      17,156
   200   Marsh & McLennan Cos..............       8,328
   300   MBIA..............................      11,985
   800   MetLife...........................      18,208
   300   MGIC Investment...................      12,249
   300   Progressive.......................      15,189
   150   Travelers Property Casualty, Class
           B...............................       2,030
   500   UnumProvident.....................      10,175
                                             ----------
                                                172,590
                                             ----------
         IT HARDWARE -- 3.0%
   100   Analog Devices*...................       1,970
   600   Applied Materials*................       6,930
 2,500   Cisco Systems*....................      26,200
 2,300   Intel.............................      31,947
   100   Linear Technology.................       2,072
   100   Maxim Integrated Products*........       2,476
   200   Micron Technology*................       2,474
   800   Motorola..........................       8,144

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS (CONTINUED)
         IT HARDWARE (CONTINUED)
   200   Qualcomm*.........................  $    5,524
   600   Texas Instruments.................       8,862
                                             ----------
                                                 96,599
                                             ----------
         LIQUOR & TOBACCO -- 3.2%
   200   Adolph Coors, Class B.............      11,260
   600   Anheuser-Busch Cos................      30,360
 1,300   Philip Morris Companies...........      50,440
   400   UST...............................      11,284
                                             ----------
                                                103,344
                                             ----------
         MACHINERY -- 3.5%
   200   American Standard Companies*......      12,724
   100   Caterpillar.......................       3,722
   100   Deere & Co. ......................       4,545
   100   Emerson Electric..................       4,394
   200   Fortune Brands....................       9,458
   300   Gillette..........................       8,880
   100   Illinois Tool Works...............       5,833
   200   ITT Industries....................      12,466
   100   Masco.............................       1,955
   400   Rockwell Automation...............       6,508
   200   Snap-on...........................       4,596
   700   Tyco International................       9,870
   500   United Technologies...............      28,245
                                             ----------
                                                113,196
                                             ----------
         MEDIA -- 1.3%
   200   Clear Channel Communications*.....       6,950
   300   Gannett...........................      21,654
   100   Tribune...........................       4,181
   700   Walt Disney.......................      10,598
                                             ----------
                                                 43,383
                                             ----------
         METALS -- 0.3%
   300   Alcoa.............................       5,790
   100   Newmont Mining....................       2,751
                                             ----------
                                                  8,541
                                             ----------
         MISCELLANEOUS FINANCIAL -- 3.8%
   400   Charles Schwab....................       3,480
 1,700   Citigroup.........................      50,405
   100   Franklin Resources................       3,110
   100   Goldman Sachs Group...............       6,603
   100   Lehman Brothers Holdings..........       4,905
   300   Merrill Lynch & Co. ..............       9,885
   300   Moodys............................      14,550
   400   Morgan Stanley Dean Witter &
           Co. ............................      13,552
   200   SLM...............................      18,628
                                             ----------
                                                125,118
                                             ----------
         OFFICE MACHINERY -- 1.2%
   100   Eastman Kodak.....................       2,724
   700   EMC*..............................       3,199
 1,000   Hewlett-Packard...................      11,670
   300   NCR*..............................       5,940
   500   Pitney Bowes......................      15,245
                                             ----------
                                                 38,778
                                             ----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG ENHANCED 500 FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS (CONTINUED)
         OIL -- 0.7%
   100   Anadarko Petroleum................  $    4,454
   300   Apache............................      17,835
                                             ----------
                                                 22,289
                                             ----------
         OIL DISTRIBUTION -- 0.7%
   100   Ashland...........................       2,679
   200   El Paso...........................       1,654
   400   Sempra Energy.....................       7,860
   300   Sunoco............................       9,048
                                             ----------
                                                 21,241
                                             ----------
         OIL -- INTEGRATED -- 4.4%
   200   Amerada Hess......................      13,576
   600   ChevronTexaco.....................      41,550
   100   ConocoPhillips....................       4,624
 2,300   Exxon Mobil.......................      73,370
   100   Marathon Oil......................       2,268
   200   Occidental Petroleum..............       5,676
   100   Unocal............................       3,139
                                             ----------
                                                144,203
                                             ----------
         OIL SERVICES -- 0.4%
   100   Baker Hughes......................       2,903
   200   Schlumberger......................       7,692
   100   Transocean Sedco Forex............       2,080
                                             ----------
                                                 12,675
                                             ----------
         OTHER UTILITIES -- 0.1%
   200   Waste Management..................       4,664
                                             ----------
         PAPER -- 4.0%
   300   3M Co. ...........................      32,991
   200   Bemis Co. ........................       9,880
   100   International Paper...............       3,339
   200   Kimberly-Clark....................      11,328
   800   Procter & Gamble..................      71,504
                                             ----------
                                                129,042
                                             ----------
         REAL ESTATE INVESTMENT
           TRUST -- 0.2%
   100   Equity Office Properties Trust....       2,582
   100   Equity Residential Properties
           Trust...........................       2,394
                                             ----------
                                                  4,976
                                             ----------
         RETAIL -- 7.5%
   100   Albertson's.......................       2,416
   200   AutoZone*.........................      15,772
   100   Bed Bath & Beyond*................       3,257
   400   Big Lots*.........................       6,332
   100   Costco Wholesale*.................       3,237
   100   CVS...............................       2,535
   300   Dillard's, Class A................       6,054
   300   Gap...............................       3,255
   900   Home Depot........................      23,490
   100   Kohl's*...........................       6,081
   700   Kroger*...........................       9,870
   200   Limited...........................       2,868
   500   Lowe's Cos........................      20,700
   100   May Department Stores.............       2,277
   100   Safeway*..........................       2,230
   500   Sears, Roebuck & Co. .............      19,500

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS (CONTINUED)
         RETAIL (CONTINUED)
   300   Target............................  $    8,856
 1,000   TJX Companies.....................      17,000
 1,500   Wal-Mart Stores...................      73,860
   300   Walgreen..........................       9,228
   100   YUM! Brands.......................       2,771
                                             ----------
                                                241,589
                                             ----------
         SERVICES -- 2.4%
   400   Apollo Group, Class A*............      17,372
   400   Computer Sciences*................      11,116
   300   Deluxe............................      13,518
   100   eBay..............................       5,281
   400   H&R Block.........................      16,804
   100   Paychex...........................       2,427
   600   Quintiles Transnational*..........       5,706
   700   Unisys*...........................       4,900
                                             ----------
                                                 77,124
                                             ----------
         SOAPS & COSMETICS -- 0.5%
   100   Avon Products.....................       4,610
   200   Colgate-Palmolive.................      10,790
                                             ----------
                                                 15,400
                                             ----------
         SOFTWARE -- 5.0%
   200   Automatic Data Processing.........       6,954
   100   Electronic Data Systems...........       1,398
   800   First Data........................      22,360
   600   International Business Machines...      35,034
 1,800   Microsoft*........................      78,732
 1,900   Oracle*...........................      14,934
   100   SunGard Data Systems..............       1,945
                                             ----------
                                                161,357
                                             ----------
         TELEPHONE -- 2.8%
 1,300   AOL Time Warner*..................      15,210
 1,300   AT&T..............................      15,613
   600   BellSouth.........................      11,016
 1,100   SBC Communications................      22,110
   300   Sprint (FON Group)................       2,736
   900   Verizon Communications............      24,696
                                             ----------
                                                 91,381
                                             ----------
         TEXTILES -- 0.8%
   400   Liz Claiborne.....................       9,980
   100   NIKE, Class B.....................       4,318
   300   Reebok International*.............       7,515
   300   Sara Lee..........................       5,487
                                             ----------
                                                 27,300
                                             ----------
         TRANSPORTATION -- 3.0%
   700   Burlington Northern Santa Fe......      16,744
   200   Carnival..........................       5,020
   100   Norfolk Southern..................       2,019
   300   Ryder System......................       7,479
   400   Union Pacific.....................      23,148
   700   United Parcel Service, Class B....      43,771
                                             ----------
                                                 98,181
                                             ----------
         TRAVEL/ENTERTAINMENT -- 1.4%
   100   Brunswick.........................       2,104

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG ENHANCED 500 FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS (CONTINUED)
         TRAVEL/ENTERTAINMENT (CONTINUED)
   450   Darden Restaurants................  $   10,908
   300   Harrah's Entertainment*...........      14,463
   400   McDonald's........................       7,064
   100   Starbucks*........................       2,064
   300   Wendy's International.............       9,933
                                             ----------
                                                 46,536
                                             ----------
         WHOLESALE -- 1.1%
   100   Cardinal Health...................       6,220
   100   McKesson..........................       2,833
   900   Sysco.............................      25,551
                                             ----------
                                                 34,604
                                             ----------
         TOTAL INVESTMENTS
           (COST $4,261,463) (a) --97.4%...   3,166,674
                                             ----------
         OTHER ASSETS IN EXCESS
           OF LIABILITIES -- 2.6%..........      84,561
                                             ----------
         NET ASSETS -- 100.0%..............  $3,251,235
                                             ==========

---------------

*  Non-income producing security.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized depreciation as follows:

   Unrealized appreciation................  $   166,489
   Unrealized depreciation................   (1,261,278)
                                            -----------
   Net unrealized depreciation............  $(1,094,789)
                                            ===========

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/02

                                                                             SINCE INCEPTION    SINCE INCEPTION
                                                              LAST 1 YEAR       (6/7/00)           (12/5/00)
                                                              -----------    ---------------    ---------------
Institutional Shares (REQIX)................................    -13.61%          -19.78%                --
Investor Shares (RIEIX).....................................    -13.73%              --             -20.16%
Class A Shares (REQAX)(2)...................................    -13.96%          -20.16%                --
Class A Shares*.............................................    -18.65%          -22.10%                --
Class B Shares (REQBX)(2)...................................    -14.66%          -20.63%                --
Class B Shares**............................................    -18.72%          -21.95%                --
MSCI-EAFE Index(1)..........................................    -15.26%          -22.68%            -22.59%

Past performance is not indicative of future results.

    The global equity markets were down sharply in the first half of the fiscal year as a result of the combination of weakening economic signals, accounting scandals and continued disappointing corporate earnings. For first six months, international large stocks as measured by the MSCI-EAFE(1), were down a whopping 21%.

    In Europe, stocks plunged on economic concerns. Gloomy economic data and bleak corporate earnings outlook continued to push stocks down to multi-year lows. The potential war on Iraq added even more uncertainty to the outlook of the markets and economies. Almost no industry or sector was immune to the broad declines as insurance companies were particularly hit hard over the concerns on their investment portfolios in the current adverse market environment. For the six months as a whole, stocks in Europe overall plunged 26%.

    In Japan, stocks started the fiscal year with strong gains in March and May, as investors seemed to have accepted the notion that the plagued Japanese economy would finally resume growth again this year. But the rally quickly lost steam due to the fear that a double-dip recession in the U.S. economy would derail the economic recovery in Japan. Technology stocks were again under pressure, as earnings outlook for tech-related companies remained weak. Market sentiment continued deteriorating as Nikkei 225 Index hitting another 19-year low at the end of September. Over the first half of the fiscal year, stocks in Japan overall lost 6.2%.

    Elsewhere in Asia, markets gained on the hope that the export-driven Asian economies would benefit from a rapid economic recovery in U.S. early in March and May. But stocks lost ground over concerns of a possible double-dip recession in the U.S. Australian and New Zealand markets held up well thanks to relatively better performance in the resources stocks. Hong Kong and Singapore markets fell on economic concerns. Property and technology stocks were under pressure from concerns on the state of the economies. Over the first six months of the fiscal year, stocks in the region lost 14%.

    The US dollar depreciated over 10% against Japanese Yen and Euro in the first quarter but stabilized in the second quarter.

    For the first six months of the fiscal year, the AXA Rosenberg International Equity Fund outperformed its benchmark, the MSCI-EAFE Index(1). The positive alpha was mostly attributable to active exposure to risk indices and to stock selection. The Fund also outperformed its benchmark on both year-to-date and trailing-one-year basis. The Manager strives to add value consistently through bottom-up stock selection and avoids heavy bets on countries and industries.

    The Manager follows a systematic and disciplined approach to international investing. As of September 30, 2002, the portfolio holdings were diversified over 20 countries and over 254 companies. The top 10 holdings accounted for about 25% of the total portfolio. Approximately 70% of the holdings were invested in Europe.

    The minimum investment for Institutional Shares is $1 million. The minimum investment for Investor Shares is $2,500.

    Performance data represents past performance which does not guarantee future results. Investment return and principal value may increase or decrease depending upon market, economic, political, currency exchange rates and other conditions affecting a fund's portfolio, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

    International investing involves increased risk and volatility.

    Total return includes change in share price and reinvestment of distributions. Total return set forth may reflect the waiver of a portion of the Fund's advisory or administrative fees for certain periods since the inception date. In such instances, and without the waiver of fees, total return would have been lower.

    Portfolio holdings are subject to change and may not represent current or future holdings.

    AXA Rosenberg Mutual Funds are distributed by Barr Rosenberg Funds Distributor, Inc.
---------------

 * Reflects maximum 5.50% sales charge.

** Reflects the applicable contingent deferred sales charge (CDSC) maximum
   5.00%.

 (1) The Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI-EAFE) is an international, unmanaged, weighted stock market index that includes over 1,000 securities listed on the stock exchanges of 20 developed market countries from Europe, Australia, Asia and the Far East. Investors cannot invest directly in any Index.

 (2) Prior to the inception of Class A and Class B shares on October 1, 2001, the performance is based on Institutional Share performance adjusted to reflect the deduction of fees and expenses.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

 SHARES                                        VALUE
--------                                    ------------
           COMMON STOCKS -- 96.3%
           AUSTRALIA -- 4.2%
           Airlines -- 0.1%
   4,813   Qantas Airways.................   $    9,363
                                             ----------
           Banking -- 2.1%
   4,034   Australia & New Zealand Banking
           Group..........................       38,690
     685   Commonwealth Bank of
             Australia....................       11,219
   2,486   National Australia Bank........       45,227
   4,797   Westpac Banking Corporation....       36,103
                                             ----------
                                                131,239
                                             ----------
           Brewery -- 0.3%
   3,062   FOSTER'S GROUP LTD*............        7,671
   4,923   Lion Nathan Limited............       13,831
                                             ----------
                                                 21,502
                                             ----------
           Building -- 0.0%
   4,131   Downer EDI.....................        1,392
                                             ----------
           Chemicals -- 0.1%
   1,812   Orica..........................        9,374
                                             ----------
           Construction Materials -- 0.1%
   3,890   Boral..........................        8,836
                                             ----------
           Gas - Distribution -- 0.0%
   4,263   Envestra Limited...............        2,154
                                             ----------
           Instruments -- 0.1%
   1,056   Pacific Dunlop.................        3,959
                                             ----------
           Insurance -- 0.2%
   2,110   AMP............................       13,415
   1,000   Insurance Australia Group......        1,657
                                             ----------
                                                 15,072
                                             ----------
           Media -- 0.5%
   2,960   APN News & Media Limited.......        4,311
   2,699   Publishing and Broadcasting....       11,498
   1,768   Seven Network Limited..........        4,756
   2,623   Ten Network Holdings...........        2,779
                                             ----------
                                                 23,344
                                             ----------
           Mining -- 0.0%
   3,920   Smorgon Steel Group*...........        2,492
                                             ----------
           Miscellaneous Financial -- 0.0%
   1,275   Challenger International.......        1,628
                                             ----------
           Oil -- 0.0%
   1,741   Oil Search.....................          672
                                             ----------
           Oil Comp -- Exploration &
             Production -- 0.0%
      30   Woodside Petroleum Limited.....          202
                                             ----------
           Real Estate Investment /
             Management -- 0.2%
   1,763   Lend Lease Corporation
             Limited*.....................        9,676
                                             ----------
           Steel -- 0.0%
   3,251   Onesteel Limited...............        2,827
                                             ----------
           Telephone -- 0.5%
  11,000   Telstra........................       28,333
                                             ----------
                                                272,065
                                             ----------

 SHARES                                        VALUE
--------                                    ------------
           COMMON STOCKS (CONTINUED)
           BELGIUM -- 0.0%
           Banking -- 0.0%
     100   Bel Kredietbank Belg Ord*......   $    3,147
                                             ----------
           FINLAND -- 1.1%
           Airlines -- 0.1%
   1,200   Finnair OYJ....................        4,874
                                             ----------
           Chemicals -- 0.1%
   1,300   Kemira OYJ.....................        8,595
                                             ----------
           Drugs -- 0.1%
   1,224   Tamro..........................        4,379
                                             ----------
           Electric Utilities -- 0.4%
   4,864   Fortum.........................       27,784
                                             ----------
           Insurance -- 0.1%
     500   Pohjola Group, Class D.........        6,968
                                             ----------
           Paper -- 0.3%
   1,800   M-real, Class B................       12,186
     700   Stora Enso OYJ-R...............        6,780
                                             ----------
                                                 18,966
                                             ----------
           Steel -- 0.0%
     300   Rautaruukki OYJ................        1,216
                                             ----------
                                                 72,782
                                             ----------
           FRANCE -- 9.9%
           Airlines -- 0.1%
   1,318   Air France.....................        9,509
                                             ----------
           Auto Parts -- 0.3%
     650   Valeo*.........................       18,649
                                             ----------
           Banking -- 2.0%
   1,622   Credit Lyonnais................       53,044
     280   Natexis Banques Populaires.....       19,592
   1,210   Societe Generale, Class A......       51,015
                                             ----------
                                                123,651
                                             ----------
           Building -- 0.0%
     480   Technical Olympic S.A. ........        1,471
                                             ----------
           Chemicals -- 0.1%
   1,406   Rhodia.........................        8,893
                                             ----------
           Construction Materials -- 0.9%
     269   Ciments Francais...............       12,269
   1,930   Compagnie De Saint-Gobain......       42,612
                                             ----------
                                                 54,881
                                             ----------
           Cosmetics & Toiletries -- 0.4%
     360   L' OREAL.......................       25,973
                                             ----------
           Defense -- 0.7%
      60   Dassault Aviation..............       19,509
     900   Thales SA......................       24,060
                                             ----------
                                                 43,569
                                             ----------
           Drugs -- 2.2%
   2,622   Aventis........................      137,339
                                             ----------
           Food -- 1.7%
     750   Groupe Danone..................       90,428
     650   Sodexho Alliance SA............       12,636
                                             ----------
                                                103,064
                                             ----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

 SHARES                                        VALUE
--------                                    ------------
           COMMON STOCKS (CONTINUED)
           FRANCE (CONTINUED)
           Insurance -- 0.7%
     810   Assurances Generales de
             France.......................   $   20,213
     784   CNP Assurances.................       26,019
                                             ----------
                                                 46,232
                                             ----------
           Machinery -- 0.1%
   1,234   Alstom.........................        4,659
                                             ----------
           Media -- 0.1%
   2,320   Havas SA.......................        7,796
                                             ----------
           Oil -- 0.2%
      44   Elf Gabon......................        7,175
      50   TotalFinaElf SA................        6,582
                                             ----------
                                                 13,757
                                             ----------
           Soaps & Cosmetics -- 0.4%
     879   Christian Dior.................       25,141
                                             ----------
                                                624,584
                                             ----------
           GERMANY -- 5.3%
           Autos -- 1.2%
   2,040   Volkswagen AG..................       74,194
                                             ----------
           Banking -- 0.2%
   1,200   Bayerische Vereinsbank Ag*.....       15,833
                                             ----------
           Chemicals -- 1.0%
   3,570   Bayer..........................       61,532
                                             ----------
           Insurance -- 1.0%
     740   Allianz........................       63,700
                                             ----------
           Machinery -- 0.4%
     730   Linde AG*......................       26,333
                                             ----------
           Paper & Related Products --0.0%
   1,320   DS Smith Plc...................        2,844
                                             ----------
           Software -- 1.5%
   2,750   Siemens........................       92,270
                                             ----------
                                                336,706
                                             ----------
           GREECE -- 0.0%
           Banking -- 0.0%
      14   Bank of Greece.................          777
                                             ----------
           HONG KONG -- 1.7%
           Airlines -- 0.1%
   5,000   Cathay Pacific Airways.........        6,763
                                             ----------
           Banking -- 0.5%
   8,000   Bank Of East Asia..............       14,052
   1,200   HSBC Holdings Plc..............       12,347
                                             ----------
                                                 26,399
                                             ----------
           Electric Utilities -- 0.3%
   4,000   Boc Hong Kong Holdings
             Limited......................        4,000
   4,000   CLP Holdings...................       16,615
                                             ----------
                                                 20,615
                                             ----------

 SHARES                                        VALUE
--------                                    ------------
           COMMON STOCKS (CONTINUED)
           HONG KONG (CONTINUED)
           Other Utilities -- 0.0%
   1,800   Hong Kong & China Gas
             Company......................   $    2,412
                                             ----------
           Real Estate Assets -- 0.3%
  10,000   Hang Lung Properties...........        8,911
   6,000   Henderson Investment...........        4,616
  13,000   New World Development
             Company......................        6,667
                                             ----------
                                                 20,194
                                             ----------
           Transportation -- 0.4%
   3,000   Kowloon Motor Bus Holdings.....       13,847
  10,891   MTR............................       12,428
                                             ----------
                                                 26,275
                                             ----------
           Travel/Entertainment -- 0.0%
   6,000   Hongkong & Shanghai Hotels.....        2,442
                                             ----------
           Wholesale -- 0.1%
   2,000   Yue Yuen Industrial
             (Holdings)...................        5,808
                                             ----------
                                                110,908
                                             ----------
           ITALY -- 4.3%
           Autos -- 0.5%
   3,000   Fiat...........................       29,056
                                             ----------
           Banking -- 0.5%
   8,000   Banca di Roma..................        7,859
  12,000   Banca Nazionale Lavoro.........       13,105
   4,000   Banca Popolare di Milano
             Scrl.........................       12,571
                                             ----------
                                                 33,535
                                             ----------
           Construction Materials -- 0.9%
   2,000   Italmobiliare..................       60,484
                                             ----------
           Insurance -- 0.9%
   4,000   Assicurazioni Generali.........       58,665
                                             ----------
           Oil -- 1.5%
   7,000   ENI............................       96,024
                                             ----------
                                                277,764
                                             ----------
           JAPAN -- 23.7%
           Auto / Truck Parts &
             Equipment -- 0.2%
   2,000   NGK Spark Plug*................       13,767
                                             ----------
           Autos -- 3.0%
   1,000   Aichi Toyota Motor.............        7,557
   4,000   Daihatsu Motor.................       14,293
     600   Denso..........................        9,763
   3,000   Fuji Heavy Industries..........       10,522
     800   Honda Motor....................       32,397
   3,000   Mazda Motor*...................        7,048
   3,000   Nissan Motors*.................       22,277
   1,100   Toyota Industries..............       17,385
   2,400   Toyota Motor...................       61,704
                                             ----------
                                                182,946
                                             ----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

 SHARES                                        VALUE
--------                                    ------------
           COMMON STOCKS (CONTINUED)
           JAPAN (CONTINUED)
           Banking -- 1.8%
       4   Mitsubishi Tokyo Financial
             Group........................   $   29,538
       8   Mizuho Holdings................       18,728
     500   Sanyo Shinpan Finance..........       10,104
   5,000   Sumitomo Mitsui Banking........       28,093
   5,000   The Joyo Bank*.................       14,128
   1,000   The Shizuoka Bank..............        6,769
       4   UFJ Holdings...................       10,613
                                             ----------
                                                117,973
                                             ----------
           Beverages -- 0.1%
     500   Kirin Beverage Corporation.....        8,645
                                             ----------
           Building -- 1.1%
     600   Chudenko Corporation...........        7,689
     500   Daito Trust Construction.......       11,110
   2,000   Daiwa House Industry...........       12,223
   3,000   Maeda..........................       10,449
   2,000   Nippon Hodo....................        8,116
   6,000   Obayashi.......................       15,525
   2,000   Yurtec Corporation.............        5,931
                                             ----------
                                                 71,043
                                             ----------
           Cellular -- 0.4%
       7   Nippon Telegraph and
             Telephone....................       23,287
                                             ----------
           Chemicals -- 0.6%
   1,000   Bridgestone....................       11,894
   1,000   Kaneka.........................        5,635
     400   Shin-Etsu Chemical*............       13,241
   4,000   Toyo Tire & Rubber.............        6,867
                                             ----------
                                                 37,637
                                             ----------
           Construction Materials -- 0.2%
   2,000   Matsushita Electric Works......       12,173
                                             ----------
           Cosmetics & Toiletries -- 0.5%
     400   Aderans Company Limited........        7,721
   1,000   Kao Corporation*...............       22,055
                                             ----------
                                                 29,776
                                             ----------
           Drugs -- 1.8%
   3,000   Kyowa Hakko Kogyo*.............       14,416
   2,000   Sankyo.........................       25,891
   1,000   Taisho Pharmaceutical..........       15,706
   1,000   Takeda Chemical Industries.....       40,331
   1,000   Yamanouchi Pharmaceutical......       21,932
                                             ----------
                                                118,276
                                             ----------
           Durables -- 0.5%
     800   Sony...........................       33,580
                                             ----------
           Electric Products -- 0.1%
   2,000   Sanyo Electric*................        6,769
                                             ----------
           Electric Utilities -- 0.6%
   2,000   Kandenko*......................        6,900
     700   Kansai Electric Power..........        9,832
   1,300   Tokyo Electric Power...........       23,493
                                             ----------
                                                 40,225
                                             ----------

 SHARES                                        VALUE
--------                                    ------------
           COMMON STOCKS (CONTINUED)
           JAPAN (CONTINUED)
           Electric -- Integrated -- 0.2%
     600   Chubu Electric Power Company...   $   10,104
                                             ----------
           Electronics -- 0.8%
   7,000   Hitachi........................       35,075
   2,000   NEC............................        9,644
   1,000   Sharp..........................        9,602
                                             ----------
                                                 54,321
                                             ----------
           Food -- 0.4%
   2,000   Kinki Coca-Cola Bottling.......       12,781
     500   Nissin Food Products*..........       10,104
                                             ----------
                                                 22,885
                                             ----------
           Insurance -- 0.6%
       2   Millea Holdings................       16,034
   4,000   Mitsui Sumitomo Insurance......       18,761
   3,000   Nisshin Fire & Marine
             Insurance....................        5,471
                                             ----------
                                                 40,266
                                             ----------
           Insurance -- Property,
             Casualty, Health -- 0.4%
   3,000   Nipponkoa Insurance Company*...       10,966
   3,000   Sompo Japan Insurance..........       17,693
                                             ----------
                                                 28,659
                                             ----------
           IT Hardware -- 1.5%
     200   Kyocera........................       13,389
   2,000   Matsushita Electric
             Industrial...................       20,749
   5,000   Mitsubishi Electric............       16,141
     200   Murata Manufacturing...........       10,186
     200   Rohm...........................       23,476
   3,000   Toshiba........................        9,167
                                             ----------
                                                 93,108
                                             ----------
           Liquor & Tobacco -- 0.7%
   2,000   Asahi Breweries................       12,880
       2   Japan Tobacco..................       12,617
   3,000   Kirin Brewery..................       17,743
                                             ----------
                                                 43,240
                                             ----------
           Machinery -- 1.1%
   4,000   Fuji Electric..................        9,299
   5,000   Kawasaki Heavy Industries*.....        5,093
   2,000   Makita.........................       11,336
   8,000   Mitsubishi Heavy Industries....       21,817
   2,000   Toyo Seikan Kaisha.............       22,425
                                             ----------
                                                 69,970
                                             ----------
           Media -- 0.2%
   1,000   Dai Nippon Printing............       10,835
                                             ----------
           Miscellaneous Financial -- 0.5%
   2,000   Daiwa Securities Group*........       11,040
   2,000   Nikko Securities...............        9,512
   6,000   Shinko Securities..............        8,625
                                             ----------
                                                 29,177
                                             ----------
           Motion Pictures &
             Services -- 0.1%
     700   Toho*..........................        7,302
                                             ----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

 SHARES                                        VALUE
--------                                    ------------
           COMMON STOCKS (CONTINUED)
           JAPAN (CONTINUED)
           Office Machinery -- 1.0%
   1,000   Canon..........................   $   32,693
   1,000   Fuji Photo Film................       29,818
                                             ----------
                                                 62,511
                                             ----------
           Oil Distribution -- 0.5%
   4,000   Nippon Oil.....................       17,217
   2,000   Showa Shell Sekiyu KK..........       11,812
                                             ----------
                                                 29,029
                                             ----------
           Optical Supplies -- 0.1%
     100   Hoya Corporation*..............        6,202
                                             ----------
           Other Utilities -- 0.1%
   2,000   Tokyo Gas......................        5,849
                                             ----------
           Paper -- 0.2%
   3,000   Chuetsu Pulp & Paper...........        5,298
       1   Nippon Unipac Holding..........        5,035
                                             ----------
                                                 10,333
                                             ----------
           Paper & Related Products --0.3%
     700   Upm-Kymmene Oy*................       19,232
                                             ----------
           Printing -- 0.1%
   1,000   Toppan Printing*...............        8,830
                                             ----------
           Real Estate Assets -- 0.3%
   1,000   Mitsubishi Estate Company
             Limited*.....................        7,992
   2,000   Sumitomo Realty &
             Development..................       11,500
                                             ----------
                                                 19,492
                                             ----------
           Retail -- 0.6%
   1,000   Ito-Yokado.....................       39,263
                                             ----------
           Retail Stores -- 0.5%
   1,000   Seven-Eleven Japan*............       33,843
                                             ----------
           Retail/Wholesale -- 0.4%
   1,000   Mitsubishi Corporation.........        6,719
   4,000   Mitsui.........................       20,996
                                             ----------
                                                 27,715
                                             ----------
           Schools -- 0.1%
     600   Benesse Corporation............        9,384
                                             ----------
           Security Services -- 0.3%
     500   Secom*.........................       20,002
                                             ----------
           Services -- 0.1%
   2,000   Fujitsu Limited................        8,641
                                             ----------
           Steel -- Producers -- 0.1%
   6,000   Nippon Steel Corporation*......        7,886
                                             ----------
           Telephone -- 0.6%
      23   NTT Docomo.....................       39,296
                                             ----------
           Transportation -- 0.5%
       3   East Japan Railway.............       13,997
   1,000   Yamato Transport*..............       15,032
                                             ----------
                                                 29,029
                                             ----------

 SHARES                                        VALUE
--------                                    ------------
           COMMON STOCKS (CONTINUED)
           JAPAN (CONTINUED)
           Travel/Entertainment -- 0.5%
     800   Heiwa..........................   $   12,111
     100   Nintendo.......................       11,648
     300   Sankyo Gunma...................        8,280
                                             ----------
                                                 32,039
                                             ----------
                                              1,514,540
                                             ----------
           LUXEMBOURG -- 0.5%
           Metals -- 0.5%
   1,333   Arcelor*.......................       13,227
   1,548   Arcelor*.......................       15,696
                                             ----------
                                                 28,923
                                             ----------
                                                 28,923
                                             ----------
           NETHERLANDS -- 5.8%
           Banking -- 1.0%
   5,620   ABN AMRO Holding...............       61,541
                                             ----------
           IT Hardware -- 1.2%
   5,490   Koninklijke (Royal) Philips
             Electronics..................       79,759
                                             ----------
           Liquor & Tobacco -- 0.4%
     950   Heineken Holding, Class A......       27,265
                                             ----------
           Media -- 0.0%
     140   Wegener........................          643
                                             ----------
           Oil Comp-Integrated -- 3.2%
   5,020   Royal Dutch Petroleum..........      202,668
                                             ----------
                                                371,876
                                             ----------
           NEW ZEALAND -- 0.2%
           Food -- 0.1%
  15,200   Carter Holt Harvey.............       11,264
                                             ----------
           Miscellaneous Financial -- 0.1%
   2,000   Tower Limited..................        3,564
                                             ----------
                                                 14,828
                                             ----------
           NORWAY -- 0.2%
           Food -- 0.2%
     400   Norsk Hydro....................       15,059
                                             ----------
           PORTUGAL -- 0.4%
           Electric Utilities -- 0.4%
  18,000   Electricidade de Portugal SA...       26,862
                                             ----------
           SINGAPORE -- 0.9%
           Aircraft -- 0.2%
  13,000   Singapore Technologies
             Engineering..................       12,215
                                             ----------
           Diversified Operations -- 0.3%
   3,000   Jardine Matheson Holdings
             Limited*.....................       17,249
                                             ----------
           Financial Investments -- 0.1%
   2,000   Overseas Union Enterprise......        6,189
                                             ----------
           Real Estate Assets -- 0.2%
   5,000   Keppel.........................       12,210
   3,000   Singapore Land.................        5,368
                                             ----------
                                                 17,578
                                             ----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

 SHARES                                        VALUE
--------                                    ------------
           COMMON STOCKS (CONTINUED)
           SINGAPORE (CONTINUED)
           Services -- 0.1%
   6,000   Singapore Airport Terminal
             Services.....................   $    5,368
                                             ----------
                                                 58,599
                                             ----------
           SPAIN -- 3.0%
           Banking -- 0.5%
   4,690   Banco Bilbao Vizcaya
             Argentaria...................       35,042
                                             ----------
           Building -- 0.2%
     276   Fomento de Construcciones y
             Contratas SA.................        5,423
   1,220   Obrascon Huarte Lain...........        5,787
                                             ----------
                                                 11,210
                                             ----------
           Building Products --
             Cement/Aggregate -- 0.0%
      20   Cementos Portland..............          731
                                             ----------
           Electric Utilities -- 1.3%
   4,780   Iberdrola......................       61,886
   1,930   Union Fenosa, SA...............       24,796
                                             ----------
                                                 86,682
                                             ----------
           Insurance -- 0.2%
   1,750   Corporacion Mapfre.............        9,858
                                             ----------
           Oil -- 0.8%
   4,180   Repsol YPF.....................       49,532
                                             ----------
           Real Estate Development -- 0.0%
     159   Inmobiliaria Urbis SA..........          753
                                             ----------
                                                193,808
                                             ----------
           SWEDEN -- 1.5%
           Autos -- 0.0%
     200   Volvo AB-A.....................        2,750
                                             ----------
           Banking -- 0.2%
   3,600   Nordea.........................       14,287
                                             ----------
           Durables -- 0.7%
   2,600   Electrolux, Class B............       39,256
                                             ----------
           Healthcare -- 0.2%
   2,800   Gambro AB-A....................       11,143
                                             ----------
           Paper -- 0.4%
     900   Svenska Cellulosa, Class B.....       27,857
                                             ----------
           Paper & Related Products --0.0%
      20   Svenska Cellulosa AB...........          621
                                             ----------
                                                 95,914
                                             ----------
           SWITZERLAND -- 8.1%
           Airlines -- 0.0%
      30   SAirGroup*.....................            2
                                             ----------
           Drugs -- 2.6%
   2,500   Roche Holding..................      169,105
                                             ----------
           Financial Investments -- 1.3%
   2,060   UBS AG-Registered*.............       85,717
                                             ----------
           Food -- 3.4%
     960   Nestle.........................      209,829
                                             ----------

 SHARES                                        VALUE
--------                                    ------------
           COMMON STOCKS (CONTINUED)
           SWITZERLAND (CONTINUED)
           Insurance -- 0.8%
      70   Schweizerische
             Lebensversicherungs- und
             Rentenanstalt (Swiss Life)...   $    6,213
     510   Zurich Financial Services......       47,600
                                             ----------
                                                 53,813
                                             ----------
           Travel/Entertainment -- 0.0%
       4   Kuoni Reisen Holding...........          706
                                             ----------
                                                519,172
                                             ----------
           UNITED KINGDOM -- 25.5%
           Advertising -- 0.1%
   5,062   Aegis Group....................        5,433
                                             ----------
           Banking -- 5.5%
  18,000   Barclays.......................      105,160
   3,000   HBOS...........................       27,717
   6,000   HSBC Holdings..................       60,765
   9,000   Lloyds TSB Group...............       66,450
   5,000   Royal Bank of Scotland Group...       94,356
                                             ----------
                                                354,448
                                             ----------
           Beverages -- 2.7%
   2,146   Cadbury Schweppes*.............       14,343
  13,000   Diageo PLC*....................      161,302
                                             ----------
                                                175,645
                                             ----------
           Building -- 0.3%
   2,000   The Berkeley Group.............       18,620
                                             ----------
           Construction Materials -- 0.3%
  10,000   Aggregate Industries...........       10,772
  11,000   Pilkington.....................        9,471
                                             ----------
                                                 20,243
                                             ----------
           Financial Investments -- 1.5%
  12,000   CGNU...........................       67,465
  26,000   Old Mutual.....................       28,519
                                             ----------
                                                 95,984
                                             ----------
           Food -- 0.6%
   4,000   Associated British Foods.......       35,855
                                             ----------
           Insurance -- 0.1%
   3,000   John Mowlem....................        6,392
                                             ----------
           Liquor & Tobacco -- 2.1%
   9,000   British American Tobacco.......       91,856
   6,000   South African Breweries........       41,139
                                             ----------
                                                132,995
                                             ----------
           Metals -- 0.9%
  12,770   BHP Billiton...................       59,244
                                             ----------
           Oil - International -- 6.8%
  38,000   BP Amoco.......................      253,976
  29,000   Shell Transport & Trading
             Co. .........................      172,844
                                             ----------
                                                426,820
                                             ----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

 SHARES                                        VALUE
--------                                    ------------
           COMMON STOCKS (CONTINUED)
           UNITED KINGDOM (CONTINUED)
           Retail -- 1.8%
  12,000   J Sainsbury....................   $   52,839
   9,000   Kingfisher.....................       29,156
   1,453   Marks & Spencer Group..........        7,335
   8,000   Safeway........................       26,231
                                             ----------
                                                115,561
                                             ----------
           Soaps & Cosmetics -- 0.1%
   3,000   Body Shop International........        4,812
                                             ----------
           Telephone -- 1.4%
  26,000   BT Group*......................       67,260
  14,000   Cable & Wireless...............       25,429
                                             ----------
                                                 92,689
                                             ----------
           Transportation -- 0.3%
  13,000   Stagecoach Holdings............        4,140
   2,000   Tibbett & Britten Group........       13,354
                                             ----------
                                                 17,494
                                             ----------
           Travel/Entertainment -- 1.0%
   1,000   Hilton Group...................        2,516
   5,000   Mytravel Group.................        6,408
   5,770   Six Continents.................       53,808
                                             ----------
                                                 62,732
                                             ----------
                                              1,624,967
                                             ----------
           TOTAL COMMON STOCKS............    6,163,281
                                             ----------
PRINCIPAL                                       VALUE
---------                                    ------------
            REPURCHASE AGREEMENT -- 1.7%
            UNITED STATES -- 1.7%
$111,000    State Street Bank, dated
              9/30/02, due 10/01/02 at
              0.25% with a maturity value
              of $111,001 (Fully
              collateralized by Fannie Mae
              securities)..................   $  111,000
                                              ----------
            TOTAL REPURCHASE AGREEMENT.....      111,000
                                              ----------
            TOTAL INVESTMENTS (COST
              $7,853,709) (a) -- 98.0%.....    6,274,281
            OTHER ASSETS IN EXCESS OF
              LIABILITIES -- 2.0%..........      130,544
                                              ----------
            NET ASSETS -- 100.0%...........   $6,404,825
                                              ==========

---------------

*  Non-income producing security.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized depreciation as follows:

   Unrealized appreciation................  $    87,175
   Unrealized depreciation................   (1,666,603)
                                            -----------
   Net unrealized depreciation............  $(1,579,428)
                                            ===========

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG GLOBAL LONG/SHORT EQUITY FUND (a)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN AS OF 9/30/02

                                                                             SINCE INCEPTION    SINCE INCEPTION
                                                              LAST 1 YEAR       (9/29/00)          (8/23/01)
                                                              -----------    ---------------    ---------------
Institutional Shares (MSMNX)................................     16.27%           15.33%                --
Investor Shares (RMSIX).....................................     15.93%              --              24.34%
Class A Shares (RMNAX)(1)...................................     14.38%           14.15%                --
Class A Shares*.............................................      8.08%           10.96%                --
Class B Shares (RMNBX)(1)...................................     13.68%           13.51%                --
Class B Shares**............................................      8.68%           11.73%                --
U.S. 90-day Treasury Bills..................................      1.97%            3.40%              2.11%

Past performance is not indicative of future results.

    Since its inception, the AXA Rosenberg Global Long/Short Equity Fund has outperformed its benchmark, 90-day T-bills, by 11.93% in the Institutional Shares. The Fund is currently an equally-weighted combination of three distinct market neutral strategies -- Value Long/Short Equity, Large/Mid Cap Long/Short Equity, and Growth Long/Short Equity. Because each strategy has a unique earnings profile, the Manager expects that over the long run, there will not be a systematic relationship between the returns of the Fund and the value/growth cycle in the U.S. equity market. The Manager intends to add non-U.S. long/short strategies to the Fund as soon as is feasible.

    For the six month period ending September 2002, the Fund outperformed the benchmark by 22.10% in the Institutional Shares, and 21.94% in the Investor Shares. Though all three constituent strategies posted positive returns over the period, the Fund's performance was driven primarily by exceptionally strong returns to the Value Long/Short Equity constituent strategy.

    On July 31, 2002, the name of the Fund was changed to AXA Rosenberg Global Long/Short Equity Fund in anticipation of the addition of non-U.S. long/short strategies.

    The minimum investment for Institutional Shares is $1 million. The minimum investment for Investor shares is $2,500.

    Performance data represents past performance which does not guarantee future results. Investment return and principal value may increase or decrease depending upon market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost.

    Investment in shares of the AXA Rosenberg Global Long/Short Equity Fund is more volatile and risky than some other forms of investments. Since the Fund has both a long and a short portfolio, an investment in the AXA Rosenberg Global Long/ Short Equity Fund will involve risks associated with twice the number of investment decisions made for a typical stock fund. These types of fund typically have a high portfolio turnover that could increase transaction costs and cause short-term capital gains to be realized. While it may be the intent of the Manager to take long positions in stocks that outperform the market and short positions in stocks that underperform the market, in various market climates, there is no assurance that the Manager will be successful.

    Since risk in the AXA Rosenberg Global Long/Short Equity Fund relates specifically to the Manager's stock selection techniques and not to any systematic or economy-wide factors, the proper benchmark is an asset that also has the least exposure to systematic influences. 90-day T-bills are such an asset. An investment in 90-day T-bills is different from an investment in the AXA Rosenberg Global Long/Short Equity Fund because T-bills are backed by the full faith and credit of the U.S. government. T-bills have a fixed rate of return, and investors do not bear the risk of losing their investment. The income received from T-bills is free from state income tax.

    Total return includes change in share price and reinvestment of distributions. Total return set forth may reflect the waiver of a portion of the Fund's advisory or administrative fees for certain periods since the inception date. In such instances, and without the waiver of fees, total return would have been lower.

    Portfolio holdings are subject to change and may not represent current or future holdings.

    AXA Rosenberg Mutual Funds are distributed by Barr Rosenberg Funds Distributor, Inc.

---------------

(a) Formerly the AXA Rosenberg Multi-Strategy Market Neutral Fund.
 * Reflects maximum 5.50% sales charge.

** Reflects the applicable contingent deferred sales charge (CDSC) maximum
   5.00%.

 (1) Prior to the inception of Class A and Class B Shares on October 1, 2001, the performance is based on Institutional Share performance adjusted to reflect the deduction of fees and expenses.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG GLOBAL LONG/SHORT EQUITY FUND (a)
SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                       VALUE
----------                                  -----------
             COMMON STOCKS -- 86.9%
             AGRICULTURE -- 0.3%
     2,500   Bunge Limited................  $    60,500
                                            -----------
             AIRLINES -- 0.1%
       600   CNF..........................       18,834
     1,100   Mesa Air Group*..............        4,015
                                            -----------
                                                 22,849
                                            -----------
             AUTOS -- 1.5%
     3,900   Delphi Automotive Systems....       33,345
       100   Eaton........................        6,374
     3,400   General Motors...............      132,260
     1,000   Kroll*.......................       19,830
       400   Midas*.......................        2,000
       300   Monro Muffler Brake*.........        5,358
       400   Oshkosh Truck................       22,560
       200   R&B*.........................        1,732
       400   Spartan Motors...............        4,520
       200   Strattec Security*...........       10,204
     4,100   Visteon......................       38,827
                                            -----------
                                                277,010
                                            -----------
             BANKING -- 5.8%
       200   Acadiana Bancshares..........        7,534
     7,100   American Express.............      221,378
     3,600   Bank of America..............      229,680
     1,000   Banknorth Group..............       23,750
       300   Capital Bank Corporation.....        4,290
       500   City Holding.................       12,870
       300   Colonial BancGroup...........        3,720
       400   Columbia Banking System*.....        4,428
       800   Commercial Federal...........       17,416
       200   Connecticut Bancshares.......        7,406
     2,200   Fannie Mae...................      130,988
       100   First Citizens BancShares,
               Class A....................       10,308
       300   First Marine Bancorp*........        3,093
       500   First Tennessee National.....       17,335
     2,400   FleetBoston Financial........       48,792
       200   Gateway Financial
               Holdings*..................        1,440
       200   Habersham Bancorp............        3,310
       800   Hibernia Corporation Class
               A..........................       15,992
       200   Horizon Bancorp..............        4,400
       200   Intervest Bancshares*........        2,108
       400   Irwin Financial Corp. .......        6,800
     1,200   New Century Financial........       28,080
       800   New York Community Bancorp...       22,536
     2,800   PNC Financial Services
               Group......................      118,076
       200   Psb Bancorp*.................        1,344
       600   Republic Bancshares*.........       11,664
       500   Riggs National...............        7,145
       100   The Banc Corporation*........          774
       200   Timberland Bancorp...........        3,348
     5,100   U.S. Bancorp.................       94,758
       400   UCBH Holdings................       15,716
       200   Union Bankshares Ltd.*.......        4,464
       300   Unity Bancorp*...............        1,950
       300   Wintrust Financial...........        8,595
                                            -----------
                                              1,095,488
                                            -----------
             BIOTECHNOLOGY -- 0.2%
       400   BIO-REFERENCE Labs*..........        2,600

  SHARES                                       VALUE
----------                                  -----------
             COMMON STOCKS (CONTINUED)
             BIOTECHNOLOGY (CONTINUED)
     1,100   MedImmune*...................  $    23,012
       300   Stem Cell Preservation
               Foundation.................            0
       900   Telik*.......................       11,142
                                            -----------
                                                 36,754
                                            -----------
             BUILDING -- 1.8%
       700   Apogee Enterprises...........        7,658
       500   Beazer Homes USA*............       30,525
     2,200   Centex.......................       97,570
       700   KB Home......................       34,188
     1,700   Lennar.......................       94,826
     1,000   Pulte Corp. .................       42,630
       400   The Ryland Group.............       14,868
     1,100   Willbros Group*..............       11,418
                                            -----------
                                                333,683
                                            -----------
             CELLULAR -- 0.1%
     1,700   InterDigital
               Communications*............       14,790
                                            -----------
             CHEMICALS -- 0.7%
       300   A. Schulman..................        5,199
       300   Balchem......................        6,495
       200   Cytec Industries*............        4,390
     1,100   Great Lakes Chemical.........       26,422
       800   Minerals Technologies........       29,656
       700   Sherwin-Williams.............       16,576
       800   Sigma-Aldrich................       39,416
                                            -----------
                                                128,154
                                            -----------
             COMPUTERS -- 1.7%
     1,000   Ansys, Inc.*.................       17,230
       100   California First Natl
               Bancor.....................        1,351
       300   Cognizant Technology
               Solutions*.................       17,241
     4,000   Dell Computer*...............       94,040
       900   Digital River, INC.*.........        6,903
     1,800   Iomega CORP.*................       19,242
       800   Manhattan Associates,
               Inc.*......................       10,816
       200   Merge Technologies INC.*.....          826
       200   Nwh INC.*....................        2,356
       300   Par Technology Corp.*........        1,368
       800   Pec Solutions, Inc.*.........       17,808
     1,600   Pinnacle Systems, Inc.*......       17,280
     4,200   Red Hat, Inc.*...............       19,950
       900   SPSS*........................       10,413
     1,000   Systems & Computer
               Technology*................        7,000
     2,300   Take-Two Interactive
               Software*..................       66,700
                                            -----------
                                                310,524
                                            -----------
             CONSTRUCTION MATERIALS --0.3%
       400   Ameron International.........       19,676
       300   AMREP*.......................        2,448
       900   Cymer*.......................       16,776
       300   Matrix Service*..............        2,100
       300   Michael Baker*...............        3,090
       200   Sensytech*...................        1,802
       100   The Toro Company.............        5,625
                                            -----------
                                                 51,517
                                            -----------
             DEFENSE -- 1.0%
       100   Allied Research*.............        2,050

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG GLOBAL LONG/SHORT EQUITY FUND (a)
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                       VALUE
----------                                  -----------
             COMMON STOCKS (CONTINUED)
             DEFENSE (CONTINUED)
       400   Esco Technologies*...........  $    12,920
       300   Integrated Defense
               Technology*................        5,910
     2,400   Lockheed Martin
               Corporation................      155,208
       300   Pemco Aviation Group*........        5,700
                                            -----------
                                                181,788
                                            -----------
             DRUGS -- 2.4%
     1,300   Affymetrix*..................       27,040
       800   Allos Therapeutics*..........        6,784
     1,300   Bausch & Lomb................       43,121
       600   Bentley Pharmaceuticals*.....        5,100
       400   Biosource International*.....        2,408
       600   Cambrex......................       22,080
     1,000   Connetics*...................        9,250
       800   Endo Pharmaceuticals
               Holdings*..................        6,824
       200   Forest Laboratories, Class
               A*.........................       16,402
       500   Hi-Tech Pharmacal*...........        6,635
       750   Immucor*.....................       12,188
     1,000   Medical Company*.............       10,978
     1,100   Meridian Bioscience..........        6,402
     2,500   Mylan Laboratories...........       81,850
     1,500   NBTY*........................       19,470
       400   New Brunswick Scientific*....        2,196
       500   Nutraceutical
               International*.............        4,025
     3,000   Perrigo*.....................       31,890
     3,700   Pfizer.......................      107,373
     1,100   Scios*.......................       27,995
       400   Synaptic Pharmaceutical*.....        1,976
                                            -----------
                                                451,987
                                            -----------
             DURABLES -- 1.5%
       900   3M...........................       98,973
     2,800   Harley-Davidson..............      130,060
       500   Polaris Industries...........       31,000
       200   Raven Industries.............        5,340
       100   Royal Appliance
               Manufacturing*.............          398
       600   TBC*.........................        6,222
                                            -----------
                                                271,993
                                            -----------
             ELECTRIC UTILITIES -- 0.9%
       500   Central Vermont Public
               Service....................        8,815
     1,800   Constellation Energy Group...       44,622
       100   Green Mountain Power.........        1,770
       700   Northeast Utilities..........       11,830
     2,800   Pepco Holdings...............       55,860
     4,200   PG & E*......................       47,292
                                            -----------
                                                170,189
                                            -----------
             ELECTRONICS -- 0.8%
     1,700   Danaher......................       96,645
       500   Datascope....................       13,530
       600   IDEXX Laboratories*..........       18,569
       300   Movado Group.................        4,875
       300   OYO Geospace*................        3,747
       300   Vital Signs..................        8,913
                                            -----------
                                                146,279
                                            -----------
             FINANCIAL INVESTMENTS -- 0.6%
       600   Cherokee*....................        9,678

  SHARES                                       VALUE
----------                                  -----------
             COMMON STOCKS (CONTINUED)
             FINANCIAL INVESTMENTS
               (CONTINUED)
       900   Choice Hotels
               International*.............  $    20,799
     1,100   Countrywide Credit
               Industries.................       51,865
       400   Fidelity National
               Financial..................       11,496
       800   Headwaters*..................       11,056
       200   HPSC*........................        1,670
       600   Royal Gold...................       11,442
                                            -----------
                                                118,006
                                            -----------
             FOOD -- 1.5%
     2,100   Anheuser Busch Companies,
               Inc. ......................      106,260
       400   Boston Beer Company, Inc. --
               Class A*...................        5,560
     1,100   Coca-Cola....................       52,756
       700   Corn Products
               International..............       20,125
       400   Dreyer's Grand Ice Cream.....       27,944
       300   Flowers Foods*...............        6,819
       400   Horizon Organic Holding*.....        6,240
       300   Midwest Grain Products.......        2,190
       300   Penford......................        4,050
       100   PepsiCo......................        3,695
       200   Seaboard.....................       43,000
       300   Seneca Foods, Class B*.......        4,185
                                            -----------
                                                282,824
                                            -----------
             HEALTH -- 3.5%
       200   Almost Family*...............        1,430
       300   Amerigroup*..................       10,065
       100   Amsurg*......................        3,017
     2,600   Coventry Health Care*........       84,500
       400   Curative Health Services*....        4,340
     1,200   Health Net*..................       25,740
     1,300   HEALTHSOUTH*.................        5,395
     4,900   Humana*......................       60,760
       400   LabOne*......................        6,464
     1,100   Lincare Holdings*............       34,144
       242   MEDTOX Scientific*...........        1,755
       200   National Dentex*.............        3,618
       315   National Home Health Care*...        2,898
       400   Nautilus Group*..............        7,800
       500   Rita Medical Systems*........        2,195
     1,400   Sierra Health Services*......       25,116
       800   Stericycle*..................       27,136
     2,900   Tenet Healthcare*............      143,549
     2,000   Triad Hospitals*.............       75,900
     1,400   UnitedHealth Group...........      122,108
       300   USANA Health Sciences*.......        1,950
       600   Virbac*......................        3,048
                                            -----------
                                                652,928
                                            -----------
             HOME FURNISHINGS -- 0.0%
       200   Flexsteel Industries.........        2,720
       200   Knape & Vogt Manufacturing...        2,158
       100   Stanley Furniture Company*...        2,124
                                            -----------
                                                  7,002
                                            -----------
             HOSPITALS -- 0.1%
     1,300   VCA Antech*..................       16,042
                                            -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG GLOBAL LONG/SHORT EQUITY FUND (a)
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                       VALUE
----------                                  -----------
             COMMON STOCKS (CONTINUED)
             HOUSEHOLD -- 1.4%
       700   Alliance Gaming*.............  $    10,822
     4,400   Brunswick....................       92,576
       300   Bush Industries..............        2,418
       400   BWAY*........................        5,560
     1,700   Callaway Golf................       17,680
     1,500   International Game
               Technology*................      103,710
       700   Johnson Outdoors, Class A*...        7,357
     1,100   Kimball International, Class
               B..........................       15,202
       500   Select Comfort*..............        3,075
       200   Watso Incorporated -- Class
               B..........................        2,800
                                            -----------
                                                261,200
                                            -----------
             INSTRUMENTS -- 4.5%
       400   Advanced Neuromodulation
               Systems*...................       13,312
     1,600   Alaris Medical*..............        7,632
       600   Bio-Rad Laboratories, Class
               A*.........................       22,596
     3,300   Boston Scientific*...........      104,148
       800   Checkpoint Systems*..........        9,880
       600   CONMED*......................       12,090
       700   Cyberonics*..................       12,047
     2,300   Eastman Kodak................       62,652
     1,900   Edwards Lifesciences*........       48,621
       300   Esterline Technologies*......        4,992
       400   Healthtronics Surgical
               Services*..................        3,348
       300   Hologic*.....................        2,940
       300   Integrity Medica*............        1,497
       400   Interpore International*.....        3,240
       600   Invacare.....................       20,550
       300   Invivo*......................        4,032
       300   Isco.........................        2,550
     4,100   Johnson & Johnson............      221,727
       700   Johnson Controls.............       53,774
       200   Kewaunee Scientific..........        1,868
       300   Mentor.......................        9,564
       250   Merit Medical Systems*.......        4,828
       300   Mesa Laboratories*...........        1,935
       800   Mine Safety Appliances.......       31,352
     1,100   MTS Systems..................       10,416
       700   Ocular Sciences*.............       16,352
       800   Orthologic Corporation*......        3,096
     1,800   Quidel*......................        8,046
       300   Rehabilicare*................        1,044
     1,300   Silicon Image*...............        5,317
       800   Sonic Innovations*...........        4,200
     1,600   STERIS*......................       39,856
       300   Synovis Life Technologies*...        2,190
     5,100   Thermo Electron*.............       82,263
       500   Utah Medical Products*.......        8,035
       500   Wright Medical Group*........        9,515
                                            -----------
                                                851,505
                                            -----------
             INSURANCE -- 4.1%
       300   American Medical Security
               Group*.....................        4,242
       200   American Safety Insurance
               Group......................        1,548
     1,200   CIGNA........................       84,900
     1,300   Cobalt*......................       21,710

  SHARES                                       VALUE
----------                                  -----------
             COMMON STOCKS (CONTINUED)
             INSURANCE (CONTINUED)
       200   Great American Financial
               Resources..................  $     3,110
     1,500   Loews........................       64,335
       300   Markel*......................       59,754
     1,700   MBIA.........................       67,915
     2,800   MetLife......................       63,728
     1,000   MGIC Investment..............       40,830
       300   National Western Life
               Insurance, Class A*........       30,600
     1,000   Odyssey Re Holdings..........       16,610
     1,100   Old Republic International...       31,218
       300   Pico Holdings*...............        3,300
       300   Pxre Group Ltd. .............        6,645
       800   Radian Group.................       26,128
     9,400   Travelers Property Casualty,
               Class A*...................      124,080
     3,100   Unumprovident................       63,085
       150   Wesco Financial..............       46,125
                                            -----------
                                                759,863
                                            -----------
             IT HARDWARE -- 3.7%
     3,600   Applied Materials*...........       41,580
       600   Artisan Components*..........        5,465
       900   Avid Technology*.............        9,270
    21,900   Cisco Systems*...............      229,512
       600   Cobra Electronics*...........        3,750
       300   Diodes*......................        2,190
     1,900   Emulex*......................       21,394
       200   Espey Mfg. & Electronics.....        3,750
     2,800   Extreme Networks*............       11,788
       400   Fargo Electronics*...........        3,280
       400   General Dynamics.............       32,532
     1,700   Harris.......................       56,933
       900   IDX Systems*.................       11,169
     1,300   Imation*.....................       36,829
     3,400   Intel........................       47,226
     1,500   Inter-Tel....................       30,525
       200   Juno Lighting*...............        2,148
       200   K-Tron International*........        2,540
       300   Laserscope*..................        1,077
       600   Level 3 Communications*......       31,620
       700   MagneTek*....................        2,240
     1,900   Marvell Technology Group*....       30,115
       600   Mediware Information
               Systems*...................        4,608
     1,100   Methode Electronics..........       10,098
       200   Nortech Systems*.............        1,400
       300   OmniVision Technologies*.....        1,977
     1,100   Pegasystems*.................        6,006
     1,100   QLogic*......................       28,644
     1,500   ScanSoft*....................        4,950
       300   Signal Technology*...........        2,760
     1,300   Silicon Laboratories*........       23,829
       200   Tyler Technologies*..........          880
                                            -----------
                                                702,085
                                            -----------
             LIQUOR & TOBACCO -- 0.7%
     2,600   Panamerican Beverage, Class
               A..........................       24,648

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG GLOBAL LONG/SHORT EQUITY FUND (a)
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                       VALUE
----------                                  -----------
             COMMON STOCKS (CONTINUED)
             LIQUOR & TOBACCO (CONTINUED)
     2,700   Philip Morris................  $   104,760
                                            -----------
                                                129,408
                                            -----------
             MACHINERY -- 4.1%
       800   AGCO.........................       18,560
       500   Albany International Class
               A..........................        9,490
     1,600   American Standard
               Companies*.................      101,792
       500   Applied Industrial
               Technology.................        8,475
       300   BHA Group Holdings, Class
               A..........................        4,710
       700   Black & Decker...............       29,351
       300   Cascade*.....................        4,215
       200   Chicago Rivet & Machine......        5,020
     1,200   Cummins......................       28,344
       500   Emcor Group*.................       24,850
     1,700   Fortune Brands...............       80,393
       300   FUEL-TECH N.V.*..............        1,287
       300   Gehl*........................        3,078
     1,100   Griffon*.....................       11,715
     1,500   Harsco.......................       40,785
     1,000   ITT Industries...............       62,330
     1,100   Lafarge Corp. ...............       31,867
       400   Lincoln Electric Holdings....        8,852
     1,900   Newmont Mining...............       52,269
     1,300   Noble Corporation*...........       40,300
       200   Peerless Mfg.*...............        1,678
       300   Raytech*.....................        1,827
       300   Silgan Holdings*.............        8,532
       500   Snap-on......................       11,490
       300   SPX*.........................       30,270
       600   Tecumseh Products, Class B...       23,400
       600   Teleflex.....................       27,348
       200   The Eastern Company..........        2,450
     1,900   Timken.......................       31,825
     1,200   United Technologies..........       67,788
                                            -----------
                                                774,291
                                            -----------
             MATERIALS -- 0.0%
       300   Bairnco......................        1,650
                                            -----------
             MEDIA -- 1.5%
       900   Beasley Broadcast Group*.....       11,304
       700   Bowne & Co. .................        7,000
       200   Equity Marketing*............        2,150
       100   Grey Global Group............       59,000
     1,700   McGraw-Hill Cos..............      104,074
       500   Media General, Class A.......       25,425
     1,100   Radio One*...................       18,326
     1,300   Scholastic*..................       58,084
                                            -----------
                                                285,363
                                            -----------
             METALS -- 0.4%
       300   Commercial Metals............        5,376
       300   Gibraltar Steel..............        6,678
       800   Intermet.....................        3,848
       300   MITY-LITE*...................        3,369
       300   Olympic Steel*...............          846
       900   Oregon Steel Mills*..........        5,508
       300   Reliance Steel & Aluminum....        6,555
       400   Ryerson Tull.................        2,572

  SHARES                                       VALUE
----------                                  -----------
             COMMON STOCKS (CONTINUED)
             METALS (CONTINUED)
       500   Southern Peru Copper.........  $     6,855
       700   Steel Technologies...........       11,872
       300   TB Wood's....................        2,040
     1,300   Worthington Industries.......       24,310
                                            -----------
                                                 79,829
                                            -----------
             MISCELLANEOUS
               FINANCIAL -- 2.1%
     1,000   A.G. Edwards.................       31,980
       200   Chase Corporation............        1,900
     1,400   Federated Investors, Class
               B..........................       37,786
     1,300   Friedman, Billings, Ramsey
               Group, Class A*............       13,169
       200   Greater Atlantic
               Financial*.................        1,210
       600   Interactive Data*............        7,350
       200   Legg Mason...................        8,512
       700   LendingTree*.................       10,318
       300   Local Financial*.............        4,143
     3,300   Marathon Oil.................       74,844
     1,400   PRG-Schultz International*...       17,332
       500   Protective Life
               Corporation................       15,385
     1,200   Provident Financial Group....       30,108
     2,800   Prudential Financial*........       79,968
     1,400   Raymond James Financial......       37,898
       500   Resource America, Class A....        4,000
       200   Selective Insurance Group....        4,346
       100   Stewart Information
               Services*..................        2,135
       100   Stifel Financial.............        1,270
       300   Whitman Education Group*.....        1,722
                                            -----------
                                                385,376
                                            -----------
             OFFICE MACHINERY -- 1.0%
       300   Ciprico*.....................          885
     1,100   Coinstar*....................       28,358
       200   Drexler Technology*..........        2,908
       600   Hunt.........................        5,160
     1,600   NCR*.........................       31,680
       300   Printronix*..................        2,901
     3,100   Storage Technology*..........       32,581
       300   Stratasys*...................        1,446
     4,800   VERITAS Software*............       70,416
     2,500   Western Digital*.............       11,750
                                            -----------
                                                188,085
                                            -----------
             OIL -- 0.9%
     1,100   Kerr-McGee...................       47,784
     1,500   Newfield Exploration*........       50,385
     1,800   Ocean Energy.................       35,910
       300   Penn Virginia................        9,720
       900   Southwestern Energy*.........       10,800
     1,000   Tom Brown*...................       22,900
                                            -----------
                                                177,499
                                            -----------
             OIL DISTRIBUTION -- 0.9%
     2,200   ChevronTexaco................      152,350
       100   Quaker Chemical..............        1,924
     1,500   TransMontaigne*..............        7,470
                                            -----------
                                                161,744
                                            -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG GLOBAL LONG/SHORT EQUITY FUND (a)
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                       VALUE
----------                                  -----------
             COMMON STOCKS (CONTINUED)
             OIL SERVICES -- 2.2%
       200   Adams Resources & Energy.....  $       890
     1,800   BJ Services*.................       46,800
       300   Encore Acquisition*..........        4,935
     1,200   Forest Oil*..................       30,600
     4,300   GlobalSantaFe................       96,105
       200   Greka Energy*................        1,040
       400   Gulf Island Fabrication*.....        4,704
       500   Hydril*......................       12,440
       300   Natco Group Class A*.........        2,259
       600   Oil States International*....        6,000
     1,400   Petroleum Development*.......        7,140
       700   SEACOR SMIT*.................       28,693
       200   Torch Offshore*..............        1,030
     1,100   Unit*........................       21,065
     3,800   Varco International*.........       64,296
       500   Veritas DGC*.................        5,405
     1,300   Weatherford International,
               Ltd.*......................       48,282
     1,700   Xto Energy...................       35,037
                                            -----------
                                                416,721
                                            -----------
             OTHER UTILITIES -- 0.7%
       300   Blue Rhino*..................        4,587
       200   Chesapeake Utilities.........        3,772
       100   Delta Natural Gas............        2,117
       300   Markwest Hydrocarbon*........        1,794
     1,700   National Fuel Gas............       33,779
     1,400   ONEOK........................       26,460
       700   Peabody Energy...............       17,850
     1,100   Pogo Producing...............       37,466
       400   Smith International*.........       11,724
                                            -----------
                                                139,549
                                            -----------
             PAPER -- 2.0%
       500   American Woodmark............       25,370
       100   Bemis........................        4,940
     1,200   Boise Cascade................       27,360
     1,700   Gannett......................      122,706
       100   International Paper..........        3,339
     1,100   Knight-Ridder................       62,051
     1,700   Longview Fibre...............       11,798
       500   Lydall*......................        5,900
       300   Nashua*......................        2,082
     1,800   New York Times Company, Class
               A..........................       81,810
       400   Proquest*....................       12,140
       200   Rock-Tenn Company, Class A...        3,084
       500   Universal Forest Products....        9,410
                                            -----------
                                                371,990
                                            -----------
             REAL ESTATE ASSETS -- 0.7%
     5,800   Host Marriott................       53,824
       100   ILX Resorts*.................          800
       200   J.W. Mays*...................        2,580
     2,900   Jones Lang LaSalle*..........       59,624
       500   LNR Property.................       16,675
                                            -----------
                                                133,503
                                            -----------
             REAL ESTATE INVESTMENT TRUSTS -- 0.7%
       900   Apartment Investment &
               Management, Class A........       34,965

  SHARES                                       VALUE
----------                                  -----------
             COMMON STOCKS (CONTINUED)
             REAL ESTATE INVESTMENT TRUSTS
               (CONTINUED)
       500   General Growth Properties....  $    25,750
       200   IndyMac Mortgage Holdings*...        3,854
     1,200   iStar Financial..............       33,504
       100   Koger Equity.................        1,689
     1,100   Public Storage...............       35,090
                                            -----------
                                                134,852
                                            -----------
             RETAIL -- 8.7%
       600   Aaron Rents, Inc. ...........       13,800
     1,200   Acuity Brands................       14,712
       600   Amazon.com*..................        9,558
     1,300   AnnTaylor Stores*............       29,939
     4,700   AutoNation*..................       54,144
       800   AutoZone*....................       63,088
       200   Bestway*.....................        1,898
     3,700   Big Lots, Inc.*..............       58,571
       200   Blair........................        4,090
     1,300   Borders Group*...............       20,540
       500   Burlington Coat Factory
               Warehouse..................        9,000
     1,400   Caremark Rx*.................       23,800
       400   Cash America International...        3,276
     1,000   Cato Corporation.............       18,980
       600   Central Garden & Pet Co.*....       10,266
     4,500   Charming Shoppes*............       30,375
     2,400   Chico's FAS*.................       38,232
       700   Compucom Systems*............        4,032
     1,000   Costco Wholesale*............       32,370
       400   Delta Apparel................        5,608
       100   Dhb Industries, INC.*........          212
     1,000   eBay*........................       52,810
     1,700   Federated Department
               Stores*....................       50,048
     4,300   Foot Locker*.................       42,957
       600   Friedman's, Class A..........        4,668
       400   Gadzooks*....................        2,260
       500   Gap..........................        5,425
       805   Handleman*...................        7,366
     1,100   Home Depot...................       28,710
       300   Insignia Systems*............        2,475
       700   Intertan*....................        4,886
       600   Jo-Ann Stores Class A*.......       16,824
     1,100   Kohl's*......................       66,891
     1,200   Linen 'n Things*.............       22,044
       500   Longs Drug Stores............       11,545
     4,500   Lowe's Cos...................      186,301
       200   Moore Medical*...............        1,340
       500   Mossimo*.....................        2,940
       500   Natures Sunshine.............        5,415
     1,200   Nieman Marcus Group*.........       31,500
       200   Nike, Inc., Class B..........        8,636
       300   NuCo2*.......................        2,454
     3,500   Office Depot*................       43,190
     1,000   Pacific Sunwear of
               California*................       20,360
     5,300   Petsmart*....................       94,393
       300   Rawlings Sporting Goods......        1,560
     1,100   Reebok International Ltd.*...       27,555
       400   REX Stores*..................        4,120

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG GLOBAL LONG/SHORT EQUITY FUND (a)
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                       VALUE
----------                                  -----------
             COMMON STOCKS (CONTINUED)
             RETAIL (CONTINUED)
       300   Rockford*....................  $     1,959
       100   S&K Famous Brands*...........        1,164
       200   Schnitzer Steel Industries...        3,620
       700   SCP Pool*....................       19,187
       500   Sears, Roebuck & Co. ........       19,500
       400   Sharper Image*...............        7,648
       700   ShopKo Stores*...............        9,142
       500   Sonic Solutions*.............        3,470
       500   Stein Mart*..................        2,920
       300   Steven Madden*...............        4,320
     1,200   Stride Rite..................        9,492
       200   Team*........................        1,750
       500   The Yankee Candle Company*...        8,585
     7,200   TJX Companies................      122,400
     1,000   Tractor Supply*..............       31,780
       500   Trans World Entertainment*...        1,575
     1,900   Wal-Mart Stores..............       93,556
       400   West Marine*.................        5,084
       800   Wild Oats Markets*...........        7,264
     3,000   YUM! Brands*.................       83,130
                                            -----------
                                              1,632,710
                                            -----------
             SERVICES -- 6.5%
     6,000   3Com*........................       23,640
       200   aaiPharma*...................        2,398
     1,600   Acxiom*......................       22,688
       400   Advanta Corp., Class A.......        4,020
       800   Airborne.....................        9,072
       300   Ambassadors Groups*..........        4,416
       400   American Management
               Systems*...................        5,092
       300   Angelica.....................        6,447
     1,800   Apollo Group, Class A*.......       78,174
       500   BioReliance*.................       10,410
       200   Capital Environmental
               Resource*..................          624
       400   Career Education*............       19,203
       400   CCC Information Services
               Group*.....................        5,228
       500   Central Parking..............       10,070
     1,900   Computer Sciences*...........       52,801
     1,900   Corinthian Colleges*.........       71,706
       300   Cornell Companies*...........        2,385
     1,200   Deluxe Corporation...........       54,072
       450   eResearch Technology*........        8,303
       600   Euniverse*...................        1,758
       300   Exponet*.....................        3,784
       900   Fidelity National Information
               Solutions*.................       13,761
     1,100   FileNET*.....................       11,385
       300   FINDWHAT.COM*................        1,287
       800   First Consulting Group*......        4,336
       200   FTI Consulting*..............        7,952
     1,400   Getty Images*................       28,084
     2,900   H & R Block..................      121,829
     1,000   H.T.E.*......................        3,600
       400   Hall, Kinion & Associates*...        2,400
     1,000   Hoovers*.....................        5,020
       400   ICT Group*...................        8,100
       200   Imperial Parking
               Corporation*...............        4,420
       900   Information Resources*.......        3,339

  SHARES                                       VALUE
----------                                  -----------
             COMMON STOCKS (CONTINUED)
             SERVICES (CONTINUED)
       400   Insurance Auto Auctions*.....  $     6,044
       200   Intergroup CORP.*............        2,800
     1,500   Internet Security Systems*...       18,480
       600   Kelly Services, Class A......       13,002
       400   Kendle International*........        2,680
     1,400   Labor Ready*.................        8,848
       700   MAPICS*......................        3,920
       600   Marcus Corporation...........        7,860
       400   Meredith Corporation.........       17,220
     2,800   Moody's......................      135,800
     1,200   Navigant Consulting*.........        6,624
       400   Nco Group*...................        4,556
       500   NCO Portfolio Management*....        2,650
     2,500   Omnicare.....................       52,800
       400   Opinion Research*............        1,940
       500   Osmonics*....................        5,950
       800   PAREXEL International*.......        6,800
       300   Petroleum Helicopter*........        7,800
     2,400   Pitney Bowes.................       73,176
     1,900   Pittston Brink's Group.......       42,560
       700   ProxyMed*....................       10,591
       600   Quality Systems*.............       10,140
     3,700   Quintiles Transnational*.....       35,187
       900   Radiant Systems*.............        7,200
     1,500   Republic Services*...........       28,200
       200   Right Management
               Consultants*...............        4,928
     1,900   Ryder System.................       47,367
       100   Standex International........        2,028
       300   Trover Solutions*............        1,203
     2,400   US Oncology*.................       19,464
       200   Vulcan International.........        7,350
       700   Websense*....................        8,127
                                            -----------
                                              1,215,099
                                            -----------
             SOAPS & COSMETICS -- 1.2%
       200   Chattem*.....................        8,166
       600   Del Laboratories*............       10,848
     3,200   Dial.........................       68,672
       600   Helen of Troy Ltd.*..........        6,840
     1,400   Procter & Gamble Company.....      125,132
       400   Stepan.......................       10,740
                                            -----------
                                                230,398
                                            -----------
             SOFTWARE -- 5.8%
     1,700   Activision*..................       40,681
     1,200   Affiliated Computer Services,
               Class A*...................       51,060
     2,500   BMC Software*................       32,675
       400   CACI International, Class
               A*.........................       14,180
       800   Carreker*....................        4,904
       500   Concord Communications*......        2,525
       800   Digital Insight*.............       12,576
       300   DocuCorp International*......        3,246
     1,200   Documentum*..................       13,860
     1,400   Electronic Arts*.............       92,344
       900   Elite Information Group*.....        6,264
       700   F5 Networks*.................        5,285
     6,400   First Data...................      178,880

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG GLOBAL LONG/SHORT EQUITY FUND (a)
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                       VALUE
----------                                  -----------
             COMMON STOCKS (CONTINUED)
             SOFTWARE (CONTINUED)
       400   Group 1 Software*............  $     5,600
     3,300   GTECH Holdings*..............       81,906
     1,200   Hyperion Solutions*..........       22,020
       400   Infinium Software*...........        1,852
     1,100   Intergraph*..................       18,799
     1,400   International Business
               Machines...................       81,746
     2,100   Intuit*......................       95,613
     2,300   J.D. Edwards & Co.*..........       21,275
     1,000   Microsoft*...................       43,740
       500   Neoware Systems*.............        7,025
       200   Prophet 21*..................        2,400
     1,200   SS&C Technologies*...........        9,540
     5,000   Sybase*......................       58,100
       600   Sykes Enterprises*...........        2,526
     3,500   Symantec*....................      117,845
       300   Tecnomatix Technology*.......        2,160
     1,200   Tier Technologies*...........       22,704
       300   TSR*.........................        1,389
     2,100   Unisys*......................       14,700
     2,400   VitalWorks*..................       17,448
                                            -----------
                                              1,086,868
                                            -----------
             TECHNOLOGY -- 0.6%
     7,000   Rockwell International.......      113,890
       200   TESSCO Technologies*.........        1,926
                                            -----------
                                                115,816
                                            -----------
             TELEPHONE -- 1.2%
       300   Atlantic Tele-Network........        4,290
     4,500   BellSouth Corporation........       82,620
       400   Concerto Software Inc*.......        2,368
       900   Golden Telecom*..............       10,845
       200   Hector Communications*.......        1,830
     5,300   Sprint (FON Group)...........       48,336
     6,900   Yahoo!*......................       66,033
                                            -----------
                                                216,322
                                            -----------
             TEXTILES -- 1.3%
       700   G & K Services, Inc. ........       23,695
       300   G-III Apparel Group*.........        1,803
       900   Gymboree*....................       14,679
     2,900   Jones Apparel Group*.........       89,030
       800   Liz Claiborne................       19,960
     1,100   Mohawk Industries*...........       54,615
       300   Oxford Industries............        6,570
       800   Phillips-Van Heusen Corp. ...       10,080
       500   Quaker Fabric*...............        3,145
       300   Saucony, Class A*............        1,877
       300   Tandy Brands Accessories*....        2,655
     1,500   Tommy Hilfiger*..............       14,025
                                            -----------
                                                242,134
                                            -----------
             TIRE & RUBBER -- 0.1%
       400   Bandag Ind...................       12,200
                                            -----------
             TOBACCO -- 0.1%
       500   UST..........................       14,105
                                            -----------
             TRANSPORTATION -- 1.0%
       400   AirNet Systems, Inc.*........        1,840

  SHARES                                       VALUE
----------                                  -----------
             COMMON STOCKS (CONTINUED)
             TRANSPORTATION (CONTINUED)
     1,200   Alexander & Baldwin..........  $    26,700
       900   Burlington Northern Santa
               Fe.........................       21,528
       200   Covenant Transport, Class
               A*.........................        3,500
     1,300   General Maritime*............        8,190
       700   J.B. Hunt Transport
               Services*..................       16,485
     1,000   Landstar System*.............       49,025
       200   Marten Transport*............        3,800
       200   Patriot Transportation
               Holding*...................        4,270
       500   Union Pacific................       28,935
       600   Yellow*......................       17,705
                                            -----------
                                                181,978
                                            -----------
             TRAVEL/ENTERTAINMENT -- 2.2%
       300   Brinker International*.......        7,770
       200   Canterbury Park Holdings.....        1,702
     1,000   CBRL Group...................       22,820
     3,300   Darden Restaurants...........       79,993
       300   Garden Fresh Restaurant*.....        2,838
     1,400   Harrah's Entertainment*......       67,494
     1,100   Jack In the Box*.............       25,080
       800   Landry's Seafood
               Restaurants................       18,072
     1,500   Mandalay Resort Group*.......       50,325
       300   Max & Erma's Restaurants*....        4,104
       400   Monarch Casino & Resort*.....        5,328
       200   Multimedia Games*............        3,938
       300   O'Charleys*..................        5,622
       200   Outback Steakhouse*..........        5,496
       900   Papa John's International*...       26,217
       900   Pegasus Systems, Inc.*.......        9,495
       600   Penn National Gaming*........       11,328
     1,400   Prime Hospitality*...........       11,480
       700   Rare Hospitality
               International*.............       16,394
       400   Rubio's Restaurants*.........        2,748
       900   Wendy's International........       29,799
                                            -----------
                                                408,043
                                            -----------
             WHOLESALE -- 1.8%
       500   Action Performance*..........       12,850
       200   American Locker Group*.......        2,050
       200   D & K Healthcare Resources...        1,790
     1,200   Henry Schein*................       63,300
       400   Hughes Supply................       11,656
       900   Keystone Automotive
               Industries*................       14,850
     1,400   Regis........................       39,606
       300   Rentrak*.....................        1,194
     6,200   Sysco........................      176,018
       800   United Natural Foods*........       18,424
                                            -----------
                                                341,738
                                            -----------
             TOTAL COMMON STOCKS..........   16,282,231
                                            -----------
             WARRANTS -- 0.0%
             TRAVEL/ENTERTAINMENT -- 0.0%
         7   Creative Host Services @
               8.32, 10/2/03..............            0
                                            -----------
             TOTAL WARRANTS...............            0
                                            -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG GLOBAL LONG/SHORT EQUITY FUND (a)
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL                                      VALUE
----------                                  -----------
             REPURCHASE AGREEMENT -- 14.1%
$2,646,047   Bear Stearns, dated 9/30/02,
               due 10/1/02 at 1.88%, with
               a maturity value of
               $2,646,183 (Fully
               collateralized by U.S.
               Treasury Bond).............  $ 2,646,047
                                            -----------
             TOTAL REPURCHASE AGREEMENT...    2,646,047
                                            -----------
             TOTAL INVESTMENTS
               (COST $19,650,801) (b) --
               101.0%.....................   18,928,278
             LIABILITIES IN EXCESS OF
               OTHER ASSETS -- (1.0)%.....     (185,015)
                                            -----------
             NET ASSETS -- 100.0%.........  $18,743,263
                                            ===========

---------------

*  Non-income producing security.

(a) Formerly known as Multi-Strategy Market Neutral Fund

(b) Represents cost for financial reporting purposes and differs from value by net unrealized depreciation as follows:

   Unrealized appreciation................  $   883,776
   Unrealized depreciation................   (1,606,299)
                                            -----------
   Net unrealized depreciation............  $  (722,523)
                                            ===========

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG GLOBAL LONG/SHORT EQUITY FUND (a)
SCHEDULE OF SECURITIES SOLD SHORT -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                         VALUE
-------                                     -----------
          COMMON STOCKS -- 95.8%
          AIRLINES -- 1.4%
  1,100   AirTran Holdings*...............  $     3,421
  4,000   AMR*............................       16,720
    500   Midwest Express Holdings*.......        2,000
  4,400   Northwest Airlines*.............       29,392
 14,000   Southwest Airlines..............      182,840
                                            -----------
                                                234,373
                                            -----------
          AUTOS -- 1.2%
  2,300   Copart*.........................       24,955
  3,900   Dana............................       51,012
  9,280   Ford Motor......................       90,944
    900   Gentex*.........................       24,471
    400   IMPCO Technologies*.............        1,440
    100   O'Reilly Automotive*............        2,862
    800   Wabash National.................        4,328
                                            -----------
                                                200,012
                                            -----------
          BANKING -- 5.5%
    400   American Home Mortgage
            Holdings......................        4,412
    800   Bay View Capital*...............        4,536
  1,800   Capital One Financial...........       62,856
  5,500   Concord EFS*....................       87,340
  9,400   General Electric................      231,710
  1,900   Investors Financial Services....       51,433
  3,900   Mellon Financial................      101,127
  1,400   National Processing*............       23,786
  1,600   Net.B@nk*.......................       16,656
  3,800   Northern Trust..................      143,336
  2,600   Providian Financial.............       12,740
  3,300   State Street....................      127,512
  2,100   Synovus Financial...............       43,302
                                            -----------
                                                910,746
                                            -----------
          BIO-TECHNOLOGY -- 2.7%
  2,300   Abgenix*........................       14,927
    700   ABIOMED*........................        2,310
  1,100   Allergan........................       59,840
  1,500   Amgen*..........................       62,550
    900   Aphton*.........................        2,016
  1,500   Avigen*.........................       11,895
  4,000   Biogen*.........................      117,080
  1,100   Cell Therapeutics*..............        4,840
    300   Embrex*.........................        3,330
    400   Genome Therapeutics*............          536
    300   Geron*..........................        1,170
  4,700   Human Genome Sciences*..........       56,682
    700   Incyte Genomics*................        3,248
    600   Kosan Biosciences*..............        3,924
  2,300   Medarex*........................        7,705
    700   Myriad Genetics*................       11,088
  1,800   Pharmaceutical Product
            Development*..................       34,812
    700   PRAECIS Pharmaceuticals*........        2,093
    500   Protein Design Labs*............        4,150
  2,200   Regeneron Pharmaceutical*.......       29,700
    200   Techne*.........................        6,558
    700   Texas Biotechnology*............        2,142
                                            -----------
                                                442,596
                                            -----------

SHARES                                         VALUE
-------                                     -----------
          COMMON STOCKS (CONTINUED)
          BUILDING -- 0.2%
  1,100   Champion Enterprises*...........  $     3,234
    700   Fleetwood Enterprises...........        4,718
    800   Insituform Technologies, Class
            A*............................       11,479
    400   National R.V. Holdings*.........        2,460
    600   Palm Harbor Homes*..............        6,967
                                            -----------
                                                 28,858
                                            -----------
          CELLULAR -- 0.5%
  1,200   Centennial Communications*......        3,480
  1,100   Telephone and Data Systems......       55,495
    600   United States Cellular*.........       17,748
                                            -----------
                                                 76,723
                                            -----------
          CHEMICALS -- 1.0%
    200   Alcide*.........................        3,194
    500   BioSphere Medical*..............        1,545
  2,000   Cabot...........................       42,000
    500   Crompton........................        5,025
    300   Eden Bioscience*................          543
  2,900   IMC Global......................       34,945
    300   Lesco*..........................        3,045
  3,800   Lyondell Chemical...............       45,372
  1,900   Millennium Chemicals............       18,772
  1,100   Symyx Technologies*.............       11,517
                                            -----------
                                                165,958
                                            -----------
          COMPUTERS -- 0.6%
    300   3D Systems*.....................        1,974
    300   Catapult Communications*........        2,925
  1,400   Electronics For Imaging*........       20,888
  1,800   Gateway*........................        5,346
    400   Integral Systems*...............        7,644
  1,900   Mentor Graphics*................        9,272
    300   Qualstar*.......................        1,557
    400   Quovadx*........................          560
  2,400   Silicon Storage Technology*.....        9,384
 11,200   Sun Microsystems*...............       29,008
    200   TransAct Technologies*..........        1,010
    700   Vastera*........................        1,505
    400   Virage Logic*...................        3,772
                                            -----------
                                                 94,845
                                            -----------
          CONSTRUCTION MATERIALS -- 0.4%
    300   CoorsTek*.......................        4,500
    500   Elkcorp.........................        8,535
  2,100   Plum Creek Timber Company.......       47,481
                                            -----------
                                                 60,516
                                            -----------
          DEFENSE -- 0.1%
    500   Garmin*.........................        9,275
    100   United Defense Industries*......        2,360
                                            -----------
                                                 11,635
                                            -----------
          DRUGS -- 9.6%
    400   3 Dimensional
            Pharmaceuticals*..............        1,188
    400   Adolor Corporation*.............        5,608
  1,400   Alexion Pharmaceuticals*........       16,226
  3,800   Alkermes*.......................       29,982
  1,200   Amylin Pharmaceuticals*.........       19,944
    700   Applera-Celera Genomics
            Group*........................        5,565

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG GLOBAL LONG/SHORT EQUITY FUND (a)
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                         VALUE
-------                                     -----------
          COMMON STOCKS (CONTINUED)
          DRUGS (CONTINUED)
    500   Array BioPharma*................  $     3,895
    500   Barr Laboratories*..............       31,145
    800   Bone Care International*........        4,624
  6,800   Bristol-Myers Squibb............      161,840
    800   Cerus*..........................       13,336
  1,000   Chiron*.........................       34,940
    600   Columbia Laboratories*..........        2,700
    500   Cubist Pharmaceuticals*.........        2,555
  1,700   CV Therapeutics*................       35,547
    400   Dendreon*.......................        1,628
    900   Durect*.........................        2,790
  6,600   Eli Lilly & Co. ................      365,243
    700   Emisphere Technologies*.........        2,072
     92   Enzo Biochem*...................        1,316
    900   Esperion Therapeutics*..........        5,148
  2,900   Exelixis*.......................       14,355
  2,100   Genentech*......................       68,523
    400   Guilford Pharmaceuticals*.......        1,936
  1,200   ICOS*...........................       25,164
  2,600   IDEC Pharmaceuticals*...........      107,952
    600   ImmunoGen*......................        1,944
  1,700   Immunomedics*...................       10,200
  2,200   Impax Laboratories*.............       10,692
  2,200   Isis Pharmaceuticals*...........       21,692
  2,500   IVAX*...........................       30,675
    600   Kos Pharmaceuticals*............        6,719
    700   Martek Biosciences*.............       11,466
    100   Matrixx Initiatives*............          975
  3,200   McKesson........................       90,656
    700   MGI Pharma*.....................        4,900
  1,000   Neose Technologies*.............        7,760
    800   Neurocrine Biosciences*.........       32,800
    600   Neurogen*.......................        4,818
  1,600   NPS Pharmaceuticals*............       32,909
    700   Pain Therapeutics*..............        2,779
    500   Penwest Pharmaceuticals*........        4,165
    400   Pharmaceutical Resources*.......       11,192
    300   Pharmacyclics*..................          900
    500   POZEN*..........................        2,535
    300   Salix Pharmaceuticals*..........        2,532
  3,700   Sepracor*.......................       19,388
    600   SuperGen*.......................        1,038
  2,400   Tanox*..........................       25,200
  3,200   Tularik*........................       21,920
    600   United Therapeutics*............        9,870
  2,400   Vertex Pharmaceuticals*.........       44,376
  1,100   Vical*..........................        2,541
  6,900   Wyeth...........................      219,420
                                            -----------
                                              1,601,284
                                            -----------
          ELECTRIC UTILITIES -- 1.9%
    600   AES*............................        1,506
  3,100   American Electric Power.........       88,381
  1,000   Black Hills.....................       26,190
  2,200   Calpine*........................        5,434
  1,100   Cinergy.........................       34,573
  3,700   DPL.............................       60,865
  3,900   Edison International*...........       39,000

SHARES                                         VALUE
-------                                     -----------
          COMMON STOCKS (CONTINUED)
          ELECTRIC UTILITIES (CONTINUED)
  1,000   Mirant*.........................  $     2,210
  1,600   PPL.............................       52,064
                                            -----------
                                                310,223
                                            -----------
          FINANCIAL INVESTMENTS -- 0.9%
  1,100   BARRA*..........................       30,052
  2,100   Hanover Compressor*.............       17,430
  2,600   Investment Technology Group*....       76,076
  1,700   Macrovision*....................       20,791
    900   Rambus*.........................        3,906
                                            -----------
                                                148,255
                                            -----------
          FOOD -- 1.3%
  1,500   Cadiz*..........................        4,500
    200   Cagle's, Class A*...............        1,550
  1,400   Charles River Laboratories
            International*................       54,950
  1,000   Chiquita Brands
            International*................       15,450
    900   Delta & Pine Land...............       16,866
  1,800   Hain Celestial Group*...........       26,370
  3,400   Sara Lee........................       62,186
    500   Tejon Ranch*....................       12,195
    824   Tootsie Roll Industries.........       24,489
                                            -----------
                                                218,556
                                            -----------
          HEALTH -- 3.3%
  1,000   Alliance Imaging*...............       11,960
    800   AmeriPath*......................       11,920
  1,300   Beckman Coulter.................       50,310
  2,600   Cardinal Health.................      161,720
    400   Dianon Systems*.................       18,924
  1,900   First Health Group*.............       51,528
    900   Gene Logic*.....................        6,993
    200   IMPATH*.........................        2,582
  2,300   LifePoint Hospitals*............       71,732
  1,900   Manor Care*.....................       42,712
    500   Odyssey Healthcare*.............       14,975
  1,200   Orthodontic Centers Of
            America*......................       12,840
    300   Pediatric Services of
            America*......................        1,620
    900   Priority Healthcare, Class B*...       22,680
  3,000   Province Healthcare Company*....       51,450
    500   RehabCare Group*................       11,565
    300   Select Medical*.................        4,290
    300   Specialty Laboratories*.........        2,757
                                            -----------
                                                552,558
                                            -----------
          HOUSEHOLD -- 0.7%
    200   AEP Industries*.................        5,406
  2,200   Boyds Collection*...............       14,168
    600   Daktronics*.....................        5,754
  2,500   Herman Miller...................       44,400
    300   Quixote.........................        5,535
  1,500   Thomas & Betts*.................       21,135
  1,600   WMS Industries*.................       22,560
                                            -----------
                                                118,958
                                            -----------
          INSTRUMENTS -- 3.8%
      1   Advanced Medical Optics*........           14
    100   Aksys*..........................          561

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG GLOBAL LONG/SHORT EQUITY FUND (a)
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                         VALUE
-------                                     -----------
          COMMON STOCKS (CONTINUED)
          INSTRUMENTS (CONTINUED)
  1,600   Apogent Technologies*...........  $    29,856
  5,800   Applera-Applied Biosystems
            Group.........................      106,140
    800   Aradigm*........................        1,680
  1,500   ArthroCare*.....................       18,180
    600   Aspect Medical Systems*.........        1,740
    900   Becton, Dickinson & Co. ........       25,560
  1,300   Biomet..........................       34,619
    800   Ciphergen Biosystems*...........        2,400
    300   Closure Medical*................        3,348
  1,300   Cognex*.........................       18,083
    700   Conceptus*......................       10,710
    300   CyberOptics*....................          522
    300   Diametrics Medical*.............          675
    600   Dionex*.........................       15,336
    300   DJ Orthopedics*.................        1,146
    400   Epix Medical*...................        1,812
    300   i-STAT*.........................          699
    700   Illumina*.......................        2,408
  1,900   Integra LifeSciences
            Holdings*.....................       30,191
  1,000   Intuitive Surgical*.............        7,990
  2,700   Ixia*...........................       11,070
    400   Keithley Instruments............        4,860
    300   Kensey Nash*....................        4,513
    400   Meade Instruments*..............        1,248
    800   Medtronic.......................       33,696
    600   Micro Therapeutics*.............        1,410
  2,200   Millipore.......................       69,938
    300   North American Scientific*......        2,289
    600   OraSure Technologies*...........        2,663
  2,900   PerkinElmer.....................       15,805
    400   PharmaNetics*...................        1,956
    800   Q-Med*..........................        5,592
    200   Sri/Surgical Express*...........        1,970
  2,200   Thoratec*.......................       17,248
    400   Transgenomic*...................        1,525
    800   TriPath Imaging*................        1,800
    300   Urologix*.......................        1,368
  1,600   UTStarcom*......................       24,432
  4,100   Waters*.........................       99,425
    700   Wilson Greatbatch
            Technologies*.................       19,460
    300   Zygo*...........................        1,272
                                            -----------
                                                637,210
                                            -----------
          INSURANCE -- 3.8%
  1,700   21st Century Insurance Group....       17,527
    600   AdvancePCS*.....................       13,518
  5,600   American International Group....      306,320
    600   Chubb...........................       32,898
    900   Express Scripts, Class A*.......       49,068
    300   Horace Mann Educators...........        4,410
    900   Leucadia National...............       30,600
    800   Presidential Life...............       11,520
  2,000   St. Paul Companies..............       57,440
    300   Unico American..................        1,176
  1,400   XL Capital, Class A.............      102,900
                                            -----------
                                                627,377
                                            -----------

SHARES                                         VALUE
-------                                     -----------
          COMMON STOCKS (CONTINUED)
          IT HARDWARE -- 6.2%
    300   Advanced Energy Industries*.....  $     2,670
  2,200   Aeroflex*.......................       11,088
  3,100   Altera*.........................       26,877
    600   Amphenol, Class A*..............       18,600
    400   Applied Micro Circuits*.........        1,144
    900   Avanex*.........................        1,233
    400   AXT*............................          832
    400   Bel Fuse, Class A*..............        7,304
    700   Brooks-PRI Automation*..........        8,015
    300   COMARCO*........................        1,623
  4,000   Comverse Technology*............       27,960
  1,700   Crown Castle International*.....        3,689
    100   DSP Group*......................        1,606
    600   DuraSwitch Industries*..........        1,500
    600   EMCORE*.........................          912
  1,200   Energy Conversion Devices*......       13,020
  2,700   Exelon..........................      128,250
    600   Genesis Microchip*..............        4,602
    600   GlobespanVirata*................        1,416
  1,000   Helix Technology................        9,650
    400   hi/fn*..........................        1,760
    100   InterVoice-Brite*...............          160
  4,000   Jabil Circuit*..................       59,120
  3,400   KLA-Tencor*.....................       94,996
    200   Kopin*..........................          696
  2,300   Lattice Semiconductor*..........       14,306
    300   LeCroy*.........................        2,688
  5,900   Linear Technology...............      122,248
  3,400   Maxim Integrated Products*......       84,184
    200   Merrimac Industries*............        1,310
    500   Micrel*.........................        3,080
    300   Microsemi*......................        1,683
  3,500   Molex...........................       82,320
    700   Monolithic System Technology*...        7,000
    400   Nanometrics*....................        1,064
    500   Nu Horizons Electronics*........        3,000
  2,200   NVIDIA*.........................       18,832
    300   Parlex*.........................        3,540
    800   Pericom Semiconductor*..........        6,896
  1,000   Photronics*.....................       10,060
    400   Planar Systems*.................        6,376
  1,000   Plexus*.........................        9,250
    300   Rudolph Technologies*...........        3,087
  2,500   Sanmina -- SCI*.................        6,925
    900   Semtech*........................        8,730
  3,600   Solectron*......................        7,596
  2,400   Tellabs*........................        9,768
    300   Telular*........................          741
  9,900   Teradyne*.......................       95,040
  4,600   Texas Instruments...............       67,942
    700   Three-Five Systems*.............        3,248
  1,000   TriQuint Semiconductor*.........        3,530
    700   ViaSat*.........................        4,410
  1,500   Vicor*..........................       10,725
                                            -----------
                                              1,028,302
                                            -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG GLOBAL LONG/SHORT EQUITY FUND (a)
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                         VALUE
-------                                     -----------
          COMMON STOCKS (CONTINUED)
          LIQUOR & TOBACCO -- 0.0%
    100   The Chalone Wine Group, Ltd.*...  $       809
                                            -----------
          MACHINERY -- 1.9%
    400   A.S.V.*.........................        3,200
  2,900   American Power Conversion*......       27,724
    400   American Superconductor*........        1,080
    300   Applied Films*..................        3,282
    400   C&D Technologies................        5,864
    400   Columbus McKinnon...............        2,104
    900   Electro Scientific
            Industries*...................       13,347
    500   Flow International*.............        1,615
  2,300   FuelCell Energy*................       14,490
  1,100   Intermagnetics General*.........       18,777
  3,200   Lam Research*...................       28,480
    400   Littlefuse*.....................        6,728
  2,200   Mettler-Toledo International*...       57,200
    500   Milacron........................        2,255
    300   Novellus Systems*...............        6,243
  3,500   Pall............................       55,265
  1,300   Parker Hannifin.................       49,673
    600   Presstek*.......................        1,530
    600   Proton Energy Systems*..........        1,272
    200   Quipp*..........................        1,842
  2,300   Tower Automotive*...............       15,410
                                            -----------
                                                317,381
                                            -----------
          MEDIA -- 4.9%
    800   ADTRAN*.........................       12,480
  2,900   Advanced Fibre Communication*...       38,483
  1,700   Anaren Microwave*...............       13,974
    200   Catalina Marketing*.............        5,616
  4,200   Clear Channel Communications*...      145,950
  5,200   Fox Entertainment Group, Class
            A*............................      114,556
  1,000   Journal Register*...............       18,850
    300   Kvh Industries*.................        1,869
  1,800   Lamar Advertising*..............       54,630
  9,500   Liberty Media, Class A*.........       68,210
    400   LodgeNet Entertainment*.........        3,064
  3,300   Metro-Goldwyn-Mayer*............       39,435
    600   Paxson Communications*..........        1,320
  1,200   Plantronics*....................       19,560
  3,500   Price Communications*...........       39,550
    800   Private Media Group*............        1,888
  1,600   PTEK Holdings*..................        7,456
  1,100   R.H. Donnelley*.................       28,600
    400   Salem Communications, Class
            A*............................        8,968
    100   SpectraLink*....................          569
  1,000   TMP Worldwide*..................        9,000
    300   Universal Electronics*..........        2,685
  2,000   Univision Communications, Class
            A*............................       45,600
    700   ValueVision International, Class
            A*............................        8,232
  1,300   Wallace Computer Services.......       22,945
  5,900   Walt Disney.....................       89,326
    300   West*...........................        4,200
                                            -----------
                                                807,016
                                            -----------
          METALS -- 0.7%
    300   A.M. Castle & Co. ..............        2,025
  2,500   Andrew*.........................       16,375

SHARES                                         VALUE
-------                                     -----------
          COMMON STOCKS (CONTINUED)
          METALS (CONTINUED)
  6,800   CommScope*......................  $    46,104
    800   Maverick Tube*..................        7,096
  1,100   Steelcase, Class A..............       11,517
    300   TransTechnology*................        4,050
    200   Tremont.........................        6,402
  2,200   United States Steel.............       25,542
                                            -----------
                                                119,111
                                            -----------
          MISCELLANEOUS FINANCIAL -- 3.5%
  1,500   Arthur J. Gallagher & Co. ......       36,975
    600   BlackRock*......................       24,852
 19,200   Charles Schwab..................      167,040
  2,700   Citigroup.......................       80,055
  1,600   LaBranche & Co.*................       32,400
  2,500   Morgan Stanley Dean Witter &
            Co. ..........................       84,700
  1,600   Neuberger Berman................       43,120
  1,600   T. Rowe Price Group.............       39,936
  4,100   Waddell & Reed Financial........       72,406
                                            -----------
                                                581,484
                                            -----------
          OFFICE MACHINERY -- 2.0%
  7,900   Apple Computer*.................      114,550
  4,500   Brocade Communications
            Systems*......................       33,885
    600   Echelon*........................        5,220
 15,700   EMC*............................       71,749
    700   Kronos*.........................       17,241
  1,300   Lexmark International*..........       61,100
  1,200   McDATA, Class B*................        6,588
    300   Performance Technologies*.......        1,113
    200   RadiSys*........................          792
    500   SBS Technologies*...............        3,580
  1,000   Symbol Technologies.............        7,670
                                            -----------
                                                323,488
                                            -----------
          OIL -- 0.9%
  1,200   Devon Energy....................       57,900
    600   Evergreen Resources*............       24,588
  1,900   McMoRan Exploration*............        6,821
    400   Prima Energy*...................        8,388
    900   Spinnaker Exploration*..........       25,830
    800   Stone Energy*...................       26,000
                                            -----------
                                                149,527
                                            -----------
          OIL DISTRIBUTION -- 1.8%
  5,100   El Paso.........................       42,177
  7,600   Exxon Mobil.....................      242,440
    600   Valero Energy...................       15,882
                                            -----------
                                                300,499
                                            -----------
          OIL SERVICES -- 2.8%
  1,700   Diamond Offshore Drilling.......       33,915
  1,700   ENSCO International.............       42,568
  2,900   Halliburton.....................       37,439
    300   Lone Star Technologies*.........        3,555
  1,300   Nabors Industries, Ltd.*........       42,575
  1,100   Newpark Resources*..............        4,356
  2,300   Patterson-UTI Energy*...........       58,673
    500   Petroquest Energy*..............        2,210

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG GLOBAL LONG/SHORT EQUITY FUND (a)
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                         VALUE
-------                                     -----------
          COMMON STOCKS (CONTINUED)
          OIL SERVICES (CONTINUED)
  2,600   Rowan Cos.......................  $    48,464
     30   Royale Energy*..................          143
  3,300   Schlumberger....................      126,918
    800   Universal Compression
            Holdings*.....................       12,960
  1,400   Unocal..........................       43,946
                                            -----------
                                                457,722
                                            -----------
          OTHER UTILITIES -- 2.3%
  3,600   Allied Waste Industries*........       26,460
  2,600   Arch Coal.......................       43,030
    700   Artesyn Technologies*...........        1,057
  4,800   CMS Energy......................       38,688
    700   CONSOL Energy...................        8,862
  1,800   Kinder Morgan...................       63,810
  4,000   Teco Energy.....................       63,520
  5,600   Waste Management................      130,592
                                            -----------
                                                376,019
                                            -----------
          PAPER -- 0.9%
  1,500   Bowater.........................       52,950
    300   Packaging Corp. of America*.....        5,253
    600   Pope & Talbot...................        7,710
    300   Trex*...........................        8,202
  1,700   Weyerhaeuser....................       74,409
                                            -----------
                                                148,524
                                            -----------
          REAL ESTATE ASSETS -- 0.3%
    200   Alexander's*....................       12,200
    700   Forest City Enterprises, Class
            A.............................       22,750
  1,500   Sotheby's Holdings, Class A*....       10,500
    420   Vector Group....................        5,288
                                            -----------
                                                 50,738
                                            -----------
          REAL ESTATE INVESTMENT TRUSTS -- 0.7%
  2,900   Equity Residential Properties
            Trust.........................       69,426
    300   Mission West Properties.........        3,324
    700   Summit Properties...............       13,580
    900   Vornado Realty Trust............       35,505
                                            -----------
                                                121,835
                                            -----------
          RETAIL -- 6.4%
  1,900   1-800-FLOWERS.COM*..............       13,300
  2,300   7-Eleven*.......................       19,711
  1,600   99 Cents Only Stores*...........       33,120
  2,300   Abercrombie & Fitch, Class A*...       45,241
    300   Alleghany*......................       56,850
  3,100   American Eagle Outfitters*......       37,386
  3,400   Andrx Group*....................       75,310
  1,100   Arrow Electronics*..............       13,893
  3,100   Barnes & Noble*.................       65,596
  1,100   Bebe Stores*....................       12,991
  5,600   Best Buy*.......................      124,936
    200   CDW Computer Centers*...........        8,472
    300   Charlotte Russe Holding*........        2,850
    700   Cost Plus*......................       18,795
    800   DIMON...........................        4,992
  1,400   Dollar Tree Stores*.............       30,856
  1,600   Duane Reade*....................       25,600
    400   Electronics Boutique
            Holdings*.....................       10,980

SHARES                                         VALUE
-------                                     -----------
          COMMON STOCKS (CONTINUED)
          RETAIL (CONTINUED)
    200   Glacier Water Services*.........  $     2,580
    400   Guitar Center*..................        7,512
    800   Hot Topic*......................       14,424
  2,900   J.C. Penney.....................       46,168
  6,500   Kroger*.........................       91,650
  4,700   Limited Brands..................       67,398
    900   MSC Industrial Direct Co., Class
            A*............................        9,558
    600   PC Connection*..................        2,436
    600   Restoration Hardware*...........        2,700
    400   Smart & Final*..................        1,700
    900   Talbots.........................       25,200
  1,100   The Sports Authority*...........        6,567
  5,400   Tiffany & Co. ..................      115,722
    400   Timberland, Class A*............       12,672
  1,200   Too*............................       27,936
    300   Tuesday Morning*................        5,463
    600   Tweeter Home Entertainment
            Group*........................        4,140
    400   Ultimate Electronics*...........        5,100
    700   Vans*...........................        3,983
    500   Wilsons The Leather Experts*....        3,560
                                            -----------
                                              1,057,348
                                            -----------
          SERVICES -- 8.4%
    850   Acacia Research*................        3,375
    300   Administaff*....................        1,155
    500   Advanced Marketing Services.....        6,895
    700   Albany Molecular Research*......       11,921
    400   Alloy Online*...................        3,324
  1,300   Applied Molecular Evolution*....        5,096
  2,200   ARAMARK*........................       46,200
    800   Arena Pharmaceuticals*..........        4,480
  5,900   Autodesk........................       74,753
  1,700   Borland Software*...............       13,243
  5,800   Cadence Design Systems*.........       58,986
  1,400   Certegy*........................       28,140
  1,300   Cintas..........................       54,496
  3,500   Computer Associates
            International.................       33,600
  1,900   Convergys*......................       28,557
  1,400   Corporate Executive Board*......       39,970
    500   CoStar Group*...................        9,000
  3,100   CuraGen*........................       13,082
  3,500   DeVry*..........................       65,170
    400   Digimarc*.......................        4,668
  1,100   Dow Jones & Company.............       42,251
  2,600   DST Systems*....................       76,622
  1,300   eFunds*.........................       12,195
    700   Factset Research Systems........       18,585
  2,000   Fluor...........................       48,880
    300   Forrester Research*.............        4,491
    300   Gaiam*..........................        3,441
  1,300   Global Payments.................       33,280
    100   Heidrick & Struggles
            International*................        1,519
  3,200   IMS Health......................       47,904
    500   Ionics*.........................       11,905
  1,100   Iron Mountain*..................       27,489
    300   Keith Companies*................        3,150
    400   Learning Tree International*....        5,876

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG GLOBAL LONG/SHORT EQUITY FUND (a)
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                         VALUE
-------                                     -----------
          COMMON STOCKS (CONTINUED)
          SERVICES (CONTINUED)
    600   Maximus*........................  $    13,440
  1,300   Maxygen*........................        8,073
    400   MemberWorks*....................        6,968
    400   Microvision*....................        1,512
    400   Mobile Mini*....................        5,180
  3,400   MPS Group*......................       19,720
    200   NDCHealth.......................        3,110
    300   NEON Systems*...................          927
  1,200   NetRatings*.....................        7,008
    100   Omicell*........................          584
    600   On Assignment*..................        4,962
  6,400   Paychex.........................      155,329
    500   PDI*............................        2,035
    800   Pharmacopeia*...................        7,088
    200   Pricesmart*.....................        4,000
    800   Probusiness Services*...........        5,064
    700   Resources Connection*...........       10,087
    400   RMH Teleservices*...............        3,264
  6,600   Robert Half International*......      104,742
    600   SeaChange International*........        4,122
    300   SERENA Software*................        3,600
    900   SonoSite*.......................       10,332
    500   SOURCECORP*.....................       10,205
    900   Spherion*.......................        6,345
    800   SunGard Data Systems*...........       15,560
    700   SurModics*......................       22,239
    500   Syntroleum*.....................          830
  3,000   Tetra Tech*.....................       23,970
  1,200   The Shaw Group*.................       17,040
    900   THQ*............................       18,720
  3,800   Tibco Software*.................       14,250
  4,100   Total System Services...........       53,915
    300   Tripos*.........................        2,355
                                            -----------
                                              1,410,275
                                            -----------
          SOAPS & COSMETICS -- 0.0%
    400   Elizabeth Arden*................        4,796
                                            -----------
          SOFTWARE -- 6.1%
  5,000   Adobe Systems...................       95,500
  1,100   Advent Software*................       12,595
    100   Ansoft*.........................          500
  4,600   Automatic Data Processing.......      159,942
    500   BEA Systems*....................        2,590
  2,200   Broadwing*......................        4,356
  1,100   Cerner*.........................       38,731
  4,100   Citrix Systems*.................       24,723
  4,400   Compuware*......................       13,420
    500   CSG Systems International*......        5,450
    700   Eclipsys*.......................        3,556
  4,400   Electronic Data Systems.........       61,512
  2,800   Identix*........................       16,660
    100   Intrado*........................          966
  3,100   Jack Henry & Associates.........       38,533
  1,800   Keane b)*.......................       12,150
  1,500   Legato Systems*.................        4,137
    800   Mercury Computer Systems*.......       18,880
  2,700   Mercury Interactive*............       46,332

SHARES                                         VALUE
-------                                     -----------
          COMMON STOCKS (CONTINUED)
          SOFTWARE (CONTINUED)
    600   Micromuse*......................  $     1,512
  1,200   Midway Games*...................        6,576
    400   Moldflow*.......................        1,976
    900   Nassda*.........................        4,698
  1,000   National Instruments*...........       21,890
  2,603   Network Associates*.............       27,665
    400   NYFIX*..........................        1,556
 18,400   Oracle*.........................      144,624
  7,200   PeopleSoft*.....................       89,064
  1,700   Sabre Holdings*.................       32,895
    500   Sanchez Computer Associates*....        1,220
 15,600   Siebel Systems*.................       89,700
    800   SpeechWorks International*......        1,840
    300   Stellent*.......................        1,125
    300   Synplicity*.....................        1,293
  1,100   TriZetto Group*.................        5,478
    700   Ulticom*........................        3,871
    900   Viewpoint*......................        1,962
  2,500   Wind River Systems*.............        8,050
                                            -----------
                                              1,007,528
                                            -----------
          TELEPHONE -- 3.2%
  1,200   American Tower, Class A*........        1,908
  2,676   Cablevision Systems, Class A*...       24,245
  7,800   Citizens Communications*........       52,884
  2,300   Cox Communications, Class A*....       56,557
  2,400   Crown Media Holdings*...........        8,400
  1,000   EchoStar Communications, Class
            A*............................       17,300
 18,800   General Motors, Class H*........      172,020
  1,600   IDT*............................       26,080
  1,800   Insight Communications*.........       16,614
  2,600   Mediacom Communications*........       13,962
  1,700   Overture Services*..............       40,069
  5,300   SBC Communications..............      106,530
                                            -----------
                                                536,569
                                            -----------
          TRANSPORTATION -- 1.1%
  1,000   C.H. Robinson Worldwide.........       26,910
  3,300   Expeditors International of
            Washington....................       92,202
    400   Florida East Coast Industries,
            Class A.......................        9,440
    400   Forward Air*....................        7,240
    600   Knightsbridge Tankers Ltd. .....        7,110
    100   RailAmerica*....................          725
  2,000   Swift Transportation*...........       31,200
                                            -----------
                                                174,827
                                            -----------
          TRAVEL/ENTERTAINMENT -- 2.4%
  1,600   Argosy Gaming Company*..........       36,736
    500   California Pizza Kitchen*.......       11,505
    900   Famous Dave's of America*.......        4,752
    400   Gaylord Entertainment*..........        7,568
    300   Green Mountain Coffee*..........        3,867
    900   Krispy Kreme Doughnuts*.........       28,134
  6,900   McDonald's......................      121,854
    900   Pinnacle Entertainment*.........        6,570
  3,900   Six Flags*......................       13,728

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG GLOBAL LONG/SHORT EQUITY FUND (a)
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                         VALUE
-------                                     -----------
          COMMON STOCKS (CONTINUED)
          TRAVEL/ENTERTAINMENT (CONTINUED)
  3,300   Starbucks*......................  $    68,112
  2,200   Starwood Hotels & Resorts
            Worldwide.....................       49,060
  1,600   The Cheesecake Factory*.........       47,728
                                            -----------
                                                399,614
                                            -----------
          WHOLESALE -- 0.4%
  1,300   BJ's Wholesale Club*............       24,713
  1,700   Tech Data*......................       44,880
                                            -----------
                                                 69,593
                                            -----------
          TOTAL SECURITIES SOLD SHORT
            (PROCEEDS
            $19,628,434) -- 95.8%.........  $15,883,688
                                            ===========

---------------

*  Non-income producing security.

(a) Formerly known as Multi-Strategy Market Neutral Fund

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. DISCOVERY FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/02

                                                                             SINCE INCEPTION    SINCE INCEPTION
                                                              LAST 1 YEAR       (9/4/01)           (10/3/01)
                                                              -----------    ---------------    ---------------
Institutional Shares (RDISX)................................      3.83%           -4.29%                --
Investor Shares (RDIVX).....................................        --               --              -1.36%
Class A Shares (RDVAX)(2)...................................      3.32%           -4.81%                --
Class A Shares*.............................................     -2.31%           -9.69%                --
Class B Shares (RDVBX)(2)...................................      2.70%           -5.34%                --
Class B Shares**............................................     -2.30%           -8.87%                --
Russell 2500 Index(1).......................................     -7.45%          -18.12%             -9.53%

Past performance is not indicative of future results.

    The U.S. equity markets fell sharply during the six months ending September 30, 2002, finishing the period with a dismal second quarter in which stocks posted their largest quarterly decline since the fourth quarter of 1987. Declines were broad based as small cap and value stocks, the best performing sectors for much of the past two years, fell as much as large cap and growth stocks. Weakening economic numbers combined with a seemingly endless string of accounting scandals and continued disappointing corporate earnings reports to keep investor sentiment negative.

    Even with the narrower value-growth spread as the quarter ended, investors continued to favor stocks where the likely future earnings appear attractively priced. After losing this focus during the technology stock bubble of 1998 and 1999, investors have returned to a closer scrutiny of company fundamentals and the prices paid to own a share of those characteristics. When investors focus on this relationship between prices and expected future earnings, we believe the performance of the AXA Rosenberg U.S. Discovery Fund relative to its benchmark could be strong.

    The Fund outperformed the Russell 2500 Index for the six months ended September 30, 2002. The strength of the shift in investor focus created a market environment that was well suited for value investors in general, and the investment philosophy underlying the Fund specifically. In fact, with the value rebound broadening, the Fund topped the Russell 2500 Value Index during the past six months as well.

    The Fund's outperformance of its benchmark in the six months ending September 30, 2002, was helped solidly by risk and industry exposures as well as successful individual stock selections. Among risk factors, the portfolio's lower beta relative to the Russell 2500 Index helped performance most amidst the market decline. The Fund also benefited from its positive active exposure to relative strength (a measure of price momentum.) The small differences between the industry weightings of the Fund and the Russell 2500 Index provided a neutral contribution to performance, as the benefit of a continued under weighting in the IT hardware sector was offset by a slight overweighting in the weak oil distribution industry. Among individual stock picks, the fund especially benefited from several holdings in the software sector.

    It is important to note that the differences in risk factors and industry exposures between the Fund and its benchmark, the Russell 2500 Index, are modest. In addition, these exposures are the result of the Manager's bottom-up stock selection models and not based on predictions of the returns for risk factors or industries. Over time, the return contribution from these exposures is expected to be small relative to the independent contribution from stock selection.

    Total returns for the Institutional Shares represents the historical performance for the AXA Rosenberg Series Trust U.S. Discovery Fund, which was launched in September 2001.

    Performance data represents past performance, which does not guarantee future results. Investment return and principal value may increase or decrease depending upon market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost.

    Small capitalization funds typically carry additional risks since smaller companies generally have experienced a greater degree of market volatility than average. Total return includes change in share price and reinvestment of distributions.

    Total return set forth reflects the waiver of a portion of the Fund's advisory or administrative fees for certain periods since the inception date. In such cases, and without the waiver of fees, total return would have been lower.

    AXA Rosenberg Mutual Funds are distributed by Barr Rosenberg Funds Distributor, Inc.
---------------

 * Reflects maximum 5.50% sales charge.

** Reflects the applicable contingent deferred sales charge (CDSC) maximum
   5.00%.

 (1) The Russell 2500 Index is the benchmark for the AXA Rosenberg U.S. Discovery Fund. It is an unmanaged index of approximately 2,500 small capitalization companies with market value up to $7.3 billion. Investors cannot invest directly in any index.

 (2) Prior to the inception of Class A and Class B Shares on October 1, 2001, the performance is based on Institutional Share performance adjusted to reflect the deduction of fees and expenses.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. DISCOVERY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                       VALUE
----------                                   ----------
             COMMON STOCKS -- 97.5%
             AIRCRAFT -- 0.5%
        12   Curtiss Wright, Class B.......  $      705
       500   Goodrich......................       9,440
       300   Standex International.........       6,084
       200   Triumph Group*................       5,600
                                             ----------
                                                 21,829
                                             ----------
             AUTOS -- 2.1%
     2,200   Arvinmeritor..................      41,140
       500   Oshkosh Truck.................      28,200
     3,500   Visteon.......................      33,145
                                             ----------
                                                102,485
                                             ----------
             BANKING -- 8.7%
       600   BankUnited Financial*.........       9,570
       100   BNC*..........................         561
       300   Capital Corp. of the West*....       5,697
       200   Carver Bancorp................       1,980
       220   CB Bancshares.................       7,726
     3,900   Colonial BancGroup............      48,359
       200   Corus Bankshares..............       8,762
       100   Crescent Banking..............       1,553
       220   Elmira Savings Bank, FSB......       5,687
       300   First Citizens BancShares,
               Class A.....................      30,925
       500   FirstFed Financial*...........      12,875
       450   Flagstar Bancorp..............       9,315
       300   FMS Financial.................       3,375
       200   Franklin Bank NA..............       3,570
       200   FSF Financial.................       3,960
       110   GLB Bancorp...................       1,056
       800   Gold Banc.....................       7,760
       100   Grand Central Financial.......         910
       200   Habersham Bancorp.............       3,310
       500   Hibernia, Class A.............       9,995
       360   Humboldt Bancorp*.............       4,313
     1,800   Independence Community Bank...      45,162
       200   Intervest Bancshares*.........       2,108
       200   Jacksonville Bancorp..........       4,962
       600   MAF Bancorp...................      18,540
       200   Matrix Bancorp*...............       2,010
       200   Middleton Doll Company........       1,158
       200   Onyx Acceptance*..............         590
       200   Pelican Financial.............       1,060
       400   PFF Bancorp...................      11,088
       600   Provident Bankshares..........      12,948
     1,600   Provident Financial Group.....      40,144
       600   Riggs National................       8,574
       200   Student Loan..................      18,096
       200   Superior Financial............       3,760
       100   TF Financial..................       2,066
       500   The Banc Corporation*.........       3,870
       200   Thistle Group Holdings........       2,100
       200   Timberland Bancorp............       3,348
       420   UMB Financial.................      16,397
       500   United Bankshares.............      14,505
       220   Wainwright Bank & Trust.......       1,782
       200   Wells Financial...............       3,728
       400   Westcorp......................       8,000

  SHARES                                       VALUE
----------                                   ----------
             COMMON STOCKS (CONTINUED)
             BANKING (CONTINUED)
       200   Western Sierra Bancorp........  $    4,740
                                             ----------
                                                411,995
                                             ----------
             BUILDING -- 4.0%
       400   Apogee Enterprises............       4,376
       500   Beazer Homes USA*.............      30,525
       900   Centex........................      39,915
       300   Dominion Homes*...............       4,650
       900   KB Home.......................      43,956
       300   Orleans Homebuilders*.........       2,295
       400   Pulte.........................      17,052
       800   Ryland Group..................      29,736
       200   Technical Olympic USA*........       3,056
       800   Toll Brothers*................      17,392
                                             ----------
                                                192,953
                                             ----------
             CHEMICALS -- 2.1%
       100   A. Schulman...................       1,733
       500   Albemarle.....................      12,645
       300   American Pacific*.............       2,547
       300   Bairnco.......................       1,650
       400   Cytec Industries*.............       8,780
     1,300   Great Lakes Chemical..........      31,226
       600   H.B. Fuller...................      15,960
     1,000   Sherwin-Williams..............      23,680
                                             ----------
                                                 98,221
                                             ----------
             CONSTRUCTION MATERIALS -- 1.1%
       600   AMCOL International...........       3,360
       200   Ameron International..........       9,838
     1,300   Lafarge North America.........      37,661
                                             ----------
                                                 50,859
                                             ----------
             DEFENSE -- 0.2%
       100   Allied Research*..............       2,050
       400   Integrated Defense
               Technology*.................       7,880
       200   Lowrance Electronics..........         700
                                             ----------
                                                 10,630
                                             ----------
             DRUGS -- 1.9%
     1,600   Bausch & Lomb.................      53,072
       300   E-Z-EM, Class B*..............       2,130
       900   Endo Pharmaceuticals
               Holdings*...................       7,677
       500   Meridian Bioscience...........       2,910
       800   NBTY*.........................      10,384
     1,500   Perrigo*......................      15,945
                                             ----------
                                                 92,118
                                             ----------
             DURABLES -- 1.1%
       900   Harman International
               Industries..................      46,575
       400   Royal Appliance
               Manufacturing*..............       1,592
       100   Winnebago.....................       3,953
                                             ----------
                                                 52,120
                                             ----------
             ELECTRIC UTILITIES -- 2.0%
     2,000   Great Plains Energy...........      38,300
     2,900   Pepco Holdings................      57,855
                                             ----------
                                                 96,155
                                             ----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. DISCOVERY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                       VALUE
----------                                   ----------
             COMMON STOCKS (CONTINUED)
             ELECTRONICS -- 0.1%
       100   Advanced Neuromodulation
               Systems.....................  $    3,328
       300   Trident Microsystems..........         954
                                             ----------
                                                  4,282
                                             ----------
             FINANCIAL INVESTMENTS -- 0.3%
       600   Royal Gold....................      11,442
       200   Willis Lease Finance*.........         780
                                             ----------
                                                 12,222
                                             ----------
             FOOD -- 2.6%
       300   Andersons.....................       3,810
     2,100   Bunge Limited.................      50,820
       300   Flowers Foods*................       6,819
       100   Fresh Del Monte Produce.......       2,559
       300   J & J Snack Foods*............      11,055
       300   Midwest Grain Products........       2,190
       200   Penford.......................       2,700
       200   Seaboard......................      43,000
       100   Tyson Foods, Class A..........       1,163
                                             ----------
                                                124,116
                                             ----------
             HEALTH -- 3.2%
       100   Amsurg*.......................       3,017
       600   Coventry Health Care*.........      19,500
       200   Curative Health Services*.....       2,170
     3,700   Humana*.......................      45,880
       700   Lincare Holdings*.............      21,728
       100   National Home Health Care*....         920
       900   Nautilus Group*...............      17,550
       800   PacifiCare Health Systems*....      18,472
     2,700   US Oncology*..................      21,897
                                             ----------
                                                151,134
                                             ----------
             HOUSEHOLD -- 1.6%
       200   American Locker Group*........       2,050
       300   Bassett Furniture
               Industries..................       4,131
       400   Bush Industries...............       3,224
     1,300   Callaway Golf.................      13,520
       300   Flexsteel Industries..........       4,080
       200   Genlyte Group*................       7,090
       500   Helen of Troy*................       5,700
     1,000   Kimball International, Class
               B...........................      13,820
       500   La-Z-Boy......................      11,600
       200   Patrick Industries............       1,522
       200   Russ Berrie & Co. ............       6,002
       100   West Pharmaceutical
               Services....................       2,142
                                             ----------
                                                 74,881
                                             ----------
             INSTRUMENTS -- 4.7%
       200   Atrion*.......................       3,708
       600   Bio-Rad Laboratories, Class
               A*..........................      22,596
       900   Checkpoint Systems*...........      11,115
       700   CONMED*.......................      14,105
     1,300   Edwards Lifesciences*.........      33,267
     1,000   Invacare......................      34,250
       500   Invision Technologies*........      16,005
       300   Isco..........................       2,550
       400   Medsource Technologies........       3,008
       500   Mentor........................      15,940

  SHARES                                       VALUE
----------                                   ----------
             COMMON STOCKS (CONTINUED)
             INSTRUMENTS (CONTINUED)
       100   Mine Safety Appliances........  $    3,919
       700   MTS Systems...................       6,628
       100   Napco Security Systems*.......         901
       330   New Brunswick Scientific*.....       1,812
       700   Ocular Sciences*..............      16,352
       200   Raven Industries..............       5,340
       200   Span-America Medical
               Systems.....................       1,330
       600   Thermo Electron*..............       9,678
       100   Utah Medical Products*........       1,607
       300   Vital Signs...................       8,913
       700   Wright Medical Group*.........      13,321
                                             ----------
                                                226,345
                                             ----------
             INSURANCE -- 5.4%
       375   American National Financial...       4,729
       300   American National Insurance...      20,703
       400   Delphi Financial Group, Class
               A...........................      14,568
       880   Fidelity National Financial...      25,291
       500   LandAmerica Financial Group...      16,445
       100   Mid Atlantic Medical
               Services*...................       3,620
       100   National Western Life
               Insurance, Class A*.........      10,200
       200   Nymagic.......................       2,888
       700   Odyssey Re Holdings...........      11,627
     1,300   Ohio Casualty*................      21,164
       600   Protective Life...............      18,462
     1,300   RenaissanceRe Holdings........      49,127
       100   Security National Financial...         300
     1,000   Selective Insurance Group.....      21,730
       500   Sierra Health Services*.......       8,970
       400   Stewart Information
               Services*...................       8,540
        60   Wesco Financial...............      18,450
                                             ----------
                                                256,814
                                             ----------
             IT HARDWARE -- 2.6%
    11,000   3Com*.........................      43,340
       700   Benchmark Electronics*........      14,735
       400   Diodes*.......................       2,920
       200   Harris........................       6,698
       500   Hologic*......................       4,900
       700   Imation*......................      19,831
       700   Inter-Tel.....................      14,245
       300   Sparton*......................       2,505
       800   Teledyne Technologies*........      14,528
       200   Video Display*................       1,400
                                             ----------
                                                125,102
                                             ----------
             LIQUOR & TOBACCO -- 0.6%
       400   Adolph Coors, Class B.........      22,520
       200   Robert Mondavi, Class A*......       6,092
                                             ----------
                                                 28,612
                                             ----------
             MACHINERY -- 5.5%
       300   Ampco-Pittsburgh..............       2,943
       400   Applied Extrusion Tech........       1,520
       100   Butler Manufacturing..........       2,160
     1,600   Energizer Holdings*...........      48,640
       300   Evans & Sutherland
               Computer*...................       1,056
       300   Gehl*.........................       3,078

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. DISCOVERY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                       VALUE
----------                                   ----------
             COMMON STOCKS (CONTINUED)
             MACHINERY (CONTINUED)
       860   Griffon*......................  $    9,159
       300   Hardinge......................       2,286
     1,100   Harsco........................      29,909
       200   KEY Technology................       1,002
     1,300   Lennox International..........      17,199
       400   Lifetime Hoan.................       1,996
       300   Lincoln Electric Holdings.....       6,639
       300   Lufkin Industries.............       7,380
     1,200   National-Oilwell*.............      23,256
       600   Peabody Energy................      15,300
       200   Snap-on.......................       4,596
       200   SPS Technologies*.............       4,986
       500   Tecumseh Products, Class B....      19,500
       400   Teleflex......................      18,232
     1,400   Timken........................      23,450
       300   Toro..........................      16,875
                                             ----------
                                                261,162
                                             ----------
             MEDIA -- 2.9%
     3,000   American Greetings, Class A...      48,300
       900   Bowne & Co. ..................       9,000
       300   Cadmus Communications.........       2,892
       300   Equity Marketing*.............       3,225
       500   Media General, Class A........      25,425
       200   Outlook Group*................       1,120
     1,100   Scholastic*...................      49,148
                                             ----------
                                                139,110
                                             ----------
             METALS -- 1.0%
     1,000   Commercial Metals.............      17,920
       400   Gibraltar Steel...............       8,904
       400   L.B. Foster, Class A*.........       1,744
       300   Olympic Steel*................         846
       200   Ryerson Tull..................       1,286
       500   Southern Peru Copper..........       6,855
       300   Steel Technologies............       5,088
       100   Universal Stainless & Alloy
               Products*...................         590
       300   Worthington Industries........       5,610
                                             ----------
                                                 48,843
                                             ----------
             MISCELLANEOUS FINANCIAL --1.1%
       100   Credit Acceptance.............         820
       600   Irwin Financial...............      10,200
       300   Maxcor Financial Group*.......       1,782
       400   Municipal Mortgage & Equity...      10,184
       700   New Century Financial.........      16,380
       500   Raymond James Financial.......      13,535
                                             ----------
                                                 52,901
                                             ----------
             OFFICE MACHINERY -- 1.7%
       200   Cognizant Tech Solutions*.....      11,494
       610   Coinstar*.....................      15,726
     1,500   Iomega*.......................      16,035
       400   Nam Tai Electronics...........       7,080
       300   PAR Technology*...............       1,368
     3,000   Storage Technology*...........      31,530
                                             ----------
                                                 83,233
                                             ----------

  SHARES                                       VALUE
----------                                   ----------
             COMMON STOCKS (CONTINUED)
             OIL -- 3.5%
       300   Castle Energy.................  $    1,140
       300   Dominion Resources Black
               Warrior Trust...............       6,090
     1,100   Forest Oil*...................      28,050
       300   Greka Energy..................       1,560
       330   Howell........................       6,775
     1,500   Newfield Exploration*.........      50,385
       300   Penn Virginia.................       9,720
     1,000   Pogo Producing................      34,060
       600   Tom Brown*....................      13,740
     1,400   Vintage Petroleum.............      15,120
                                             ----------
                                                166,640
                                             ----------
             OIL DISTRIBUTION -- 0.6%
     1,300   ONEOK.........................      24,570
       600   TransMontaigne*...............       2,988
                                             ----------
                                                 27,558
                                             ----------
             OIL SERVICES -- 0.4%
       300   Matrix Service*...............       2,100
       300   Oceaneering International*....       7,635
       300   Oil States International*.....       3,000
       500   Resource America, Class A.....       4,000
                                             ----------
                                                 16,735
                                             ----------
             OTHER UTILITIES -- 0.7%
       300   American States Water.........       7,866
     1,100   National Fuel Gas.............      21,857
       100   RGC Resources.................       1,791
                                             ----------
                                                 31,514
                                             ----------
             PAPER -- 1.4%
       200   Bemis Co. ....................       9,880
       800   Boise Cascade.................      18,240
       200   CSS Industries*...............       7,212
       500   Glatfelter....................       5,775
     1,400   Longview Fibre................       9,716
       300   Nashua*.......................       2,082
       400   Rock-Tenn, Class A............       6,168
       500   Universal Forest Products.....       9,410
                                             ----------
                                                 68,483
                                             ----------
             REAL ESTATE ASSETS -- 1.7%
       700   Center Trust..................       4,060
       600   Corporate Office Properties
               Trust.......................       8,130
       400   FelCor Lodging Trust..........       5,132
     5,900   Host Marriott.................      54,752
       600   Insignia Financial Group*.....       4,710
       300   Jones Lang LaSalle*...........       6,168
                                             ----------
                                                 82,952
                                             ----------
             REAL ESTATE INVESTMENT TRUSTS -- 4.6%
       300   American Community Property
               Trust*......................       1,680
       600   Brandywine Realty Trust.......      13,530
       800   CBL & Associates Properties...      31,000
       100   Entertainment Properties
               Trust.......................       2,210
       500   Glenborough Realty Trust......      10,150
       200   Hanover Capital Mortgage
               Holdings....................       1,460

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. DISCOVERY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                       VALUE
----------                                   ----------
             COMMON STOCKS (CONTINUED)
             REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
       600   Hospitality Properties
               Trust.......................  $   19,872
     1,700   iStar Financial...............      47,464
       300   Keystone Property Trust.......       4,992
       700   Koger Equity..................      11,823
       500   Novastar Financial............      10,925
       200   One Liberty Properties........       2,972
       300   Parkway Properties............      10,152
       300   Ramco-Gershenson Properties
               Trust.......................       5,898
     1,700   Senior Housing Properties
               Trust.......................      19,074
       700   SL Green Realty...............      21,518
       200   Urstadt Biddle Properties.....       2,290
                                             ----------
                                                217,010
                                             ----------
             RETAIL -- 7.6%
       600   Aaron Rents...................      13,800
     1,600   AnnTaylor Stores*.............      36,848
     1,900   Big Lots*.....................      30,077
       300   Blair.........................       6,135
       200   Blue Rhino Corp...............       3,058
     1,200   Borders Group*................      18,960
       600   Burlington Coat Factory
               Warehouse...................      10,800
       500   Cash America International....       4,095
     4,400   Charming Shoppes*.............      29,700
     2,500   Chico's FAS*..................      39,825
       600   Dress Barn*...................       9,336
     4,100   Foot Locker*..................      40,959
       600   Friedman's, Class A...........       4,668
       600   Longs Drug Stores.............      13,854
     2,500   PETsMart*.....................      44,525
       200   Phoenix Footwear Group........       1,548
     1,200   Ruddick.......................      18,228
     1,000   Stein Mart*...................       5,840
       300   Weis Markets..................      10,044
       700   Zale*.........................      21,112
                                             ----------
                                                363,412
                                             ----------
             SERVICES -- 6.3%
     1,100   Acxiom*.......................      15,598
       300   Ambassadors Groups*...........       4,416
       300   Angelica......................       6,447
       400   BioSource International*......       2,408
       600   Career Education*.............      28,805
       300   Cornell Companies*............       2,385
       300   CPI...........................       4,125
     1,100   Deluxe........................      49,566
       300   Exponent*.....................       3,784
       200   Horizon Health*...............       2,120
       300   Huffy.........................       2,316
       200   Information Resources*........         742
       500   Mandalay Resort Group*........      16,775
       500   NCO Group*....................       5,695
       500   Omnicare......................      10,560
     1,900   Pittston Brink's Group........      42,560
     3,900   Quintiles Transnational*......      37,089
       900   Regis.........................      25,461
       600   Tier Technologies, Class B*...      11,352

  SHARES                                       VALUE
----------                                   ----------
             COMMON STOCKS (CONTINUED)
             SERVICES (CONTINUED)
     1,800   Varco International*..........  $   30,456
                                             ----------
                                                302,660
                                             ----------
             SOAPS & COSMETICS -- 0.2%
       300   Katy Industries*..............         870
       300   Stepan........................       8,055
                                             ----------
                                                  8,925
                                             ----------
             SOFTWARE -- 3.0%
     1,200   American Management
               Systems*....................      15,276
       300   Elite Information Group*......       2,088
       300   Group 1 Software*.............       4,200
       600   Hyperion Solutions*...........      11,010
     1,400   Intergraph*...................      23,926
       200   Prophet 21*...................       2,400
     3,500   Sybase*.......................      40,670
       800   Sykes Enterprises*............       3,368
     1,400   Take-Two Interactive
               Software*...................      40,600
                                             ----------
                                                143,538
                                             ----------
             STATE BANKS, FEDERAL RESERVE--
               0.5%
       200   National Bankshares...........       5,638
       200   Resource Bancshares...........       4,198
       800   Umpqua Holdings Corporation...      13,144
                                             ----------
                                                 22,980
                                             ----------
             TELEPHONE -- 0.1%
       200   Atlantic Tele-Network.........       2,860
                                             ----------
             TEXTILES -- 1.7%
       600   Albany International, Class
               A...........................      11,388
       300   Haggar........................       3,294
       200   Hampshire Group*..............       3,496
       400   Kellwood......................       9,144
       200   Liz Claiborne.................       4,990
       300   Oxford Industries.............       6,570
       600   Phillips-Van Heusen...........       7,560
       600   Quaker Fabric*................       3,774
       700   Quiksilver*...................      15,813
       400   Russell.......................       5,996
       200   Saucony, Class A*.............       1,251
     1,200   Stride Rite...................       9,492
                                             ----------
                                                 82,768
                                             ----------
             TRANSPORTATION -- 1.9%
       300   AirNet Systems*...............       1,380
       600   Alexander & Baldwin...........      13,350
       300   Covenant Transport, Class
               A*..........................       5,250
       100   General Maritime*.............         630
       200   Marten Transport*.............       3,800
       100   Offshore Logistics*...........       1,796
     1,800   Ryder System..................      44,874
       100   SEACOR SMIT*..................       4,099
       500   USFreightways.................      14,340
                                             ----------
                                                 89,519
                                             ----------
             TRAVEL/ENTERTAINMENT -- 3.6%
       900   Aztar*........................      11,889
     2,500   Brunswick.....................      52,600

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. DISCOVERY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                       VALUE
----------                                   ----------
             COMMON STOCKS (CONTINUED)
             TRAVEL/ENTERTAINMENT
               (CONTINUED)
     1,500   CBRL Group....................  $   34,230
       600   Dollar Thrifty Automotive
               Group*......................       9,630
       300   Jack In the Box*..............       6,840
       600   Kerzner International*........      13,800
       600   Landry's Restaurants..........      13,554
       300   Marcus........................       3,930
       200   Max & Erma's Restaurants*.....       2,736
       500   O'Charleys*...................       9,371
       600   Rare Hospitality
               International*..............      14,052
       200   Sonesta International Hotels,
               Class A.....................         952
                                             ----------
                                                173,584
                                             ----------
             WHOLESALE -- 2.7%
     1,600   Acuity Brands.................      19,616
       300   FinishMaster*.................       3,045
       300   GTSI*.........................       2,640
       700   Henry Schein*.................      36,925
       700   Hughes Supply.................      20,398
       100   Huttig Building Products*.....         339
       200   McRae Industries, Class A.....       1,500
       500   Nautica Enterprises*..........       5,200
       700   SCP Pool*.....................      19,187
       800   United Natural Foods*.........      18,424
       200   Watsco, Class B...............       2,800
                                             ----------
                                                130,074
                                             ----------
             TOTAL COMMON STOCKS...........   4,649,334
                                             ----------
PRINCIPAL                                      VALUE
----------                                   ----------
             REPURCHASE AGREEMENTS -- 4.4%
$  209,000   State Street Bank, dated
               9/30/02, due 10/01/02 at
               0.25% with a maturity value
               of $209,001 (Fully
               collateralized by Fannie Mae
               securities).................  $  209,000
                                             ----------
             TOTAL REPURCHASE AGREEMENTS...     209,000
                                             ----------
             TOTAL INVESTMENTS
               (COST $4,959,243)
               (a) -- 101.9%...............   4,858,334
                                             ----------
             LIABILITIES IN EXCESS OF
               OTHER ASSETS -- (1.9)%......     (90,758)
                                             ----------
             NET ASSETS -- 100.0%..........  $4,767,576
                                             ==========

---------------

*  Non-income producing security.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized depreciation as follows:

   Unrealized appreciation.................  $ 261,870
   Unrealized depreciation.................   (362,781)
                                             ---------
   Net unrealized depreciation.............  $(100,909)
                                             =========

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG EUROPEAN FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/02

                                                                             SINCE INCEPTION
                                                              LAST 1 YEAR       (7/23/01)
                                                              -----------    ---------------
Institutional Shares (AEUIX)................................    -18.41%          -23.52%
Class A Shares (REUAX)(2)...................................    -18.86%          -23.94%
Class A Shares*.............................................    -23.33%          -27.46%
Class B Shares (REUBX)(2)...................................    -19.51%          -24.51%
Class B Shares**............................................    -23.53%          -27.06%
MSCI Europe Index(1)........................................    -18.71%          -22.95%

Past performance is not indicative of future results.

     Stocks in Europe were sharply lower in the first half of the fiscal year as the expectation of a rapid economic recovery seemed to be faltering. Market sentiment continued deteriorating as a result of a combination of weakening economic signals, accounting scandals and continued disappointing corporate earnings. During first half of the fiscal year, stocks plunged a whopping 26.09% in dollar terms.

     The declines were broad based and no country or sector was immune to the market slide. Investors continued to focus on corporate earnings and the state of the economy. Stocks of companies with solid fundamentals fared better in the decline. Insurance stocks were under pressure from concerns on their investment portfolios under current adverse market environment. Growth stocks outperformed value stocks by a little over 3% and small stocks held up better than the large stocks.

     During the first six months of the fiscal year, the AXA Rosenberg European Fund outperformed its benchmark, the MSCI Europe index(1). The positive alpha was mainly from the fund's active exposures to risk indices and stock selection. The fund's positions in Abbey National, which saw its price gained 15% as the market overall was down 26% over the same period, contributed positively to the performance. The Manager follows a discipline approach to the investment process and the Fund avoids taking heavy bets on any individual company as well as countries and industries. The Fund managed to generate positive alpha on both year-to-date and trailing-one-year basis.

     The Manager follows a systematic and disciplined approach to investing. As of September 30, 2002, the portfolio holdings were diversified over 14 countries and 125 companies. The top 10 holdings accounted for about 35% of the total portfolio. Approximately 40% of the holdings were invested in the United Kingdom. The price-to-positive-earnings ratio of the portfolio was around 13, and the median market capitalization of the holdings was approximately 22 billion.

     The minimum investment for Institutional Shares is $1 million. The minimum investment for Investor Shares is $2,500.

     Performance data represents past performance which does not guarantee future results. Investment return and principal value may increase or decrease depending upon market, economic, political, currency exchange rates and other conditions affecting a fund's portfolio, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     International investing involves increased risk and volatility.

     Total return includes change in share price and reinvestment of distributions. Total return set forth may reflect the waiver of a portion of the Fund's advisory or administrative fees for certain periods since the inception date. In such instances, and without the waiver of fees, total return would have been lower.

     Portfolio holdings are subject to change and may not represent current or future holdings.

     AXA Rosenberg Mutual Funds are distributed by Barr Rosenberg Funds Distributor, Inc.

---------------

 * Reflects maximum 5.50% sales charge.

** Reflects the applicable contingent deferred sales charge (CDSC) maximum
   5.00%.

 (1) The Morgan Stanley Capital International Europe Index is an unmanaged, weighted equity index comprised of 16 developed European markets, including the U.K., based on large and medium capitalization securities. Investors cannot invest directly in any index.

 (2) Prior to the inception of Class A and Class B Shares on October 1, 2001, the performance is based on Institutional Share performance adjusted to reflect the deduction of fees and expenses.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG EUROPEAN FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                         -----
          COMMON STOCKS -- 96.5%
          AUSTRIA -- 0.1%
          Steel -- 0.1%
    270   Voest-Alpine....................   $    6,858
                                             ----------
          BELGIUM -- 1.6%
          Banking -- 1.4%
    918   Almanij.........................       29,577
      2   Banque Nationale de Belgique....        4,855
  4,950   Dexia...........................       44,615
                                             ----------
                                                 79,047
                                             ----------
          Retail -- 0.2%
    530   Delhaize Group..................        8,601
                                             ----------
                                                 87,648
                                             ----------
          FINLAND -- 3.5%
          Airlines -- 0.1%
  1,400   Finnair OYJ.....................        5,687
                                             ----------
          Chemicals -- 0.2%
  1,355   Kemira OYJ......................        8,959
                                             ----------
          Drugs -- 0.2%
    600   Orion-Yhtyma, Class A...........       12,459
                                             ----------
          Electric Utilities -- 0.8%
  6,200   Fortum..........................       35,416
    800   Wartsila........................        8,665
                                             ----------
                                                 44,081
                                             ----------
          Insurance -- 0.5%
    700   Pohjola Group, Class D..........        9,755
  2,300   Sampo, Class A*.................       15,116
                                             ----------
                                                 24,871
                                             ----------
          Machinery -- 0.2%
  1,300   Metso...........................       11,306
                                             ----------
          Metals -- 0.2%
  1,300   Outokumpu.......................       12,270
                                             ----------
          Paper -- 1.2%
  1,700   M-real, Class B.................       11,509
  5,700   Stora Enso OYJ-R................       55,205
                                             ----------
                                                 66,714
                                             ----------
          Steel -- 0.1%
    800   Rautaruukki OYJ.................        3,242
                                             ----------
                                                189,589
                                             ----------
          FRANCE -- 15.3%
          Airlines -- 0.2%
  1,840   Air France......................       13,275
                                             ----------
          Auto Parts -- 0.4%
     17   Faurecia........................          588
    800   Valeo*..........................       22,952
                                             ----------
                                                 23,540
                                             ----------
          Autos -- 0.2%
    211   Renault.........................        9,090
                                             ----------

SHARES                                         VALUE
------                                         -----
          COMMON STOCKS (CONTINUED)
          FRANCE (CONTINUED)
          Banking -- 2.5%
  1,728   Credit Lyonnais.................   $   56,511
    240   Natexis Banques Populaires......       16,793
  1,530   Societe Generale, Class A.......       64,506
                                             ----------
                                                137,810
                                             ----------
          Building -- 0.2%
    139   Eiffage.........................       10,715
                                             ----------
          Chemicals -- 0.8%
  1,156   Compagnie Generale des
          Etablissements Michelin, Class
            B.............................       32,469
  1,908   Rhodia..........................       12,068
                                             ----------
                                                 44,537
                                             ----------
          Construction Materials -- 1.1%
    176   Ciments Francais................        8,027
  2,360   Compagnie De Saint-Gobain.......       52,106
                                             ----------
                                                 60,133
                                             ----------
          Defense -- 0.4%
    800   Thales SA.......................       21,387
                                             ----------
          Drugs -- 3.1%
  3,170   Aventis.........................      166,044
                                             ----------
          Financial Investments -- 0.2%
     97   Societe Fonciere, Financiere Et
            De Participations.............        8,244
                                             ----------
          Food -- 1.6%
    600   Groupe Danone...................       72,344
    780   Sodexho Alliance SA.............       15,163
                                             ----------
                                                 87,507
                                             ----------
          Insurance -- 1.0%
  1,040   Assurances Generales de
            France........................       25,953
    896   CNP Assurances..................       29,736
                                             ----------
                                                 55,689
                                             ----------
          Machinery -- 0.1%
  1,839   Alstom..........................        6,943
                                             ----------
          Media -- 1.2%
  2,920   Havas SA........................        9,812
  4,756   Vivendi Universal...............       53,349
                                             ----------
                                                 63,161
                                             ----------
          Oil -- 2.3%
     39   Elf Gabon.......................        6,360
    900   TotalFinaElf SA.................      118,477
                                             ----------
                                                124,837
                                             ----------
                                                832,912
                                             ----------
          GERMANY -- 7.9%
          Air Transportation -- 0.0%
     30   Lufthansa*......................          276
                                             ----------
          Autos -- 1.7%
     30   Porsche.........................       12,453
  2,280   Volkswagen AG...................       82,922
                                             ----------
                                                 95,375
                                             ----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG EUROPEAN FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                         -----
          COMMON STOCKS (CONTINUED)
          GERMANY (CONTINUED)
          Chemicals -- 1.8%
  4,450   Bayer...........................   $   76,700
    550   Celanese........................       10,165
  1,780   MG Technolgies..................       11,681
                                             ----------
                                                 98,546
                                             ----------
          Electric Utilities -- 1.0%
  1,770   RWE.............................       52,479
                                             ----------
          Insurance -- 1.0%
    530   Allianz.........................       45,623
     27   Allianz Lebensversicherungs.....        8,966
                                             ----------
                                                 54,589
                                             ----------
          Software -- 2.4%
  3,830   Siemens.........................      128,506
                                             ----------
                                                429,771
                                             ----------
          GREECE -- 0.0%
          Banking -- 0.0%
     13   Bank of Greece..................          723
                                             ----------
          ITALY -- 4.9%
          Autos -- 0.7%
  4,000   Fiat............................       38,741
                                             ----------
          Banking -- 0.2%
 10,000   Banca di Roma...................        9,824
                                             ----------
          Building -- 0.1%
 10,000   SMI.............................        4,615
                                             ----------
          Electric Utilities -- 0.5%
 14,000   Edison..........................       26,289
                                             ----------
          Medical Instruments -- 0.2%
  6,000   Snia............................       11,089
                                             ----------
          Oil -- 3.2%
 13,000   ENI.............................      178,329
                                             ----------
                                                268,887
                                             ----------
          LUXEMBOURG -- 0.5%
          Metals -- 0.5%
  2,427   Arcelor*........................       24,610
                                             ----------
          NETHERLANDS -- 6.5%
          Banking -- 1.4%
  7,120   ABN AMRO Holding................       77,967
                                             ----------
          IT Hardware -- 1.9%
  7,300   Koninklijke (Royal) Philips
            Electronics...................      106,054
                                             ----------
          Liquor & Tobacco -- 0.6%
  1,210   Heineken Holding, Class A.......       34,727
                                             ----------
          Oil Comp-Integrated -- 2.6%
  3,380   Royal Dutch Petroleum...........      136,458
                                             ----------
          Services -- 0.0%
    284   Stork...........................        1,516
                                             ----------
                                                356,722
                                             ----------
          PORTUGAL -- 0.6%
          Electric Utilities -- 0.6%
 23,000   Electricidade de Portugal SA....       34,324
                                             ----------

SHARES                                         VALUE
------                                         -----
          COMMON STOCKS (CONTINUED)
          SPAIN -- 3.9%
          Air Transportation -- 0.0%
  1,500   Iberia Lineas Aereas de
            Espana........................   $    1,838
                                             ----------
          Building -- 0.3%
    448   Fomento de Construcciones y
            Contratas SA..................        8,802
  1,420   Obrascon Huarte Lain............        6,736
                                             ----------
                                                 15,538
                                             ----------
          Electric Utilities -- 1.6%
  6,620   Iberdrola.......................       85,707
                                             ----------
          Insurance -- 0.2%
  1,710   Corporacion Mapfre..............        9,633
                                             ----------
          Oil -- 1.8%
  8,290   Repsol YPF......................       98,235
                                             ----------
                                                210,951
                                             ----------
          SWEDEN -- 2.2%
          Autos -- 0.9%
  3,400   Volvo AB-A......................       46,751
                                             ----------
          Banking -- 1.1%
 14,900   Nordea..........................       59,135
                                             ----------
          Healthcare -- 0.2%
  3,200   Gambro AB-A.....................       12,734
                                             ----------
                                                118,620
                                             ----------
          SWITZERLAND -- 12.4%
          Drugs -- 4.0%
  3,200   Roche Holding...................      216,454
                                             ----------
          Financial Investments -- 2.3%
  3,050   UBS AG-Registered*..............      126,911
                                             ----------
          Food -- 4.8%
  1,200   Nestle..........................      262,286
                                             ----------
          Insurance -- 1.3%
    100   Schweizerische
            Lebensversicherungs-und
            Rentenanstalt (Swiss Life)....        8,875
    650   Zurich Financial Services.......       60,667
                                             ----------
                                                 69,542
                                             ----------
                                                675,193
                                             ----------
          UNITED KINGDOM -- 37.1%
          Advertising -- 0.2%
 12,000   Aegis Group.....................       12,880
                                             ----------
          Banking -- 8.0%
 19,000   Barclays........................      111,001
  6,000   HBOS............................       55,434
  9,000   HSBC Holdings...................       91,147
 10,000   Lloyds TSB Group................       73,834
  6,000   Royal Bank of Scotland Group....      113,226
                                             ----------
                                                444,642
                                             ----------
          Beverages -- 0.3%
  2,330   Cadbury Schweppes*..............       15,573
     64   Diageo PLC*.....................          794
                                             ----------
                                                 16,367
                                             ----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG EUROPEAN FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                         -----
          COMMON STOCKS (CONTINUED)
          UNITED KINGDOM (CONTINUED)
          Building Products -- 0.4%
  3,000   RMC Group*......................   $   19,768
                                             ----------
          Cellular -- 2.5%
105,000   Vodafone Group..................      134,574
                                             ----------
          Drugs -- 5.6%
 16,000   GlaxoSmithKline.................      309,487
                                             ----------
          Electronics -- 0.0%
  2,000   Invensys........................        1,911
                                             ----------
          Financial Investments -- 2.1%
  1,000   Amvescap........................        4,734
 15,000   CGNU............................       84,331
 25,000   Old Mutual......................       27,422
                                             ----------
                                                116,487
                                             ----------
          Insurance -- 0.2%
  4,000   John Mowlem.....................        8,523
                                             ----------
          IT Hardware -- 0.1%
  3,000   TT Electronics..................        5,720
                                             ----------
          Liquor & Tobacco -- 3.1%
 12,000   British American Tobacco........      122,473
  7,000   South African Breweries.........       47,996
                                             ----------
                                                170,469
                                             ----------
          Machinery -- 0.2%
  4,000   FKI.............................        5,127
  4,000   Morgan Crucible.................        3,767
                                             ----------
                                                  8,894
                                             ----------
          Metals -- 1.4%
 15,964   BHP Billiton....................       74,060
                                             ----------
          Oil -- 0.1%
  8,230   Premier Oil.....................        3,494
                                             ----------
          Oil -- International -- 4.1%
  1,000   BP Amoco........................        6,684
 36,000   Shell Transport & Trading
            Co. ..........................      214,565
                                             ----------
                                                221,249
                                             ----------
          Retail -- 4.2%
 17,000   J Sainsbury.....................       74,856
  9,000   Kingfisher......................       29,156
 16,000   Marks & Spencer Group...........       80,769
 10,000   Safeway.........................       32,789
  2,320   W.H. Smith......................       11,237
                                             ----------
                                                228,807
                                             ----------

SHARES                                         VALUE
------                                         -----
          COMMON STOCKS (CONTINUED)
          UNITED KINGDOM (CONTINUED)
          Soaps & Cosmetics -- 0.1%
  3,455   Body Shop International.........   $    5,542
                                             ----------
          Software -- 0.0%
  9,000   Dimension Data Holdings*........        2,265
                                             ----------
          Telephone -- 0.4%
 11,000   Cable & Wireless................       19,980
                                             ----------
          Transportation -- 0.5%
  1,947   Arriva..........................        9,645
 13,000   Stagecoach Holdings.............        4,140
  2,000   Tibbett & Britten Group.........       13,354
                                             ----------
                                                 27,139
                                             ----------
          Travel/Entertainment -- 1.9%
  2,000   Hilton Group....................        5,032
  6,000   Mytravel Group..................        7,690
  8,000   Six Continents..................       74,604
  1,564   Wolverhampton & Dudley
            Breweries.....................       14,462
                                             ----------
                                                101,788
                                             ----------
          Utilities -- Water -- 1.7%
936,000   Awg, Red Shares.................        1,178
  1,802   Pennon Group....................       17,993
  3,200   Severn Trent....................       29,993
  5,000   United Utilities*...............       46,195
                                             ----------
                                                 95,359
                                             ----------
                                              2,029,405
                                             ----------
          TOTAL INVESTMENTS (COST
            $6,770,458) (a) -- 96.5%......    5,266,213
                                             ----------
          OTHER ASSETS IN EXCESS OF
            LIABILITIES -- 3.5%...........      189,782
                                             ----------
          NET ASSETS -- 100.0%............   $5,455,995
                                             ==========

---------------

*  Non-income producing security.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized depreciation as follows:

   Unrealized appreciation................  $    43,160
   Unrealized depreciation................   (1,547,405)
                                            -----------
   Net unrealized depreciation............  $(1,504,245)
                                            ===========

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. LARGE CAPITALIZATION FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/02

                                                              SINCE INCEPTION    SINCE INCEPTION
                                                                  6/18/02            7/31/02
                                                              ---------------    ---------------
Institutional Shares (AXLIV)................................      -18.40%
Investor Shares (AXLVX).....................................                          -8.22%
Russell 1000 Index(1).......................................      -20.78%            -10.28%

Past performance is not indicative of future results.

    The U.S. Large Capitalization Fund was launched on June 18, 2002. Thus, this commentary covers the three-month period ending September 30, 2002.

    The U.S. equity markets fell sharply during September, bringing an end to another dismal quarter in which stocks posted their largest quarterly decline since the fourth quarter of 1987. Declines were broad-based, as small cap and value stocks, the best performing sectors for much of the past two years, fell along with large cap and growth stocks. Weakening economic numbers combined with a seemingly endless string of accounting scandals and continued disappointing corporate earnings reports to keep investor sentiment negative.

    No sector of the market was immune to the third quarter market decline. Technology stocks were once again hurt the most, while energy and consumer sectors dropped less, but no broad industry group showed positive returns. During the quarter, growth stocks outperformed value stocks, with the Russell 1000 Growth Index falling 15.05%, compared with an 18.77% loss for Russell 1000 Value Index.(2,3)

    Even with the modest reversal in value-growth spread in the quarter, investors continued to favor stocks with likely future earnings that appear attractively priced. After losing this focus during the technology stock bubble of 1998 and 1999, investors have returned to a closer scrutiny of company fundamentals and the prices paid to own a share of those characteristics. When investors focus on this relationship between prices and expected future earnings, we believe the performance of the AXA Rosenberg U.S. Large Capitalization Fund relative to its benchmark could be strong.

    The Fund outperformed its benchmark during the quarter as a result of its risk characteristics and the independent impact of individual stock selection. As the market continued to fall sharply during the quarter, the portfolio's lower beta(4) and higher exposure to price momentum relative to the benchmark helped performance during the quarter. The impact of industry exposures was neutral overall during the quarter, as the benefit of underweighting IT hardware stocks was offset by the cost of underweighting biotech and media companies. Among individual stock picks, the portfolio benefited from holding strong relative performers in the banking and services sectors. In addition, the portfolio held three of the top ten performing stocks during the quarter, and just one of the worst ten performing stocks.

    The minimum investment for the Institutional Shares is $1 million. The minimum investment for the Investor Shares is $2,500.

    Performance data represents past performance which does not guarantee future results. Investment return and principal value may increase or decrease depending upon market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost.

    Total return includes change in share price and reinvestment of distributions. Total return set forth reflects the waiver of a portion of the Fund's advisory or administrative fees for certain periods since the inception date. In such cases, and without the waiver of fees, total return would have been lower.

    Portfolio holdings are subject to change and may not represent current or future holdings.

    AXA Rosenberg Mutual Funds are distributed by Barr Rosenberg Funds Distributor, Inc.

---------------

(1) The Russell 1000 Index is the benchmark for the AXA Rosenberg U.S. Large Capitalization Fund. It is an unmanaged index of approximately 1,000 large capitalization companies with a market value up to $245 billion (largest stock in Index as September 30, 2002.) Investors cannot invest directly in any Index.

(2) The Russell 1000 Growth Index measures the performance of the Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

(3) The Russell 1000 Value Index measures the performance of the Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

(4) Beta is the systematic risk coefficient that expresses the expected response of asset or portfolio excess return to excess return on a market portfolio, e.g., a beta of 1.5 implies that 1.5 times the excess return on the market can be expected.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. LARGE CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS -- 99.1%
         AIRCRAFT -- 0.3%
1,000    Goodrich..........................  $   18,880
  300    Honeywell International...........       6,498
                                             ----------
                                                 25,378
                                             ----------
         AUTOS -- 2.9%
  500    Eaton.............................      31,870
5,100    General Motors....................     198,390
  300    Polaris Industries................      18,600
1,700    Visteon...........................      16,099
                                             ----------
                                                264,959
                                             ----------
         BANKING -- 17.0%
1,300    American Express..................      40,534
6,100    Bank of America...................     389,180
1,500    Bank of Montreal..................      34,710
5,100    Bank One..........................     190,740
5,600    Fannie Mae........................     333,424
  300    PNC Financial Services Group......      12,651
  200    Sovereign Bancorp.................       2,580
1,300    U.S. Bancorp......................      24,154
  100    UnionBanCal.......................       4,201
  300    United Bankshares.................       8,703
4,800    Wachovia..........................     156,912
7,300    Wells Fargo & Company.............     351,568
                                             ----------
                                              1,549,357
                                             ----------
         BUILDING -- 2.0%
  800    Centex............................      35,480
2,800    D.R. Horton.......................      52,136
  500    KB Home...........................      24,420
  600    Lennar............................      33,468
  600    Pulte.............................      25,578
  500    Toll Brothers*....................      10,870
                                             ----------
                                                181,952
                                             ----------
         CHEMICALS -- 2.7%
5,900    Du Pont (E.I.) de Nemours.........     212,813
1,300    Sherwin-Williams..................      30,784
                                             ----------
                                                243,597
                                             ----------
         COMPUTER -- 2.9%
11,200   Dell Computer*....................     263,312
                                             ----------
         CONSTRUCTION MATERIALS -- 0.1%
  400    Lafarge North America.............      11,588
                                             ----------
         DEFENSE -- 0.2%
  600    Textron...........................      20,460
                                             ----------
         DRUGS -- 4.3%
  800    Bausch & Lomb.....................      26,536
1,400    Mylan Laboratories................      45,836
9,600    Pfizer............................     278,592
  800    Sigma-Aldrich.....................      39,416
                                             ----------
                                                390,380
                                             ----------
         DURABLES -- 0.4%
  700    Harley-Davidson...................      32,515
                                             ----------

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS (CONTINUED)
         ELECTRIC UTILITIES -- 1.8%
2,300    Constellation Energy Group........  $   57,017
  800    Entergy...........................      33,280
1,300    Pepco Holdings....................      25,935
3,900    PG&E*.............................      43,914
                                             ----------
                                                160,146
                                             ----------
         ENVIRONMENTAL SERVICES -- 0.4%
1,900    Republic Services*................      35,720
                                             ----------
         FINANCIAL INVESTMENTS -- 0.5%
1,000    Countrywide Credit Industries.....      47,150
                                             ----------
         FOOD -- 4.0%
  400    Bunge Limited.....................       9,680
1,200    Coca-Cola.........................      57,552
  300    Fresh Del Monte Produce...........       7,677
1,000    Panamerican Beverages, Class A....       9,480
7,600    PepsiCo...........................     280,820
  100    Tyson Foods, Class A..............       1,163
                                             ----------
                                                366,372
                                             ----------
         HEALTH -- 3.4%
2,300    HEALTHSOUTH*......................       9,545
  300    Humana*...........................       3,720
  600    Triad Hospitals*..................      22,770
3,100    UnitedHealth Group................     270,382
                                             ----------
                                                306,417
                                             ----------
         HOUSEHOLD -- 1.0%
  500    International Game Technology*....      34,570
  500    La-Z-Boy..........................      11,600
1,500    Newell Rubbermaid.................      46,305
                                             ----------
                                                 92,475
                                             ----------
         INSTRUMENTS -- 6.8%
3,200    Boston Scientific*................     100,992
7,900    Johnson & Johnson.................     427,232
  900    Johnson Controls..................      69,138
1,500    Thermo Electron*..................      24,195
                                             ----------
                                                621,557
                                             ----------
         INSURANCE -- 6.1%
  500    American Financial Group..........      11,510
  400    CNA Financial*....................      10,000
1,100    Fidelity National Financial.......      31,614
1,900    Loews.............................      81,491
4,100    Marsh & McLennan Cos..............     170,724
1,700    MBIA..............................      67,915
2,900    MetLife...........................      66,004
  200    MGIC Investment...................       8,166
  300    Nationwide Financial Services,
           Class A.........................       8,010
1,100    Old Republic International........      31,218
  400    Radian Group......................      13,064
  600    RenaissanceRe Holdings............      22,674
1,800    Travelers Property Casualty, Class
           A*..............................      23,760
  452    Travelers Property Casualty, Class
           B...............................       6,116
                                             ----------
                                                552,266
                                             ----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. LARGE CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS (CONTINUED)
         IT HARDWARE -- 0.3%
3,600    3Com*.............................  $   14,184
  200    General Dynamics..................      16,266
                                             ----------
                                                 30,450
                                             ----------
         LIQUOR & TOBACCO -- 4.0%
  100    Anheuser-Busch Cos................       5,060
8,400    Philip Morris Companies...........     325,920
1,100    UST...............................      31,031
                                             ----------
                                                362,011
                                             ----------
         MACHINERY -- 3.5%
1,200    Energizer Holdings*...............      36,480
  500    Fortune Brands....................      23,645
  400    Harsco............................      10,876
  900    ITT Industries....................      56,097
  900    National-Oilwell*.................      17,442
  300    Peabody Energy....................       7,650
2,300    Rockwell Automation...............      37,421
  300    Teleflex..........................      13,674
2,000    United Technologies...............     112,980
                                             ----------
                                                316,265
                                             ----------
         MEDIA -- 2.8%
1,100    Gannett...........................      79,398
  700    Knight Ridder.....................      39,487
  200    Media General, Class A............      10,170
  300    Scholastic*.......................      13,404
2,300    Viacom, Class A*..................      93,265
1,500    Walt Disney.......................      22,710
                                             ----------
                                                258,434
                                             ----------
         MISCELLANEOUS FINANCIAL -- 1.0%
  300    A.G. Edwards......................       9,594
1,600    Moodys............................      77,600
                                             ----------
                                                 87,194
                                             ----------
         OFFICE MACHINERY -- 1.4%
  300    Eastman Kodak.....................       8,172
1,300    NCR*..............................      25,740
2,600    Pitney Bowes......................      79,274
1,300    Storage Technology*...............      13,663
                                             ----------
                                                126,849
                                             ----------
         OIL -- 0.3%
  300    Forest Oil*.......................       7,650
  600    Pogo Producing....................      20,436
                                             ----------
                                                 28,086
                                             ----------
         OIL -- INTEGRATED -- 5.0%
5,400    ChevronTexaco.....................     373,950
3,500    Marathon Oil......................      79,380
                                             ----------
                                                453,330
                                             ----------
         OIL SERVICES -- 0.1%
  200    Helmerich & Payne.................       6,846
                                             ----------
         OTHER UTILITIES -- 0.3%
  700    National Fuel Gas.................      13,909
  400    Noble Energy......................      13,588
                                             ----------
                                                 27,497
                                             ----------

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS (CONTINUED)
         PAPER -- 3.4%
  200    Bemis Co. ........................  $    9,880
1,300    International Paper...............      43,407
1,100    Kimberly-Clark....................      62,304
2,200    Procter & Gamble..................     196,636
                                             ----------
                                                312,227
                                             ----------
         PROPERTY/CASUALTY -- 0.7%
1,900    Safeco Corporation*...............      60,382
                                             ----------
         REAL ESTATE ASSETS -- 0.4%
  700    Catellus Development*.............      12,915
2,400    Host Marriott.....................      22,272
                                             ----------
                                                 35,187
                                             ----------
         REAL ESTATE INVESTMENT
           TRUSTS -- 1.1%
  400    Apartment Investment & Management,
           Class A.........................      15,540
  700    Boston Properties.................      26,040
  300    Hospitality Properties Trust......       9,936
1,100    iStar Financial...................      30,712
  500    Mack-Cali Realty..................      16,065
                                             ----------
                                                 98,293
                                             ----------
         RETAIL -- 6.3%
1,800    AutoNation*.......................      20,736
1,700    Big Lots*.........................      26,911
  800    Borders Group*....................      12,640
  800    Chico's FAS*......................      12,744
1,800    Federated Department Stores*......      52,992
1,500    Foot Locker*......................      14,985
6,300    Home Depot........................     164,430
  400    Lowe's Cos........................      16,560
  600    Office Depot*.....................       7,404
  200    Petco Animal Supplies Inc Com.....       4,338
1,400    PETsMart*.........................      24,934
  200    Ross Stores.......................       7,128
2,600    Sears, Roebuck & Co. .............     101,400
3,200    TJX Companies.....................      54,400
1,000    Wal-Mart Stores...................      49,240
                                             ----------
                                                570,842
                                             ----------
         SERVICES -- 2.3%
  600    Acxiom*...........................       8,508
1,000    Apollo Group, Class A*............      43,430
2,100    Computer Sciences*................      58,359
  600    Deluxe............................      27,036
  500    Mandalay Resort Group*............      16,775
1,200    Quintiles Transnational*..........      11,412
4,400    Unisys*...........................      30,800
  900    Varco International*..............      15,228
                                             ----------
                                                211,548
                                             ----------
         SOAPS & COSMETICS -- 0.3%
  500    Avon Products.....................      23,050
                                             ----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. LARGE CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS (CONTINUED)
         SOFTWARE -- 3.6%
  300    Affiliated Computer Services,
           Class A*........................  $   12,765
8,500    First Data........................     237,575
  600    GTECH Holdings*...................      14,892
1,000    Sybase*...........................      11,620
1,500    Symantec*.........................      50,505
                                             ----------
                                                327,357
                                             ----------
         TELEPHONE -- 1.2%
5,900    BellSouth.........................     108,324
                                             ----------
         TEXTILES -- 0.4%
  300    Jones Apparel Group*..............       9,210
  200    Liz Claiborne.....................       4,990
  200    Mohawk Industries*................       9,930
  200    NIKE, Class B.....................       8,636
                                             ----------
                                                 32,766
                                             ----------
         TRANSPORTATION -- 1.2%
  600    Ryder System......................      14,958
1,600    Union Pacific.....................      92,592
                                             ----------
                                                107,550
                                             ----------
         TRAVEL/ENTERTAINMENT -- 1.0%
  500    Blockbuster, Class A..............      12,400
  400    Brunswick.........................       8,416
  600    CBRL Group........................      13,692
  900    Darden Restaurants................      21,816
  500    Harrah's Entertainment*...........      24,105
  400    Wendy's International.............      13,244
                                             ----------
                                                 93,673
                                             ----------

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS (CONTINUED)
         WHOLESALE -- 1.7%
5,300    Sysco.............................  $  150,467
                                             ----------
         TOTAL INVESTMENTS (COST
           $10,559,370) (a) -- 99.1%.......   8,994,229
                                             ----------
         ASSETS IN EXCESS OF OTHER
           LIABILITIES -- .9%..............      79,488
                                             ----------
         NET ASSETS -- 100%................  $9,073,717
                                             ==========

---------------

*  Non-income producing security.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized depreciation as follows:

    Unrealized appreciation................  $    67,387
    Unrealized depreciation................   (1,632,528)
                                             -----------
    Net unrealized depreciation............  $(1,565,141)
                                             ===========

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                    AXA
                                                                   AXA           ROSENBERG          AXA
                                                                ROSENBERG      INTERNATIONAL     ROSENBERG
                                                                U.S. SMALL         SMALL        VALUE LONG/
                                                              CAPITALIZATION   CAPITALIZATION   SHORT EQUITY
                                                                   FUND             FUND          FUND(a)
                                                              --------------   --------------   ------------
ASSETS
Investments, at value (cost $555,529,298, $32,595,831,
 $225,772,419, respectively)................................   $568,056,955     $27,890,803     $221,389,483
Deposits with broker and custodian bank for securities sold
 short......................................................             --              --      176,607,261
Cash........................................................         27,340          92,670               --
Foreign currency, at value (cost $0, $871,995, $0,
 respectively)..............................................             --         885,906               --
Dividends and interest receivable...........................        659,644          67,332          213,131
Receivable for capital shares issued........................         51,558              --          465,981
Receivable for investments sold.............................      1,457,059         430,584               --
Receivable from Manager.....................................             --           1,122               --
Reclaims receivable.........................................             --          93,269               --
Deferred organization expenses..............................             --              --            4,805
Prepaid and other expenses..................................         47,387          30,243           41,177
                                                               ------------     -----------     ------------
   Total Assets.............................................    570,299,943      29,491,929      398,721,838
                                                               ------------     -----------     ------------
LIABILITIES
Securities sold short (proceeds $0, $0, $212,642,933,
 respectively)..............................................             --              --      175,335,953
Payable for investments purchased...........................      6,819,830         331,412               --
Payable for capital shares redeemed.........................         33,747              --          137,015
Net unrealized depreciation on foreign exchange contracts...             --           1,061               --
Accrued expenses and other liabilities:
 Manager fees...............................................        389,916              --          212,774
 12b-1 fees (Investor Shares, Class A Shares and Class B
   Shares)..................................................         22,198           1,702           20,038
 Service fees (Adviser Shares)..............................          6,857              --               --
 Other accrued expenses.....................................        209,253              --          128,704
                                                               ------------     -----------     ------------
   Total Liabilities........................................      7,481,801         334,175      175,834,484
                                                               ------------     -----------     ------------
NET ASSETS..................................................   $562,818,142     $29,157,754     $222,887,354
                                                               ============     ===========     ============
NET ASSETS CONSIST OF:
Capital.....................................................   $530,543,216     $42,338,760     $238,170,067
Accumulated net investment income...........................      1,175,367         348,705           50,784
Accumulated net realized gain/(loss) on investments, foreign
 currency transactions and securities sold short............     18,571,902      (8,844,576)     (48,257,541)
Net unrealized appreciation/(depreciation) on investments...     12,527,657      (4,705,028)      (4,382,936)
Net unrealized appreciation on foreign currency
 transactions...............................................             --          19,893               --
Net unrealized appreciation on securities sold short........             --              --       37,306,980
                                                               ------------     -----------     ------------
NET ASSETS..................................................   $562,818,142     $29,157,754     $222,887,354
                                                               ============     ===========     ============
Institutional Shares:
Net assets..................................................   $427,779,229     $21,539,147     $120,242,192
Shares outstanding..........................................     45,547,121       2,874,665       10,688,292
Net Asset Value and redemption price per share..............   $       9.39     $      7.49     $      11.25
                                                               ============     ===========     ============
Adviser Shares:
Net assets..................................................   $ 21,582,734     $        --     $         --
Shares outstanding..........................................      2,313,409              --               --
Net Asset Value, offering and redemption price per share....   $       9.33     $        --     $         --
                                                               ============     ===========     ============
Investor Shares:
Net assets..................................................   $113,456,179     $ 7,564,189     $ 97,349,066
Shares outstanding..........................................     12,209,061       1,016,359        8,672,915
Net Asset Value, offering and redemption price per share....   $       9.29     $      7.44     $      11.22
                                                               ============     ===========     ============
Class A Shares:
Net assets..................................................   $         --     $    31,389     $  3,937,284
Shares outstanding..........................................             --           4,209          351,355
Net Asset Value and redemption price per share..............   $         --     $      7.46     $      11.21
                                                               ============     ===========     ============
Class A Shares - maximum sales charge.......................             --            5.50%            5.50%
                                                               ------------     -----------     ------------
Maximum Offering Price Per Share (100%/(100%-maximum sales
 charge) of net asset value adjusted to the nearest cent)...   $         --     $      7.89     $      11.86
                                                               ============     ===========     ============
Class B Shares:
Net assets..................................................   $         --     $    23,029     $  1,358,812
Shares outstanding..........................................             --           3,099          121,666
Net Asset Value and offering price per share*...............   $         --     $      7.43     $      11.17
                                                               ============     ===========     ============

---------------

*  Redemption price per share varies by length of time shares are held.

(a)  Formerly the AXA Rosenberg Value Market Neutral Fund.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2002 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                     AXA
                                                                  ROSENBERG           AXA             AXA
                                                               U.S. LARGE/MID      ROSENBERG       ROSENBERG
                                                               CAPITALIZATION       ENHANCED     INTERNATIONAL
                                                              LONG/SHORT EQUITY       500           EQUITY
                                                                   FUND(a)            FUND           FUND
                                                              -----------------    ----------    -------------
ASSETS
Investments, at value (cost $15,660,621, $4,261,463,
  $7,853,709, respectively).................................     $14,976,609       $3,166,674     $ 6,274,281
Deposits with broker and custodian bank for securities sold
  short.....................................................      13,918,795               --              --
Cash........................................................              --           39,009              96
Foreign currency, at value (cost $0, $0, $28,271,
  respectively).............................................              --               --          28,588
Dividends and interest receivable...........................          22,664            4,966          18,678
Receivable for capital shares issued........................          76,506               --             675
Receivable for investments sold.............................         121,055            9,690          77,105
Receivable from Manager.....................................              --           10,024          20,018
Reclaims receivable.........................................              --               --          10,091
Prepaid expenses............................................          35,473           41,188          41,126
                                                                 -----------       ----------     -----------
    Total Assets............................................      29,151,102        3,271,551       6,470,658
                                                                 -----------       ----------     -----------
LIABILITIES
Securities sold short (proceeds $15,919,374, $0, $0,
  respectively).............................................      12,733,954               --              --
Payable for investments purchased...........................         552,118            8,306          29,494
Payable for capital shares redeemed.........................              --               --             656
Accrued expenses and other liabilities:
  Manager fees..............................................           2,568               --              --
  12b-1 fees (Investor Shares, Class A Shares and Class B
    Shares).................................................             584               29               8
  Other accrued expenses....................................          33,702           11,981          35,675
                                                                 -----------       ----------     -----------
    Total Liabilities.......................................      13,322,926           20,316          65,833
                                                                 -----------       ----------     -----------
NET ASSETS..................................................     $15,828,176       $3,251,235     $ 6,404,825
                                                                 ===========       ==========     ===========
NET ASSETS CONSIST OF:
Capital.....................................................     $14,544,504       $5,440,208     $11,440,372
Accumulated net investment income...........................          28,278           22,312          55,610
Accumulated net realized losses on investments, foreign
  currency transactions and securities sold short...........      (1,246,014)      (1,116,496)     (3,513,670)
Net unrealized appreciation/(depreciation) on investments...        (684,012)      (1,094,789)     (1,579,428)
Net unrealized appreciation on foreign currency
  transactions..............................................              --               --           1,941
Net unrealized appreciation on securities sold short........       3,185,420               --              --
                                                                 -----------       ----------     -----------
NET ASSETS..................................................     $15,828,176       $3,251,235     $ 6,404,825
                                                                 ===========       ==========     ===========
Institutional Shares:
Net assets..................................................     $12,259,369       $3,210,770     $ 6,385,369
Shares outstanding..........................................       1,015,279          549,418       1,119,320
Net Asset Value, offering and redemption price per share....     $     12.07       $     5.84     $      5.70
                                                                 ===========       ==========     ===========
Investor Shares:
Net assets..................................................     $ 3,463,251       $       --     $    17,717
Shares outstanding..........................................         284,185               --           3,124
Net Asset Value, offering and redemption price per share....     $     12.19       $       --     $      5.67
                                                                 ===========       ==========     ===========
Class A Shares:
Net assets..................................................     $    76,701       $    1,644     $       874
Shares outstanding..........................................           6,376              283             154
Net asset value and redemption price per share..............     $     12.03       $     5.81     $      5.68
                                                                 ===========       ==========     ===========
Class A Shares -- maximum sales charge......................            5.50%            3.00%           5.50%
                                                                 -----------       ----------     -----------
Maximum Offering Price Per Share (100%/(100%-maximum sales
  charge) of net asset value adjusted to the nearest
  cent).....................................................     $     12.73       $     5.99     $      6.01
                                                                 ===========       ==========     ===========
Class B Shares:
Net assets..................................................     $    28,855       $   38,820     $       865
Shares outstanding..........................................           2,408            6,700             153
Net Asset Value and offering price per share*...............     $     11.98       $     5.79     $      5.65
                                                                 ===========       ==========     ===========

---------------

*  Redemption price per share varies by length of time shares are held.

(a) Formerly the AXA Rosenberg Select Sectors Market Neutral Fund.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2002 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                   AXA                                               AXA
                                                                ROSENBERG           AXA              AXA          ROSENBERG
                                                              GLOBAL LONG/       ROSENBERG        ROSENBERG       U.S. LARGE
                                                              SHORT EQUITY     U.S. DISCOVERY     EUROPEAN      CAPITALIZATION
                                                                 FUND(a)            FUND            FUND             FUND
                                                              -------------    --------------    -----------    --------------
ASSETS
Investments, at value (cost $19,650,801, $4,959,243,
  $6,770,458, $10,559,370, respectively)....................   $18,928,278       $4,858,334      $ 5,266,213     $ 8,994,229
Deposits with broker and custodian bank for securities sold
  short.....................................................    16,064,555               --               --              --
Cash........................................................            --              953           16,916          62,295
Foreign currency, at value (cost $0, $0, $14,141,
  respectively).............................................            --               --           14,365              --
Dividends and interest receivable...........................        19,875            3,668           14,261          13,148
Receivable for capital shares issued........................        83,067               --               --              --
Receivable for investments sold.............................       216,258           48,863           83,692          85,178
Receivable from Manager.....................................            --           20,557           19,561          10,418
Reclaims receivable.........................................            --               --            8,254              --
Prepaid expenses and other assets...........................        39,701           39,746           48,544          37,180
                                                               -----------       ----------      -----------     -----------
    Total Assets............................................    35,351,734        4,972,121        5,471,806       9,202,448
                                                               -----------       ----------      -----------     -----------
LIABILITIES
Securities sold short (proceeds $19,628,434, $0, $0,
  respectively).............................................    15,883,688               --               --              --
Payable for investments purchased...........................       697,919          198,914           15,808         128,724
Accrued expenses and other liabilities:
  Manager fees..............................................         4,662               --               --              --
  12b-1 fees (Investor Shares, Class A Shares and Class B
    Shares).................................................           365              552                3               7
  Other accrued expenses....................................        21,837            5,079               --              --
                                                               -----------       ----------      -----------     -----------
    Total Liabilities.......................................    16,608,471          204,545           15,811         128,731
                                                               -----------       ----------      -----------     -----------
NET ASSETS..................................................   $18,743,263       $4,767,576      $ 5,455,995     $ 9,073,717
                                                               ===========       ==========      ===========     ===========
NET ASSETS CONSIST OF:
Capital.....................................................   $16,710,291       $5,049,128      $ 7,503,714     $11,116,975
Accumulated net investment income...........................         3,687            8,121          102,102          25,606
Accumulated net realized losses on investments, foreign
  currency transactions and securities sold short...........      (992,938)        (188,764)        (647,402)       (503,723)
Net unrealized appreciation on foreign currency
  transactions..............................................            --               --            1,826              --
Net unrealized appreciation on short sales..................     3,744,746               --               --              --
Net unrealized depreciation on investments..................      (722,523)        (100,909)      (1,504,245)     (1,565,141)
                                                               -----------       ----------      -----------     -----------
NET ASSETS..................................................   $18,743,263       $4,767,576      $ 5,455,995     $ 9,073,717
                                                               ===========       ==========      ===========     ===========
Institutional Shares:
Net assets..................................................   $15,632,255       $3,497,604      $ 5,454,338     $ 9,043,705
Shares outstanding..........................................     1,252,155          367,485          750,001       1,108,447
Net Asset Value, offering and redemption price per share....   $     12.48       $     9.52      $      7.27     $      8.16
                                                               ===========       ==========      ===========     ===========
Investor Shares:
Net assets..................................................   $ 2,973,488       $  131,828      $        --     $    28,367
Shares outstanding..........................................       238,948           13,892               --           3,479
Net Asset Value, offering and redemption price per share....   $     12.44       $     9.49      $        --     $      8.15
                                                               ===========       ==========      ===========     ===========
Class A Shares:
Net assets..................................................   $    97,822       $1,038,452      $       831     $       823
Shares outstanding..........................................         7,868          109,597              115             101
Net Asset Value and redemption price per share..............   $     12.43       $     9.48      $      7.23     $      8.15
                                                               ===========       ==========      ===========     ===========
Class A Shares -- maximum sales charge......................          5.50%            5.50%            5.50%           5.50%
                                                               -----------       ----------      -----------     -----------
Maximum Offering Price Per Share (100%/(100% -- maximum
  sales charge) of net asset value adjusted to the nearest
  cent).....................................................   $     13.15       $    10.03      $      7.65     $      8.62
                                                               ===========       ==========      ===========     ===========
Class B Shares:
Net assets..................................................   $    39,698       $   99,692      $       826     $       822
Shares outstanding..........................................         3,207           10,577              115             101
Net Asset Value and offering price per share*...............   $     12.38       $     9.43      $      7.18     $      8.14
                                                               ===========       ==========      ===========     ===========

---------------

*   Redemption price per share varies by length of time shares are held.

(a)  Formerly the AXA Rosenberg Multi-Strategy Market Neutral Fund.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                     AXA
                                                                   AXA            ROSENBERG           AXA
                                                                ROSENBERG       INTERNATIONAL      ROSENBERG
                                                                U.S. SMALL          SMALL         VALUE LONG/
                                                              CAPITALIZATION    CAPITALIZATION    SHORT EQUITY
                                                                   FUND              FUND           FUND(a)
                                                              --------------    --------------    ------------
Investment Income:
  Dividends (Net of withholding taxes of $0, $75,289, $8,
    respectively)...........................................  $   4,757,068      $   525,344      $    574,855
  Interest..................................................         66,434            3,392           882,085
                                                              -------------      -----------      ------------
    Total Investment Income.................................      4,823,502          528,736         1,456,940
                                                              -------------      -----------      ------------
Expenses:
  Manager fees..............................................      2,686,779          177,053           918,973
  Administration fees.......................................        447,610           26,537            92,503
  12b-1 fees (Investor Shares)..............................        138,719           10,930            48,623
  12b-1 fees (Class A Shares)...............................             --               63             3,682
  12b-1 fees (Class B Shares)...............................             --               61             3,569
  Service fees (Adviser Shares).............................         24,433               --                --
  Professional fees.........................................         91,237            5,358            47,434
  Custodian fees............................................        117,767          115,137            25,857
  Fund accounting fees......................................         31,318           42,552            55,363
  Organization fees.........................................             --               --             4,081
  Registration and filing fees..............................         31,784           19,066            21,136
  Transfer agent fees.......................................        124,566            1,349            23,072
  Trustees' fees............................................         92,984            5,310            29,334
  Dividend expense for securities sold short................             --               --           279,707
  Other expenses............................................        162,767           24,050             2,181
                                                              -------------      -----------      ------------
    Total expenses before waivers...........................      3,949,964          427,466         1,555,515
    Less expenses waived by the Manager.....................       (113,673)        (137,802)         (107,798)
                                                              -------------      -----------      ------------
    Less expenses waived by the Administrator...............       (188,156)         (11,681)          (38,367)
    Net Expenses............................................      3,648,135          277,983         1,409,350
                                                              -------------      -----------      ------------
Net Investment Income.......................................      1,175,367          250,753            47,590
                                                              -------------      -----------      ------------
Net Realized Gains/(Losses) from:
  Investments...............................................      1,684,205         (532,424)       (1,868,419)
  Foreign currency transactions.............................             --          109,087                --
  Securities sold short.....................................             --               --        10,616,695
Change in Unrealized Appreciation/(Depreciation) from:
  Investments...............................................   (105,516,626)      (3,878,521)      (19,792,758)
  Foreign currency transactions.............................             --           22,590                --
  Securities sold short.....................................             --               --        36,627,498
                                                              -------------      -----------      ------------
Net Realized and Unrealized Gains/(Losses) on Investments,
  Foreign Currency Transactions and Securities Sold Short...   (103,832,421)      (4,279,268)       25,583,016
                                                              -------------      -----------      ------------
Change in net assets resulting from operations..............  $(102,657,054)     $(4,028,515)     $ 25,630,606
                                                              =============      ===========      ============

---------------

(a) Formerly the AXA Rosenberg Value Market Neutral Fund.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                     AXA
                                                                  ROSENBERG            AXA             AXA
                                                               U.S. LARGE/MID       ROSENBERG       ROSENBERG
                                                               CAPITALIZATION       ENHANCED      INTERNATIONAL
                                                              LONG/SHORT EQUITY        500           EQUITY
                                                                   FUND(a)            FUND            FUND
                                                              -----------------    -----------    -------------
Investment Income:
  Dividends (Net of withholding taxes of $0, $0, $15,217,
    respectively)...........................................     $    86,631       $    31,953     $   111,993
  Interest..................................................          94,986               304              81
                                                                 -----------       -----------     -----------
    Total Investment Income.................................         181,617            32,257         112,074
                                                                 -----------       -----------     -----------
Expenses:
  Manager fees..............................................          63,057             9,575          32,818
  Administration fees.......................................           9,480             2,868           5,785
  12b-1 fees (Investor Shares)..............................           2,387                --             133
  12b-1 fees (Class A Shares)...............................              34                 4               2
  12b-1 fees (Class B Shares)...............................              13                46               5
  Professional fees.........................................           3,021             1,228           1,881
  Custodian fees............................................          23,888               918          75,632
  Fund accounting fees......................................          25,587            37,088          45,351
  Registration and filing fees..............................          14,615            19,467          19,125
  Transfer agent fees.......................................           8,076             6,322           6,996
  Trustees' fees............................................           1,269               624           1,041
  Dividend expense for securities sold short................          76,055                --              --
  Other expenses............................................           1,573             2,011           2,306
                                                                 -----------       -----------     -----------
    Total expenses before waivers and reimbursements........         229,055            80,151         191,075
    Less expenses waived or reimbursed by the Manager.......         (61,590)          (62,872)       (133,026)
                                                                 -----------       -----------     -----------
    Less expenses waived by the Administrator...............          (9,480)           (2,868)         (5,785)
    Net Expenses............................................         157,985            14,411          52,264
                                                                 -----------       -----------     -----------
Net Investment Income.......................................          23,632            17,846          59,810
                                                                 -----------       -----------     -----------
Net Realized Gains/(Losses) from:
  Investments...............................................        (682,062)         (298,889)       (488,152)
  Foreign currency transactions.............................              --                --          19,567
  Securities sold short.....................................       1,747,797                --              --
Net change in Unrealized Appreciation/(Depreciation) from:
  Investments...............................................      (1,820,708)         (788,871)     (1,151,006)
  Foreign currency transactions.............................              --                --           1,554
  Securities sold short.....................................       2,637,322                --              --
                                                                 -----------       -----------     -----------
Net Realized and Unrealized Gains/(Losses) from Investments,
  Foreign Currency Transactions and Securities Sold Short...       1,882,349        (1,087,760)     (1,618,037)
                                                                 -----------       -----------     -----------
Change in net assets resulting from operations..............     $ 1,905,981       $(1,069,914)    $(1,558,227)
                                                                 ===========       ===========     ===========

---------------

(a) Formerly the AXA Rosenberg Select Sectors Market Neutral Fund.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                  AXA
                                                               ROSENBERG         AXA                           AXA
                                                                 GLOBAL       ROSENBERG        AXA          ROSENBERG
                                                                 LONG/          U.S.        ROSENBERG       U.S. LARGE
                                                              SHORT EQUITY    DISCOVERY     EUROPEAN      CAPITALIZATION
                                                                FUND(a)         FUND          FUND           FUND(b)
                                                              ------------    ---------    -----------    --------------
Investment Income:
  Dividends (Net of withholding taxes of $0, $0, $16,741,
    respectively)...........................................  $    65,699     $ 28,088     $   124,921     $    53,081
  Interest..................................................       99,103           --              --              37
                                                              -----------     ---------    -----------     -----------
    Total Investment Income.................................      164,802       28,088         124,921          53,118
                                                              -----------     ---------    -----------     -----------
Expenses:
  Manager fees..............................................      103,621       15,714          25,491          20,622
  Administration fees.......................................       10,396        2,626           5,091           7,400
  12b-1 fees (Investor Shares)..............................          964          282              --              13
  12b-1 fees (Class A Shares)...............................           18          681               3               1
  12b-1 fees (Class B Shares)...............................           58          369               5               2
  Professional fees.........................................       17,144        1,552           1,715           1,871
  Custodian fees............................................        9,346       21,380          56,185          14,791
  Fund accounting fees......................................       20,010       42,290          37,544          15,843
  Registration and filing fees..............................        7,545       21,009          19,986           9,049
  Transfer agent fees.......................................        7,010        7,989           6,220           4,583
  Trustees' fees............................................       10,602          808             957             786
  Dividend expense for securities sold short................       56,454           --              --              --
  Other expenses............................................       29,440       16,254          14,177             973
                                                              -----------     ---------    -----------     -----------
    Total expenses before waivers/reimbursements............      272,608      130,954         167,374          75,934
    Less expenses waived/reimbursed by Manager..............     (101,097)    (106,917)       (119,787)        (41,022)
    Less expense waived by the Administrator................      (10,396)      (2,626)         (5,091)         (7,400)
                                                              -----------     ---------    -----------     -----------
    Net Expenses............................................      161,115       21,411          42,496          27,512
                                                              -----------     ---------    -----------     -----------
Net Investment Income.......................................        3,687        6,677          82,425          25,606
                                                              -----------     ---------    -----------     -----------
Net Realized Gains/(Losses) from:
  Investments...............................................     (554,927)     (65,668)       (519,357)       (503,723)
  Foreign currency transactions.............................           --           --          14,685              --
  Securities sold short.....................................    2,066,700           --              --              --
Net change in Unrealized Appreciation/(Depreciation) from:
  Investments...............................................   (2,206,005)    (555,606)     (1,447,475)     (1,565,141)
  Foreign currency transactions.............................           --           --           2,007              --
  Securities sold short.....................................    3,322,913           --              --              --
                                                              -----------     ---------    -----------     -----------
Net Realized and Unrealized Gains/(Losses) on Investments,
  Foreign Currency Transactions and Securities Sold Short...    2,628,681     (621,274)     (1,950,140)     (2,068,864)
                                                              -----------     ---------    -----------     -----------
Change in net assets resulting from operations..............  $ 2,632,368     $(614,597)   $(1,867,715)    $(2,043,258)
                                                              ===========     =========    ===========     ===========

---------------

(a) Formerly the AXA Rosenberg Multi-Strategy Market Neutral Fund.

(b) From commencement of operations on June 18, 2002.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                      AXA ROSENBERG                      AXA ROSENBERG                     AXA ROSENBERG
                                        U.S. SMALL                    INTERNATIONAL SMALL                   VALUE LONG/
                                   CAPITALIZATION FUND                CAPITALIZATION FUND              SHORT EQUITY FUND(a)
                             --------------------------------   -------------------------------   -------------------------------
                             SIX MONTHS ENDED    YEAR ENDED     SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
                              SEPTEMBER 30,       MARCH 31,      SEPTEMBER 30,      MARCH 31,      SEPTEMBER 30,      MARCH 31,
                                   2002             2002              2002             2002             2002             2002
                             ----------------   -------------   ----------------   ------------   ----------------   ------------
                               (UNAUDITED)                        (UNAUDITED)                       (UNAUDITED)
INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income.....   $   1,175,367     $   1,344,528     $    250,753     $    618,314     $     47,590     $  1,093,464
 Net realized
   gains/(losses) from:
   Investments.............       1,684,205        49,507,375         (532,424)      (7,621,685)      (1,868,419)      (1,047,405)
   Foreign currency
     transactions..........              --                --          109,087          (15,384)              --               --
   Securities sold short...              --                --               --               --       10,616,695        6,886,633
 Change in unrealized
appreciation/(depreciation)
   from:
   Investments.............    (105,516,626)       62,315,324       (3,878,521)       4,214,649      (19,792,758)       8,626,186
   Foreign currency
     transactions..........              --                --           22,590            8,905               --               --
   Securities sold short...              --                --               --               --       36,627,498       (6,879,933)
                              -------------     -------------     ------------     ------------     ------------     ------------
   Change in net assets
     resulting from
     operations............    (102,657,054)      113,167,227       (4,028,515)      (2,795,201)      25,630,606        8,678,945
                              -------------     -------------     ------------     ------------     ------------     ------------
DIVIDENDS TO SHAREHOLDERS
 FROM:
 Net investment income
   Institutional Shares....              --        (1,752,857)              --         (583,726)              --       (1,681,098)
   Adviser Shares..........              --           (35,193)              --               --               --               --
   Investor Shares.........              --          (154,950)              --         (136,226)              --          (83,404)
   Class A Shares..........              --                --               --              (25)              --             (477)
   Class B Shares..........              --                --               --              (23)              --              (21)
                              -------------     -------------     ------------     ------------     ------------     ------------
   Change in net assets
     from dividends........              --        (1,943,000)              --         (720,000)              --       (1,765,000)
                              -------------     -------------     ------------     ------------     ------------     ------------
 Net realized gains on
   investments
   Institutional Shares....              --       (22,016,310)              --          (12,593)              --               --
   Adviser Shares..........              --          (688,195)              --               --               --               --
   Investor Shares.........              --        (4,017,113)              --           (3,142)              --               --
   Class A Shares..........              --                --               --               (1)              --               --
   Class B Shares..........              --                --               --               (1)              --               --
                              -------------     -------------     ------------     ------------     ------------     ------------
                                         --       (26,721,618)              --          (15,737)              --               --
                              -------------     -------------     ------------     ------------     ------------     ------------
   Change in net assets
     resulting from
     dividends.............              --       (28,664,618)              --         (735,737)              --       (1,765,000)
                              -------------     -------------     ------------     ------------     ------------     ------------
CAPITAL TRANSACTIONS:
 Proceeds from shares
   issued
   Institutional Shares....      90,640,529       118,979,737       11,698,524       21,963,762       65,709,935        4,314,489
   Adviser Shares..........      12,432,874        10,181,016               --               --               --               --
   Investor Shares.........      52,655,306        57,865,316       16,908,166       29,764,247      144,759,479       24,158,234
   Class A Shares..........              --                --           35,373            1,012        3,273,143          365,565
   Class B Shares..........              --                --           25,014            1,013        1,255,217           97,099
                              -------------     -------------     ------------     ------------     ------------     ------------
                                155,728,709       187,026,069       28,667,077       51,730,034      214,997,774       28,935,387
                              -------------     -------------     ------------     ------------     ------------     ------------
 Proceeds from shares
   issued in exchange for
   shares of Barr Rosenberg
   VIT Market Neutral Fund
   Institutional Shares....              --                --               --               --               --        3,936,144
                              -------------     -------------     ------------     ------------     ------------     ------------
 Dividends reinvested
   Institutional Shares....              --        23,071,954               --          595,081               --        1,680,790
   Adviser Shares..........              --           612,966               --               --               --               --
   Investor Shares.........              --         4,157,890               --          138,843               --           83,195
   Class A Shares..........              --                --               --               25               --              477
   Class B Shares..........              --                --               --               24               --               21
                              -------------     -------------     ------------     ------------     ------------     ------------
                                         --        27,842,810               --          733,973               --        1,764,483
                              -------------     -------------     ------------     ------------     ------------     ------------
 Cost of shares redeemed*
   Institutional Shares....     (65,865,456)     (137,322,169)     (15,305,398)     (33,305,405)     (32,748,755)      (8,893,065)
   Adviser Shares..........      (4,906,691)       (3,438,248)              --               --               --               --
   Investor Shares.........     (27,830,640)      (31,764,433)     (14,538,280)     (24,946,874)     (60,261,080)     (23,056,736)
   Class A Shares..........              --                --               --               --          (65,452)              --
   Class B Shares..........              --                --               --               --         (140,576)              --
                              -------------     -------------     ------------     ------------     ------------     ------------
                                (98,602,787)     (172,524,850)     (29,843,678)     (58,252,279)     (93,215,863)     (31,949,801)
                              -------------     -------------     ------------     ------------     ------------     ------------
   Change in net assets
     from capital
     transactions..........      57,125,922        42,344,029       (1,176,601)      (5,788,272)     121,781,911        2,686,213
                              -------------     -------------     ------------     ------------     ------------     ------------
Change in net assets.......     (45,531,132)      126,846,638       (5,205,116)      (9,319,210)     147,412,517        9,600,158
NET ASSETS:
 Beginning of period.......     608,349,274       481,502,636       34,362,870       43,682,080       75,474,837       65,874,679
                              -------------     -------------     ------------     ------------     ------------     ------------
 End of period.............   $ 562,818,142     $ 608,349,274     $ 29,157,754     $ 34,362,870     $222,887,354     $ 75,474,837
                              =============     =============     ============     ============     ============     ============
Undistributed net
 investment income.........   $   1,175,367     $          --     $    348,705     $     97,952     $     50,784     $      3,194
                              =============     =============     ============     ============     ============     ============

---------------

*  Net of any redemption fees.

(a) Formerly the AXA Rosenberg Value Market Neutral Fund.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                        AXA ROSENBERG
                                U.S. LARGE/MID CAPITALIZATION            AXA ROSENBERG                   AXA ROSENBERG
                                  LONG/SHORT EQUITY FUND(a)            ENHANCED 500 FUND           INTERNATIONAL EQUITY FUND
                                ------------------------------   -----------------------------   ------------------------------
                                SIX MONTHS ENDED   YEAR ENDED    SIX MONTHS ENDED   YEAR ENDED   SIX MONTHS ENDED   YEAR ENDED
                                 SEPTEMBER 30,      MARCH 31,     SEPTEMBER 30,     MARCH 31,     SEPTEMBER 30,      MARCH 31,
                                      2002            2002             2002            2002            2002            2002
                                ----------------   -----------   ----------------   ----------   ----------------   -----------
                                  (UNAUDITED)                      (UNAUDITED)                     (UNAUDITED)
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income.......    $    23,632      $   220,984     $    17,846      $  30,998      $    59,810      $    78,602
  Net realized gains/(losses)
    from:
    Investments...............       (682,062)       1,534,306        (298,889)      (294,322)        (488,152)      (1,950,104)
    Foreign currency
      transactions............             --               --              --             --           19,567           60,270
    Securities sold short.....      1,747,797         (155,128)             --             --               --               --
  Change in unrealized
   appreciation/(depreciation)
    from:
    Investments...............     (1,820,708)       1,105,670        (788,871)       336,828       (1,151,006)       1,145,487
    Foreign currency
      transactions............             --               --              --             --            1,554            3,757
    Securities sold short.....      2,637,322       (1,688,285)             --             --               --               --
                                  -----------      -----------     -----------      ----------     -----------      -----------
    Change in net assets
      resulting from
      operations..............      1,905,981        1,017,547      (1,069,914)        73,504       (1,558,227)        (661,988)
                                  -----------      -----------     -----------      ----------     -----------      -----------
DIVIDENDS TO SHAREHOLDERS
  FROM:
  Net investment income
    Institutional Shares......             --         (336,026)             --        (31,986)              --         (400,875)
    Investor Shares...........             --           (2,930)             --             --               --           (1,022)
    Class A Shares............             --              (23)             --             (8)              --              (52)
    Class B Shares............             --              (21)             --             (6)              --              (51)
                                  -----------      -----------     -----------      ----------     -----------      -----------
    Change in net assets
      resulting from
      dividends...............             --         (339,000)             --        (32,000)              --         (402,000)
                                  -----------      -----------     -----------      ----------     -----------      -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued
    Institutional Shares......      2,264,979        2,687,346          13,980        353,754          429,662        1,661,666
    Investor Shares...........      5,671,590          552,091              --             --        1,272,314          255,447
    Class A Shares............         63,636           10,460           1,000          1,495                2            1,012
    Class B Shares............         27,501            1,010          42,000          1,010                2            1,012
                                  -----------      -----------     -----------      ----------     -----------      -----------
                                    8,027,706        3,250,907          56,980        356,259        1,701,980        1,919,137
                                  -----------      -----------     -----------      ----------     -----------      -----------
  Dividends reinvested
    Institutional Shares......             --          336,026              --          2,597               --           38,552
    Investor Shares...........             --            2,889              --             --               --            1,022
    Class A Shares............             --               23              --              8               --               52
    Class B Shares............             --               21              --              6               --               51
                                  -----------      -----------     -----------      ----------     -----------      -----------
                                           --          338,959              --          2,611               --           39,677
                                  -----------      -----------     -----------      ----------     -----------      -----------
  Cost of shares redeemed*
    Institutional Shares......     (1,773,327)      (5,514,796)        (35,069)       (10,272)        (365,719)      (1,830,131)
    Investor Shares...........     (2,851,903)        (113,005)             --             --       (1,275,101)        (257,390)
    Class A Shares............             --               --              --           (460)              --               (1)
    Class B Shares............             --               --              --             --               --               (1)
                                  -----------      -----------     -----------      ----------     -----------      -----------
                                   (4,625,230)      (5,627,801)        (35,069)       (10,732)      (1,640,820)      (2,087,523)
                                  -----------      -----------     -----------      ----------     -----------      -----------
    Change in net assets from
      capital transactions....      3,402,476       (2,037,935)         21,911        348,138           61,160         (128,709)
                                  -----------      -----------     -----------      ----------     -----------      -----------
Change in net assets..........      5,308,457       (1,359,388)     (1,048,003)       389,642       (1,497,067)      (1,192,697)
NET ASSETS:
  Beginning of period.........     10,519,719       11,879,107       4,299,238      3,909,596        7,901,892        9,094,589
                                  -----------      -----------     -----------      ----------     -----------      -----------
  End of period...............    $15,828,176      $10,519,719     $ 3,251,235      $4,299,238     $ 6,404,825      $ 7,901,892
                                  ===========      ===========     ===========      ==========     ===========      ===========
Undistributed/(Distributions
  in excess of) net investment
  income......................    $    28,278      $     4,646     $    22,312      $   4,466      $    55,610      $    (4,200)
                                  ===========      ===========     ===========      ==========     ===========      ===========

---------------

*  Net of any redemption fees.

(a) Formerly the AXA Rosenberg Select Sectors Market Neutral Fund.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                      AXA ROSENBERG                      AXA ROSENBERG                     AXA ROSENBERG
                             GLOBAL LONG/SHORT EQUITY FUND(a)         U.S. DISCOVERY FUND                  EUROPEAN FUND
                             --------------------------------   -------------------------------   -------------------------------
                             SIX MONTHS ENDED     YEAR ENDED    SIX MONTHS ENDED   PERIOD ENDED   SIX MONTHS ENDED   PERIOD ENDED
                               SEPTEMBER 30,      MARCH 31,      SEPTEMBER 30,      MARCH 31,      SEPTEMBER 30,      MARCH 31,
                                   2002              2002             2002            2002*             2002            2002**
                             -----------------   ------------   ----------------   ------------   ----------------   ------------
                                (UNAUDITED)                       (UNAUDITED)                       (UNAUDITED)
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income....     $     3,687      $   195,055       $    6,677       $    5,424      $    82,425       $   28,326
  Net realized
    gains/(losses) from:
    Investments............        (554,927)       1,746,678          (65,668)        (122,331)        (519,357)        (142,730)
    Foreign currency
      transactions.........              --               --               --               --           14,685           (8,649)
    Securities sold
      short................       2,066,700         (204,124)              --               --               --
  Change in unrealized
appreciation/(depreciation)
    from:
    Investments............      (2,206,005)       1,923,072         (555,606)         454,697       (1,447,475)         (56,770)
    Foreign currency
      transactions.........              --               --               --               --            2,007             (181)
    Securities sold
      short................       3,322,913       (2,315,236)              --               --               --               --
                                -----------      -----------       ----------       ----------      -----------       ----------
    Change in net assets
      resulting from
      operations...........       2,632,368        1,345,445         (614,597)         337,790       (1,867,715)        (180,004)
                                -----------      -----------       ----------       ----------      -----------       ----------
DIVIDENDS TO SHAREHOLDERS
  FROM:
  Net investment income
    Institutional Shares...              --         (408,612)              --           (5,739)              --               --
    Investor Shares........              --             (319)              --             (160)              --               --
    Class A Shares.........              --              (35)              --               (2)              --               --
    Class B Shares.........              --              (34)              --             (100)              --               --
                                -----------      -----------       ----------       ----------      -----------       ----------
    Change in net assets
      resulting from
      dividends............              --         (409,000)              --           (6,001)              --               --
                                -----------      -----------       ----------       ----------      -----------       ----------
CAPITAL TRANSACTIONS:
  Proceeds from shares
    issued Institutional
    Shares.................       4,444,306          947,370        1,012,134        2,673,591           31,002        7,500,020
    Investor Shares........       4,406,894           28,109          459,785           83,110               --               --
    Class A Shares.........          95,562            1,010        1,100,431           30,312               --            1,010
    Class B Shares.........          41,600            1,010           53,350           51,010               --            1,010
                                -----------      -----------       ----------       ----------      -----------       ----------
                                  8,988,362          977,499        2,625,700        2,838,023           31,002        7,502,040
                                -----------      -----------       ----------       ----------      -----------       ----------
  Dividends reinvested
    Institutional Shares...              --          408,612               --            5,739               --               --
    Investor Shares........              --              319               --              160               --               --
    Class A Shares.........              --               35               --                2               --               --
    Class B Shares.........              --               34               --                2               --               --
                                -----------      -----------       ----------       ----------      -----------       ----------
                                         --          409,000               --            5,903               --               --
                                -----------      -----------       ----------       ----------      -----------       ----------
  Cost of shares
    redeemed***
    Institutional Shares...      (1,863,560)      (6,701,200)         (17,363)          (8,986)         (29,328)              --
    Investor Shares........      (1,531,975)         (22,030)        (392,893)              --               --               --
    Class A Shares.........              --               --               --               --               --               --
    Class B Shares.........          (5,180)              --               --               --               --               --
                                -----------      -----------       ----------       ----------      -----------       ----------
                                 (3,400,715)      (6,723,230)        (410,256)          (8,986)         (29,328)              --
                                -----------      -----------       ----------       ----------      -----------       ----------
    Change in net assets
      from capital
      transactions.........       5,587,647       (5,336,731)       2,215,444        2,834,940            1,674        7,502,040
                                -----------      -----------       ----------       ----------      -----------       ----------
Change in net assets.......       8,220,015       (4,400,286)       1,600,847        3,166,729       (1,866,041)       7,322,036
NET ASSETS:
  Beginning of period......      10,523,248       14,923,534        3,166,729               --        7,322,036               --
                                -----------      -----------       ----------       ----------      -----------       ----------
  End of period............     $18,743,263      $10,523,248       $4,767,576       $3,166,729      $ 5,455,995       $7,322,036
                                ===========      ===========       ==========       ==========      ===========       ==========
Undistributed net
  investment income........     $     3,687      $        --       $    8,121       $    1,444      $   102,102       $   19,677
                                ===========      ===========       ==========       ==========      ===========       ==========

---------------

*   From commencement of operations on September 4, 2001.

**  From commencement of operations on July 23, 2001.

*** Net of any redemption fees.

(a)  Formerly the AXA Rosenberg Multi-Strategy Market Neutral Fund.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                        AXA ROSENBERG
                                  U.S. LARGE CAPITALIZATION
                                            FUND
                                  -------------------------
                                    FOR THE PERIOD ENDED
                                    SEPTEMBER 30, 2002(a)
                                  -------------------------
                                         (UNAUDITED)
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income.......           $    25,606
  Net realized loss from:
    Investments...............              (503,723)
  Change in unrealized
   appreciation/(depreciation)
    from:
    Investments...............            (1,565,141)
                                         -----------
    Change in net assets
     resulting from
     operations...............            (2,043,258)
                                         -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued
    Institutional Shares......            11,083,945
    Investor Shares...........                31,010
    Class A Shares............                 1,010
    Class B Shares............                 1,010
                                         -----------
                                          11,116,975
                                         -----------
    Change in net assets from
     capital transactions.....            11,116,975
                                         -----------
Change in net assets..........             9,073,717
NET ASSETS:
  Beginning of period.........                    --
                                         -----------
  End of period...............           $ 9,073,717
                                         ===========
Undistributed net investment
  income......................           $    25,606
                                         ===========

---------------

(a) From commencement of operations on June 18, 2002 to September 30, 2002.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

1. ORGANIZATION. Barr Rosenberg Series Trust (the "Trust") was established as a Massachusetts business trust under the laws of Massachusetts on April 1, 1988. The Trust is an open-end diversified management investment company offering ten portfolios: AXA Rosenberg U.S. Small Capitalization Fund, AXA Rosenberg International Small Capitalization Fund, AXA Rosenberg Value Long/Short Equity Fund (formerly known as the AXA Rosenberg Value Market Neutral Fund), AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund (formerly known as the AXA Rosenberg Select Sectors Market Neutral Fund), AXA Rosenberg Enhanced 500 Fund, AXA Rosenberg International Equity Fund, AXA Rosenberg Global Long/Short Equity Fund (formerly known as the AXA Rosenberg Multi-Strategy Market Neutral Fund), AXA Rosenberg U.S. Discovery Fund, AXA Rosenberg European Fund and the AXA Rosenberg U.S. Large Capitalization Fund (commenced operations on June 18, 2002), collectively (the "Funds"), or individually (the "Fund"). Each Fund is authorized to issue Institutional Shares and Investor Shares. In addition, all Funds (except the AXA Rosenberg U.S. Small Capitalization Fund) are authorized to issue Class A Shares and Class B Shares. Also, the AXA Rosenberg U.S. Small Capitalization Fund is authorized to issue Adviser Shares. Each class of shares in the Funds has identical rights and privileges except with respect to fees paid under shareholder service or distribution plans, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares.

The Funds are authorized to issue an unlimited number of shares of beneficial interest with no par value.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

  Security Valuation

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons under their supervision.

  Security Transactions and Related Investment Income

Security transactions are accounted for on the trade date, with realized gains or losses on the sale of investments determined by using the identified cost method. Dividend income is recorded on the ex-date, net of any non-refundable tax withholdings. Interest income (including amortization of premium and accretion of discount) is recorded as earned.

  Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. All monetary items denominated in foreign currencies are translated to U.S. dollars based upon the prevailing exchange rate at the close of each business day. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. Further, the effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2002 (CONTINUED)
--------------------------------------------------------------------------------

  Forward Foreign Currency Contracts

Forward foreign currency contracts are valued at the daily exchange rate of the underlying currency. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized appreciation or depreciation until the contractual settlement date. Gains or losses from the purchase or sale of forward foreign currency contracts are recorded as realized on the settlement date.

  Foreign Securities

The AXA Rosenberg International Small Capitalization Fund, AXA Rosenberg International Equity Fund and the AXA Rosenberg European Fund pursue their respective objectives by investing in foreign securities. There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange or other foreign governmental laws or restrictions.

  Real Estate Investment Trusts

The Funds own shares of real estate investment trusts ("REITS") which report information on the source of their distributions annually. Certain distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

  Short Sales

The AXA Rosenberg Value Long/Short Equity Fund, AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund and the AXA Rosenberg Global Long/Short Equity Fund are authorized to engage in short-selling which obligates the Fund to replace the security borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash and/or U.S. government securities sufficient to cover its short position on a daily basis. The collateral for the securities sold short includes the Bear Stearns Deposit Account and the securities held long as shown in the Schedules of Portfolio Investments.

  Expense Allocation

Expenses directly attributable to a Fund are charged to that Fund; expenses not directly attributable to a Fund are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund or on another reasonable basis. Expenses specific to a class are charged to that class. Expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets or another reasonable basis.

  Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions are made on a tax basis which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, REITS, redemptions-in-kind and wash sales for book and tax purposes. Permanent book and tax basis differences will result in reclassifications to capital accounts.

  Organizational Expenses

Costs incurred in connection with the organization and initial registration of the AXA Rosenberg Value Long/Short Equity Fund have been deferred and are being amortized on a straight-line basis over a sixty month period commencing December 1997.

3. MANAGEMENT, ADMINISTRATION, FUND ACCOUNTING, DISTRIBUTION AND
SHAREHOLDER SERVICE AGREEMENTS. AXA Rosenberg Investment Management LLC (the "Manager") provides advisory and management services to the Funds

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2002 (CONTINUED)
--------------------------------------------------------------------------------

under separate management contracts. The Manager is entitled to a fee, computed daily and paid monthly, at the annual rate of 0.90% for the AXA Rosenberg U.S. Small Capitalization Fund, 1.00% for the AXA Rosenberg International Small Capitalization Fund, 1.50% for the AXA Rosenberg Value Long/Short Equity Fund, 1.00% for the AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, 0.50% for the AXA Rosenberg Enhanced 500 Fund, 0.85% for the AXA Rosenberg International Equity Fund, 1.50% for the AXA Rosenberg Global Long/Short Equity Fund, 0.90% for the AXA Rosenberg U.S. Discovery Fund, 0.75% for the AXA Rosenberg European Fund and 0.75% for the AXA Rosenberg U.S. Large Capitalization Fund of each Fund's average net assets. The Manager has contractually agreed to waive fees and reimburse the Funds to limit the annual expenses to the following: 1.15% of the average net assets of the AXA Rosenberg U.S. Small Capitalization Fund, 1.50% of the average net assets of the AXA Rosenberg International Small Capitalization Fund, 0.75% of the average net assets of the AXA Rosenberg Enhanced 500 Fund, 1.35% of the average net assets of the AXA Rosenberg International Equity Fund, 1.15% of the average net assets of the AXA Rosenberg U.S. Discovery Fund, 1.25% of the average net assets of the AXA Rosenberg European Fund and 1.00% for the AXA Rosenberg U.S. Large Capitalization Fund. This includes the management fee but excludes the Service Fees and the Distribution and Shareholder Service Fees. The Manager has agreed to maintain an operating expense ratio for the AXA Rosenberg Value Long/Short Equity Fund of 1.75%, for the AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund of 1.25% and for the AXA Rosenberg Global Long/Short Equity Fund of 1.50% of each Fund's average net assets, exclusive of the dividend expense on short sales and the Distribution and Shareholder Service Fees.

Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next two fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. As of the period ending September 30, 2002, the reimbursement that may potentially be made by the Funds is as follows:

                                                                 EXPIRES          EXPIRES
                                                              MARCH 31, 2003   MARCH 31, 2004
                                                              --------------   --------------
     AXA Rosenberg U.S. Small Capitalization Fund...........     $195,127         $434,809
     AXA Rosenberg International Small Capitalization
      Fund..................................................      175,323          273,849
     AXA Rosenberg Value Long/Short Equity Fund.............      179,348          178,679
     AXA Rosenberg U.S. Large/Mid Capitalization Long/Short
      Equity Fund...........................................       69,920           88,373
     AXA Rosenberg Enhanced 500 Fund........................       75,810          118,977
     AXA Rosenberg International Equity Fund................      147,879          220,893
     AXA Rosenberg Global Long/Short Equity Fund............       79,210          161,003
     AXA Rosenberg U.S. Discovery Fund......................           --          117,899
     AXA Rosenberg European Fund............................           --          198,718

BISYS Fund Services Ohio, Inc. ("BISYS" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Trust's administrator and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, computed daily and paid monthly, at an annual rate of 0.15% of the average net assets of the Funds. The Administrator has voluntarily waived a portion of its fees in the AXA Rosenberg U.S. Small Capitalization Fund, AXA Rosenberg International Small Capitalization Fund and the AXA Rosenberg Value Long/Short Equity Fund. In addition, the Administrator has agreed to waive all fees in the AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, AXA Rosenberg Enhanced 500 Fund, AXA Rosenberg International Equity Fund, AXA Rosenberg Global Long/Short Equity Fund, AXA Rosenberg U.S. Discovery Fund, AXA Rosenberg European Fund and the AXA Rosenberg U.S. Large Capitalization Fund until the net assets reach $25 million.

BISYS serves the Trust as fund accountant. Under the terms of the fund accounting agreement, BISYS is entitled to receive an annual fee per Fund.

The Trust has adopted a Distribution and Shareholder Service Plan for its Investor Shares, Class A Shares and Class B Shares, pursuant to Rule 12b-1 under the 1940 Act. The Investor Shares, Class A Shares and Class B Shares of the Funds are sold on a continuous basis by the Trust's Distributor, Barr Rosenberg Funds Distributor, Inc. (the "Distributor"), an

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2002 (CONTINUED)
--------------------------------------------------------------------------------

indirect wholly-owned subsidiary of The BISYS Group, Inc. Under the Distribution and Shareholder Service Plan, the Funds pay the Distributor for expenses primarily intended to result in the sale of the Investor Shares, Class A Shares and Class B Shares. The annual Distribution and Shareholder Service Fee consists of the following: up to 0.25% of the respective average daily net assets of the Investor Shares, up to 0.50% of the respective average daily net assets of the Class A Shares and up to 1.00% of the respective average daily net assets of the Class B Shares. In addition, the Trustees have authorized each Fund to pay up to 0.15% of its average daily net assets attributable to Investor Shares for sub-transfer and sub-accounting services in connection with such shares.

Various service organizations act as servicing agents of the Adviser Shares of the AXA Rosenberg U.S. Small Capitalization Fund. Such shares are subject to an annual Service Fee of up to 0.25% of the average daily net assets attributable to such shares in accordance with a Service Plan adopted by the Trust. Effective June 1, 2001, the annual Service Fee was increased from 0.25% to 0.30% of the average daily net assets attributable to such shares.

4. EARLY REDEMPTION FEE. For the Funds, certain shares purchased on or after July 30, 2001, that were redeemed or exchanged in less than 30 days, are assessed a fee of 2% of the current net asset value of the shares. The fee, applied to shares redeemed or exchanged in the order in which they are purchased, is retained by the Fund for the benefit of remaining shareholders to defray Fund portfolio transaction expenses and facilitate portfolio management. For the period ended September 30, 2002, the AXA Rosenberg U.S. Small Capitalization Fund, AXA Rosenberg International Small Capitalization Fund, AXA Rosenberg Value Long/Short Equity Fund, AXA Rosenberg U.S. Large/Mid Capitalization Long/ Short Equity Fund, AXA Rosenberg International Equity Fund, AXA Rosenberg Global Long/Short Equity Fund and the AXA Rosenberg European Fund earned early redemption fees in the amount of $4,510, $43,661, $22,637, $1,729, $16,424, $315 and $2, respectively. Such amounts are included in the cost of shares redeemed which are recorded as net amounts.

5. SECURITY PURCHASES AND SALES. For the period ended September 30, 2002, purchases and sales of securities (excluding short-term securities) were as follows:

                                                               PURCHASES        SALES
                                                              ------------   ------------
     AXA Rosenberg U.S. Small Capitalization Fund...........  $309,883,558   $256,339,107
     AXA Rosenberg International Small Capitalization
      Fund..................................................    24,640,983     23,976,497
     AXA Rosenberg Value Long/Short Equity Fund.............   174,628,767     45,783,584
     AXA Rosenberg U.S. Large/Mid Capitalization Long/Short
      Equity Fund...........................................    20,077,803     13,501,184
     AXA Rosenberg Enhanced 500 Fund........................     1,661,225      1,661,583
     AXA Rosenberg International Equity Fund................     6,284,838      6,266,558
     AXA Rosenberg Global Long/Short Equity Fund............    21,628,286     12,080,612
     AXA Rosenberg U.S. Discovery Fund......................     4,094,671      1,860,059
     AXA Rosenberg European Fund............................     7,144,558      7,015,267
     AXA Rosenberg U.S. Large Capitalization Fund...........    15,111,766      4,037,602

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2002 (CONTINUED)
--------------------------------------------------------------------------------

6. SALES AND REDEMPTIONS OF SHARES. Transactions in shares of beneficial interest were as follows:

                                                                SIX MONTHS ENDED SEPTEMBER 30, 2002
                                        -----------------------------------------------------------------------------------
                                                              AXA                                AXA
                                             AXA           ROSENBERG           AXA            ROSENBERG            AXA
                                          ROSENBERG      INTERNATIONAL      ROSENBERG      U.S. LARGE/MID       ROSENBERG
                                          U.S. SMALL         SMALL         VALUE LONG/     CAPITALIZATION       ENHANCED
                                        CAPITALIZATION   CAPITALIZATION   SHORT EQUITY    LONG/SHORT EQUITY        500
                                             FUND             FUND           FUND(A)           FUND(B)            FUND
                                        --------------   --------------   -------------   -----------------   -------------
Share Transactions:
Shares sold:
  Institutional.......................     8,465,970        1,367,423       6,163,683          192,071            1,945
  Adviser.............................     1,191,282               --              --               --               --
  Investor............................     5,080,235        1,956,696      13,741,671          481,724               --
  Class A.............................            --            4,075         314,120            5,318              140
  Class B.............................            --            2,965         123,749            2,315            6,557
                                          ----------       ----------      ----------         --------           ------
                                          14,737,487        3,331,159      20,343,223          681,428            8,642
                                          ----------       ----------      ----------         --------           ------
Shares redeemed:
  Institutional.......................    (6,062,039)      (1,799,371)     (3,251,954)        (158,507)          (5,357)
  Adviser.............................      (469,367)              --              --               --               --
  Investor............................    (2,659,885)      (1,691,515)     (5,667,259)        (243,121)              --
  Class A.............................            --               --          (6,356)              --               --
  Class B.............................            --               --         (13,331)              --               --
                                          ----------       ----------      ----------         --------           ------
                                          (9,191,291)      (3,490,886)     (8,938,900)        (401,628)          (5,357)
                                          ----------       ----------      ----------         --------           ------
Net increase/(decrease):
  Institutional.......................     2,403,931         (431,948)      2,911,729           33,564           (3,412)
  Adviser.............................       721,915               --              --               --               --
  Investor............................     2,420,350          265,181       8,074,412          238,603               --
  Class A.............................            --            4,075         307,764            5,318              140
  Class B.............................            --            2,965         110,418            2,315            6,557
                                          ----------       ----------      ----------         --------           ------
                                           5,546,196         (159,727)     11,404,323          279,800            3,285
                                          ==========       ==========      ==========         ========           ======

---------------

(a)  Formerly the AXA Rosenberg Value Market Neutral Fund.

(b) Formerly the AXA Rosenberg Select Sectors Market Neutral Fund.

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2002 (CONTINUED)
--------------------------------------------------------------------------------

                                                               SIX MONTHS ENDED SEPTEMBER 30, 2002
                                          ------------------------------------------------------------------------------
                                          AXA ROSENBERG   AXA ROSENBERG   AXA ROSENBERG                   AXA ROSENBERG
                                          INTERNATIONAL   GLOBAL LONG/        U.S.        AXA ROSENBERG     U.S. LARGE
                                             EQUITY       SHORT EQUITY      DISCOVERY       EUROPEAN      CAPITALIZATION
                                              FUND           FUND(a)          FUND            FUND           FUND(b)
                                          -------------   -------------   -------------   -------------   --------------
Share Transactions:
Shares sold:
  Institutional.........................      63,774         374,538         100,685          3,552         1,108,447
  Investor..............................     183,401         367,323          44,233             --             3,479
  Class A...............................          --           7,775         106,790             --               101
  Class B...............................          --           3,544           5,350             --               101
                                            --------        --------         -------         ------         ---------
                                             247,175         753,180         257,058          3,552         1,112,128
                                            --------        --------         -------         ------         ---------
Shares redeemed:
  Institutional.........................     (56,535)       (159,128)         (1,756)        (3,552)               --
  Adviser...............................          --              --              --             --                --
  Investor..............................    (182,768)       (129,076)        (39,205)            --                --
  Class A...............................          --              --              --             --                --
  Class B...............................          --            (430)             --             --                --
                                            --------        --------         -------         ------         ---------
                                            (239,303)       (288,634)        (40,961)        (3,552)               --
                                            --------        --------         -------         ------         ---------
Net increase/(decrease):
  Institutional.........................       7,239         215,410          98,929             --         1,108,447
  Investor..............................         633         238,247           5,028             --             3,479
  Class A...............................          --           7,775         106,790             --               101
  Class B...............................          --           3,114           5,350             --               101
                                            --------        --------         -------         ------         ---------
                                               7,872         464,546         216,097             --         1,112,128
                                            ========        ========         =======         ======         =========

---------------

(a)  Formerly the AXA Rosenberg Multi-Strategy Market Neutral Fund.

(b) From commencement of operations on June 18, 2002.

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2002 (CONTINUED)
--------------------------------------------------------------------------------

                                                                           YEAR ENDED MARCH 31, 2002
                                                      --------------------------------------------------------------------
                                                                                                        AXA
                                                                            AXA            AXA       ROSENBERG
                                                           AXA           ROSENBERG      ROSENBERG     SELECT        AXA
                                                        ROSENBERG      INTERNATIONAL      VALUE       SECTORS    ROSENBERG
                                                        U.S. SMALL         SMALL          MARKET      MARKET     ENHANCED
                                                      CAPITALIZATION   CAPITALIZATION    NEUTRAL      NEUTRAL       500
                                                           FUND             FUND           FUND        FUND        FUND
                                                      --------------   --------------   ----------   ---------   ---------
Share Transactions:
Shares sold:
  Institutional.....................................    11,450,046        2,647,769        493,395    265,315     46,282
  Adviser...........................................     1,006,522               --             --         --         --
  Investor..........................................     5,658,543        3,439,550      2,749,277     53,906         --
  Class A*..........................................            --              131         43,531      1,056        205
  Class B*..........................................            --              131         11,245         91        142
                                                       -----------       ----------     ----------   --------     ------
                                                        18,115,111        6,087,581      3,297,448    320,368     46,629
                                                       -----------       ----------     ----------   --------     ------
Shares sold in exchange for shares of Barr Rosenberg
  VIT Market Neutral Fund:
  Institutional.....................................            --               --        507,890         --         --
                                                       -----------       ----------     ----------   --------     ------
Issued upon reinvestment of distributions:
  Institutional.....................................     2,342,330           74,947        209,836     34,714        343
  Adviser...........................................        62,484               --             --         --         --
  Investor..........................................       425,577           17,575         10,386        295         --
  Class A*..........................................            --                3             60          2          1
  Class B*..........................................            --                3              3          2          1
                                                       -----------       ----------     ----------   --------     ------
                                                         2,830,391           92,528        220,285     35,013        345
                                                       -----------       ----------     ----------   --------     ------
Shares redeemed:
  Institutional.....................................   (13,302,892)      (4,010,528)    (1,068,555)  (552,350)    (1,343)
  Adviser...........................................      (331,610)              --             --         --         --
  Investor..........................................    (3,159,732)      (2,896,413)    (2,648,792)   (11,112)        --
  Class A*..........................................            --               --             --         --        (63)
                                                       -----------       ----------     ----------   --------     ------
                                                       (16,794,234)      (6,906,941)    (3,717,347)  (563,462)    (1,406)
                                                       -----------       ----------     ----------   --------     ------
Net increase/(decrease):
  Institutional.....................................       489,484       (1,287,812)       142,566   (252,321)    45,282
  Adviser...........................................       737,396               --             --         --         --
  Investor..........................................     2,924,388          560,712        110,871     43,089         --
  Class A*..........................................            --              134         43,591      1,058        143
  Class B*..........................................            --              134         11,248         93        143
                                                       -----------       ----------     ----------   --------     ------
                                                         4,151,268         (726,832)       308,276   (208,081)    45,568
                                                       ===========       ==========     ==========   ========     ======

---------------

* From commencement of operations on October 1, 2001 (for all funds except the U.S. Small Capitalization Fund).

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2002 (CONTINUED)
--------------------------------------------------------------------------------

                                                                          YEAR ENDED MARCH 31, 2002
                                                              -------------------------------------------------
                                                                                 AXA
                                                                              ROSENBERG
                                                                   AXA         MULTI-        AXA
                                                                ROSENBERG     STRATEGY    ROSENBERG      AXA
                                                              INTERNATIONAL    MARKET       U.S.      ROSENBERG
                                                                 EQUITY        NEUTRAL    DISCOVERY   EUROPEAN
                                                                  FUND          FUND*      FUND**      FUND***
                                                              -------------   ---------   ---------   ---------
Share Transactions:
Shares sold:
  Institutional.............................................      209,245      103,543     268,939     750,001
  Investor..................................................       31,806        2,891       8,848          --
  Class A****...............................................          146           89       2,807         115
  Class B****...............................................          145           89       5,227         115
                                                                 --------     --------     -------     -------
                                                                  241,342      106,612     285,821     750,231
                                                                 --------     --------     -------     -------
Issued upon reinvestment of distributions:
  Institutional.............................................        5,678       43,469         580          --
  Investor..................................................          151           34          16          --
  Class A****...............................................            8            4          --          --
  Class B****...............................................            8            4          --          --
                                                                 --------     --------     -------     -------
                                                                    5,845       43,511         596          --
                                                                 --------     --------     -------     -------
Shares redeemed:
  Institutional.............................................     (216,505)    (692,583)       (963)         --
  Investor..................................................      (32,413)      (2,224)         --          --
                                                                 --------     --------     -------     -------
                                                                 (248,918)    (694,807)       (963)         --
                                                                 --------     --------     -------     -------
Net increase/(decrease):
  Institutional.............................................       (1,582)    (545,571)    268,556     750,001
  Investor..................................................         (456)         701       8,864          --
  Class A****...............................................          154           93       2,807         115
  Class B****...............................................          153           93       5,227         115
                                                                 --------     --------     -------     -------
                                                                   (1,731)    (544,684)    285,454     750,231
                                                                 ========     ========     =======     =======

---------------

*    From commencement of operations on August 23, 2001 (Investor).

** From commencement of operations on September 4, 2001 (Institutional) and October 3, 2001 (Investor).

***  From commencement of operations on July 23, 2001 (Institutional).

**** From commencement of operations on October 1, 2001 (for all funds except the U.S. Small Capitalization Fund).

7. LINE OF CREDIT. A loan agreement to a maximum amount of 33.33% of total net assets for the AXA Rosenberg Value Long/Short Equity Fund has been established by the custodian for temporary purposes. In addition, an unsecured committed line of credit to a maximum amount of $20,000,000 has been established by the custodian for general purposes for the AXA Rosenberg U.S. Small Capitalization Fund, AXA Rosenberg International Small Capitalization Fund, AXA Rosenberg International Equity Fund, AXA Rosenberg U.S. Discovery Fund, AXA Rosenberg European Fund and the U.S. Large Capitalization Fund. A commitment fee of 0.09% per annum will be incurred on the unused portion of the line of credit which is allocated to the Funds. There were no borrowings on the line of credit for the period ended September 30, 2002.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                    FOR THE        FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                SIX MONTHS ENDED      ENDED          ENDED          ENDED          ENDED          ENDED
                                 SEPTEMBER 30,      MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,
                                      2002             2002           2001           2000           1999           1998
                                ----------------   ------------   ------------   ------------   ------------   ------------
                                  (UNAUDITED)
INSTITUTIONAL SHARES
Net asset value, beginning of
  period......................      $  11.18         $   9.57       $  10.06       $   7.66       $   9.76       $   7.13
                                    --------         --------       --------       --------       --------       --------
Investment activities:
  Net investment income.......          0.02             0.03*          0.03*            --           0.01*          0.02*
  Net realized and unrealized
     gains/(losses) on
     investments..............         (1.81)            2.17          (0.16)          2.40          (2.02)          3.14
                                    --------         --------       --------       --------       --------       --------
  Total from investment
     activities...............         (1.79)            2.20          (0.13)          2.40          (2.01)          3.16
                                    --------         --------       --------       --------       --------       --------
Dividends:
  Net investment income.......            --            (0.04)         (0.03)            --**        (0.01)         (0.01)
  Net realized gains on
     investments..............            --            (0.55)         (0.33)            --          (0.08)         (0.52)
                                    --------         --------       --------       --------       --------       --------
  Total dividends.............            --            (0.59)         (0.36)            --          (0.09)         (0.53)
                                    --------         --------       --------       --------       --------       --------
Net asset value, end of
  period......................      $   9.39         $  11.18       $   9.57       $  10.06       $   7.66       $   9.76
                                    ========         ========       ========       ========       ========       ========
Total return..................        (16.01)%***       23.92%         (1.26)%        31.36%        (20.56)%        44.95%
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
  Net Assets, end of period
     (000)....................      $427,779         $482,205       $408,148       $447,879       $445,476       $537,891
  Net investment income/(loss)
     net of
     waivers/reimbursements...          0.52%****        0.33%          0.26%          0.02%          0.16%          0.19%
  Expenses before waivers/
     reimbursements...........          1.19%****        1.29%          1.25%          1.23%          1.19%          1.30%
  Expenses net of waivers/
     reimbursements...........          1.15%****        1.15%          1.15%          1.15%          1.15%          1.15%
  Portfolio turnover rate.....         43.22%          101.08%        128.79%        141.78%        123.66%         77.70%

---------------

*     Calculated based on the average shares outstanding during
      the period.
**    Amount per share was less than $0.005.
***   Not annualized.
****  Annualized.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                    FOR THE        FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                SIX MONTHS ENDED      ENDED          ENDED          ENDED          ENDED          ENDED
                                 SEPTEMBER 30,      MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,
                                      2002             2002           2001           2000           1999           1998
                                ----------------   ------------   ------------   ------------   ------------   ------------
                                  (UNAUDITED)
ADVISER SHARES
Net asset value, beginning of
  period......................      $ 11.12          $  9.53         $10.02         $ 7.65        $  9.75        $  7.14
                                    -------          -------         ------         ------        -------        -------
Investment activities:
  Net investment
     income/(loss)............         0.01               --*          0.01*            --             --*         (0.01)*
  Net realized and unrealized
     gains/(losses) on
     investments..............        (1.80)            2.17          (0.16)          2.37          (2.02)          3.14
                                    -------          -------         ------         ------        -------        -------
  Total from investment
     activities...............        (1.79)            2.17          (0.15)          2.37          (2.02)          3.13
                                    -------          -------         ------         ------        -------        -------
Dividends:
  Net investment income.......           --            (0.03)         (0.01)            --**           --             --
  Net realized gains on
     investments..............           --            (0.55)         (0.33)            --          (0.08)         (0.52)
                                    -------          -------         ------         ------        -------        -------
  Total dividends.............           --            (0.58)         (0.34)            --          (0.08)         (0.52)
                                    -------          -------         ------         ------        -------        -------
Net asset value, end of
  period......................      $  9.33          $ 11.12         $ 9.53         $10.02        $  7.65        $  9.75
                                    =======          =======         ======         ======        =======        =======
Total return..................       (16.10)%***       23.61%         (1.43)%        31.00%        (20.70)%        44.50%
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
  Net Assets, end of period
     (000)....................      $21,583          $17,695         $8,137         $7,884        $15,465        $17,448
  Net investment income/(loss)
     net of
     waivers/reimbursements...         0.29%****        0.05%          0.07%         (0.16)%        (0.00)%        (0.06)%
  Expenses before waivers/
     reimbursements...........         1.44%****        1.53%          1.45%          1.39%          1.35%          1.56%
  Expenses net of waivers/
     reimbursements...........         1.40%****        1.39%          1.35%          1.31%          1.29%          1.40%
  Portfolio turnover rate.....        43.22%          101.08%        128.79%        141.78%        123.66%         77.70%

---------------

*     Calculated based on the average shares outstanding during
      the period.
**    Amount per share was less than $0.005.
***   Not annualized.
****  Annualized.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                     FOR THE        FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                 SIX MONTHS ENDED      ENDED          ENDED          ENDED          ENDED          ENDED
                                  SEPTEMBER 30,      MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,
                                       2002             2002           2001           2000           1999           1998
                                 ----------------   ------------   ------------   ------------   ------------   ------------
                                   (UNAUDITED)
INVESTOR SHARES
Net asset value, beginning of
  period.......................      $  11.08         $   9.50       $ 10.00        $  7.63        $  9.73        $  7.13
                                     --------         --------       -------        -------        -------        -------
Investment activities:
  Net investment
     income/(loss).............          0.01               --*        (0.01)*           --          (0.01)*        (0.02)*
  Net realized and unrealized
     gains/(losses) on
     investments...............         (1.80)            2.15         (0.14)          2.37          (2.01)          3.14
                                     --------         --------       -------        -------        -------        -------
  Total from investment
     activities................         (1.79)            2.15         (0.15)          2.37          (2.02)          3.12
                                     --------         --------       -------        -------        -------        -------
Dividends:
  Net investment income........            --            (0.02)        (0.02)            --             --             --
  Net realized gains on
     investments...............            --            (0.55)        (0.33)            --          (0.08)         (0.52)
                                     --------         --------       -------        -------        -------        -------
  Total dividends..............            --            (0.57)        (0.35)            --          (0.08)         (0.52)
                                     --------         --------       -------        -------        -------        -------
Net asset value, end of
  period.......................      $   9.29         $  11.08       $  9.50        $ 10.00        $  7.63        $  9.73
                                     ========         ========       =======        =======        =======        =======
Total return...................        (16.16)%**        23.50%        (1.52)%        31.06%        (20.74)%        44.42%
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
  Net Assets, end of period
     (000).....................      $113,456         $108,449       $65,217        $11,400        $16,228        $33,724
  Net investment income/(loss)
     net of
     waivers/reimbursements....          0.19%***        (0.05)%       (0.13)%        (0.13)%        (0.15)%        (0.24)%
  Expenses before waivers/
     reimbursements............          1.53%***         1.65%         1.53%          1.50%          1.77%          2.05%
  Expenses net of waivers/
     reimbursements............          1.49%***         1.51%         1.43%          1.28%          1.42%          1.59%
  Portfolio turnover rate......         43.22%          101.08%       128.79%        141.78%        123.66%         77.70%

---------------

*    Calculated based on the average shares outstanding during
     the period.
**   Not annualized.
***  Annualized.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                     FOR THE        FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                 SIX MONTHS ENDED      ENDED          ENDED          ENDED          ENDED          ENDED
                                  SEPTEMBER 30,      MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,
                                       2002             2002           2001           2000           1999           1998
                                 ----------------   ------------   ------------   ------------   ------------   ------------
                                   (UNAUDITED)
INSTITUTIONAL SHARES
Net asset value, beginning of
  period.......................      $   8.48         $  9.13        $ 11.81        $  9.11        $ 10.10        $ 10.13
                                     --------         -------        -------        -------        -------        -------
Investment activities:
  Net investment income........          0.06*           0.15*          0.11           0.15           0.12*          0.08*
  Net realized and unrealized
     gains/(losses) on
     investments and foreign
     currency transactions.....         (1.05)          (0.61)         (1.28)          2.74          (1.02)          0.14
                                     --------         -------        -------        -------        -------        -------
  Total from investment
     activities................         (0.99)          (0.46)         (1.17)          2.89          (0.90)          0.22
                                     --------         -------        -------        -------        -------        -------
Dividends:
  Net investment income........            --           (0.19)         (0.16)         (0.19)         (0.09)         (0.05)
  Net realized gains on
     investments and foreign
     currency transactions.....            --              --**        (1.35)            --             --          (0.20)
                                     --------         -------        -------        -------        -------        -------
  Total dividends..............            --           (0.19)         (1.51)         (0.19)         (0.09)         (0.25)
                                     --------         -------        -------        -------        -------        -------
Net asset value, end of
  period.......................      $   7.49         $  8.48        $  9.13        $ 11.81        $  9.11        $ 10.10
                                     ========         =======        =======        =======        =======        =======
Total return...................        (11.67)%***      (4.80)%       (10.78)%        32.04%         (8.83)%         2.51%
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
  Net Assets, end of period
     (000).....................      $ 21,539         $28,027        $41,951        $44,628        $34,292        $39,218
  Net investment income/(loss)
     net of
     waivers/reimbursements....          1.57%****       1.71%          0.99%          1.43%          1.29%          0.82%
  Expenses before waivers/
     reimbursements............          2.28%****       2.24%          1.93%          1.96%          1.97%          2.64%
  Expenses net of waivers/
     reimbursements............          1.50%****       1.50%          1.50%          1.50%          1.50%          1.50%
  Portfolio turnover rate......         68.44%         147.52%        148.53%        148.72%        111.05%         77.72%

---------------

*    Calculated based on the average shares outstanding during the period.

**   Amount per share was less than $0.005.

***  Not Annualized.

**** Annualized.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                     FOR THE          FOR THE      FOR THE      FOR THE      FOR THE      FOR THE
                                 SIX MONTHS ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                  SEPTEMBER 30,      MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,
                                       2002             2002         2001         2000         1999         1998
                                 ----------------    ----------   ----------   ----------   ----------   ----------
                                   (UNAUDITED)
INVESTOR SHARES
Net asset value, beginning of
  period.......................      $  8.43           $ 9.09       $11.77       $ 9.10       $10.09       $10.13
                                     -------           ------       ------       ------       ------       ------
Investment activities:
  Net investment income........         0.05*            0.07*        0.08         0.13         0.07*        0.06*
  Net realized and unrealized
     gains/(losses) on
     investments and foreign
     currency transactions.....        (1.04)           (0.55)       (1.29)        2.71        (1.00)        0.14
                                     -------           ------       ------       ------       ------       ------
  Total from investment
     activities................        (0.99)           (0.48)       (1.21)        2.84        (0.93)        0.20
                                     -------           ------       ------       ------       ------       ------
Dividends:
  Net investment income........           --            (0.18)       (0.12)       (0.17)       (0.06)       (0.04)
  Net realized gains on
     investments and foreign
     currency transactions.....           --               --**      (1.35)          --           --        (0.20)
                                     -------           ------       ------       ------       ------       ------
  Total dividends..............           --            (0.18)       (1.47)       (0.17)       (0.06)       (0.24)
                                     -------           ------       ------       ------       ------       ------
Net asset value, end of
  period.......................      $  7.44           $ 8.43       $ 9.09       $11.77       $ 9.10       $10.09
                                     =======           ======       ======       ======       ======       ======
Total return...................       (11.74)%***       (5.08)%     (11.08)%      31.47%       (9.16)%       2.22%
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
  Net Assets, end of period
     (000).....................      $ 7,564           $6,334       $1,731       $1,650       $1,697       $1,375
  Net investment income/(loss)
     net of
     waivers/reimbursements....         1.21%****        0.79%        0.67%        1.14%        0.79%        0.61%
  Expenses before
     waivers/reimbursements....         2.56%****        2.67%        2.24%        2.28%        2.66%        3.35%
  Expenses net of
     waivers/reimbursements....         1.78%****        1.78%        1.81%        1.81%        1.95%        1.91%
  Portfolio turnover rate......        68.44%          147.52%      148.53%      148.72%      111.05%       77.72%

---------------

*    Calculated based on the average shares outstanding during the period.

**   Amount per share was less than $0.005.

***  Not Annualized.

**** Annualized.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                   FOR THE           FOR THE PERIOD
                                                               SIX MONTHS ENDED           ENDED
                                                              SEPTEMBER 30, 2002    MARCH 31, 2002(a)
                                                              ------------------    -----------------
                                                                 (UNAUDITED)
CLASS A SHARES
Net asset value, beginning of period........................        $ 8.46               $  7.71
                                                                    ------               -------
Investment activities:
  Net investment income.....................................            --*,**                --*
  Net realized and unrealized gains/(losses) on
     investments and foreign currency transactions..........         (1.00)                 0.94
                                                                    ------               -------
  Total from investment activities..........................         (1.00)                 0.94
                                                                    ------               -------
Dividends:
  Net investment income.....................................            --                 (0.19)
  Net realized gains on investments and foreign
     currency transactions..................................            --                    --**
                                                                    ------               -------
  Total dividends...........................................            --                 (0.19)
                                                                    ------               -------
Net asset value, end of period..............................        $ 7.46               $  8.46
                                                                    ======               =======
Total return (excludes sales charges).......................        (11.82)%***            12.40%***
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................        $   31               $     1
  Net investment income/(loss) net of
     waivers/reimbursements.................................          0.83%****             0.10%****
  Expenses before waivers/reimbursements....................          2.81%****             3.13%****
  Expenses net of waivers/reimbursements....................          2.00%****             2.00%****
  Portfolio turnover rate...................................         68.44%               147.52%

---------------

*    Calculated based on the average shares outstanding during the period.

**   Amount per share was less than $0.005.

***  Not annualized.

**** Annualized

(a)   From commencement of operations on October 1, 2001 to March 31, 2002.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                   FOR THE           FOR THE PERIOD
                                                               SIX MONTHS ENDED           ENDED
                                                              SEPTEMBER 30, 2002    MARCH 31, 2002(a)
                                                              ------------------    -----------------
                                                                 (UNAUDITED)
CLASS B SHARES
Net asset value, beginning of period........................       $  8.45               $  7.71
                                                                   -------               -------
Investment activities:
  Net investment income.....................................            --*,**             (0.02)*
  Net realized and unrealized gains/(losses) on
     investments and foreign currency transactions..........         (1.02)                 0.94
                                                                   -------               -------
  Total from investment activities..........................         (1.02)                 0.92
                                                                   -------               -------
Dividends:
  Net investment income.....................................            --                 (0.18)
  Net realized gains on investments and foreign
     currency transactions..................................            --                    --**
                                                                   -------               -------
  Total dividends...........................................            --                 (0.18)
                                                                   -------               -------
Net asset value, end of period..............................       $  7.43               $  8.45
                                                                   =======               =======
Total return (excludes redemption charges)..................        (12.07)%***            12.12%***
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................       $    23               $     1
  Net investment income/(loss) net of
     waivers/reimbursements.................................         (0.27)%****           (0.40)%****
  Expenses before waivers/reimbursements....................          3.35%****             3.63%****
  Expenses net of waivers/reimbursements....................          2.49%****             2.50%****
  Portfolio turnover rate...................................         68.44%               147.52%

---------------

*    Calculated based on the average shares outstanding during the period.

**   Amount per share was less than $0.005.

***  Not annualized.

**** Annualized.

(a)   From commencement of operations on October 1, 2001 to March 31, 2002.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG VALUE LONG/SHORT EQUITY FUND (a)
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                     FOR THE         FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                 SIX MONTHS ENDED       ENDED          ENDED          ENDED          ENDED          ENDED
                                  SEPTEMBER 30,       MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,
                                       2002              2002           2001           2000           1999         1998(b)
                                ------------------   ------------   ------------   ------------   ------------   ------------
                                   (UNAUDITED)
INSTITUTIONAL SHARES
Net asset value, beginning of
  period.......................      $   8.95          $  8.11        $  7.42        $  8.99        $   9.97       $  10.00
                                     --------          -------        -------        -------        --------       --------
Investment activities:
  Net investment income........          0.01*            0.13*          0.34*          0.34            0.29*          0.10*
  Net realized and unrealized
     gains/(losses) on
     investments and securities
     sold short................          2.29             0.93           0.78          (1.58)          (1.00)         (0.13)
                                     --------          -------        -------        -------        --------       --------
  Total from investment
     activities................          2.30             1.06           1.12          (1.24)          (0.71)         (0.03)
                                     --------          -------        -------        -------        --------       --------
Dividends:
  Net investment income........            --            (0.22)         (0.43)         (0.33)          (0.27)            --
                                     --------          -------        -------        -------        --------       --------
  Total dividends..............            --            (0.22)         (0.43)         (0.33)          (0.27)            --
                                     --------          -------        -------        -------        --------       --------
Net asset value, end of
  period.......................      $  11.25          $  8.95        $  8.11        $  7.42        $   8.99       $   9.97
                                     ========          =======        =======        =======        ========       ========
Total return...................         25.56%**         13.53%         15.96%        (14.13)%         (7.31)%        (0.30)%**
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
  Net Assets, end of period
     (000).....................      $120,242          $69,629        $61,923        $74,401        $162,404       $168,080
  Net investment income net of
     waivers/reimbursements....          0.25%***         1.61%          4.56%          2.82%           2.97%          3.31%***
  Expenses (including dividend
     expense) before
     waivers/reimbursements....          2.36%***         2.49%          3.05%          3.40%           3.07%          3.33%***
  Expenses (including dividend
     expense) net of
     waivers/reimbursements....          2.18%***         2.18%          2.72%          3.04%           2.85%          2.75%***
  Expenses (excluding dividend
     expense) net of
     waivers/reimbursements....          1.74%***         1.75%          1.84%          2.00%           2.00%          2.00%***
  Portfolio turnover rate......         41.29%          126.45%        129.80%        139.22%         205.32%        232.93%

---------------

*    Calculated based on the average shares outstanding during
     the period.
**   Not Annualized.
***  Annualized.
(a)  Formerly the AXA Rosenberg Value Market Neutral Fund.
(b)  From commencement of operations on December 16, 1997 to
     March 31, 1998.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG VALUE LONG/SHORT EQUITY FUND (a)
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                     FOR THE         FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                 SIX MONTHS EDED       ENDED          ENDED          ENDED          ENDED          ENDED
                                  SEPTEMBER 30,       MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,
                                       2002              2002           2001           2000           1999         1998(b)
                                ------------------   ------------   ------------   ------------   ------------   ------------
                                   (UNAUDITED)
INVESTOR SHARES
Net asset value, beginning of
  period.......................      $  8.95           $  8.10        $  7.41        $  8.98        $  9.96        $ 10.00
                                     -------           -------        -------        -------        -------        -------
Investment activities:
  Net investment
     income/(loss).............        (0.01)*            0.09*          0.31*          0.32           0.25*          0.08*
  Net realized and unrealized
     gains/(losses) on
     investments and securities
     sold short................         2.28              0.96           0.78          (1.59)         (1.00)         (0.12)
                                     -------           -------        -------        -------        -------        -------
  Total from investment
     activities................         2.27              1.05           1.09          (1.27)         (0.75)         (0.04)
                                     -------           -------        -------        -------        -------        -------
Dividends:
  Net investment income........           --             (0.20)         (0.40)         (0.30)         (0.23)            --
                                     -------           -------        -------        -------        -------        -------
  Total dividends..............           --             (0.20)         (0.40)         (0.30)         (0.23)            --
                                     -------           -------        -------        -------        -------        -------
Net asset value, end of
  period.......................      $ 11.22           $  8.95        $  8.10        $  7.41        $  8.98        $  9.96
                                     =======           =======        =======        =======        =======        =======
Total return...................        25.36%**          13.24%         15.49%        (14.41)%        (7.66)%        (0.40)%**
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
  Net Assets, end of period
     (000).....................      $97,349           $ 5,355        $ 3,952        $ 6,155        $37,387        $35,223
  Net investment income/(loss)
     net of
     waivers/reimbursements....        (0.05)%***         1.05%          4.23%          2.36%          2.53%          2.82%***
  Expenses (including dividend
     expense) before
     waivers/reimbursements....         2.64%***          2.79%          3.37%          3.70%          3.52%          3.87%***
  Expenses (including dividend
     expense) net of
     waivers/reimbursements....         2.48%***          2.48%          3.04%          3.35%          3.31%          3.34%***
  Expenses (excluding dividend
     expense) net of
     waivers/reimbursements....         2.00%***          2.04%          2.16%          2.29%          2.45%          2.50%***
  Portfolio turnover rate......        41.29%           126.45%        129.80%        139.22%        205.32%        232.93%

---------------

*    Calculated based on the average shares outstanding during
     the period.
**   Not Annualized.
***  Annualized.
(a)  Formerly the AXA Rosenberg Value Market Neutral Fund.
(b)  From commencement of operations on December 18, 1997 to
     March 31, 1998.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG VALUE LONG/SHORT EQUITY FUND (a)
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                   FOR THE           FOR THE PERIOD
                                                               SIX MONTHS ENDED           ENDED
                                                              SEPTEMBER 30, 2002    MARCH 31, 2002(b)
                                                              ------------------    -----------------
                                                                 (UNAUDITED)
CLASS A SHARES
Net asset value, beginning of period........................        $ 8.94               $ 9.56
                                                                    ------               ------
Investment activities:
Income from investment operations:
  Net investment loss.......................................         (0.03)               (0.02)*
  Net realized and unrealized gains/(losses) on
     investments and securities sold short..................          2.30                (0.38)
                                                                    ------               ------
  Total from investment activities..........................          2.27                (0.40)
                                                                    ------               ------
Dividends:
  Net investment income.....................................            --                (0.22)
                                                                    ------               ------
  Total dividends...........................................            --                (0.22)
                                                                    ------               ------
Net asset value, end of period..............................        $11.21               $ 8.94
                                                                    ======               ======
Total return (excludes sales charge)........................         25.39%**             (3.92)%**
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................        $3,937               $  390
  Net investment income/(loss) net of
     waivers/reimbursements.................................         (0.35)%              (0.54)%
  Expenses (including dividend expense) before
     waivers/reimbursements.................................          2.86%***             3.01%***
  Expenses (including dividend expense) net of
     waivers/reimbursements.................................          2.70%***             2.64%***
  Expenses (excluding dividend expense) net of
     waivers/reimbursements.................................          2.23%***             2.25%***
  Portfolio turnover rate...................................         41.29%              126.45%

---------------

*    Calculated based on the average shares outstanding during
     the period.
**   Not annualized.
***  Annualized.
(a)  Formerly the AXA Rosenberg Value Market Neutral Fund.
(b)  From commencement of operations on October 1, 2001 to March
     31, 2002.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG VALUE LONG/SHORT EQUITY FUND (a)
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                   FOR THE           FOR THE PERIOD
                                                               SIX MONTHS ENDED           ENDED
                                                              SEPTEMBER 30, 2002    MARCH 31, 2002(b)
                                                              ------------------    -----------------
                                                                 (UNAUDITED)
CLASS B SHARES
Net asset value, beginning of period........................        $ 8.93               $ 9.56
                                                                    ------               ------
Investment activities:
  Net investment income/(loss)..............................            --*,**            (0.05)*
  Net realized and unrealized gains/(losses) on
     investments and securities sold short..................          2.24                (0.38)
                                                                    ------               ------
  Total from investment activities..........................          2.24                (0.43)
                                                                    ------               ------
Dividends:
  Net investment income.....................................            --                (0.20)
                                                                    ------               ------
  Total dividends...........................................            --                (0.20)
                                                                    ------               ------
Net asset value, end of period..............................        $11.17               $ 8.93
                                                                    ======               ======
Total return (excludes redemption charges)..................         25.08%***            (4.11)%***
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................        $1,359               $  100
  Net investment income/(loss) net of
     waivers/reimbursements.................................         (0.79)%****          (1.05)%****
  Expenses (including dividend expense) before
     waivers/reimbursements.................................          3.34%****            3.51%****
  Expenses (including dividend expense) net of
     waivers/reimbursements.................................          3.17%****            3.14%****
  Expenses (excluding dividend expense) net of
     waivers/reimbursements.................................          2.72%****            2.75%****
  Portfolio turnover rate...................................         41.29%              126.45%

---------------

*    Calculated based on the average shares outstanding during
     the period.
**   Amount less than $0.005.
***  Not annualized.
**** Annualized.
(a)  Formerly the AXA Rosenberg Value Market Neutral Fund.
(b)  From commencement of operations on October 1, 2001 to March
     31, 2002.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. LARGE/MID CAPITALIZATION LONG/SHORT EQUITY FUND (a)
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                           FOR THE        FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE PERIOD
                                       SIX MONTHS ENDED      ENDED          ENDED          ENDED           ENDED
                                        SEPTEMBER 30,      MARCH 31,      MARCH 31,      MARCH 31,       MARCH 31,
                                             2002             2002           2001           2000          1999(b)
                                       ----------------   ------------   ------------   ------------   --------------
                                         (UNAUDITED)
INSTITUTIONAL SHARES
Net asset value, beginning of
  period.............................      $ 10.22          $  9.61        $ 11.05        $ 10.46         $ 10.00
                                           -------          -------        -------        -------         -------
Investment activities:
  Net investment income..............         0.02             0.18*          0.53*          0.44            0.11
  Net realized and unrealized
     gains/(losses) on investments
     and securities sold short.......         1.83             0.69          (1.12)          0.57            0.40
                                           -------          -------        -------        -------         -------
  Total from investment activities...         1.85             0.87          (0.59)          1.01            0.51
                                           -------          -------        -------        -------         -------
Dividends:
  Net investment income..............           --            (0.26)         (0.85)         (0.42)          (0.05)
                                           -------          -------        -------        -------         -------
  Total dividends....................           --            (0.26)         (0.85)         (0.42)          (0.05)
                                           -------          -------        -------        -------         -------
Net asset value, end of period.......      $ 12.07          $ 10.22        $  9.61        $ 11.05         $ 10.46
                                           =======          =======        =======        =======         =======
Total return.........................        18.10%**          9.20%         (4.79)%         9.82%           5.14%**
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)....      $12,259          $10,037        $11,855        $27,835         $28,814
  Net investment income net of
     waivers/reimbursements..........         0.43%***         1.87%          5.19%          3.99%           3.15%***
  Expenses (including dividend
     expense) before
     waivers/reimbursements..........         3.55%***         2.84%          2.67%          2.81%           3.90%***
  Expenses (including dividend
     expense) net of
     waivers/reimbursements..........         2.43%***         1.95%          2.12%          2.27%           2.75%***
  Expenses (excluding dividend
     expense) net of
     waivers/reimbursements..........         1.25%***         1.25%          1.25%          1.25%           1.25%***
  Portfolio turnover rate............       123.10%          313.22%        399.02%        368.26%         145.22%

---------------

*     Calculated based on the average shares outstanding during
      the period.
**    Not annualized.
***   Annualized.
(a)   Formerly the AXA Rosenberg Select Sectors Market Neutral
      Fund.
(b)   From commencement of operations on October 19, 1998 to March
      31, 1999.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. LARGE/MID CAPITALIZATION LONG/SHORT EQUITY FUND (a)
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                           FOR THE        FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE PERIOD
                                       SIX MONTHS ENDED      ENDED          ENDED          ENDED           ENDED
                                        SEPTEMBER 30,      MARCH 31,      MARCH 31,      MARCH 31,       MARCH 31,
                                             2002             2002           2001           2000          1999(b)
                                       ----------------   ------------   ------------   ------------   --------------
                                         (UNAUDITED)
INVESTOR SHARES
Net asset value, beginning of
  period.............................      $ 10.34          $  9.73        $ 10.99        $ 10.43         $ 10.00
                                           -------          -------        -------        -------         -------
Investment activities:
  Net investment income..............       --*,**             0.10*          0.50*          0.43            0.07
  Net realized and unrealized
     gains/(losses) on investments
     and securities sold short.......         1.85             0.76          (1.10)          0.53            0.40
                                           -------          -------        -------        -------         -------
  Total from investment activities...         1.85             0.86          (0.60)          0.96            0.47
                                           -------          -------        -------        -------         -------
Dividends:
  Net investment income..............           --            (0.25)         (0.66)         (0.40)          (0.04)
                                           -------          -------        -------        -------         -------
  Total dividends....................           --            (0.25)         (0.66)         (0.40)          (0.04)
                                           -------          -------        -------        -------         -------
Net asset value, end of period.......      $ 12.19          $ 10.34        $  9.73        $ 10.99         $ 10.43
                                           =======          =======        =======        =======         =======
Total return.........................        17.89%***         8.96%         (5.06)%         9.39%           4.71%***
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)....      $ 3,463          $   471        $    24        $   904         $   539
  Net investment income net of
     waivers/reimbursements..........         0.06%****        0.99%          4.90%          3.72%           2.26%****
  Expenses (including dividend
     expense) before
     waivers/reimbursements..........         4.06%****        3.42%          2.96%          3.11%           3.73%****
  Expenses (including dividend
     expense) net of
     waivers/reimbursements..........         2.93%****        2.42%          2.41%          2.55%           2.77%****
  Expenses (excluding dividend
     expense) net of
     waivers/reimbursements..........         1.58%****        1.56%          1.54%          1.52%           1.46%****
  Portfolio turnover rate............       123.10%          313.22%        399.02%        368.26%         145.22%

---------------

*     Calculated based on the average shares outstanding during
      the period.
**    Amount less then $0.005.
***   Not annualized.
****  Annualized.
(a)   Formerly the AXA Rosenberg Select Sectors Market Neutral
      Fund.
(b)   From commencement of operations on November 11, 1998 to
      March 31, 1999.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. LARGE/MID CAPITALIZATION LONG/SHORT EQUITY FUND (a)
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                   FOR THE           FOR THE PERIOD
                                                               SIX MONTHS ENDED           ENDED
                                                              SEPTEMBER 30, 2002    MARCH 31, 2002(b)
                                                              ------------------    -----------------
                                                                 (UNAUDITED)
CLASS A SHARES
Net asset value, beginning of period........................        $10.22               $11.17
                                                                    ------               ------
Investment activities:
  Net investment income/(loss)..............................         (0.01)**                --*,**
  Net realized and unrealized gains/(losses) on investments
     and securities sold short..............................          1.82                (0.70)
                                                                    ------               ------
  Total from investment activities..........................          1.81                (0.70)
                                                                    ------               ------
Dividends:
  Net investment income.....................................            --                (0.25)
                                                                    ------               ------
  Total dividends...........................................            --                (0.25)
                                                                    ------               ------
Net asset value, end of period..............................        $12.03               $10.22
                                                                    ======               ======
Total return (excludes redemption charge)...................         17.71%***            (6.43)%***
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................        $   77               $   11
  Net investment income/(loss) net of
     waivers/reimbursements.................................         (0.10)%****           0.07%****
  Expenses (including dividend expense) before
     waivers/reimbursements.................................          4.12%****            3.73%****
  Expenses (including dividend expense) net of
     waivers/reimbursements.................................          3.00%****            2.63%****
  Expenses (excluding dividend expense) net of
     waivers/reimbursements.................................          1.78%****            1.75%****
  Portfolio turnover rate...................................        123.10%              313.22%

---------------

*     Amount less than $0.005.
**    Calculated based on the average shares outstanding during
      the period.
***   Not annualized.
****  Annualized.
(a)   Formerly the AXA Rosenberg Select Sectors Market Neutral
      Fund.
(b)   From commencement of operations on October 1, 2001 to March
      31, 2002.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. LARGE/MID CAPITALIZATION LONG/SHORT EQUITY FUND (a)
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                   FOR THE           FOR THE PERIOD
                                                               SIX MONTHS ENDED           ENDED
                                                              SEPTEMBER 30, 2002    MARCH 31, 2002(b)
                                                              ------------------    -----------------
                                                                 (UNAUDITED)
CLASS B SHARES
Net asset value, beginning of period........................        $10.20               $11.17
                                                                    ------               ------
Investment activities:
  Net investment loss.......................................         (0.06)*              (0.01)*
  Net realized and unrealized gains/(losses) on investments
     and securities sold short..............................          1.84                (0.72)
                                                                    ------               ------
  Total from investment activities..........................          1.78                (0.73)
                                                                    ------               ------
Dividends:
  Net investment income.....................................            --                (0.24)
                                                                    ------               ------
  Total dividends...........................................            --                (0.24)
                                                                    ------               ------
Net asset value, end of period..............................        $11.98               $10.20
                                                                    ======               ======
Total return (excludes redemption charge)...................         17.45%**             (6.13)%**
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................        $   29               $    1
  Net investment income/(loss) net of
     waivers/reimbursements.................................         (1.02)%***           (0.11)%***
  Expenses (including dividend expense) before
     waivers/reimbursements.................................          4.78%***             4.23%***
  Expenses (including dividend expense) net of
     waivers/reimbursements.................................          3.69%***             3.13%***
  Expenses (excluding dividend expense) net of
     waivers/reimbursements.................................          2.31%***             2.25%***
  Portfolio turnover rate...................................        123.10%              313.22%

---------------

*     Calculated based on the average shares outstanding during
      the period.
**    Not annualized.
***   Annualized.
(a)   Formerly the AXA Rosenberg Select Sectors Market Neutral
      Fund.
(b)   From commencement of operations on October 1, 2001 to March
      31, 2002.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG ENHANCED 500 FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         FOR THE           FOR THE YEAR      FOR THE PERIOD
                                                     SIX MONTHS ENDED         ENDED               ENDED
                                                    SEPTEMBER 30, 2002    MARCH 31, 2002    MARCH 31, 2001(a)
                                                    ------------------    --------------    -----------------
                                                       (UNAUDITED)
INSTITUTIONAL SHARES
Net asset value, beginning of period..............        $ 7.77             $  7.70             $10.00
                                                          ------             -------             ------
Investment activities:
  Net investment income...........................          0.03                0.06               0.04
  Net realized and unrealized gains/(losses) on
     investments..................................         (1.96)               0.07              (2.31)
                                                          ------             -------             ------
  Total from investment activities................         (1.93)               0.13              (2.27)
                                                          ------             -------             ------
Dividends:
  Net investment income...........................            --               (0.06)             (0.03)
                                                          ------             -------             ------
  Total dividends.................................            --               (0.06)             (0.03)
                                                          ------             -------             ------
Net asset value, end of period....................        $ 5.84             $  7.77             $ 7.70
                                                          ======             =======             ======
Total return......................................        (24.84)%*             1.69%            (22.71)%*
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000).................        $3,211             $ 4,297             $3,910
  Net investment income net of
     waivers/reimbursements.......................          0.93%**             0.76%              0.59%**
  Expenses before waivers/reimbursements..........          4.18%**             3.81%              2.90%**
  Expenses net of waivers/reimbursements..........          0.75%**             0.75%              0.75%**
  Portfolio turnover rate.........................         43.56%             111.54%             88.81%

---------------

*  Not annualized.

** Annualized.

(a) From commencement of operations on June 7, 2000 to March 31, 2001.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG ENHANCED 500 FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                   FOR THE            FOR THE PERIOD
                                                               SIX MONTHS ENDED           ENDED
                                                              SEPTEMBER 30, 2002    MARCH 31, 2002(a)
                                                              ------------------    ------------------
                                                                 (UNAUDITED)
CLASS A SHARES
Net asset value, beginning of period........................       $  7.76               $  7.10
                                                                   -------               -------
Investment activities:
  Net investment income.....................................          0.03                  0.01
  Net realized and unrealized gains/(losses) on
     investments............................................         (1.98)                 0.70
                                                                   -------               -------
  Total from investment activities..........................         (1.95)                 0.71
                                                                   -------               -------
Dividends:
  Net investment income.....................................            --                 (0.05)
                                                                   -------               -------
  Total dividends...........................................            --                 (0.05)
                                                                   -------               -------
Net asset value, end of period..............................       $  5.81               $  7.76
                                                                   =======               =======
Total return (excludes redemption charge)...................        (25.13)%*              10.07%*
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................       $     2               $     1
  Net investment income net of waivers/reimbursements.......          0.49%**               0.24%**
  Expenses before waivers/reimbursements....................          4.90%**               5.17%**
  Expenses net of waivers/reimbursements....................          1.21%**               1.25%**
  Portfolio turnover rate...................................         43.56%               111.54%

---------------

*  Not Annualized.

** Annualized.

(a) From commencement of operations on October 1, 2001 to March 31, 2002.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG ENHANCED 500 FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                   FOR THE           FOR THE PERIOD
                                                               SIX MONTHS ENDED           ENDED
                                                              SEPTEMBER 30, 2002    MARCH 31, 2002(a)
                                                              ------------------    -----------------
                                                                 (UNAUDITED)
CLASS B SHARES
Net asset value, beginning of period........................       $  7.75               $  7.10
                                                                   -------               -------
Investment activities:
  Net investment income/(loss)..............................          0.05                 (0.01)
  Net realized and unrealized gains/(losses) on
     investments............................................         (2.01)                 0.70
                                                                   -------               -------
  Total from investment activities..........................         (1.96)                 0.69
                                                                   -------               -------
Dividends:
Net investment income.......................................            --                 (0.04)
                                                                   -------               -------
  Total dividends...........................................            --                 (0.04)
                                                                   -------               -------
Net asset value, end of period..............................       $  5.79               $  7.75
                                                                   =======               =======
Total return (excludes redemption charge)...................        (25.29)%*               9.79%*
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................       $    39               $     1
  Net investment income/(loss) net of
     waivers/reimbursements.................................          0.15%**              (0.24)%**
  Expenses before waivers/reimbursements....................          5.99%**               5.67%**
  Expenses net of waivers/reimbursements....................          1.77%**               1.75%**
  Portfolio turnover rate...................................         43.56%               111.54%

---------------

*   Not Annualized.

**  Annualized.

(a)  From commencement of operations on October 1, 2001 to March 31, 2002.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                        FOR THE           FOR THE YEAR      FOR THE PERIOD
                                                    SIX MONTHS ENDED         ENDED               ENDED
                                                   SEPTEMBER 30, 2002    MARCH 31, 2002    MARCH 31, 2001(a)
                                                   ------------------    --------------    -----------------
                                                      (UNAUDITED)
INSTITUTIONAL SHARES
Net asset value, beginning of period.............       $  7.09             $  8.14             $10.00
                                                        -------             -------             ------
Investment activities:
  Net investment income..........................          0.05                0.07*              0.28
  Net realized and unrealized losses on
     investments and foreign currency
     transactions................................         (1.44)              (0.76)             (2.14)
                                                        -------             -------             ------
  Total from investment activities...............         (1.39)              (0.69)             (1.86)
                                                        -------             -------             ------
Dividends:
  Net investment income..........................            --               (0.36)                --
                                                        -------             -------             ------
  Total dividends................................            --               (0.36)                --
                                                        -------             -------             ------
Net asset value, end of period...................       $  5.70             $  7.09             $ 8.14
                                                        =======             =======             ======
Total return.....................................        (19.61)%**           (8.36)%           (18.50)%**
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)................       $ 6,385             $ 7,882             $9,071
  Net investment income net of
     waivers/reimbursements......................          1.55%***            0.94%              4.20%***
  Expenses before waivers/reimbursements.........          4.95%***            4.13%              3.48%***
  Expenses net of waivers/reimbursements.........          1.35%***            1.35%              1.35%***
  Portfolio turnover rate........................         84.25%             132.84%             86.18%

---------------

*   Calculated based on the average shares outstanding during the period.

**  Not Annualized.

*** Annualized.

(a)  From commencement of operations on June 7, 2000 to March 31, 2001.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                        FOR THE           FOR THE YEAR      FOR THE PERIOD
                                                    SIX MONTHS ENDED         ENDED               ENDED
                                                   SEPTEMBER 30, 2002    MARCH 31, 2002    MARCH 31, 2001(a)
                                                   ------------------    --------------    -----------------
                                                      (UNAUDITED)
INVESTOR SHARES
Net asset value, beginning of period.............       $  7.05             $  8.13             $ 8.98
                                                        -------             -------             ------
Investment activities:
  Net investment income..........................          0.05*               0.05*              0.27
  Net realized and unrealized losses on
     investments and foreign currency
     transactions................................         (1.43)              (0.78)             (1.12)
                                                        -------             -------             ------
  Total from investment activities...............         (1.38)              (0.73)             (0.85)
                                                        -------             -------             ------
Dividends:
  Net investment income..........................            --               (0.35)                --
                                                        -------             -------             ------
  Total dividends................................            --               (0.35)                --
                                                        -------             -------             ------
Net asset value, end of period...................       $  5.67             $  7.05             $ 8.13
                                                        =======             =======             ======
Total return.....................................        (19.57)%**           (8.83)%            (9.47)%**
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)................       $    18             $    18             $   24
  Net investment income net of
     waivers/reimbursements......................          1.33%***            0.64%             25.10%***
  Expenses before waivers/reimbursements.........          5.08%***            4.27%              4.09%***
  Expenses net of waivers/reimbursements.........          1.60%***            1.60%              1.60%***
  Portfolio turnover rate........................         84.25%             132.84%             86.18%

---------------

*   Calculated based on the average shares outstanding during the period.

**  Not Annualized.

*** Annualized.

(a)  From commencement of operations on December 5, 2000 to March 31, 2001.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                   FOR THE           FOR THE PERIOD
                                                               SIX MONTHS ENDED           ENDED
                                                              SEPTEMBER 30, 2002    MARCH 31, 2002(a)
                                                              ------------------    -----------------
                                                                 (UNAUDITED)
CLASS A SHARES
Net asset value, beginning of period........................        $ 7.08               $ 6.92
                                                                    ------               ------
Investment activities:
  Net investment income/(loss)..............................          0.04                (0.02)*
  Net realized and unrealized gains/(losses) on investments
     and foreign currency transactions......................         (1.44)                0.54
                                                                    ------               ------
  Total from investment activities..........................         (1.40)                0.52
                                                                    ------               ------
Dividends:
  Net investment income.....................................            --                (0.36)
                                                                    ------               ------
  Total dividends...........................................            --                (0.36)
                                                                    ------               ------
Net asset value, end of period..............................        $ 5.68               $ 7.08
                                                                    ======               ======
Total return (excludes sales charge)........................        (19.77)%**             7.71%**
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................        $    1               $    1
  Net investment income net of waivers/reimbursements.......          1.08%***            (0.55)%***
  Expenses before waivers/reimbursements....................          5.20%***             5.59%***
  Expenses net of waivers/reimbursements....................          1.82%***             1.85%***
  Portfolio turnover rate...................................         84.25%              132.84%

---------------

*   Calculated based on the average shares outstanding during the period.

**  Not Annualized.

*** Annualized.

(a)  From commencement of operations on October 1, 2001 to March 31, 2002.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                   FOR THE           FOR THE PERIOD
                                                               SIX MONTHS ENDED           ENDED
                                                              SEPTEMBER 30, 2002    MARCH 31, 2002(a)
                                                              ------------------    -----------------
                                                                 (UNAUDITED)
CLASS B SHARES
Net asset value, beginning of period........................       $  7.06               $ 6.92
                                                                   -------               ------
Investment activities:
  Net investment income/(loss)..............................          0.03                (0.04)*
  Net realized and unrealized gains/(losses) on investments
     and foreign currency transactions......................         (1.44)                0.53
                                                                   -------               ------
  Total from investment activities..........................         (1.41)                0.49
                                                                   -------               ------
Dividends:
  Net investment income.....................................            --                (0.35)
                                                                   -------               ------
  Total dividends...........................................            --                (0.35)
                                                                   -------               ------
Net asset value, end of period..............................       $  5.65               $ 7.06
                                                                   =======               ======
Total return (excludes redemption charge)...................        (19.97)%**             7.26%**
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................       $     1               $    1
  Net investment income net of waivers/reimbursements.......          0.51%***            (1.05)%***
  Expenses before waivers/reimbursements....................          6.20%***             6.09%***
  Expenses net of waivers/reimbursements....................          2.38%***             2.35%***
  Portfolio turnover rate...................................         84.25%              132.84%

---------------

*   Calculated based on the average shares outstanding during the period.

**  Not Annualized.

*** Annualized.
(a)  From commencement of operations on October 1, 2001 to March 31, 2002.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG GLOBAL LONG/SHORT EQUITY FUND (a)
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                        FOR THE           FOR THE YEAR       FOR THE PERIOD
                                                    SIX MONTHS ENDED         ENDED               ENDED
                                                   SEPTEMBER 30, 2002    MARCH 31, 2002    MARCH 31, 2001(b)
                                                   ------------------    --------------    ------------------
                                                      (UNAUDITED)
INSTITUTIONAL SHARES
Net asset value, beginning of period.............       $ 10.14             $  9.43             $ 10.00
                                                        -------             -------             -------
Investment activities:
  Net investment income..........................            --*               0.16**              0.22
  Net realized and unrealized gains/(losses) on
     investments and securities sold short.......          2.34                0.95               (0.58)
                                                        -------             -------             -------
  Total from investment activities...............          2.34                1.11               (0.36)
                                                        -------             -------             -------
Dividends:
  Net investment income..........................            --               (0.40)              (0.11)
  Net realized gains on investments and
     securities sold short.......................            --                  --               (0.10)
                                                        -------             -------             -------
  Total dividends................................            --               (0.40)              (0.21)
                                                        -------             -------             -------
Net asset value, end of period...................       $ 12.48             $ 10.14             $  9.43
                                                        =======             =======             =======
Total return.....................................         23.08%***           12.21%              (3.56)%***
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)................       $15,632             $10,514             $14,924
  Net investment income net of
     waivers/reimbursements......................          0.08%****           1.67%               4.59%****
  Expenses (including dividend expense) before
     waivers/reimbursements......................          3.92%****           3.45%               3.19%****
  Expenses (including dividend expense) net of
     waivers/reimbursements......................          2.31%****           1.93%               2.15%****
  Expenses (excluding dividend expense) net of
     waivers/reimbursements......................          1.50%****           1.50%               1.50%****
  Portfolio turnover rate........................         94.11%             231.34%             216.10%

---------------

*    Amount less than $0.005.

**   Calculated based on the average shares outstanding during the period.

***  Not annualized.

**** Annualized.

(a)   Formerly the AXA Rosenberg Multi-Strategy Market Neutral Fund.

(b)   From commencement of operations on September 29, 2000 to March 31, 2001.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG GLOBAL LONG/SHORT EQUITY FUND (a)
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                   FOR THE           FOR THE PERIOD
                                                               SIX MONTHS ENDED           ENDED
                                                              SEPTEMBER 30, 2002    MARCH 31, 2002(b)
                                                              ------------------    -----------------
                                                                 (UNAUDITED)
INVESTOR SHARES
Net asset value, beginning of period........................        $10.13               $10.19
                                                                    ------               ------
Investment activities:
  Net investment income/(loss)..............................         (0.02)*               0.01*
  Net realized and unrealized gains on investments and
     securities sold short..................................          2.33                 0.32
                                                                    ------               ------
  Total from investment activities..........................          2.31                 0.33
                                                                    ------               ------
Dividends:
  Net investment income.....................................            --                (0.39)
                                                                    ------               ------
  Total dividends...........................................            --                (0.39)
                                                                    ------               ------
Net asset value, end of period..............................        $12.44               $10.13
                                                                    ======               ======
Total return................................................         22.80%**              3.58%**
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................        $2,973               $    7
  Net investment income/(loss) net of
     waivers/reimbursements.................................         (0.34)%***            0.22%***
  Expenses (including dividend expense) before
     waivers/reimbursements.................................          4.28%***             4.43%***
  Expenses (including dividend expense) net of
     waivers/reimbursements.................................          2.69%***             2.34%***
  Expenses (excluding dividend expense) net of
     waivers/reimbursements.................................          1.77%***             1.75%***
  Portfolio turnover rate...................................         94.11%              231.34%

---------------

*   Calculated based on the average shares outstanding during the period.

**  Not annualized.

*** Annualized.

(a)  Formerly the AXA Rosenberg Multi-Strategy Market Neutral Fund.

(b)  From commencement of operations on August 23, 2001 to March 31, 2002.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG GLOBAL LONG/SHORT EQUITY FUND (a)
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                   FOR THE            FOR THE PERIOD
                                                               SIX MONTHS ENDED           ENDED
                                                              SEPTEMBER 30, 2002    MARCH 31, 2002(b)
                                                              ------------------    ------------------
                                                                 (UNAUDITED)
CLASS A SHARES
Net asset value, beginning of period........................        $10.12                $11.30
                                                                    ------                ------
Investment activities:
  Net investment income/(loss)..............................         (0.03)                (0.01)*
  Net realized and unrealized gains/(losses) on investments
     and securities sold short..............................          2.34                 (0.78)
                                                                    ------                ------
  Total from investment activities..........................          2.31                 (0.79)
                                                                    ------                ------
Dividends:
  Net investment income.....................................            --                 (0.39)
                                                                    ------                ------
  Total dividends...........................................            --                 (0.39)
                                                                    ------                ------
Net asset value, end of period..............................        $12.43                $10.12
                                                                    ======                ======
Total return (excludes sales charge)........................         22.83%**              (6.62)%**
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................        $   98                $    1
  Net investment income/(loss) net of
     waivers/reimbursements.................................         (0.54)%***            (0.16)%***
  Expenses (including dividend expense) before
     waivers/reimbursements.................................          4.51%***              4.58%***
  Expenses (including dividend expense) net of
     waivers/reimbursements.................................          2.98%***              2.51%***
  Expenses (excluding dividend expense) net of
     waivers/reimbursements.................................          2.09%***              2.00%***
  Portfolio turnover rate...................................         94.11%               231.34%

---------------

*   Calculated based on the average shares outstanding during the period.

**  Not annualized.

*** Annualized.

(a)  Formerly the AXA Rosenberg Multi-Strategy Market Neutral Fund.

(b)  From commencement of operations on October 1, 2001 to March 31, 2002.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG GLOBAL LONG/SHORT EQUITY FUND (a)
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                   FOR THE            FOR THE PERIOD
                                                               SIX MONTHS ENDED           ENDED
                                                              SEPTEMBER 30, 2002    MARCH 31, 2002(b)
                                                              ------------------    ------------------
                                                                 (UNAUDITED)
CLASS B SHARES
Net asset value, beginning of period........................        $10.11                $11.30
                                                                    ------                ------
Investment activities:
  Net investment loss.......................................         (0.06)*               (0.04)*
  Net realized and unrealized gains/(losses) on investments
     and securities sold short..............................          2.33                 (0.77)
                                                                    ------                ------
  Total from investment activities..........................          2.27                 (0.81)
                                                                    ------                ------
Dividends:
  Net investment income.....................................            --                 (0.38)
                                                                    ------                ------
  Total dividends...........................................            --                 (0.38)
                                                                    ------                ------
Net asset value, end of period..............................        $12.38                $10.11
                                                                    ======                ======
Total return (excludes redemption charge)...................         22.45%**              (6.91)%**
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................        $   40                $    1
  Net investment income/(loss) net of
     waivers/reimbursements.................................         (0.94)%***            (0.72)%***
  Expenses (including dividend expense) before
     waivers/reimbursements.................................          4.88%***              5.08%***
  Expenses (including dividend expense) net of
     waivers/reimbursements.................................          3.41%***              3.01%***
  Expenses (excluding dividend expense) net of
     waivers/reimbursements.................................          2.52%***              2.50%***
  Portfolio turnover rate...................................         94.11%               231.34%

---------------

*   Calculated based on the average shares outstanding during the period.

**  Not annualized.

*** Annualized.

(a)  Formerly the AXA Rosenberg Multi-Strategy Market Neutral Fund.

(b)  From commencement of operations on October 1, 2001 to March 31, 2002.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. DISCOVERY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                   FOR THE           FOR THE PERIOD
                                                               SIX MONTHS ENDED           ENDED
                                                              SEPTEMBER 30, 2002    MARCH 31, 2002(a)
                                                              ------------------    -----------------
                                                                 (UNAUDITED)
INSTITUTIONAL SHARES
Net asset value, beginning of period........................        $11.10               $10.00
                                                                    ------               ------
Investment activities:
  Net investment income.....................................          0.02                 0.02*
  Net realized and unrealized gains/(losses) on
     investments............................................         (1.60)                1.10
                                                                    ------               ------
  Total from investment activities..........................         (1.58)                1.12
                                                                    ------               ------
Dividends:
  Net investment income.....................................            --                (0.02)
                                                                    ------               ------
  Total dividends...........................................            --                (0.02)
                                                                    ------               ------
Net asset value, end of period..............................        $ 9.52               $11.10
                                                                    ======               ======
Total return................................................        (14.23)%**            11.25%**
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................        $3,498               $2,980
  Net investment income net of waivers/reimbursements.......          0.47%***             0.38%***
  Expenses before waivers/reimbursements....................          7.37%***             9.02%***
  Expenses net of waivers/reimbursements....................          1.15%***             1.15%***
  Portfolio turnover rate...................................         53.06%               78.02%

---------------

*   Calculated based on the average shares outstanding during the period.

**  Not annualized.

*** Annualized.

(a)  From commencement of operations on September 4, 2001 to March 31, 2002.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. DISCOVERY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                   FOR THE           FOR THE PERIOD
                                                               SIX MONTHS ENDED           ENDED
                                                              SEPTEMBER 30, 2002    MARCH 31, 2002(a)
                                                              ------------------    -----------------
                                                                 (UNAUDITED)
INVESTOR SHARES
Net asset value, beginning of period........................        $11.08               $ 9.38
                                                                    ------               ------
Investment activities:
  Net investment income.....................................          0.01*                  --(b)
  Net realized and unrealized gains/(losses) on
     investments............................................         (1.60)                1.72
                                                                    ------               ------
  Total from investment activities..........................         (1.59)                1.72
                                                                    ------               ------
Dividends:
  Net investment income.....................................            --                (0.02)
                                                                    ------               ------
  Total dividends...........................................            --                (0.02)
                                                                    ------               ------
Net asset value, end of period..............................        $ 9.49               $11.08
                                                                    ======               ======
Total return................................................        (14.35)%**            18.34%**
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................        $  132               $   98
  Net investment income net of waivers/reimbursements.......          0.28%***             0.03%***
  Expenses before waivers/reimbursements....................          7.79%***            10.26%***
  Expenses net of waivers/reimbursements....................          1.40%***             1.40%***
  Portfolio turnover rate...................................         53.06%               78.02%

---------------

*   Calculated based on the average shares outstanding during the period.

**  Not annualized.

*** Annualized.

(a)  From commencement of operations on October 3, 2001 to March 31, 2002.

(b)  Amount less than $0.005.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. DISCOVERY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                   FOR THE           FOR THE PERIOD
                                                               SIX MONTHS ENDED           ENDED
                                                              SEPTEMBER 30, 2002    MARCH 31, 2002(a)
                                                              ------------------    -----------------
                                                                 (UNAUDITED)
CLASS A SHARES
Net asset value, beginning of period........................        $11.07               $ 9.08
                                                                    ------               ------
Investment activities:
  Net investment income/(loss)..............................         (0.01)*                 --*
  Net realized and unrealized gains/(losses) on
     investments............................................         (1.58)*               2.01
                                                                    ------               ------
  Total from investment activities..........................         (1.59)                2.01
                                                                    ------               ------
Dividends:
  Net investment income.....................................            --                (0.02)
                                                                    ------               ------
  Total dividends...........................................            --                (0.02)
                                                                    ------               ------
Net asset value, end of period..............................        $ 9.48               $11.07
                                                                    ======               ======
Total return (excludes sales charge)........................        (14.36)%**            22.11%**
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................        $1,038               $   31
  Net investment income/(loss) net of
     waivers/reimbursements.................................         (0.20)%***            0.32%***
  Expenses before waivers/reimbursements....................          8.44%***            10.43%***
  Expenses net of waivers/reimbursements....................          1.67%***             1.65%***
  Portfolio turnover rate...................................         53.06%               78.02%

---------------

*   Calculated based on the average shares outstanding during the period.

**  Not annualized.

*** Annualized.

(a)  From commencement of operations on October 1, 2001 to March 31, 2002.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. DISCOVERY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                   FOR THE           FOR THE PERIOD
                                                               SIX MONTHS ENDED           ENDED
                                                              SEPTEMBER 30, 2002    MARCH 31, 2002(a)
                                                              ------------------    -----------------
                                                                 (UNAUDITED)
CLASS B SHARES
Net asset value, beginning of period........................        $11.04               $ 9.08
                                                                    ------               ------
Investment activities:
  Net investment loss.......................................         (0.03)*              (0.04)*
  Net realized and unrealized gains/(losses) on
     investments............................................         (1.58)                2.02
                                                                    ------               ------
  Total from investment activities..........................         (1.53)                1.98
                                                                    ------               ------
Dividends:
  Net investment income.....................................            --                (0.02)
                                                                    ------               ------
  Total dividends...........................................            --                (0.02)
                                                                    ------               ------
Net asset value, end of period..............................        $ 9.43               $11.04
                                                                    ======               ======
Total return (excludes sales charge)........................        (14.58)%**            21.93%**
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................        $  100               $   58
  Net investment income/(loss) net of
     waivers/reimbursements.................................         (0.53)%***           (0.81)%***
  Expenses before waivers/reimbursements....................          8.47%***            10.93%***
  Expenses net of waivers/reimbursements....................          2.15%***             2.15%***
  Portfolio turnover rate...................................         53.06%               78.02%

---------------

*   Calculated based on the average shares outstanding during the period.

**  Not annualized.

*** Annualized.

(a)  From commencement of operations on October 1, 2001 to March 31, 2002.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG EUROPEAN FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                   FOR THE           FOR THE PERIOD
                                                               SIX MONTHS ENDED           ENDED
                                                              SEPTEMBER 30, 2002    MARCH 31, 2002(a)
                                                              ------------------    -----------------
                                                                 (UNAUDITED)
INSTITUTIONAL SHARES
Net asset value, beginning of period........................        $ 9.76               $10.00
                                                                    ------               ------
Investment activities:
  Net investment income.....................................          0.11                 0.04
  Net realized and unrealized losses on investments and
     foreign currency transactions..........................         (2.60)               (0.28)
                                                                    ------               ------
  Total from investment activities..........................         (2.49)               (0.24)
                                                                    ------               ------
Net asset value, end of period..............................        $ 7.27               $ 9.76
                                                                    ======               ======
Total return................................................        (25.51)%*             (2.40)%*
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................        $5,454               $7,320
  Net investment income net of waivers/reimbursements.......          2.43%**              0.58%**
  Expenses before waivers/reimbursements....................          4.92%**              5.45%**
  Expenses net of waivers/reimbursements....................          1.25%**              1.25%**
  Portfolio turnover rate...................................        107.04%               90.92%

---------------

*  Not annualized.

**  Annualized.

(a) From commencement of operations on July 23, 2001 to March 31, 2001.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG EUROPEAN FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                   FOR THE           FOR THE PERIOD
                                                               SIX MONTHS ENDED           ENDED
                                                              SEPTEMBER 30, 2002    MARCH 31, 2002(a)
                                                              ------------------    -----------------
                                                                 (UNAUDITED)
CLASS A SHARES
Net asset value, beginning of period........................        $ 9.74                $8.82
                                                                    ------                -----
Investment activities:
  Net investment income.....................................          0.09                   --
  Net realized and unrealized gains/(losses) on investments
     and foreign currency transactions......................         (2.60)                0.92
                                                                    ------                -----
  Total from investment activities..........................         (2.51)                0.92
                                                                    ------                -----
Net asset value, end of period..............................        $ 7.23                $9.74
                                                                    ======                =====
Total return (excludes sales charge)........................        (25.77)%*             10.43%*
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................        $    1                $   1
  Net investment income net of waivers/reimbursements.......          1.95%**             (0.09)%**
  Expenses before waivers/reimbursements....................          5.42%**              7.30%**
  Expenses net of waivers/reimbursements....................          1.75%**              1.75%**
  Portfolio turnover rate...................................        107.04%               90.92%

---------------

*  Not annualized.

**  Annualized.

(a) From commencement of operations on October 1, 2001 to March 31, 2002.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG EUROPEAN FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                   FOR THE           FOR THE PERIOD
                                                               SIX MONTHS ENDED           ENDED
                                                              SEPTEMBER 30, 2002    MARCH 31, 2002(a)
                                                              ------------------    -----------------
                                                                 (UNAUDITED)
CLASS B SHARES
Net asset value, beginning of period........................        $ 9.71               $ 8.82
                                                                    ------               ------
Investment activities:
  Net investment income/(loss)..............................          0.07                (0.03)
  Net realized and unrealized gains/(losses) on investments
     and foreign currency transactions......................         (2.60)                0.92
                                                                    ------               ------
  Total from investment activities..........................         (2.53)                0.89
                                                                    ------               ------
Net asset value, end of period..............................        $ 7.18               $ 9.71
                                                                    ======               ======
Total return (excludes redemption charge)...................        (26.06)%              10.09%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................        $    1               $    1
  Net investment income/(loss) net of
     waivers/reimbursements.................................          1.42%**             (0.59)%
  Expenses before waivers/reimbursements....................          5.97%                7.80%
  Expenses net of waivers/reimbursements....................          2.29%**              2.25%
  Portfolio turnover rate...................................        107.04%               90.92%

---------------

*  Not annualized.

**  Annualized.

(a) From commencement of operations on October 1, 2001 to March 31, 2002.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. LARGE CAPITALIZATION FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                 FOR THE PERIOD
                                                                      ENDED
                                                              SEPTEMBER 30, 2002(a)
                                                              ---------------------
                                                                   (UNAUDITED)
INSTITUTIONAL SHARES
Net asset value, beginning of period........................         $10.00
                                                                     ------
Investment activities:
  Net investment income.....................................           0.02
  Net realized and unrealized loss on investments...........          (1.86)
                                                                     ------
  Total from investment activities..........................          (1.84)
                                                                     ------
Dividends:
  Net investment income.....................................             --
  Net realized gains on investments.........................             --
                                                                     ------
  Total dividends...........................................             --
                                                                     ------
Net asset value, end of period..............................         $ 8.16
                                                                     ======
Total return................................................         (18.40)%*
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................         $9,044
  Net investment income/(loss) net of
     waivers/reimbursements.................................           0.93%**
  Expenses before waivers/reimbursements....................           2.64%**
  Expenses net of waivers/reimbursements....................           1.00%**
  Portfolio turnover rate...................................          39.15%

---------------

*  Not annualized.

**  Annualized.

(a) From commencement of operations on June 18, 2002 to September 30, 2002.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. LARGE CAPITALIZATION FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                 FOR THE PERIOD
                                                                      ENDED
                                                              SEPTEMBER 30, 2002(a)
                                                              ---------------------
                                                                   (UNAUDITED)
INVESTOR SHARES
Net asset value, beginning of period........................         $10.00
                                                                     ------
Investment activities:
  Net investment income.....................................           0.02
  Net realized and unrealized loss on investments...........          (1.87)
                                                                     ------
  Total from investment activities..........................          (1.85)
                                                                     ------
Dividends:
  Net investment income.....................................             --
  Net realized gains on investments.........................             --
                                                                     ------
  Total dividends...........................................             --
                                                                     ------
Net asset value, end of period..............................         $ 8.15
                                                                     ======
Total return................................................         (18.50)%*
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................         $   28
  Net investment income/(loss) net of
     waivers/reimbursements.................................           1.03%**
  Expenses before waivers/reimbursements....................           3.43%**
  Expenses net of waivers/reimbursements....................           1.27%**
  Portfolio turnover rate...................................          39.15%

---------------

*  Not annualized.

**  Annualized.

(a) From commencement of operations on June 18, 2002 to September 30, 2002.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. LARGE CAPITALIZATION FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                 FOR THE PERIOD
                                                                      ENDED
                                                              SEPTEMBER 30, 2002(a)
                                                              ---------------------
                                                                   (UNAUDITED)
CLASS A SHARES
Net asset value, beginning of period........................         $10.00
Investment activities:
  Net investment income.....................................           0.01
  Net realized and unrealized loss on investments...........          (1.86)
                                                                     ------
  Total from investment activities..........................          (1.85)
                                                                     ------
Dividends:
  Net investment income.....................................             --
  Net realized gains........................................             --
                                                                     ------
  Total dividends...........................................             --
                                                                     ------
Net Asset Value, End of Period..............................         $ 8.15
                                                                     ======
Total return (excludes sales charges).......................         (18.50)%*
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets at end of period (000).........................         $    1
  Net investment income/(loss) net of
     waivers/reimbursements.................................           0.58%**
  Expenses before waivers/reimbursements....................           2.65%**
  Expenses net of waivers/reimbursements....................           1.36%**
  Portfolio turnover rate...................................          39.15%

---------------

*  Not annualized.

**  Annualized.

(a) From commencement of operations on June 18, 2002 to September 30, 2002.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. LARGE CAPITALIZATION FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                 FOR THE PERIOD
                                                                      ENDED
                                                              SEPTEMBER 30, 2002(a)
                                                              ---------------------
                                                                   (UNAUDITED)
CLASS B SHARES
Net asset value, beginning of period........................         $10.00
Investment activities:
  Net investment income.....................................             --*
  Net realized and unrealized loss on investments...........          (1.86)
                                                                     ------
  Total from investment activities..........................          (1.86)
                                                                     ------
Dividends:
  Net investment income.....................................             --
  Net realized gains........................................             --
                                                                     ------
  Total dividends...........................................             --
                                                                     ------
Net asset value, end of period..............................         $ 8.14
                                                                     ======
Total return (excludes redemption charges)..................         (18.60)%**
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................         $    1
  Net investment income/(loss) net of
     waivers/reimbursements.................................           0.04%***
  Expenses before waivers/reimbursements....................           3.62%***
  Expenses net of waivers/reimbursements....................           1.90%***
  Portfolio turnover........................................          39.15%

---------------

*   Amount per share was less than $0.005.

**  Not annualized.

*** Annualized.

(a) From commencement of operations on June 18, 2002 to September 30, 2002.

              See accompanying notes to the financial statements.

                          BARR ROSENBERG SERIES TRUST

                                    Manager
                    AXA Rosenberg Investment Management LLC
                          Four Orinda Way, Building E
                                Orinda, CA 94563

                                 Administrator
                           BISYS Fund Services, Inc.
                               3435 Stelzer Road
                               Columbus, OH 43219

                    Transfer and Shareholder Servicing Agent
                           BISYS Fund Services, Inc.
                               3435 Stelzer Road
                               Columbus, OH 43219

                                  Distributor
                     Barr Rosenberg Funds Distributor, Inc.
                         c/o BISYS Fund Services, Inc.
                               3435 Stelzer Road
                               Columbus, OH 43219

                                   Custodians
                      State Street Bank and Trust Company
                             Mutual Funds Division
                                Boston, MA 02102

                            Custodial Trust Company
                              101 Carnegie Center
                              Princeton, NJ 08540

                            Independent Accountants
                           PricewaterhouseCoopers LLP
                               333 Market Street
                            San Francisco, CA 94105

                                    Counsel
                                  Ropes & Gray
                            One International Place
                                Boston, MA 02110

This report is for the information of the shareholders of Barr Rosenberg Series Trust. Its use in connection with any offering of the Trust's shares is authorized only in case of a concurrent or prior delivery of the Trust's current prospectus.

(BRG-0043) (9/02)